UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global Bond Fund Class A - INGBX

Voya Global Bond Fund Class C - IGBCX

Voya Global Bond Fund Class I - IGBIX

Voya Global Bond Fund Class R - IGBRX

Voya Global Bond Fund Class R6 - IGBZX

Voya Global Bond Fund Class W - IGBWX

Voya Global High Dividend Low Volatility Fund Class A - NAWGX

Voya Global High Dividend Low Volatility Fund Class C - NAWCX

Voya Global High Dividend Low Volatility Fund Class I - NAWIX

Voya Global High Dividend Low Volatility Fund Class R6 - VGHRX

Voya Global High Dividend Low Volatility Fund Class W - IGVWX

Voya Multi-Manager Emerging Markets Equity Fund Class A - IEMHX

Voya Multi-Manager Emerging Markets Equity Fund Class C - IEMJX

Voya Multi-Manager Emerging Markets Equity Fund Class I - IEMGX

Voya Multi-Manager Emerging Markets Equity Fund Class R - IEMKX

Voya Multi-Manager Emerging Markets Equity Fund Class W - IEMLX

Voya Multi-Manager International Equity Fund Class I - IIGIX

Voya Multi-Manager International Small Cap Fund Class A - NTKLX

Voya Multi-Manager International Small Cap Fund Class C - NARCX

Voya Multi-Manager International Small Cap Fund Class I - NAPIX

Voya Multi-Manager International Small Cap Fund Class R6 - VVJFX

Voya Multi-Manager International Small Cap Fund Class W - ISCWX

Voya VACS Series EME Fund Portfolio - VVIFX

Class A: INGBX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$95	0.90%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Total Return Based on $10,000 Investment

	Class A with Sales Charge	Class A without Sales Charge	Bloomberg Global Aggregate Index
2014	$9,746	$10,000	$10,000
2015	$9,203	$9,443	$9,693
2016	$9,730	$9,983	$10,235
2017	$10,252	$10,519	$10,356
2018	$10,117	$10,380	$10,143
2019	$10,954	$11,239	$11,111
2020	$11,489	$11,788	$11,737
2021	$11,469	$11,767	$11,591
2022	$8,921	$9,153	$9,181
2023	$9,055	$9,291	$9,339
2024	$10,083	$10,345	$10,230

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	8.64%	-2.14%	0.08%
Class A - Excluding Sales Charge	11.35%	-1.64%	0.34%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$187,394,484
  # of Portfolio Holdings915
  Portfolio Turnover Rate177%
  Investment Advisory Fees Paid$1,004,039

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

China Government Bond, 2.850%, 06/04/27	2.4%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
China Government Bond, 3.250%, 06/06/26	2.0%
China Government Bond, 2.520%, 08/25/33	1.7%
Fannie Mae, 2.500%, 11/01/54	1.3%
Freddie Mac REMIC Trust - Class IO, 4.500%, 10/15/41	1.1%
United States Treasury Notes, 3.875%, 08/15/34	1.1%
Kingdom of Belgium Government International Bond, 4.875%, 06/10/55	1.0%
Fannie Mae, 3.000%, 11/01/54	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.8%
U.S. Treasury Obligations	2.6%
U.S. Government Agency Obligations	7.9%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	10.2%
Sovereign Bonds	17.6%
Collateralized Mortgage Obligations	21.3%
Corporate Bonds/Notes	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: INGBX

Voya Global Bond Fund

92914A828-AR

Class C: IGBCX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$174	1.65%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Total Return Based on $10,000 Investment

	Class C with Sales Charge	Class C without Sales Charge	Bloomberg Global Aggregate Index
2014	$10,000	$10,000	$10,000
2015	$9,368	$9,368	$9,693
2016	$9,832	$9,832	$10,235
2017	$10,277	$10,277	$10,356
2018	$10,073	$10,073	$10,143
2019	$10,828	$10,828	$11,111
2020	$11,260	$11,260	$11,737
2021	$11,165	$11,165	$11,591
2022	$8,627	$8,627	$9,181
2023	$8,758	$8,758	$9,339
2024	$9,752	$9,752	$10,230

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	9.58%	-2.37%	-0.25%
Class C - Excluding Sales Charge	10.58%	-2.37%	-0.25%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$187,394,484
  # of Portfolio Holdings915
  Portfolio Turnover Rate177%
  Investment Advisory Fees Paid$1,004,039

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

China Government Bond, 2.850%, 06/04/27	2.4%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
China Government Bond, 3.250%, 06/06/26	2.0%
China Government Bond, 2.520%, 08/25/33	1.7%
Fannie Mae, 2.500%, 11/01/54	1.3%
Freddie Mac REMIC Trust - Class IO, 4.500%, 10/15/41	1.1%
United States Treasury Notes, 3.875%, 08/15/34	1.1%
Kingdom of Belgium Government International Bond, 4.875%, 06/10/55	1.0%
Fannie Mae, 3.000%, 11/01/54	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.8%
U.S. Treasury Obligations	2.6%
U.S. Government Agency Obligations	7.9%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	10.2%
Sovereign Bonds	17.6%
Collateralized Mortgage Obligations	21.3%
Corporate Bonds/Notes	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IGBCX

Voya Global Bond Fund

92914A844-AR

Class I: IGBIX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$69	0.65%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Total Return Based on $250,000 Investment

	Class I	Bloomberg Global Aggregate Index
2014	$250,000	$250,000
2015	$236,705	$242,325
2016	$251,045	$255,871
2017	$265,082	$258,890
2018	$262,286	$253,583
2019	$284,762	$277,775
2020	$299,420	$293,414
2021	$299,569	$289,775
2022	$233,848	$229,531
2023	$237,789	$233,476
2024	$265,580	$255,761

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.69%	-1.38%	0.61%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

Fund Statistics

  Total Net Assets$187,394,484
  # of Portfolio Holdings915
  Portfolio Turnover Rate177%
  Investment Advisory Fees Paid$1,004,039

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

China Government Bond, 2.850%, 06/04/27	2.4%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
China Government Bond, 3.250%, 06/06/26	2.0%
China Government Bond, 2.520%, 08/25/33	1.7%
Fannie Mae, 2.500%, 11/01/54	1.3%
Freddie Mac REMIC Trust - Class IO, 4.500%, 10/15/41	1.1%
United States Treasury Notes, 3.875%, 08/15/34	1.1%
Kingdom of Belgium Government International Bond, 4.875%, 06/10/55	1.0%
Fannie Mae, 3.000%, 11/01/54	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.8%
U.S. Treasury Obligations	2.6%
U.S. Government Agency Obligations	7.9%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	10.2%
Sovereign Bonds	17.6%
Collateralized Mortgage Obligations	21.3%
Corporate Bonds/Notes	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IGBIX

Voya Global Bond Fund

92914A851-AR

Class R: IGBRX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$121	1.15%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Total Return Based on $10,000 Investment

	Class R	Bloomberg Global Aggregate Index
2014	$10,000	$10,000
2015	$9,422	$9,693
2016	$9,939	$10,235
2017	$10,435	$10,356
2018	$10,281	$10,143
2019	$11,104	$11,111
2020	$11,615	$11,737
2021	$11,564	$11,591
2022	$8,975	$9,181
2023	$9,081	$9,339
2024	$10,087	$10,230

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	11.08%	-1.90%	0.09%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

Fund Statistics

  Total Net Assets$187,394,484
  # of Portfolio Holdings915
  Portfolio Turnover Rate177%
  Investment Advisory Fees Paid$1,004,039

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

China Government Bond, 2.850%, 06/04/27	2.4%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
China Government Bond, 3.250%, 06/06/26	2.0%
China Government Bond, 2.520%, 08/25/33	1.7%
Fannie Mae, 2.500%, 11/01/54	1.3%
Freddie Mac REMIC Trust - Class IO, 4.500%, 10/15/41	1.1%
United States Treasury Notes, 3.875%, 08/15/34	1.1%
Kingdom of Belgium Government International Bond, 4.875%, 06/10/55	1.0%
Fannie Mae, 3.000%, 11/01/54	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.8%
U.S. Treasury Obligations	2.6%
U.S. Government Agency Obligations	7.9%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	10.2%
Sovereign Bonds	17.6%
Collateralized Mortgage Obligations	21.3%
Corporate Bonds/Notes	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IGBRX

Voya Global Bond Fund

92913W649-AR

Class R6: IGBZX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$69	0.65%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg Global Aggregate Index
2014	$1,000,000	$1,000,000
2015	$947,284	$969,259
2016	$1,004,685	$1,023,446
2017	$1,060,040	$1,035,483
2018	$1,049,253	$1,014,262
2019	$1,139,256	$1,110,994
2020	$1,198,122	$1,173,596
2021	$1,199,129	$1,158,988
2022	$936,004	$918,076
2023	$952,115	$933,855
2024	$1,063,521	$1,022,990

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	11.70%	-1.37%	0.62%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

Fund Statistics

  Total Net Assets$187,394,484
  # of Portfolio Holdings915
  Portfolio Turnover Rate177%
  Investment Advisory Fees Paid$1,004,039

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

China Government Bond, 2.850%, 06/04/27	2.4%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
China Government Bond, 3.250%, 06/06/26	2.0%
China Government Bond, 2.520%, 08/25/33	1.7%
Fannie Mae, 2.500%, 11/01/54	1.3%
Freddie Mac REMIC Trust - Class IO, 4.500%, 10/15/41	1.1%
United States Treasury Notes, 3.875%, 08/15/34	1.1%
Kingdom of Belgium Government International Bond, 4.875%, 06/10/55	1.0%
Fannie Mae, 3.000%, 11/01/54	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.8%
U.S. Treasury Obligations	2.6%
U.S. Government Agency Obligations	7.9%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	10.2%
Sovereign Bonds	17.6%
Collateralized Mortgage Obligations	21.3%
Corporate Bonds/Notes	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IGBZX

Voya Global Bond Fund

92913W854-AR

Class W: IGBWX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$69	0.65%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Allocations to sectors away from developed market Treasuries drove performance. The largest contributors were sourced from an array of securitized investments, from securitized credit that includes collateralized loan obligations & commercial mortgage-backed securities, as well as investments in non-agency residential mortgage-backed securities. Corporate allocations also contributed, driven by high yield corporates. Duration and yield curve decisions contributed. The impact of derivatives was also positive.

Top detractors to performance: The Fund’s currency positioning in developed markets detracted over the period due to a tactical short position in Euro, as well as other currency positions related to our FX momentum model mostly coming from the first quarter of 2024.

Total Return Based on $10,000 Investment

	Class W	Bloomberg Global Aggregate Index
2014	$10,000	$10,000
2015	$9,465	$9,693
2016	$10,035	$10,235
2017	$10,598	$10,356
2018	$10,483	$10,143
2019	$11,387	$11,111
2020	$11,972	$11,737
2021	$11,994	$11,591
2022	$9,351	$9,181
2023	$9,518	$9,339
2024	$10,623	$10,230

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	11.62%	-1.38%	0.61%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%

Fund Statistics

  Total Net Assets$187,394,484
  # of Portfolio Holdings915
  Portfolio Turnover Rate177%
  Investment Advisory Fees Paid$1,004,039

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

China Government Bond, 2.850%, 06/04/27	2.4%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
China Government Bond, 3.250%, 06/06/26	2.0%
China Government Bond, 2.520%, 08/25/33	1.7%
Fannie Mae, 2.500%, 11/01/54	1.3%
Freddie Mac REMIC Trust - Class IO, 4.500%, 10/15/41	1.1%
United States Treasury Notes, 3.875%, 08/15/34	1.1%
Kingdom of Belgium Government International Bond, 4.875%, 06/10/55	1.0%
Fannie Mae, 3.000%, 11/01/54	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.8%
U.S. Treasury Obligations	2.6%
U.S. Government Agency Obligations	7.9%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	10.2%
Sovereign Bonds	17.6%
Collateralized Mortgage Obligations	21.3%
Corporate Bonds/Notes	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGBWX

Voya Global Bond Fund

92913W508-AR

Class A: NAWGX

Voya Global High Dividend Low Volatility Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$97	0.86%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to unfavorable stock selection, lower beta & smaller market cap tilt.

Top contributors to performance: On a regional level, stock selection was strongest in Europe. Portfolio holdings within the consumer staples, energy & materials sectors contributed. At the individual stock level, key contributors included exposure to a non-benchmark position in NVIDIA Corp., Intel Corp. & an underweight in UnitedHealth Group Inc.

Top detractors to performance: On a regional level, stock selection was weakest in U.S. & Japan. On the sector level, stock selection in the financials, industrials & real estate sectors detracted. At the individual stock level, key detractors included not owning Broadcom Inc., an underweight in JP Morgan Chase & Co. and an overweight to Humana Inc.

Total Return Based on $10,000 Investment

	Class A with Sales Charge	Class A without Sales Charge	MSCI All Country World Index℠	MSCI World Value Index℠
2014	$9,425	$10,000	$10,000	$10,000
2015	$9,316	$9,883	$9,997	$9,752
2016	$9,231	$9,794	$10,202	$10,016
2017	$11,443	$12,141	$12,569	$12,043
2018	$11,296	$11,985	$12,503	$11,870
2019	$12,439	$13,197	$14,078	$12,881
2020	$11,276	$11,964	$14,766	$11,238
2021	$14,903	$15,811	$20,271	$15,918
2022	$14,074	$14,932	$16,225	$14,587
2023	$14,333	$15,206	$17,929	$15,034
2024	$17,851	$18,939	$23,808	$19,369

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	17.39%	6.23%	5.97%
Class A - Excluding Sales Charge	24.55%	7.49%	6.59%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
MSCI World Value Index℠	28.84%	8.50%	6.83%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the MSCI World Value IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World Value Index SM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$251,589,716
  # of Portfolio Holdings240
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$939,873

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

UnitedHealth Group, Inc.	1.7%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Wells Fargo & Co.	1.1%
AT&T, Inc.	1.0%
Gilead Sciences, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Netherlands	1.3%
Spain	1.6%
Italy	1.7%
Switzerland	1.9%
Australia	1.9%
France	2.1%
Germany	2.4%
United Kingdom	3.2%
Canada	3.7%
Japan	4.9%
United States	70.3%

Sector Allocation

Value	Value
Financials	22.8%
Health Care	14.3%
Industrials	13.0%
Consumer Staples	9.7%
Energy	8.2%
Information Technology	6.6%
Utilities	6.2%
Communication Services	5.6%
Consumer Discretionary	4.7%
Real Estate	4.1%
Materials	3.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NAWGX

Voya Global High Dividend Low Volatility Fund

92913X811-AR

Class C: NAWCX

Voya Global High Dividend Low Volatility Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$180	1.61%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to unfavorable stock selection, lower beta & smaller market cap tilt.

Top contributors to performance: On a regional level, stock selection was strongest in Europe. Portfolio holdings within the consumer staples, energy & materials sectors contributed. At the individual stock level, key contributors included exposure to a non-benchmark position in NVIDIA Corp., Intel Corp. & an underweight in UnitedHealth Group Inc.

Top detractors to performance: On a regional level, stock selection was weakest in U.S. & Japan. On the sector level, stock selection in the financials, industrials & real estate sectors detracted. At the individual stock level, key detractors included not owning Broadcom Inc., an underweight in JP Morgan Chase & Co. and an overweight to Humana Inc.

Total Return Based on $10,000 Investment

	Class C with Sales Charge	Class C without Sales Charge	MSCI All Country World Index℠	MSCI World Value Index℠
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,809	$9,809	$9,997	$9,752
2016	$9,644	$9,644	$10,202	$10,016
2017	$11,871	$11,871	$12,569	$12,043
2018	$11,626	$11,626	$12,503	$11,870
2019	$12,707	$12,707	$14,078	$12,881
2020	$11,439	$11,439	$14,766	$11,238
2021	$15,004	$15,004	$20,271	$15,918
2022	$14,062	$14,062	$16,225	$14,587
2023	$14,320	$14,320	$17,929	$15,034
2024	$17,835	$17,835	$23,808	$19,369

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	22.67%	6.70%	5.96%
Class C - Excluding Sales Charge	23.67%	6.70%	5.96%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
MSCI World Value Index℠	28.84%	8.50%	6.83%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the MSCI World Value IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World Value Index SM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$251,589,716
  # of Portfolio Holdings240
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$939,873

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

UnitedHealth Group, Inc.	1.7%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Wells Fargo & Co.	1.1%
AT&T, Inc.	1.0%
Gilead Sciences, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Netherlands	1.3%
Spain	1.6%
Italy	1.7%
Switzerland	1.9%
Australia	1.9%
France	2.1%
Germany	2.4%
United Kingdom	3.2%
Canada	3.7%
Japan	4.9%
United States	70.3%

Sector Allocation

Value	Value
Financials	22.8%
Health Care	14.3%
Industrials	13.0%
Consumer Staples	9.7%
Energy	8.2%
Information Technology	6.6%
Utilities	6.2%
Communication Services	5.6%
Consumer Discretionary	4.7%
Real Estate	4.1%
Materials	3.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NAWCX

Voya Global High Dividend Low Volatility Fund

92913X837-AR

Class I: NAWIX

Voya Global High Dividend Low Volatility Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$69	0.61%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to unfavorable stock selection, lower beta & smaller market cap tilt.

Top contributors to performance: On a regional level, stock selection was strongest in Europe. Portfolio holdings within the consumer staples, energy & materials sectors contributed. At the individual stock level, key contributors included exposure to a non-benchmark position in NVIDIA Corp., Intel Corp. & an underweight in UnitedHealth Group Inc.

Top detractors to performance: On a regional level, stock selection was weakest in U.S. & Japan. On the sector level, stock selection in the financials, industrials & real estate sectors detracted. At the individual stock level, key detractors included not owning Broadcom Inc., an underweight in JP Morgan Chase & Co. and an overweight to Humana Inc.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	MSCI World Value Index℠
2014	$250,000	$250,000	$250,000
2015	$247,757	$249,925	$243,800
2016	$246,022	$255,048	$250,407
2017	$305,849	$314,220	$301,064
2018	$302,644	$312,586	$296,759
2019	$334,142	$351,940	$322,013
2020	$303,640	$369,150	$280,957
2021	$402,246	$506,769	$397,947
2022	$380,801	$405,618	$364,679
2023	$388,797	$448,216	$375,856
2024	$485,570	$595,189	$484,234

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	24.90%	7.76%	6.86%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
MSCI World Value Index℠	28.84%	8.50%	6.83%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World Value IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World Value Index SM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$251,589,716
  # of Portfolio Holdings240
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$939,873

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

UnitedHealth Group, Inc.	1.7%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Wells Fargo & Co.	1.1%
AT&T, Inc.	1.0%
Gilead Sciences, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Netherlands	1.3%
Spain	1.6%
Italy	1.7%
Switzerland	1.9%
Australia	1.9%
France	2.1%
Germany	2.4%
United Kingdom	3.2%
Canada	3.7%
Japan	4.9%
United States	70.3%

Sector Allocation

Value	Value
Financials	22.8%
Health Care	14.3%
Industrials	13.0%
Consumer Staples	9.7%
Energy	8.2%
Information Technology	6.6%
Utilities	6.2%
Communication Services	5.6%
Consumer Discretionary	4.7%
Real Estate	4.1%
Materials	3.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: NAWIX

Voya Global High Dividend Low Volatility Fund

92914A752-AR

Class R6: VGHRX

Voya Global High Dividend Low Volatility Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$65	0.58%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to unfavorable stock selection, lower beta & smaller market cap tilt.

Top contributors to performance: On a regional level, stock selection was strongest in Europe. Portfolio holdings within the consumer staples, energy & materials sectors contributed. At the individual stock level, key contributors included exposure to a non-benchmark position in NVIDIA Corp., Intel Corp. & an underweight in UnitedHealth Group Inc.

Top detractors to performance: On a regional level, stock selection was weakest in U.S. & Japan. On the sector level, stock selection in the financials, industrials & real estate sectors detracted. At the individual stock level, key detractors included not owning Broadcom Inc., an underweight in JP Morgan Chase & Co. and an overweight to Humana Inc.

Total Return Based on $1,000,000 Investment

	Class R6	MSCI All Country World Index℠	MSCI World Value Index℠
2/28/2020	$1,000,000	$1,000,000	$1,000,000
2020	$967,387	$1,105,106	$966,428
2021	$1,282,456	$1,517,061	$1,368,879
2022	$1,214,440	$1,214,296	$1,254,442
2023	$1,240,189	$1,341,820	$1,292,890
2024	$1,549,473	$1,781,813	$1,665,696

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (2/28/2020)
Class R6	24.94%	9.82%
MSCI All Country World Index℠	32.79%	12.79%
MSCI World Value Index℠	28.84%	11.03%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World Value IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World Value Index SM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$251,589,716
  # of Portfolio Holdings240
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$939,873

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

UnitedHealth Group, Inc.	1.7%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Wells Fargo & Co.	1.1%
AT&T, Inc.	1.0%
Gilead Sciences, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Netherlands	1.3%
Spain	1.6%
Italy	1.7%
Switzerland	1.9%
Australia	1.9%
France	2.1%
Germany	2.4%
United Kingdom	3.2%
Canada	3.7%
Japan	4.9%
United States	70.3%

Sector Allocation

Value	Value
Financials	22.8%
Health Care	14.3%
Industrials	13.0%
Consumer Staples	9.7%
Energy	8.2%
Information Technology	6.6%
Utilities	6.2%
Communication Services	5.6%
Consumer Discretionary	4.7%
Real Estate	4.1%
Materials	3.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VGHRX

Voya Global High Dividend Low Volatility Fund

92914A380-AR

Class W: IGVWX

Voya Global High Dividend Low Volatility Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$69	0.61%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to unfavorable stock selection, lower beta & smaller market cap tilt.

Top contributors to performance: On a regional level, stock selection was strongest in Europe. Portfolio holdings within the consumer staples, energy & materials sectors contributed. At the individual stock level, key contributors included exposure to a non-benchmark position in NVIDIA Corp., Intel Corp. & an underweight in UnitedHealth Group Inc.

Top detractors to performance: On a regional level, stock selection was weakest in U.S. & Japan. On the sector level, stock selection in the financials, industrials & real estate sectors detracted. At the individual stock level, key detractors included not owning Broadcom Inc., an underweight in JP Morgan Chase & Co. and an overweight to Humana Inc.

Total Return Based on $10,000 Investment

	Class W	MSCI All Country World Index℠	MSCI World Value Index℠
2014	$10,000	$10,000	$10,000
2015	$9,911	$9,997	$9,752
2016	$9,843	$10,202	$10,016
2017	$12,235	$12,569	$12,043
2018	$12,105	$12,503	$11,870
2019	$13,365	$14,078	$12,881
2020	$12,143	$14,766	$11,238
2021	$16,091	$20,271	$15,918
2022	$15,232	$16,225	$14,587
2023	$15,552	$17,929	$15,034
2024	$19,420	$23,808	$19,369

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	24.87%	7.76%	6.86%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
MSCI World Value Index℠	28.84%	8.50%	6.83%

Effective with this report, the Adviser changed the primary benchmark from the MSCI World Value IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World Value Index SM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$251,589,716
  # of Portfolio Holdings240
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$939,873

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

UnitedHealth Group, Inc.	1.7%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.7%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.2%
Philip Morris International, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Wells Fargo & Co.	1.1%
AT&T, Inc.	1.0%
Gilead Sciences, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Netherlands	1.3%
Spain	1.6%
Italy	1.7%
Switzerland	1.9%
Australia	1.9%
France	2.1%
Germany	2.4%
United Kingdom	3.2%
Canada	3.7%
Japan	4.9%
United States	70.3%

Sector Allocation

Value	Value
Financials	22.8%
Health Care	14.3%
Industrials	13.0%
Consumer Staples	9.7%
Energy	8.2%
Information Technology	6.6%
Utilities	6.2%
Communication Services	5.6%
Consumer Discretionary	4.7%
Real Estate	4.1%
Materials	3.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGVWX

Voya Global High Dividend Low Volatility Fund

92913W706-AR

Class A: IEMHX

Voya Multi-Manager Emerging Markets Equity Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$165	1.50%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Total Return Based on $10,000 Investment

	Class A with Sales Charge	Class A without Sales Charge	MSCI All Country World (ex-U.S.) Index℠	MSCI Emerging Markets Index℠
2014	$9,429	$10,000	$10,000	$10,000
2015	$7,703	$8,170	$9,532	$8,547
2016	$8,350	$8,857	$9,553	$9,339
2017	$11,087	$11,759	$11,811	$11,810
2018	$9,057	$9,606	$10,838	$10,331
2019	$10,539	$11,177	$12,059	$11,556
2020	$11,338	$12,025	$11,745	$12,510
2021	$13,011	$13,800	$15,228	$14,631
2022	$8,629	$9,152	$11,462	$10,091
2023	$9,659	$10,244	$12,846	$11,181
2024	$11,568	$12,269	$15,972	$14,011

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	12.93%	0.68%	1.47%
Class A - Excluding Sales Charge	19.76%	1.88%	2.07%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI Emerging Markets Index℠	25.32%	3.93%	3.43%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$202,493,851
  # of Portfolio Holdings395
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$2,044,128

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Reliance Industries Ltd.	4.0%
SK Hynix, Inc.	3.9%
SK Square Co. Ltd.	3.6%
HDFC Bank Ltd.	2.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.2%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Thailand	1.7%
South Africa	2.0%
United States	2.1%
Indonesia	2.1%
Hong Kong	2.6%
Mexico	5.6%
Brazil	7.5%
China	12.9%
South Korea	16.0%
Taiwan	17.1%
India	18.4%

Sector Allocation

Value	Value
Information Technology	29.6%
Financials	13.4%
Consumer Staples	12.6%
Consumer Discretionary	12.1%
Communication Services	9.1%
Energy	7.2%
Industrials	7.2%
Materials	3.2%
Utilities	2.3%
Health Care	1.8%
Real Estate	0.8%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IEMHX

Voya Multi-Manager Emerging Markets Equity Fund

92913W714-AR

Class C: IEMJX

Voya Multi-Manager Emerging Markets Equity Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$246	2.25%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Total Return Based on $10,000 Investment

	Class C with Sales Charge	Class C without Sales Charge	MSCI All Country World (ex-U.S.) Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000	$10,000
2015	$8,104	$8,104	$9,532	$8,547
2016	$8,727	$8,727	$9,553	$9,339
2017	$11,497	$11,497	$11,811	$11,810
2018	$9,316	$9,316	$10,838	$10,331
2019	$10,772	$10,772	$12,059	$11,556
2020	$11,489	$11,489	$11,745	$12,510
2021	$13,090	$13,090	$15,228	$14,631
2022	$8,609	$8,609	$11,462	$10,091
2023	$9,636	$9,636	$12,846	$11,181
2024	$11,540	$11,540	$15,972	$14,011

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	17.85%	1.10%	1.44%
Class C - Excluding Sales Charge	18.85%	1.10%	1.44%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI Emerging Markets Index℠	25.32%	3.93%	3.43%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$202,493,851
  # of Portfolio Holdings395
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$2,044,128

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Reliance Industries Ltd.	4.0%
SK Hynix, Inc.	3.9%
SK Square Co. Ltd.	3.6%
HDFC Bank Ltd.	2.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.2%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Thailand	1.7%
South Africa	2.0%
United States	2.1%
Indonesia	2.1%
Hong Kong	2.6%
Mexico	5.6%
Brazil	7.5%
China	12.9%
South Korea	16.0%
Taiwan	17.1%
India	18.4%

Sector Allocation

Value	Value
Information Technology	29.6%
Financials	13.4%
Consumer Staples	12.6%
Consumer Discretionary	12.1%
Communication Services	9.1%
Energy	7.2%
Industrials	7.2%
Materials	3.2%
Utilities	2.3%
Health Care	1.8%
Real Estate	0.8%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IEMJX

Voya Multi-Manager Emerging Markets Equity Fund

92913W722-AR

Class I: IEMGX

Voya Multi-Manager Emerging Markets Equity Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$127	1.15%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Total Return Based on $250,000 Investment

	Class I	MSCI Emerging Markets Index℠	MSCI All Country World (ex-U.S.) Index℠
2014	$250,000	$250,000	$250,000
2015	$204,857	$213,675	$238,300
2016	$223,065	$233,483	$238,824
2017	$297,162	$295,239	$295,282
2018	$243,494	$258,275	$270,951
2019	$284,384	$288,906	$301,487
2020	$306,936	$312,741	$293,618
2021	$353,675	$365,782	$380,706
2022	$235,340	$252,280	$286,557
2023	$264,309	$279,524	$321,150
2024	$317,966	$350,287	$399,294

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	20.30%	2.26%	2.43%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI Emerging Markets Index℠	25.32%	3.93%	3.43%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$202,493,851
  # of Portfolio Holdings395
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$2,044,128

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Reliance Industries Ltd.	4.0%
SK Hynix, Inc.	3.9%
SK Square Co. Ltd.	3.6%
HDFC Bank Ltd.	2.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.2%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Thailand	1.7%
South Africa	2.0%
United States	2.1%
Indonesia	2.1%
Hong Kong	2.6%
Mexico	5.6%
Brazil	7.5%
China	12.9%
South Korea	16.0%
Taiwan	17.1%
India	18.4%

Sector Allocation

Value	Value
Information Technology	29.6%
Financials	13.4%
Consumer Staples	12.6%
Consumer Discretionary	12.1%
Communication Services	9.1%
Energy	7.2%
Industrials	7.2%
Materials	3.2%
Utilities	2.3%
Health Care	1.8%
Real Estate	0.8%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEMGX

Voya Multi-Manager Emerging Markets Equity Fund

92913W680-AR

Class R: IEMKX

Voya Multi-Manager Emerging Markets Equity Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$192	1.75%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World (ex-U.S.) Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,151	$9,532	$8,547
2016	$8,810	$9,553	$9,339
2017	$11,667	$11,811	$11,810
2018	$9,507	$10,838	$10,331
2019	$11,034	$12,059	$11,556
2020	$11,828	$11,745	$12,510
2021	$13,549	$15,228	$14,631
2022	$8,957	$11,462	$10,091
2023	$10,008	$12,846	$11,181
2024	$11,956	$15,972	$14,011

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	19.46%	1.62%	1.80%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI Emerging Markets Index℠	25.32%	3.93%	3.43%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$202,493,851
  # of Portfolio Holdings395
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$2,044,128

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Reliance Industries Ltd.	4.0%
SK Hynix, Inc.	3.9%
SK Square Co. Ltd.	3.6%
HDFC Bank Ltd.	2.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.2%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Thailand	1.7%
South Africa	2.0%
United States	2.1%
Indonesia	2.1%
Hong Kong	2.6%
Mexico	5.6%
Brazil	7.5%
China	12.9%
South Korea	16.0%
Taiwan	17.1%
India	18.4%

Sector Allocation

Value	Value
Information Technology	29.6%
Financials	13.4%
Consumer Staples	12.6%
Consumer Discretionary	12.1%
Communication Services	9.1%
Energy	7.2%
Industrials	7.2%
Materials	3.2%
Utilities	2.3%
Health Care	1.8%
Real Estate	0.8%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IEMKX

Voya Multi-Manager Emerging Markets Equity Fund

92913W730-AR

Class W: IEMLX

Voya Multi-Manager Emerging Markets Equity Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$138	1.25%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Total Return Based on $10,000 Investment

	Class W	MSCI All Country World (ex-U.S.) Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,191	$9,532	$8,547
2016	$8,908	$9,553	$9,339
2017	$11,853	$11,811	$11,810
2018	$9,707	$10,838	$10,331
2019	$11,328	$12,059	$11,556
2020	$12,197	$11,745	$12,510
2021	$14,045	$15,228	$14,631
2022	$9,332	$11,462	$10,091
2023	$10,472	$12,846	$11,181
2024	$12,586	$15,972	$14,011

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	20.19%	2.13%	2.33%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI Emerging Markets Index℠	25.32%	3.93%	3.43%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$202,493,851
  # of Portfolio Holdings395
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$2,044,128

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Reliance Industries Ltd.	4.0%
SK Hynix, Inc.	3.9%
SK Square Co. Ltd.	3.6%
HDFC Bank Ltd.	2.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.2%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Thailand	1.7%
South Africa	2.0%
United States	2.1%
Indonesia	2.1%
Hong Kong	2.6%
Mexico	5.6%
Brazil	7.5%
China	12.9%
South Korea	16.0%
Taiwan	17.1%
India	18.4%

Sector Allocation

Value	Value
Information Technology	29.6%
Financials	13.4%
Consumer Staples	12.6%
Consumer Discretionary	12.1%
Communication Services	9.1%
Energy	7.2%
Industrials	7.2%
Materials	3.2%
Utilities	2.3%
Health Care	1.8%
Real Estate	0.8%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IEMLX

Voya Multi-Manager Emerging Markets Equity Fund

92913W748-AR

Class I: IIGIX

Voya Multi-Manager International Equity Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$99	0.89%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI EAFE® Index.

Top contributors to performance: At country level, Taiwan & the United Kingdom were key areas of stock selection strength, with Taiwan Semiconductor Manufacturing Co. and lack of exposure to Nestle among the top individual contributors. At the sector level, information technology and consumer staples were the top contributors.

Top detractors to performance: On a country level, Canada, Brazil and South Korea—which are not represented in the benchmark index—were among the main areas where country allocation detracted. Stock selection in Japan was also weak. On a sector level, financials and industrials were among the weakest. Top individual detractors included Samsung Electronics Co., Ltd. and lack of exposure to Hitachi, Ltd.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World (ex-U.S.) Index℠	MSCI EAFE® Index
2014	$250,000	$250,000	$250,000
2015	$248,866	$238,300	$249,825
2016	$241,042	$238,824	$241,756
2017	$293,907	$295,282	$298,423
2018	$267,958	$270,951	$277,981
2019	$296,166	$301,487	$308,670
2020	$298,805	$293,618	$287,496
2021	$390,514	$380,706	$385,762
2022	$272,199	$286,557	$297,036
2023	$303,918	$321,150	$339,812
2024	$372,042	$399,294	$417,853

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	22.42%	4.67%	4.06%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
MSCI EAFE® Index	22.97%	6.24%	5.27%

Effective with this report, the Adviser changed the primary benchmark from the MSCI EAFE® Index to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI EAFE® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$494,945,225
  # of Portfolio Holdings260
  Portfolio Turnover Rate85%
  Investment Advisory Fees Paid$3,471,047

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
SAP SE	1.3%
Vinci SA	1.3%
London Stock Exchange Group PLC	1.3%
Takeda Pharmaceutical Co. Ltd.	1.3%
Tencent Holdings Ltd.	1.3%
BAE Systems PLC	1.2%
Partners Group Holding AG	1.1%
Deutsche Telekom AG	1.0%
ASML Holding NV	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Hong Kong	2.7%
South Korea	2.7%
Australia	2.7%
United States	3.8%
Netherlands	4.8%
Switzerland	4.9%
Canada	5.3%
France	8.7%
Germany	10.1%
United Kingdom	13.7%
Japan	13.8%

Sector Allocation

Value	Value
Financials	18.9%
Industrials	17.6%
Consumer Discretionary	12.3%
Information Technology	12.2%
Health Care	10.2%
Consumer Staples	8.6%
Communication Services	6.4%
Materials	5.5%
Energy	2.5%
Real Estate	1.8%
Utilities	1.3%
Assets in Excess of Other Liabilities	1.7%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2024.  For more complete information, you may review the Fund's Prospectus, as supplemented April 3, 2024 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 6, 2024: (i) Baillie Gifford Overseas Limited was removed as one of the sub-advisers to the Fund; (ii) Lazard Asset Management LLC (“Lazard”) & Voya Investment Management Co. LLC were appointed as sub-advisers and Voya Investment Management (UK) Limited (together with Voya Investment Management Co. LLC, “Voya IM”) as sub-sub-adviser; and (iii) a 0.01% management fee waiver & a side letter expense limit of 0.90% on Class I shares were eliminated and in conjunction with these changes, the expense limit was decreased from 0.97% to 0.88% for Class I shares. As a result, the Fund experienced related changes to its principal investment strategies & risks. In particular, (a) Lazard seeks to realize the Fund’s investment objective primarily by investing in companies that Lazard considers to be quality growth businesses; (b) Voya IM invests in a portfolio of stocks that it believes have the potential to outperform the MSCI EAFE® Index over the long term, and Voya IM uses quantitative methods, including artificial intelligence (“AI”) models, to select securities & to support portfolio trading; and (c) the Fund is subject to additional Investment Model risks associated with the use of quantitative investment models (including those that use AI).

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIGIX

Voya Multi-Manager International Equity Fund

92914A596-AR

Class A: NTKLX

Voya Multi-Manager International Small Cap Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$173	1.54%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index.

Top contributors to performance: On a country basis, Japan, France & Italy were among the key areas of stock selection strength. At the sector level, stock selection was strongest within industrials, financials and information technology. Top individual contributors included Celestica Inc. & Rockwool A/S.

Top detractors to performance: On a country basis, Taiwan, South Korea & India were among the main areas that detracted. On a sector level, communication services & energy were among the weakest areas. Top individual detractors included Temenos AG & Thyssenkrupp AG.

Total Return Based on $10,000 Investment

	Class A with Sales Charge	Class A without Sales Charge	MSCI All Country World (ex-U.S.) Index℠	S&P Developed Ex-U.S. SmallCap Index	MSCI EAFE® Small Cap Index
2014	$9,426	$10,000	$10,000	$10,000	$10,000
2015	$9,905	$10,509	$9,532	$10,583	$10,845
2016	$9,924	$10,529	$9,553	$10,935	$11,168
2017	$12,956	$13,746	$11,811	$13,818	$14,241
2018	$11,426	$12,122	$10,838	$12,754	$13,128
2019	$11,971	$12,701	$12,059	$13,762	$14,286
2020	$12,517	$13,279	$11,745	$13,744	$14,092
2021	$17,285	$18,338	$15,228	$18,814	$19,133
2022	$12,692	$13,465	$11,462	$13,053	$13,339
2023	$13,825	$14,668	$12,846	$14,029	$14,203
2024	$17,216	$18,266	$15,972	$17,152	$17,464

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	17.36%	6.27%	5.58%
Class A - Excluding Sales Charge	24.53%	7.54%	6.21%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
S&P Developed Ex-U.S. SmallCap Index	22.26%	4.50%	5.54%
MSCI EAFE® Small Cap Index	22.96%	4.10%	5.73%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Developed ex-U.S. Small Cap Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$282,449,880
  # of Portfolio Holdings1,332
  Portfolio Turnover Rate85%
  Investment Advisory Fees Paid$2,429,836

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Klepierre SA	1.5%
Pandora A/S	1.1%
Rockwool A/S - Class B	1.1%
Celestica, Inc.	1.0%
CTS Eventim AG & Co. KGaA	1.0%
Logitech International SA	0.9%
BPER Banca	0.9%
Nemetschek SE	0.7%
CI Financial Corp.	0.7%
Konecranes Oyj	0.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	-%
United States	2.9%
Denmark	3.7%
South Korea	4.2%
Italy	5.4%
Germany	5.5%
Australia	5.8%
France	6.7%
Switzerland	7.0%
United Kingdom	9.0%
Canada	9.5%
Japan	20.5%

Sector Allocation

Value	Value
Industrials	22.6%
Information Technology	13.8%
Financials	13.7%
Consumer Discretionary	10.9%
Materials	8.5%
Health Care	7.7%
Real Estate	6.3%
Communication Services	4.7%
Energy	3.8%
Consumer Staples	3.5%
Utilities	3.0%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NTKLX

Voya Multi-Manager International Small Cap Fund

92913X779-AR

Class C: NARCX

Voya Multi-Manager International Small Cap Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$256	2.29%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index.

Top contributors to performance: On a country basis, Japan, France & Italy were among the key areas of stock selection strength. At the sector level, stock selection was strongest within industrials, financials and information technology. Top individual contributors included Celestica Inc. & Rockwool A/S.

Top detractors to performance: On a country basis, Taiwan, South Korea & India were among the main areas that detracted. On a sector level, communication services & energy were among the weakest areas. Top individual detractors included Temenos AG & Thyssenkrupp AG.

Total Return Based on $10,000 Investment

	Class C with Sales Charge	Class C without Sales Charge	MSCI All Country World (ex-U.S.) Index℠	S&P Developed Ex-U.S. SmallCap Index	MSCI EAFE® Small Cap Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,440	$10,440	$9,532	$10,583	$10,845
2016	$10,392	$10,392	$9,553	$10,935	$11,168
2017	$13,479	$13,479	$11,811	$13,818	$14,241
2018	$11,801	$11,801	$10,838	$12,754	$13,128
2019	$12,272	$12,272	$12,059	$13,762	$14,286
2020	$12,746	$12,746	$11,745	$13,744	$14,092
2021	$17,471	$17,471	$15,228	$18,814	$19,133
2022	$12,732	$12,732	$11,462	$13,053	$13,339
2023	$13,869	$13,869	$12,846	$14,029	$14,203
2024	$17,271	$17,271	$15,972	$17,152	$17,464

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	22.60%	6.76%	5.62%
Class C - Excluding Sales Charge	23.60%	6.76%	5.62%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
S&P Developed Ex-U.S. SmallCap Index	22.26%	4.50%	5.54%
MSCI EAFE® Small Cap Index	22.96%	4.10%	5.73%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Developed ex-U.S. Small Cap Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$282,449,880
  # of Portfolio Holdings1,332
  Portfolio Turnover Rate85%
  Investment Advisory Fees Paid$2,429,836

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Klepierre SA	1.5%
Pandora A/S	1.1%
Rockwool A/S - Class B	1.1%
Celestica, Inc.	1.0%
CTS Eventim AG & Co. KGaA	1.0%
Logitech International SA	0.9%
BPER Banca	0.9%
Nemetschek SE	0.7%
CI Financial Corp.	0.7%
Konecranes Oyj	0.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	-%
United States	2.9%
Denmark	3.7%
South Korea	4.2%
Italy	5.4%
Germany	5.5%
Australia	5.8%
France	6.7%
Switzerland	7.0%
United Kingdom	9.0%
Canada	9.5%
Japan	20.5%

Sector Allocation

Value	Value
Industrials	22.6%
Information Technology	13.8%
Financials	13.7%
Consumer Discretionary	10.9%
Materials	8.5%
Health Care	7.7%
Real Estate	6.3%
Communication Services	4.7%
Energy	3.8%
Consumer Staples	3.5%
Utilities	3.0%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NARCX

Voya Multi-Manager International Small Cap Fund

92913X795-AR

Class I: NAPIX

Voya Multi-Manager International Small Cap Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$136	1.21%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index.

Top contributors to performance: On a country basis, Japan, France & Italy were among the key areas of stock selection strength. At the sector level, stock selection was strongest within industrials, financials and information technology. Top individual contributors included Celestica Inc. & Rockwool A/S.

Top detractors to performance: On a country basis, Taiwan, South Korea & India were among the main areas that detracted. On a sector level, communication services & energy were among the weakest areas. Top individual detractors included Temenos AG & Thyssenkrupp AG.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World (ex-U.S.) Index℠	S&P Developed Ex-U.S. SmallCap Index	MSCI EAFE® Small Cap Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$263,882	$238,300	$264,575	$271,125
2016	$265,554	$238,824	$273,385	$279,205
2017	$348,212	$295,282	$345,450	$356,014
2018	$308,203	$270,951	$318,850	$328,209
2019	$323,918	$301,487	$344,039	$357,157
2020	$339,824	$293,618	$343,592	$352,300
2021	$470,811	$380,706	$470,343	$478,317
2022	$346,847	$286,557	$326,324	$333,483
2023	$379,085	$321,150	$350,733	$355,068
2024	$473,599	$399,294	$428,795	$436,608

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	24.93%	7.89%	6.60%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
S&P Developed Ex-U.S. SmallCap Index	22.26%	4.50%	5.54%
MSCI EAFE® Small Cap Index	22.96%	4.10%	5.73%

Effective with this report, the Adviser changed the primary benchmark from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Developed ex-U.S. Small Cap Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$282,449,880
  # of Portfolio Holdings1,332
  Portfolio Turnover Rate85%
  Investment Advisory Fees Paid$2,429,836

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Klepierre SA	1.5%
Pandora A/S	1.1%
Rockwool A/S - Class B	1.1%
Celestica, Inc.	1.0%
CTS Eventim AG & Co. KGaA	1.0%
Logitech International SA	0.9%
BPER Banca	0.9%
Nemetschek SE	0.7%
CI Financial Corp.	0.7%
Konecranes Oyj	0.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	-%
United States	2.9%
Denmark	3.7%
South Korea	4.2%
Italy	5.4%
Germany	5.5%
Australia	5.8%
France	6.7%
Switzerland	7.0%
United Kingdom	9.0%
Canada	9.5%
Japan	20.5%

Sector Allocation

Value	Value
Industrials	22.6%
Information Technology	13.8%
Financials	13.7%
Consumer Discretionary	10.9%
Materials	8.5%
Health Care	7.7%
Real Estate	6.3%
Communication Services	4.7%
Energy	3.8%
Consumer Staples	3.5%
Utilities	3.0%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: NAPIX

Voya Multi-Manager International Small Cap Fund

92914A760-AR

Class R6: VVJFX

Voya Multi-Manager International Small Cap Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$136	1.21%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index.

Top contributors to performance: On a country basis, Japan, France & Italy were among the key areas of stock selection strength. At the sector level, stock selection was strongest within industrials, financials and information technology. Top individual contributors included Celestica Inc. & Rockwool A/S.

Top detractors to performance: On a country basis, Taiwan, South Korea & India were among the main areas that detracted. On a sector level, communication services & energy were among the weakest areas. Top individual detractors included Temenos AG & Thyssenkrupp AG.

Total Return Based on $1,000,000 Investment

	Class R6	MSCI All Country World Ex-U.S. Index	S&P Developed ex-U.S. SmallCap Index	MSCI EAFE® Small Cap Index
2/28/2023	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2023	$938,722	$972,977	$912,943	$913,278
2024	$1,172,974	$1,209,727	$1,116,134	$1,123,011

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (2/28/2023)
Class R6	24.96%	10.02%
MSCI All Country World Ex-U.S. Index	24.33%	11.77%
S&P Developed ex-U.S. SmallCap Index	22.26%	6.65%
MSCI EAFE® Small Cap Index	22.96%	7.09%

Effective with this report, the Adviser changed the primary benchmark from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Developed ex-U.S. Small Cap Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$282,449,880
  # of Portfolio Holdings1,332
  Portfolio Turnover Rate85%
  Investment Advisory Fees Paid$2,429,836

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Klepierre SA	1.5%
Pandora A/S	1.1%
Rockwool A/S - Class B	1.1%
Celestica, Inc.	1.0%
CTS Eventim AG & Co. KGaA	1.0%
Logitech International SA	0.9%
BPER Banca	0.9%
Nemetschek SE	0.7%
CI Financial Corp.	0.7%
Konecranes Oyj	0.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	-%
United States	2.9%
Denmark	3.7%
South Korea	4.2%
Italy	5.4%
Germany	5.5%
Australia	5.8%
France	6.7%
Switzerland	7.0%
United Kingdom	9.0%
Canada	9.5%
Japan	20.5%

Sector Allocation

Value	Value
Industrials	22.6%
Information Technology	13.8%
Financials	13.7%
Consumer Discretionary	10.9%
Materials	8.5%
Health Care	7.7%
Real Estate	6.3%
Communication Services	4.7%
Energy	3.8%
Consumer Staples	3.5%
Utilities	3.0%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VVJFX

Voya Multi-Manager International Small Cap Fund

92914A372-AR

Class W: ISCWX

Voya Multi-Manager International Small Cap Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$145	1.29%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index.

Top contributors to performance: On a country basis, Japan, France & Italy were among the key areas of stock selection strength. At the sector level, stock selection was strongest within industrials, financials and information technology. Top individual contributors included Celestica Inc. & Rockwool A/S.

Top detractors to performance: On a country basis, Taiwan, South Korea & India were among the main areas that detracted. On a sector level, communication services & energy were among the weakest areas. Top individual detractors included Temenos AG & Thyssenkrupp AG.

Total Return Based on $10,000 Investment

	Class W	MSCI All Country World (ex-U.S.) Index℠	S&P Developed Ex-U.S. SmallCap Index	MSCI EAFE® Small Cap Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,546	$9,532	$10,583	$10,845
2016	$10,602	$9,553	$10,935	$11,168
2017	$13,891	$11,811	$13,818	$14,241
2018	$12,284	$10,838	$12,754	$13,128
2019	$12,906	$12,059	$13,762	$14,286
2020	$13,528	$11,745	$13,744	$14,092
2021	$18,729	$15,228	$18,814	$19,133
2022	$13,786	$11,462	$13,053	$13,339
2023	$15,057	$12,846	$14,029	$14,203
2024	$18,795	$15,972	$17,152	$17,464

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	24.82%	7.81%	6.51%
MSCI All Country World (ex-U.S.) Index℠	24.33%	5.78%	4.79%
S&P Developed Ex-U.S. SmallCap Index	22.26%	4.50%	5.54%
MSCI EAFE® Small Cap Index	22.96%	4.10%	5.73%

Effective with this report, the Adviser changed the primary benchmark from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Developed ex-U.S. Small Cap Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$282,449,880
  # of Portfolio Holdings1,332
  Portfolio Turnover Rate85%
  Investment Advisory Fees Paid$2,429,836

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Klepierre SA	1.5%
Pandora A/S	1.1%
Rockwool A/S - Class B	1.1%
Celestica, Inc.	1.0%
CTS Eventim AG & Co. KGaA	1.0%
Logitech International SA	0.9%
BPER Banca	0.9%
Nemetschek SE	0.7%
CI Financial Corp.	0.7%
Konecranes Oyj	0.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	-%
United States	2.9%
Denmark	3.7%
South Korea	4.2%
Italy	5.4%
Germany	5.5%
Australia	5.8%
France	6.7%
Switzerland	7.0%
United Kingdom	9.0%
Canada	9.5%
Japan	20.5%

Sector Allocation

Value	Value
Industrials	22.6%
Information Technology	13.8%
Financials	13.7%
Consumer Discretionary	10.9%
Materials	8.5%
Health Care	7.7%
Real Estate	6.3%
Communication Services	4.7%
Energy	3.8%
Consumer Staples	3.5%
Utilities	3.0%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: ISCWX

Voya Multi-Manager International Small Cap Fund

92914A307-AR

Portfolio: VVIFX

Voya VACS Series EME Fund

Annual Shareholder Report

                   October 31, 2024

This annual shareholder report contains important information about Voya VACS Series EME Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$19	0.17%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets IndexSM.

Top contributors to performance: On a country basis, an overweight to South Korea benefited. At the individual stock level, key contributors included SK Square Co., Ltd., SK Hynix Inc. & out of benchmark position, MercadoLibre, Inc.

Top detractors to performance: On a country basis, overexposures to underperforming Mexico, Hong Kong, Brazil & an underexposure to India detracted. At the individual stock level, overweights to FEMSA, Walmart de Mexico drove poor results in Mexico, while owning non-benchmark positions in Budweiser Brewing & AIA Group, as well as overweight to China Mengniu Dairy detracted within Hong Kong. Allocations to XP, Vale & Raia Drogasil detracted within Brazil.

Total Return Based on $10,000 Investment

	VACS Series	MSCI All Country World (ex-U.S.) Index℠	MSCI Emerging Markets Index℠
6/7/2023	$10,000	$10,000	$10,000
2023	$9,470	$9,353	$9,413
2024	$11,517	$11,629	$11,796

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (6/7/2023)
VACS Series	21.62%	10.62%
MSCI All Country World (ex-U.S.) Index℠	24.33%	11.30%
MSCI Emerging Markets Index℠	25.32%	12.27%

Effective with this report, the Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACW ex-U.S.SM Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$227,375,391
  # of Portfolio Holdings371
  Portfolio Turnover Rate40%
  Investment Advisory Fees PaidN/A

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Reliance Industries Ltd.	3.6%
SK Hynix, Inc.	3.4%
SK Square Co. Ltd.	3.3%
HDFC Bank Ltd.	2.7%
MediaTek, Inc.	2.5%
Samsung Electronics Co. Ltd.	2.5%
Tencent Holdings Ltd.	2.4%
Alibaba Group Holding Ltd.	2.0%
Infosys Ltd. - Foreign	1.7%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Thailand	1.8%
South Africa	2.0%
Indonesia	2.0%
United States	2.4%
Hong Kong	2.5%
Mexico	5.7%
Brazil	7.5%
China	13.5%
South Korea	15.2%
Taiwan	16.8%
India	17.4%

Sector Allocation

Value	Value
Information Technology	28.0%
Consumer Staples	13.7%
Consumer Discretionary	13.4%
Financials	13.4%
Communication Services	8.3%
Industrials	7.4%
Energy	6.8%
Materials	3.0%
Utilities	2.3%
Health Care	1.7%
Real Estate	0.7%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Portfolio: VVIFX

Voya VACS Series EME Fund

92913W359-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Joseph E. Obermeyer are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gavin, Ms. Baldwin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Registrant during the Registrant’s fiscal year ended October 31, 2024 and October 31, 2023.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $152,880 for the year ended October 31, 2024 and $254,580 for the year ended October 31, 2023.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended October 31, 2024 and $0 for the year ended October 31, 2023.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $62,363 for the year ended October 31, 2024 and $151,770 for the year ended October 31, 2023. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended October 31, 2024 and $0 for the year ended October 31, 2023.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.            Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.            Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.            Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.            Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.            Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.            Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.       Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.            Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.            Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 16, 2023

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:            January 1, 2024 to December 31, 2024

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to each Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended October 31, 2024 and October 31, 2023; and (ii) the aggregate non-audit fees billed and paid to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2024	2023
Voya Mutual Funds	$62,363	$151,770
Voya Investments, LLC (1)	$15,021,906	$18,012,035

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(J)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

October 31, 2024

Classes A, C, I, R, and W

■	Voya Multi-Manager Emerging Markets Equity Fund

■	Voya Multi-Manager International Equity Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Multi-Manager Emerging Markets Equity Fund and Voya Multi-Manager International Equity Fund and the Board of Trustees of Voya Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Multi-Manager Emerging Markets Equity Fund and Voya Multi-Manager International Equity Fund (collectively referred to as the “Funds”) (two of the funds constituting Voya Mutual Funds (the “Trust”)), including the portfolios of investments, as of October 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting Voya Mutual Funds) at October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

December 23, 2024

1

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2024

	Voya Multi- Manager Emerging Markets Equity Fund	Voya Multi- Manager International Equity Fund
ASSETS:
Investments in securities at fair value+*	$200,972,299	$481,627,290
Short-term investments at fair value†	4,458,642	5,044,593
Cash	18,553	4,898,511
Cash collateral for futures contracts	39,923	85,880
Foreign currencies at value‡	159,525	149,333
Receivables:
Investment securities and currencies sold	122,340	4,463,582
Fund shares sold	28,180	85,684
Dividends	339,312	1,073,114
Interest	85	6,851
Foreign tax reclaims	42,600	1,164,742
Unrealized appreciation on forward foreign currency contracts	–	129
Prepaid expenses	44,299	24,517
Reimbursement due from Investment Adviser	2,408	89,738
Other assets	14,244	19,552
Total assets	206,242,410	498,733,516

LIABILITIES:
Payable for investment securities and currencies purchased	117,432	2,375,152
Payable for fund shares redeemed	204,870	768,116
Payable upon receipt of securities loaned	1,542,690	–
Variation margin payable on futures contracts	4,923	14,950
Payable for investment management fees	194,416	397,324
Payable for distribution and shareholder service fees	3,640	–
Payable to trustees under the deferred compensation plan (Note 6)	14,244	19,552
Payable for trustee fees	583	1,077
Payable for foreign capital gains tax	1,373,418	–
Other accrued expenses and liabilities	292,343	212,120
Total liabilities	3,748,559	3,788,291
NET ASSETS	$202,493,851	$494,945,225

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$266,692,480	$469,690,241
Total distributable earnings (loss)	(64,198,629)	25,254,984
NET ASSETS	$202,493,851	$494,945,225

+ Including securities loaned at value	$1,499,341	$—
* Cost of investments in securities	$198,972,020	$457,996,717
† Cost of short-term investments	$4,458,642	$5,044,593
‡ Cost of foreign currencies	$161,234	$149,426

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2024(continued)

	Voya Multi- Manager Emerging Markets Equity Fund	Voya Multi- Manager International Equity Fund
Class A
Net assets	$15,490,521	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	1,531,653	n/a
Net asset value and redemption price per share†	$10.11	n/a
Maximum offering price per share (5.75%)(1)	$10.73	n/a
Class C
Net assets	$177,893	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	17,659	n/a
Net asset value and redemption price per share†	$10.07	n/a
Class I
Net assets	$161,704,981	$494,945,225
Shares authorized	unlimited	unlimited
Par value	—	—
Shares outstanding	15,876,456	46,419,707
Net asset value and redemption price per share	$10.19	$10.66
Class R
Net assets	$71,675	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	7,072	n/a
Net asset value and redemption price per share	$10.13	n/a
Class W
Net assets	$25,048,781	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	2,467,944	n/a
Net asset value and redemption price per share	$10.15	n/a

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended October 31, 2024

	Voya Multi- Manager Emerging Markets Equity Fund	Voya Multi- Manager International Equity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,109,452	$11,227,084
Interest	2,435	193,390
Securities lending income, net	35,455	1,080
Other	1,269	2,187
Total investment income	6,148,611	11,423,741
EXPENSES:
Investment management fees	2,340,805	3,661,920
Distribution and shareholder service fees:
Class A	39,287	—
Class C	1,279	—
Class R	329	—
Transfer agent fees:
Class A	41,334	—
Class C	334	—
Class I	26,576	32,091
Class R	173	—
Class W	63,628	—
Shareholder reporting expense	21,175	7,142
Registration fees	84,333	40,353
Professional fees	97,131	94,137
Custody and accounting expense	247,335	112,185
Trustee fees	5,835	10,775
Licensing fee (Note 7)	17,746	—
Miscellaneous expense	45,953	47,695
Interest expense	27,242	2,344
Total expenses	3,060,495	4,008,642
Waived and reimbursed fees	(296,677)	(190,873)
Brokerage commission recapture	—	(435)
Net expenses	2,763,818	3,817,334
Net investment income	3,384,793	7,606,407
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	5,082,670	19,132,400
Forward foreign currency contracts	4,579	50,660
Foreign currency related transactions	(200,052)	(86,987)
Futures	186,691	45,007
Net realized gain	5,073,888	19,141,080
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	36,070,419	38,980,786
Forward foreign currency contracts	—	129
Foreign currency related transactions	(66,098)	(4,159)
Futures	8,623	(100,606)
Net change in unrealized appreciation (depreciation)	36,012,944	38,876,150
Net realized and unrealized gain	41,086,832	58,017,230
Increase in net assets resulting from operations	$44,471,625	$65,623,637

* Foreign taxes withheld	$704,147	$1,179,403
^ Foreign capital gains taxes withheld	$949,647	$92,937
# Change in foreign capital gains taxes accrued	$907,427	$39,853

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi-Manager Emerging Markets Equity Fund		Voya Multi-Manager International Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
FROM OPERATIONS:
Net investment income	$3,384,793	$6,070,695	$7,606,407	$4,586,718
Net realized gain (loss)	5,073,888	(27,404,824)	19,141,080	(1,848,399)
Net change in unrealized appreciation (depreciation)	36,012,944	66,557,536	38,876,150	40,155,089
Increase in net assets resulting from operations	44,471,625	45,223,407	65,623,637	42,893,408

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(256,991)	(620,322)	—	—
Class C	(900)	(6,606)	—	—
Class I	(4,275,258)	(6,445,593)	(5,245,490)	(3,784,036)
Class P(1)	—	(5,179,457)	—	—
Class P3(2),(3)	—	(431,555)	—	(232,895)
Class R	(907)	(1,914)	—	—
Class W	(276,266)	(1,633,948)	—	—
Total distributions	(4,810,322)	(14,319,395)	(5,245,490)	(4,016,931)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,143,769	184,430,594	408,149,338	92,527,235
Reinvestment of distributions	4,799,025	14,293,629	5,245,490	4,014,435
	63,942,794	198,724,223	413,394,828	96,541,670
Cost of shares redeemed	(122,083,184)	(342,725,617)	(242,508,824)	(194,337,977)
Net increase (decrease) in net assets resulting from capital share transactions	(58,140,390)	(144,001,394)	170,886,004	(97,796,307)
Net increase (decrease) in net assets	(18,479,087)	(113,097,382)	231,264,151	(58,919,830)

NET ASSETS:
Beginning of year or period	220,972,938	334,070,320	263,681,074	322,600,904
End of year or period	$202,493,851	$220,972,938	$494,945,225	$263,681,074

(1)	Class P for Voya Multi-Manager Emerging Markets Equity Fund was fully redeemed on close of business March 28, 2023.

(2)	Class P3 for Voya Multi-Manager Emerging Markets Equity Fund was fully redeemed on close of business March 28, 2023.

(3)	Class P3 for Voya Multi-Manager International Equity Fund was fully redeemed on close of business January 10, 2023.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Multi-Manager Emerging Markets Equity Fund
Class A
10-31-24	8.59	0.11	•	1.57	1.68	0.16	—	—	0.16	—	10.11	19.76	1.75	1.50	1.50	1.14	15,491	37
10-31-23	8.00	0.14	•	0.81	0.95	0.36	—	—	0.36	—	8.59	11.94	1.76	1.51	1.51	1.52	14,328	85
10-31-22	14.39	0.16	•	(4.31)	(4.15)	0.24	2.00	—	2.24	—	8.00	(33.68)	1.69	1.50	1.50	1.60	14,138	53
10-31-21	13.00	0.05	•	1.87	1.92	0.09	0.44	—	0.53	—	14.39	14.76	1.64	1.50	1.50	0.36	24,177	59
10-31-20	12.31	0.05		0.88	0.93	0.17	0.07	—	0.24	—	13.00	7.58	1.63	1.50	1.50	0.37	22,843	60
Class C
10-31-24	8.54	0.03	•	1.57	1.60	0.07	—	—	0.07	—	10.07	18.85	2.50	2.25	2.25	0.31	178	37
10-31-23	8.00	0.07	•	0.83	0.90	0.36	—	—	0.36	—	8.54	11.23	2.51	2.26	2.26	0.80	108	85
10-31-22	14.26	0.09	•	(4.33)	(4.24)	0.02	2.00	—	2.02	—	8.00	(34.24)	2.44	2.25	2.25	0.85	158	53
10-31-21	12.90	(0.05	)•	1.85	1.80	—	0.44	—	0.44	—	14.26	13.94	2.39	2.25	2.25	(0.37)	487	59
10-31-20	12.21	(0.06	)•	0.87	0.81	0.05	0.07	—	0.12	—	12.90	6.66	2.38	2.25	2.25	(0.52)	542	60
Class I
10-31-24	8.65	0.15	•	1.58	1.73	0.19	—	—	0.19	—	10.19	20.30	1.25	1.15	1.15	1.49	161,705	37
10-31-23	8.03	0.17	•	0.81	0.98	0.36	—	—	0.36	—	8.65	12.31	1.21	1.16	1.16	1.92	192,678	85
10-31-22	14.45	0.20	•	(4.32)	(4.12)	0.30	2.00	—	2.30	—	8.03	(33.46)	1.20	1.15	1.15	1.94	148,389	53
10-31-21	13.04	0.12	•	1.86	1.98	0.13	0.44	—	0.57	—	14.45	15.23	1.18	1.15	1.15	0.80	245,082	59
10-31-20	12.35	0.10		0.88	0.98	0.22	0.07	—	0.29	—	13.04	7.93	1.18	1.15	1.15	0.72	287,527	60
Class R
10-31-24	8.61	0.09	•	1.57	1.66	0.14	—	—	0.14	—	10.13	19.46	2.00	1.75	1.75	0.90	72	37
10-31-23	8.03	0.12	•	0.82	0.94	0.36	—	—	0.36	—	8.61	11.74	2.01	1.76	1.76	1.29	55	85
10-31-22	14.44	0.13	•	(4.33)	(4.20)	0.21	2.00	—	2.21	—	8.03	(33.89)	1.94	1.75	1.75	1.30	42	53
10-31-21	12.99	0.02	•	1.87	1.89	—	0.44	—	0.44	—	14.44	14.55	1.89	1.75	1.75	0.15	51	59
10-31-20	12.32	0.00	*•	0.89	0.89	0.15	0.07	—	0.22	—	12.99	7.20	1.88	1.75	1.75	0.03	22	60
Class W
10-31-24	8.61	0.13	•	1.59	1.72	0.18	—	—	0.18	—	10.15	20.19	1.50	1.25	1.25	1.35	25,049	37
10-31-23	8.00	0.14	•	0.83	0.97	0.36	—	—	0.36	—	8.61	12.22	1.51	1.26	1.26	1.57	13,804	85
10-31-22	14.41	0.19	•	(4.32)	(4.13)	0.28	2.00	—	2.28	—	8.00	(33.56)	1.44	1.25	1.25	1.84	37,408	53
10-31-21	13.00	0.10	•	1.87	1.97	0.12	0.44	—	0.56	—	14.41	15.15	1.39	1.25	1.25	0.64	65,102	59
10-31-20	12.33	0.08	•	0.86	0.94	0.20	0.07	—	0.27	—	13.00	7.67	1.38	1.25	1.25	0.69	33,162	60
Voya Multi-Manager International Equity Fund
Class I
10-31-24	8.87	0.18	•	1.79	1.97	0.18	—	—	0.18	—	10.66	22.42	0.93	0.89	0.89	1.76	494,945	85
10-31-23	8.04	0.14	•	0.80	0.94	0.11	—	—	0.11	—	8.87	11.65	0.94	0.90	0.90	1.45	263,681	49
10-31-22	14.24	0.12	•	(3.69)	(3.57)	0.20	2.43	—	2.63	—	8.04	(30.30)	0.94	0.93	0.93	1.16	301,161	63
10-31-21	11.35	0.12	•	3.31	3.43	0.12	0.42	—	0.54	—	14.24	30.69	0.96	0.96	0.96	0.87	554,017	49
10-31-20	11.47	0.10		0.01	0.11	0.23	—	—	0.23	—	11.35	0.89	0.92	0.92	0.92	0.86	549,329	71

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series, two of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Multi-Manager Emerging Markets Equity Fund (“Multi-Manager Emerging Markets Equity”) and Voya Multi-Manager International Equity Fund (“Multi-Manager International Equity”). Each Fund is a diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees, and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as one of the multiple sub-advisers for Multi-Manager Emerging Markets Equity. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s

8

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

9

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors. In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase

10

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of October 31, 2024, the maximum amount of loss that Multi-Manager International Equity would incur if the counterparties to their derivative transactions failed to perform would be $129 on open forward foreign currency contracts. No cash collateral was pledged by any counterparty to any Fund as of October 31, 2024.

The Funds have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds Master Agreements.

There were no Funds with liability positions on OTC derivatives at October 31, 2024 nor did any Fund post cash collateral as of October 31, 2024.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

11

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Multi-Manager Emerging Markets Equity and Multi-Manager International Equity used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the year ended October 31, 2024, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Multi-Manager Emerging Markets Equity	$33,167	$24,535
Multi-Manager International Equity	31,186	45,103

Please refer to the tables within the Portfolio of Investments for Multi-Manager International Equity for open forward foreign currency contracts at October 31, 2024. There were no open forward foreign currency contracts for Multi-Manager Emerging Markets Equity at October 31, 2024.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended October 31, 2024, Multi-Manager Emerging Markets Equity and Multi-Manager International Equity had purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended October 31, 2024, Multi-Manager Emerging Markets Equity and Multi-Manager International Equity had an average notional value on futures contracts purchased as disclosed below.

Purchased
Multi-Manager Emerging Markets Equity	$1,001,365
Multi-Manager International Equity	2,008,533

Please refer to the tables within the Portfolios of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Equity for open futures contracts at October 31, 2024.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund declares and pays dividends and capital gain distributions, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

12

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended October 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Multi-Manager Emerging Markets Equity	$86,090,626	$146,361,424
Multi-Manager International Equity	517,904,208	351,850,490

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi- Manager Emerging Markets Equity and Multi-Manager International Equity, may, from time to time, directly manage a portion of each Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets
Multi-Manager Emerging Markets Equity(1)	Direct Investments 1.10%; Passively Managed Assets 0.70%
Multi-Manager International Equity(2)	0.85%

13

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(1)	The Investment Adviser is contractually obligated to waive 0.020% of the management fee for Multi-Manager Emerging Markets Equity. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)	Prior to May 6, 2024, the Investment Adviser was contractually obligated to waive 0.01% of the management fee for Multi-Manager International Equity. This waiver was not eligible for recoupment. Termination or modification of this obligation required approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser

Multi-Manager Emerging Markets Equity	Delaware Investments Fund Advisers, Sustainable Growth Advisers, LP and Voya IM*
Multi-Manager International Equity(1)	Lazard Asset Management, LLC,

Polaris Capital Management, LLC, Wellington Management Company LLP and Voya IM*

(1) Effective May 6, 2024, Baillie Gifford Overseas Limited was removed as a sub-adviser.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
Multi-Manager Emerging Markets Equity	0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended October 31, 2024, the Distributor retained the following amounts in sales charges from the following Funds:

Class A
Initial Sales Charges:
Multi-Manager Emerging Markets Equity	$125

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At October 31, 2024, the following direct or indirect, affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Solution 2025 Portfolio	Multi-Manager International Equity	5.84%
Voya Solution 2035 Portfolio	Multi-Manager Emerging Markets Equity	8.23
	Multi-Manager International Equity	13.33
Voya Solution 2045 Portfolio	Multi-Manager Emerging Markets Equity	10.81
	Multi-Manager International Equity	14.02
Voya Solution 2055 Portfolio	Multi-Manager International Equity	5.16

The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are

14

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended October 31, 2024, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Multi-Manager Emerging Markets Equity	$286

NOTE 7 — LICENSING FEE

Multi-Manager Emerging Markets Equity pays an annual licensing fee to FTSE International Limited in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Fund	A	C	I	R	W
Multi-Manager Emerging Markets Equity	1.60%	2.35%	1.35%	1.85%	1.35%
Multi-Manager International Equity(1)	N/A	N/A	0.88%	N/A	N/A

(1)	Effective May 6, 2024, the side letter agreement was eliminated for Multi-Manager International Equity. Any fees waived pursuant to the side letter agreement were not eligible for recoupment. Prior to May 6, 2024, the expenses limit agreement for class I was 0.97%.

Pursuant to a side letter agreement, through March 1, 2025, the Investment Adviser has further lowered the expense limits for Multi-Manager Emerging Markets Equity. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class	Class
Fund	A	C	I	R	W
Multi-Manager Emerging Markets Equity(1)	1.50%	2.25%	1.15%	1.75%	1.25%

(1)	Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, and with the exception of the non-recoupable management fee waiver for Multi-Manager Emerging Markets Equity, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities. As of October 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

	October 31,
	2025	2026	2027	Total
Multi-Manager Emerging Markets Equity	$237,950	$117,120	$158,574	$513,644
Multi-Manager International Equity	—	—	117,041	117,041

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of October 31, 2024, are as follows:

	October 31,
	2025	2026	2027	Total
Multi-Manager Emerging Markets Equity
Class A	$24,292	$30,652	$25,337	$80,281
Class C	280	305	202	787
Class I	—	—	26,576	26,576
Class R	59	105	109	273
Class W	66,245	65,023	39,019	170,287

The Expense Limitation Agreement is contractual through March 1, 2025, except Multi-Manager International Equity which is through March 1, 2026, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

15

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15%

per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the year ended October 31, 2024:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Multi-Manager Emerging Markets Equity	36	$4,358,667	6.25%
Multi-Manager International Equity	4	3,521,250	5.99

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Multi-Manager Emerging Markets Equity
Class A
10/31/2024	49,788	—	27,113	(213,828)	—	(136,927)	489,572	—	245,912	(2,103,016)	—	(1,367,532)
10/31/2023	74,503	—	70,154	(244,302)	—	(99,645)	685,478	—	594,908	(2,203,173)	—	(922,787)
Class C
10/31/2024	8,547	—	99	(3,645)	—	5,001	89,314	—	900	(36,970)	—	53,244
10/31/2023	804	—	779	(8,613)	—	(7,030)	7,208	—	6,606	(75,430)	—	(61,616)
Class I
10/31/2024	4,586,049	—	469,788	(11,460,297)	—	(6,404,460)	44,341,830	—	4,275,075	(113,121,444)	—	(64,504,539)
10/31/2023	12,877,849	—	757,381	(9,839,730)	—	3,795,500	114,602,514	—	6,445,314	(89,208,989)	—	31,838,839
Class P(1)
10/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
10/31/2023	5,512,925	—	580,657	(20,326,734)	—	(14,233,152)	50,131,492	—	5,179,457	(187,152,377)	—	(131,841,428)
Class P3(2)
10/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
10/31/2023	463,009	—	47,528	(2,225,705)	—	(1,715,168)	4,338,346	—	431,555	(20,651,033)	—	(15,881,132)
Class R
10/31/2024	1,397	—	100	(813)	—	684	13,728	—	907	(7,580)	—	7,055
10/31/2023	1,206	—	225	(304)	—	1,127	10,852	—	1,914	(2,685)	—	10,081
Class W
10/31/2024	1,515,108	—	30,422	(680,498)	—	865,032	14,209,325	—	276,231	(6,814,174)	—	7,671,382
10/31/2023	1,582,833	—	192,674	(4,849,316)	—	(3,073,809)	14,654,704	—	1,633,875	(43,431,930)	—	(27,143,351)
Multi-Manager International Equity
Class I
10/31/2024	38,745,319	—	549,266	(22,611,322)	—	16,683,263	408,149,338	—	5,245,490	(242,508,824)	—	170,886,004
10/31/2023	9,222,500	—	427,310	(17,369,731)	—	(7,719,921)	87,173,526	—	3,781,540	(164,363,561)	—	(73,408,495)
Class P3(3)
10/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
10/31/2023	576,353	—	24,963	(3,135,561)	—	(2,534,245)	5,353,709	—	232,895	(29,974,416)	—	(24,387,812)

(1)	Class P was fully redeemed on close of business March 28, 2023.
(2)	Class P3 was fully redeemed on close of business March 28, 2023.
(3)	Class P3 was fully redeemed on close of business January 10, 2023.

16

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of October 31, 2024:

Multi-Manager Emerging Markets Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$729,460	$(729,460)	$—
BofA Securities Inc	47,654	(47,654)	—
Citigroup Global Markets Inc.	34,553	(34,553)	—
J.P. Morgan Securities LLC	276,175	(276,175)	—
Merrill Lynch International	80,569	(80,569)	—
National Financial Services LLC	227,709	(227,709)	—
State Street Bank and Trust Company	103,221	(103,221)	—
Total	$1,499,341	$(1,499,341)	$—

(1)	Cash collateral with a fair value of $1,542,690 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

17

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Year Ended	Year Ended
	October 31,	October 31,
	2024	2023
	Ordinary	Ordinary
	Income	Income
Multi-Manager Emerging Markets Equity	$4,810,322	$14,319,395
Multi-Manager International Equity	5,245,490	4,016,931

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2024 were:

	Undistributed	Unrealized				Total
	Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Multi-Manager Emerging Markets Equity	$7,506,976	$(9,324,380)	$(15,549,198)	Short-term	$(1,205,362)	$(64,198,629)
			(45,626,665)	Long-term
			$(61,175,863)
Multi-Manager International Equity	7,915,695	18,714,690	(944,387)	Short-term	(431,014)	25,254,984

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of October 31, 2024, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers

18

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to October 31, 2024, the following Funds paid dividends and distributions per share of:

	Net
	Investment	Payable	Record
	Income	Date	Date
Multi-Manager Emerging Markets Equity
Class A	$0.3976	December 13, 2024	December 11, 2024
Class C	$0.3471	December 13, 2024	December 11, 2024
Class I	$0.4349	December 13, 2024	December 11, 2024
Class R	$0.3770	December 13, 2024	December 11, 2024
Class W	$0.4238	December 13, 2024	December 11, 2024

Multi-Manager International Equity
Class I	$0.1861	December 13, 2024	December 11, 2024

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Argentina: 0.2%
16,358	Cresud SACIF y A, ADR	$155,237	0.1
21,648	IRSA Inversiones y Representaciones SA, ADR	281,424	0.1
		436,661	0.2
	Brazil: 7.0%
26,286	Allos SA	100,853	0.0
53,494	Ambev SA	116,595	0.1
58,654	B3 SA - Brasil Bolsa Balcao	107,854	0.1
286,219	Banco Bradesco SA, ADR	706,961	0.3
58,476	Banco Santander Brasil SA, ADR	276,591	0.1
36,548	BB Seguridade Participacoes SA	216,725	0.1
130,615 (1)	BRF SA, ADR	596,910	0.3
7,204	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	114,972	0.1
9,948	Energisa S/A	74,168	0.0
16,954	Equatorial Energia SA	94,435	0.0
145,592	Itau Unibanco Holding SA, ADR	880,832	0.4
32,015	JBS S/A	200,367	0.1
35,047	Klabin SA	127,253	0.1
13,356	Petroleo Brasileiro SA	89,989	0.0
122,836	Petroleo Brasileiro SA - Foreign, ADR	1,652,144	0.8
413,746	Raia Drogasil SA	1,749,916	0.9
26,613	Rumo SA	91,290	0.0
49,692 (1)(2)	Sitios Latinoamerica SAB de CV	8,593	0.0
10,247	Suzano SA	105,840	0.1
19,100	Telefonica Brasil SA	174,054	0.1
70,974	Telefonica Brasil SA, ADR	646,573	0.3
218,471	TIM SA/Brazil	626,211	0.3
376,072	Totvs SA	1,941,218	1.0
38,814	Vale SA, ADR	415,310	0.2
36,675	Vale SA - Foreign	393,021	0.2
35,742	Vibra Energia SA	138,123	0.1
147,195	XP, Inc. - Class A	2,570,025	1.3
		14,216,823	7.0
	Chile: 0.3%
42,264	Cencosud SA	87,656	0.0
14,789 (2)	Sociedad Quimica y Minera de Chile SA, ADR	567,750	0.3
		655,406	0.3
	China: 12.9%
336,600	Alibaba Group Holding Ltd.	4,117,397	2.0
7,990 (1)(2)	Baidu, Inc., ADR	728,928	0.4
2,948 (1)	BeiGene Ltd., ADR	597,383	0.3
3,000	BYD Co. Ltd. - Class H	108,356	0.0
855,000 (3)	CGN Power Co. Ltd. - Class H	307,320	0.1
208,000	China Communications Services Corp. Ltd. - Class H	111,748	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
167,000	China Construction Bank Corp. - Class H	$129,631	0.1
22,000	China Shenhua Energy Co. Ltd. - Class H	95,258	0.0
276,800	CSPC Pharmaceutical Group Ltd.	204,924	0.1
18,019 (1)	DiDi Global, Inc., ADR	89,735	0.0
17,700	ENN Energy Holdings Ltd.	124,702	0.1
347,113	H World Group Ltd.	1,277,654	0.6
53,600	Haier Smart Home Co. Ltd. - Class H	194,527	0.1
115,000	Hengan International Group Co. Ltd.	339,579	0.2
84,500	Inner Mongolia Yitai Coal Co. Ltd. - Class B	195,890	0.1
79,000 (1)(3)	Innovent Biologics, Inc.	343,427	0.2
27,145 (1)	iQIYI, Inc., ADR	70,848	0.0
73,461	JD.com, Inc. - Class A	1,489,732	0.7
114,000	Jiangsu Expressway Co. Ltd. - Class H	114,820	0.1
60,000	Jiangxi Copper Co. Ltd. - Class H	100,927	0.0
36,500	Lao Feng Xiang Co. Ltd. - Class B	128,485	0.1
50,480 (1)(3)	Meituan - Class B	1,192,861	0.6
7,900	NetEase, Inc.	127,102	0.1
262,000	People’s Insurance Co. Group of China Ltd. - Class H	132,246	0.1
968,000	PetroChina Co. Ltd. - Class H	726,885	0.4
126,000	PICC Property & Casualty Co. Ltd. - Class H	191,138	0.1
123,000 (3)	Qingdao Port International Co. Ltd. - Class H	86,070	0.0
114,852	Shenzhen International Holdings Ltd.	97,506	0.0
19,157	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	717,733	0.3
15,234 (1)	Sohu.com Ltd., ADR	214,647	0.1
107,354	Tencent Holdings Ltd.	5,597,666	2.8
420,000	Tingyi Cayman Islands Holding Corp.	612,735	0.3
2,800 (1)	Trip.com Group Ltd.	180,193	0.1
21,317 (1)	Trip.com Group Ltd., ADR	1,372,815	0.7
80,000 (2)	Tsingtao Brewery Co. Ltd. - Class H	516,073	0.3
623,600	Uni-President China Holdings Ltd.	583,659	0.3
20,475	Weibo Corp., ADR	185,299	0.1
10,440 (2)	Weibo Corp. - Class A	95,207	0.0
117,000	Weichai Power Co. Ltd. - Class H	176,794	0.1
150,500	Yangzijiang Shipbuilding Holdings Ltd.	292,391	0.1
47,564	Yum China Holdings, Inc.	2,137,308	1.1
		26,107,599	12.9

See Accompanying Notes to Financial Statements

20

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Czechia: 0.1%
4,859	CEZ AS	$188,282	0.1

	Egypt: 0.1%
66,302	Commercial International Bank Egypt SAE	108,359	0.1

	France: 0.8%
4,421	L’Oreal SA	1,658,627	0.8

	Germany: 0.6%
5,339	Adidas AG	1,278,642	0.6

	Greece: 0.4%
5,203	GEK Terna Holding Real Estate Construction SA	98,198	0.1
16,515	Hellenic Telecommunications Organization SA	272,895	0.1
11,125	Helleniq Energy Holdings SA	83,665	0.0
5,481	Jumbo SA	146,286	0.1
9,172	OPAP SA	156,437	0.1
		757,481	0.4
	Hong Kong: 2.6%
324,343	AIA Group Ltd.	2,559,818	1.3
39,500	Beijing Enterprises Holdings Ltd.	129,416	0.1
1,271,144 (3)	Budweiser Brewing Co. APAC Ltd.	1,325,775	0.7
219,000	China Everbright Environment Group Ltd.	106,051	0.0
99,400	China Gas Holdings Ltd.	85,360	0.0
50,000	China Merchants Port Holdings Co. Ltd.	82,226	0.0
39,700	China Resources Gas Group Ltd.	153,069	0.1
46,000	China Resources Power Holdings Co. Ltd.	110,653	0.1
62,000	China State Construction International Holdings Ltd.	91,077	0.0
616,000	Kunlun Energy Co. Ltd.	584,191	0.3
		5,227,636	2.6
	Hungary: 0.4%
55,651	Magyar Telekom Telecommunications PLC	170,244	0.1
47,460	MOL Hungarian Oil & Gas PLC	329,350	0.2
8,428	Richter Gedeon Nyrt	243,450	0.1
		743,044	0.4
	Iceland: 0.1%
174,437	Hagar hf	121,062	0.1

	India: 18.4%
4,159	ACC Ltd.	114,497	0.1
1,522	AIA Engineering Ltd.	69,033	0.0
1,614	Alkem Laboratories Ltd.	110,759	0.1
11,498	Ambuja Cements Ltd.	79,267	0.0
43,019	Asian Paints Ltd.	1,498,269	0.7
7,333	Axis Bank Ltd.	100,735	0.1
986	Bajaj Auto Ltd.	115,159	0.1
25,404	Bajaj Finance Ltd.	2,075,016	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
735	Bajaj Holdings & Investment Ltd.	$89,322	0.0
43,232	Bharat Electronics Ltd.	145,934	0.1
5,118	Bharat Forge Ltd.	85,667	0.0
74,307	Bharat Petroleum Corp. Ltd.	274,104	0.1
11,793	Bharti Airtel Ltd.	195,730	0.1
260	Bosch Ltd.	108,456	0.1
2,498	Britannia Industries Ltd.	169,834	0.1
13,043	Cipla Ltd./India	239,949	0.1
48,753	Coal India Ltd.	261,509	0.1
1,593	Coforge Ltd.	143,627	0.1
4,010	Colgate-Palmolive India Ltd.	145,845	0.1
9,027	Container Corp. Of India Ltd.	90,771	0.0
4,277	Coromandel International Ltd.	84,740	0.0
3,366	Cummins India Ltd.	139,622	0.1
1,875	Divi’s Laboratories Ltd.	131,045	0.1
16,145	Dr Reddy’s Laboratories Ltd.	244,206	0.1
2,999	Eicher Motors Ltd.	174,055	0.1
20,875	Exide Industries Ltd.	112,917	0.1
38,869	GAIL India Ltd.	92,099	0.0
5,099	Havells India Ltd.	99,233	0.1
53,148	HCL Technologies Ltd.	1,112,102	0.6
3,347 (3)	HDFC Asset Management Co. Ltd.	170,802	0.1
79,600	HDFC Bank Ltd.	1,636,155	0.8
65,281	HDFC Bank Ltd., ADR	4,114,662	2.0
5,161	Hero MotoCorp Ltd.	305,172	0.2
26,190	Hindalco Industries Ltd.	212,516	0.1
1,491	Hindustan Aeronautics Ltd.	75,030	0.0
20,343	Hindustan Petroleum Corp. Ltd.	91,985	0.0
2,786	Hindustan Unilever Ltd.	83,646	0.0
3,338 (3)	ICICI Lombard General Insurance Co. Ltd.	75,830	0.0
10,316	Indian Hotels Co. Ltd.	82,732	0.0
76,830	Indian Oil Corp. Ltd.	129,488	0.1
18,950	Indraprastha Gas Ltd.	94,491	0.1
18,532 (1)	Indus Towers Ltd.	74,775	0.0
57,752	Infosys Ltd.	1,204,975	0.6
161,014	Infosys Ltd. - Foreign, ADR	3,366,803	1.7
2,060 (1)(3)	InterGlobe Aviation Ltd.	98,961	0.1
3,514	Larsen & Toubro Ltd.	150,950	0.1
6,953	Lupin Ltd.	180,408	0.1
2,758	Mahindra & Mahindra Ltd.	89,063	0.0
11,456	Marico Ltd.	87,044	0.0
844	Maruti Suzuki India Ltd.	110,777	0.1
10,413	Max Healthcare Institute Ltd.	125,699	0.1
121	MRF Ltd.	175,981	0.1
67,715	NHPC Ltd.	66,297	0.0
59,663	NMDC Ltd.	156,688	0.1
40,071	NTPC Ltd.	193,807	0.1
40,177	Oil & Natural Gas Corp. Ltd.	126,707	0.1

See Accompanying Notes to Financial Statements

21

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
689	Oracle Financial Services Software Ltd.	$88,923	0.0
2,660	Persistent Systems Ltd.	169,366	0.1
56,613	Petronet LNG Ltd.	223,400	0.1
3,861	Phoenix Mills Ltd.	69,745	0.0
2,561	PI Industries Ltd.	136,230	0.1
2,510	Pidilite Industries Ltd.	93,723	0.0
59,001	Power Grid Corp. of India Ltd.	224,439	0.1
511,442	Reliance Industries Ltd.	8,086,908	4.0
119,704 (1)	Reliance Strategic Investments Ltd.	457,846	0.2
1,138	Siemens Ltd.	94,143	0.0
8,961	Sun Pharmaceutical Industries Ltd.	196,652	0.1
1,373	Supreme Industries Ltd.	69,952	0.0
64,926	Tata Consultancy Services Ltd.	3,053,931	1.5
66,261	Tata Consumer Products Ltd.	788,321	0.4
13,372	Tata Motors Ltd.	132,263	0.1
20,616	Tata Power Co. Ltd.	107,462	0.1
66,605	Tata Steel Ltd.	117,060	0.1
13,148	Tech Mahindra Ltd.	250,259	0.1
2,298	Titan Co. Ltd.	89,013	0.0
2,288	Torrent Pharmaceuticals Ltd.	86,968	0.0
5,077	Torrent Power Ltd.	109,830	0.1
1,167	Trent Ltd.	98,615	0.1
1,201	UltraTech Cement Ltd.	157,710	0.1
4,787	United Spirits Ltd.	82,371	0.0
26,641	Vedanta Ltd.	146,650	0.1
7,528	Voltas Ltd.	147,356	0.1
21,975	Wipro Ltd.	143,045	0.1
28,353 (1)	Zomato Ltd.	81,345	0.0
7,438	Zydus Lifesciences Ltd.	88,348	0.0
		37,176,820	18.4
	Indonesia: 2.1%
424,500	Adaro Energy Indonesia Tbk PT	97,705	0.0
2,089,500	Astra International Tbk PT	678,351	0.3
4,237,974	Bank Central Asia Tbk PT	2,767,712	1.4
245,000	Bank Mandiri Persero Tbk PT	104,007	0.1
806,500	Telkom Indonesia Persero Tbk PT	144,156	0.1
1,918,900	Unilever Indonesia Tbk PT	240,167	0.1
91,000	United Tractors Tbk PT	158,842	0.1
		4,190,940	2.1
	Japan: 1.3%
8,315	Fast Retailing Co. Ltd.	2,658,484	1.3

	Kuwait: 0.1%
86,592	Mobile Telecommunications Co. KSCP	128,820	0.1

	Luxembourg: 0.1%
8,107	Reinet Investments SCA	224,996	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia: 1.1%
73,500	AMMB Holdings Bhd	$85,329	0.0
42,600	CIMB Group Holdings Bhd	77,248	0.0
102,200	Gamuda Bhd	198,408	0.1
88,900	Genting Bhd	79,863	0.0
189,300	IJM Corp. Bhd	129,817	0.1
41,700	Malaysia Airports Holdings Bhd	96,560	0.1
87,100	MISC Bhd	148,988	0.1
176,700 (3)	MR DIY Group M Bhd	88,059	0.0
40,100	Petronas Gas Bhd	158,239	0.1
261,400	Sime Darby Bhd	137,853	0.1
88,900	Telekom Malaysia Bhd	131,614	0.1
201,500	Tenaga Nasional Bhd	644,627	0.3
143,587	UEM Sunrise Bhd	31,333	0.0
182,900	YTL Corp. Bhd	81,762	0.0
160,600	YTL Power International Bhd	111,867	0.1
		2,201,567	1.1
	Mexico: 5.6%
160,492	Alfa SAB de CV - Class A	115,820	0.1
169,156	America Movil SAB de CV	133,824	0.1
48,053	America Movil SAB de CV - Foreign, ADR	756,354	0.4
14,954	Arca Continental SAB de CV	127,564	0.1
286,544	Cemex SAB de CV	150,221	0.1
86,744	Cemex SAB de CV - Foreign, ADR	452,804	0.2
36,250	Coca-Cola Femsa SAB de CV	299,971	0.1
7,015	Coca-Cola Femsa SAB de CV - Foreign, ADR	584,841	0.3
34,829	Corp Inmobiliaria Vesta SAB de CV	90,687	0.0
22,901	El Puerto de Liverpool SAB de CV - Class C1	120,414	0.1
93,464	Fibra Uno Administracion SA de CV	107,666	0.0
48,241	Fomento Economico Mexicano SAB de CV	467,354	0.2
30,061	Fomento Economico Mexicano SAB de CV - Foreign, ADR	2,912,610	1.4
9,291	Gruma SAB de CV - Class B	159,729	0.1
10,094	Grupo Aeroportuario del Centro Norte SAB de CV	84,184	0.0
8,723	Grupo Aeroportuario del Pacifico SAB de CV - Class B	151,948	0.1
7,656	Grupo Aeroportuario del Sureste SAB de CV - Class B	204,196	0.1
22,026	Grupo Bimbo SAB de CV	68,215	0.0
16,582	Grupo Comercial Chedraui SA de CV	105,014	0.0
117,876	Grupo Financiero Banorte SAB de CV - Class O	822,678	0.4
49,259 (1)	Grupo Financiero Inbursa SAB de CV - Class O	109,500	0.1

See Accompanying Notes to Financial Statements

22

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
29,910	Grupo Mexico SAB de CV	$156,938	0.1
126,274	Grupo Televisa SAB, ADR	315,685	0.2
44,337 (1)(2)	Ollamani SAB	75,337	0.0
75,190	Prologis Property Mexico SA de CV	251,767	0.1
14,692	Promotora y Operadora de Infraestructura SAB de CV	128,009	0.1
858,517	Wal-Mart de Mexico SAB de CV	2,370,527	1.2
		11,323,857	5.6
	Netherlands: 1.0%
23,585	Heineken NV	1,934,362	0.9
16,969	NEPI Rockcastle NV	133,182	0.1
		2,067,544	1.0
	Peru: 0.6%
23,728	Cia de Minas Buenaventura SAA, ADR	309,888	0.2
4,670	Credicorp Ltd.	859,887	0.4
		1,169,775	0.6
	Philippines: 0.2%
465,300	DMCI Holdings, Inc.	89,481	0.0
17,760	International Container Terminal Services, Inc.	121,028	0.0
16,220	Manila Electric Co.	136,772	0.1
6,360	PLDT, Inc.	156,303	0.1
		503,584	0.2
	Qatar: 0.2%
31,537	Ooredoo QPSC	99,089	0.0
34,594	Qatar Fuel QSC	145,654	0.1
65,351	Qatar Navigation QSC	205,512	0.1
		450,255	0.2
	Romania: 0.2%
1,481,471	OMV Petrom SA	239,791	0.1
4,455	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	117,985	0.1
		357,776	0.2
	Russia: —%
164,710 (4)	Alrosa PJSC	—	—
951,000 (1)(3)(4)	Detsky Mir PJSC	—	—
1,037,141 (1)(4)	Gazprom PJSC	—	—
25,468 (4)	Lukoil PJSC	—	—
14,210 (4)	Magnit PJSC	—	—
271,070 (4)	Magnitogorsk Iron & Steel Works PJSC	—	—
117,900 (4)	MMC Norilsk Nickel PJSC	—	—
91,474 (4)	Mobile TeleSystems PJSC	—	—
83,570 (4)	Novolipetsk Steel PJSC	—	—
4,078 (4)	PhosAgro PJSC	—	—
453,015 (4)	Rosneft Oil Co. PJSC	—	—
1,076,340 (4)	Sberbank of Russia PJSC	—	—
16,184 (4)	Severstal PAO	—	—
34,543 (4)	Tatneft PJSC	—	—
		—	—
	Saudi Arabia: 0.6%
2,173	Astra Industrial Group	102,988	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
1,844	Bupa Arabia for Cooperative Insurance Co.	$98,885	0.0
13,708	Etihad Etisalat Co.	188,739	0.1
30,063	Jarir Marketing Co.	105,702	0.1
2,653	Riyadh Cables Group Co.	71,999	0.0
73,061 (3)	Saudi Arabian Oil Co.	524,802	0.3
11,992	Saudi Telecom Co.	134,589	0.1
		1,227,704	0.6
	South Africa: 2.0%
11,220	Bid Corp. Ltd.	265,481	0.1
10,235	Bidvest Group Ltd.	165,624	0.1
626	Capitec Bank Holdings Ltd.	113,087	0.0
10,860	Clicks Group Ltd.	231,824	0.1
16,160	Exxaro Resources Ltd.	152,390	0.1
13,401	Foschini Group Ltd.	116,634	0.1
15,144	Mr Price Group Ltd.	220,903	0.1
45,742	OUTsurance Group Ltd.	155,803	0.1
376,668	Sanlam Ltd.	1,874,367	0.9
15,268	Shoprite Holdings Ltd.	263,684	0.1
6,737	Standard Bank Group Ltd.	92,752	0.0
12,448	Tiger Brands Ltd.	166,936	0.1
19,670	Vodacom Group Ltd.	123,148	0.1
48,966	Woolworths Holdings Ltd./South Africa	180,810	0.1
		4,123,443	2.0
	South Korea: 15.9%
929	CJ Corp.	68,872	0.0
1,751	Coway Co. Ltd.	79,998	0.0
1,665	DB Insurance Co. Ltd.	131,234	0.1
3,631	GS Holdings Corp.	108,153	0.1
2,060	Hana Financial Group, Inc.	88,878	0.0
7,448	Hankook Tire & Technology Co. Ltd.	189,690	0.1
2,386	HD Hyundai Co. Ltd.	137,669	0.1
1,125 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	148,850	0.1
2,098	Hyundai Glovis Co. Ltd.	184,587	0.1
2,369	Hyundai Mobis Co. Ltd.	425,787	0.2
613	Hyundai Motor Co.	94,421	0.0
38,775	Kakao Corp.	1,032,022	0.5
2,202	KB Financial Group, Inc.	143,282	0.1
8,146	Kia Corp.	538,687	0.3
5,601 (1)	Korea Electric Power Corp.	93,641	0.0
6,406	Korean Air Lines Co. Ltd.	110,579	0.1
2,571	KT&G Corp.	204,225	0.1
1,758	LG Corp.	96,067	0.0
1,215	LG Electronics, Inc.	78,244	0.0
77,994	LG Uplus Corp.	565,281	0.3
1,796	Lotte Corp.	31,064	0.0
384	Lotte Wellfood Co. Ltd.	36,282	0.0
20,455	NAVER Corp.	2,502,092	1.2
1,887	S-1 Corp.	88,261	0.0
8,242	Samsung C&T Corp.	695,925	0.3
1,177	Samsung Electro-Mechanics Co. Ltd.	100,074	0.1

See Accompanying Notes to Financial Statements

23

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
131,419	Samsung Electronics Co. Ltd.	$5,580,181	2.8
386	Samsung Fire & Marine Insurance Co. Ltd.	93,582	0.0
13,683	Samsung Life Insurance Co. Ltd.	1,001,246	0.5
15,905	Shinhan Financial Group Co. Ltd.	592,464	0.3
59,850	SK Hynix, Inc.	7,835,193	3.9
119,726 (1)	SK Square Co. Ltd.	7,230,234	3.6
45,983	SK Telecom Co. Ltd.	1,887,109	0.9
9,282	Woori Financial Group, Inc.	103,337	0.1
		32,297,211	15.9
	Taiwan: 17.1%
6,000	Accton Technology Corp.	100,822	0.1
11,471	Advantech Co. Ltd.	112,417	0.1
78,000	ASE Technology Holding Co. Ltd.	367,832	0.2
24,000	Asustek Computer, Inc.	423,790	0.2
16,000	Catcher Technology Co. Ltd.	116,451	0.1
83,000	Cheng Shin Rubber Industry Co. Ltd.	119,209	0.1
55,000	Chicony Electronics Co. Ltd.	277,370	0.1
51,000	Chunghwa Telecom Co. Ltd.	193,593	0.1
86,000	Compal Electronics, Inc.	94,406	0.0
88,000	CTBC Financial Holding Co. Ltd.	97,555	0.0
25,000	Delta Electronics, Inc.	308,772	0.2
148,000	Eva Airways Corp.	170,925	0.1
130,000	Far Eastern New Century Corp.	150,010	0.1
30,000	Far EasTone Telecommunications Co. Ltd.	82,842	0.0
740,000 (1)(3)	FIT Hon Teng Ltd.	249,534	0.1
115,000	Hon Hai Precision Industry Co. Ltd.	737,118	0.4
4,000	International Games System Co. Ltd.	126,209	0.1
29,000	King Yuan Electronics Co. Ltd.	109,298	0.1
2,000	Largan Precision Co. Ltd.	140,081	0.1
50,000	Lite-On Technology Corp.	156,740	0.1
2,000	Lotes Co. Ltd.	101,717	0.1
116,300	MediaTek, Inc.	4,527,349	2.2
21,000	Micro-Star International Co. Ltd.	114,873	0.1
20,000	Novatek Microelectronics Corp.	309,027	0.2
291,000	Pegatron Corp.	882,361	0.4
157,000	Pou Chen Corp.	183,559	0.1
49,000	Powertech Technology, Inc.	190,802	0.1
10,000	President Chain Store Corp.	91,818	0.0
26,000	Quanta Computer, Inc.	236,115	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
14,000	Realtek Semiconductor Corp.	$205,415	0.1
127,350	SinoPac Financial Holdings Co. Ltd.	90,403	0.0
71,000	Synnex Technology International Corp.	155,950	0.1
96,000	Taiwan Cement Corp.	95,368	0.0
46,000	Taiwan Fertilizer Co. Ltd.	81,528	0.0
18,000	Taiwan Secom Co. Ltd.	76,207	0.0
713,402	Taiwan Semiconductor Manufacturing Co. Ltd.	22,371,921	11.0
47,000	Uni-President Enterprises Corp.	131,619	0.1
203,000	United Microelectronics Corp.	292,878	0.1
1,000	Voltronic Power Technology Corp.	65,764	0.0
34,000	WPG Holdings Ltd.	77,250	0.0
5,000	Yageo Corp.	85,042	0.0
87,040	Yuanta Financial Holding Co. Ltd.	87,298	0.0
31,000	Zhen Ding Technology Holding Ltd.	106,897	0.1
		34,696,135	17.1
	Thailand: 1.7%
12,800	Advanced Info Service PCL	104,191	0.1
169,600	Bangkok Dusit Medical Services PCL - Class F	138,248	0.1
1,426,636	CP ALL PCL - Foreign	2,674,059	1.3
19,900	Kasikornbank PCL	86,250	0.0
35,100	PTT Exploration & Production PCL	131,830	0.1
253,300	PTT PCL - Foreign	251,649	0.1
		3,386,227	1.7
	Turkey: 0.7%
482,665	Akbank TAS	712,764	0.4
16,305	BIM Birlesik Magazalar AS	221,984	0.1
48,085	Coca-Cola Icecek AS	71,429	0.0
3,442 (1)	D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR	10,980	0.0
32,650	KOC Holding AS	161,013	0.1
5,342	Migros Ticaret AS	63,463	0.0
10,775 (1)	Turk Hava Yollari AO	85,699	0.0
27,704	Turkiye Petrol Rafinerileri AS	116,912	0.1
		1,444,244	0.7
	United Arab Emirates: 0.6%
205,990	Air Arabia PJSC	161,079	0.1
63,228	Aldar Properties PJSC	131,059	0.1
86,219	Emaar Development PJSC	217,485	0.1
248,946	Emaar Properties PJSC	588,593	0.3
16,875	Emirates Telecommunications Group Co. PJSC	81,411	0.0
		1,179,627	0.6
	United Kingdom: 1.3%
342,800 (4)	Fix Price Group PLC, GDR	—	—

See Accompanying Notes to Financial Statements

24

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
43,303	Unilever PLC, ADR	$2,637,586	1.3
		2,637,586	1.3
	United States: 0.7%
12,421	Micron Technology, Inc.	1,237,753	0.6
6,057	Titan Cement International SA	216,605	0.1
		1,454,358	0.7
	Uruguay: 1.6%
1,582 (1)	MercadoLibre, Inc.	3,222,819	1.6

	Total Common Stock (Cost $195,851,059)	199,623,394	98.6

PREFERRED STOCK: 0.7%
	Brazil: 0.5%
142,871	Cia Energetica de Minas Gerais	280,508	0.1
38,007	Gerdau SA	120,052	0.1
279,717	Itausa SA	512,896	0.2
25,192	Petroleo Brasileiro SA	156,183	0.1
		1,069,639	0.5
	Chile: 0.1%
29,703	Embotelladora Andina SA	88,669	0.1

	Russia: —%
378 (4)	AK Transneft PJSC OAO	—	—
863,754 (4)	Surgutneftegas PJSC	—	—
217 (4)	Transneft PJSC	—	—
		—	—
	South Korea: 0.1%
971	LG Chem Ltd.	146,189	0.1

	Total Preferred Stock (Cost $3,120,961)	1,304,497	0.7

WARRANTS: 0.0%
	Argentina: 0.0%
38,283 (1)	IRSA Inversiones y Representaciones SA	44,408	0.0

	Total Warrants (Cost $–)	44,408	0.0
	Total Long-Term Investments (Cost $198,972,020)	200,972,299	99.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreements: 0.8%
1,000,000 (5)	Bank of Montreal, Repurchase Agreement dated 10/31/2024, 4.860%, due 11/01/2024 (Repurchase Amount $1,000,133, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.713%-7.623%, Market Value plus accrued interest $1,020,000, due 01/01/26-12/01/52)	$1,000,000	0.5
542,690 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 10/31/2024, 4.890%, due 11/01/2024 (Repurchase Amount $542,763, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-7.500%, Market Value plus accrued interest $553,544, due 05/15/25-11/01/54)	542,690	0.3
	Total Repurchase Agreements (Cost $1,542,690)	1,542,690	0.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.4%
2,221,952 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.760%	2,221,952	1.1
694,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.780%	694,000	0.3
	Total Mutual Funds (Cost $2,915,952)	2,915,952	1.4
	Total Short-Term Investments (Cost $4,458,642)	4,458,642	2.2
	Total Investments in Securities (Cost $203,430,662)	$205,430,941	101.5
	Liabilities in Excess of Other Assets	(2,937,090)	(1.5)
	Net Assets	$202,493,851	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements

25

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of October 31, 2024.

Sector Diversification	Percentage of Net Assets
Information Technology	29.2%
Financials	13.7
Consumer Staples	12.8
Consumer Discretionary	12.0
Communication Services	8.9
Industrials	7.4
Energy	7.2
Materials	3.1
Utilities	2.2
Health Care	1.8
Real Estate	1.0
Warrants	0.0
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

26

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at October 31, 2024
Asset Table
Investments, at fair value
Common Stock
Argentina	$436,661	$—	$—	$436,661
Brazil	14,216,823	—	—	14,216,823
Chile	655,406	—	—	655,406
China	4,074,124	22,033,475	—	26,107,599
Czechia	188,282	—	—	188,282
Egypt	108,359	—	—	108,359
France	—	1,658,627	—	1,658,627
Germany	—	1,278,642	—	1,278,642
Greece	156,437	601,044	—	757,481
Hong Kong	91,077	5,136,559	—	5,227,636
Hungary	413,694	329,350	—	743,044
Iceland	121,062	—	—	121,062
India	7,481,465	29,695,355	—	37,176,820
Indonesia	2,767,712	1,423,228	—	4,190,940
Japan	—	2,658,484	—	2,658,484
Kuwait	—	128,820	—	128,820
Luxembourg	224,996	—	—	224,996
Malaysia	254,799	1,946,768	—	2,201,567
Mexico	11,323,857	—	—	11,323,857
Netherlands	133,182	1,934,362	—	2,067,544
Peru	1,169,775	—	—	1,169,775
Philippines	257,800	245,784	—	503,584
Qatar	450,255	—	—	450,255
Romania	—	357,776	—	357,776
Russia	—	—	—	—
Saudi Arabia	201,873	1,025,831	—	1,227,704
South Africa	2,991,855	1,131,588	—	4,123,443
South Korea	—	32,297,211	—	32,297,211
Taiwan	—	34,696,135	—	34,696,135
Thailand	—	3,386,227	—	3,386,227
Turkey	1,134,069	310,175	—	1,444,244
United Arab Emirates	81,411	1,098,216	—	1,179,627
United Kingdom	2,637,586	—	—	2,637,586
United States	1,237,753	216,605	—	1,454,358
Uruguay	3,222,819	—	—	3,222,819
Total Common Stock	56,033,132	143,590,262	—	199,623,394
Preferred Stock	1,158,308	146,189	—	1,304,497
Warrants	44,408	—	—	44,408
Short-Term Investments	2,915,952	1,542,690	—	4,458,642
Total Investments, at fair value	$60,151,800	$145,279,141	$—	$205,430,941
Liabilities Table
Other Financial Instruments+
Futures	$(32,154)	$—	$—	$(32,154)
Total Liabilities	$(32,154)	$—	$—	$(32,154)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

27

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At October 31, 2024, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
MSCI Emerging Markets Index	21	12/20/24	$1,182,825	$(32,154)
			$1,182,825	$(32,154)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$32,154
Total Liability Derivatives		$32,154

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended October 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$186,691	$186,691
Foreign exchange contracts	4,579	—	4,579
Total	$4,579	$186,691	$191,270

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$8,623
Total	$8,623

At October 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $214,777,614.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$34,946,875
Gross Unrealized Depreciation	(44,271,255)
Net Unrealized Depreciation	$(9,324,380)

See Accompanying Notes to Financial Statements

28

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.9%
	Australia: 2.7%
103,868	Computershare Ltd.	$1,795,608	0.3
67,244	Dexus	315,592	0.1
95,226	Lottery Corp. Ltd.	311,149	0.0
141,485	Scentre Group	324,377	0.1
18,279	Sonic Healthcare Ltd.	322,081	0.1
1,464,075	Telstra Group Ltd.	3,665,191	0.7
291,596	Transurban Group	2,430,139	0.5
558,243	Vicinity Ltd.	793,607	0.1
14,640	Washington H Soul Pattinson & Co. Ltd.	320,810	0.1
169,381	Woolworths Group Ltd.	3,322,095	0.7
		13,600,649	2.7
	Austria: 0.5%
82,344	Mondi PLC MNP	1,324,695	0.3
66,156	Mondi PLC QX	1,071,284	0.2
		2,395,979	0.5
	Belgium: 0.6%
6,492	Ageas SA	338,807	0.1
4,857	Anheuser-Busch InBev SA	287,978	0.1
7,588	D'ieteren Group	1,642,777	0.3
9,674	Groupe Bruxelles Lambert NV	698,991	0.1
		2,968,553	0.6
	Brazil: 0.6%
297,300	TIM SA/Brazil	852,162	0.2
321,400	Totvs SA	1,659,011	0.3
40,040	XP, Inc. - Class A	699,098	0.1
		3,210,271	0.6
	Canada: 5.3%
17,439	Cameco Corp.	911,309	0.2
21,789	Canadian Pacific Kansas City Ltd.	1,680,868	0.3
23,189	Canadian Tire Corp. Ltd. - Class A	2,467,709	0.5
59,725	Cenovus Energy, Inc.	960,421	0.2
664	Constellation Software, Inc.	2,002,487	0.4
31,345	Dollarama, Inc.	3,261,807	0.7
55,039	Magna International, Inc.	2,172,941	0.4
59,400	Methanex Corp.	2,325,062	0.5
72,100	Open Text Corp.	2,162,456	0.4
17,142	RB Global, Inc.	1,452,395	0.3
17,763	Royal Bank of Canada	2,148,247	0.4
12,218 (1)	Shopify, Inc. - CAD - Class A	955,783	0.2
9,708	TFI International, Inc.	1,299,165	0.3
25,947	Toromont Industries Ltd.	2,292,154	0.5
		26,092,804	5.3
	Chile: 0.8%
49,078,400	Latam Airlines Group SA	656,475	0.1
335,178	Lundin Mining Corp.	3,259,461	0.7
		3,915,936	0.8
	China: 2.1%
144,607	ENN Energy Holdings Ltd.	1,018,799	0.2
55,408	KE Holdings, Inc., ADR	1,215,097	0.2
29,255 (1)(2)	Meituan - Class B	691,307	0.1
99,700	Proya Cosmetics Co. Ltd. - Class A	1,344,329	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
121,199	Tencent Holdings Ltd.	$6,319,574	1.3
		10,589,106	2.1
	Denmark: 1.2%
2,817	Carlsberg AS - Class B	311,317	0.1
17,230	Coloplast A/S - Class B	2,158,068	0.4
28,833	Novo Nordisk A/S - Class B	3,234,054	0.7
		5,703,439	1.2
	Finland: 0.1%
7,082	Sampo Oyj - Class A	314,023	0.1

	France: 8.7%
39,640	Accor SA	1,798,354	0.4
7,218	Airbus SE	1,101,041	0.2
6,852	Arkema SA	603,812	0.1
59,347	Bouygues SA	1,907,502	0.4
22,028	Bureau Veritas SA	698,616	0.1
6,581	Capgemini SE	1,141,676	0.2
68,192	Cie Generale des Etablissements Michelin SCA	2,304,582	0.5
4,757	Danone SA	339,833	0.1
11,457	Eiffage SA	1,066,344	0.2
16,438	EssilorLuxottica SA	3,855,658	0.8
2,976	Gecina SA	318,039	0.1
18,012	Getlink SE	306,107	0.1
671	Hermes International	1,525,015	0.3
20,926	IPSOS	1,027,588	0.2
18,967	Klepierre SA	606,405	0.1
4,573	LVMH Moet Hennessy Louis Vuitton SE	3,044,336	0.6
28,039	Orange SA	308,028	0.1
13,514	Pernod Ricard SA	1,686,122	0.3
25,000	Publicis Groupe SA	2,657,081	0.5
32,915	Renault SA	1,506,006	0.3
36,353	Sanofi	3,841,774	0.8
23,100	Teleperformance	2,448,641	0.5
38,700	TotalEnergies SE	2,428,643	0.5
58,356	Vinci SA	6,537,073	1.3
		43,058,276	8.7
	Germany: 9.7%
7,484	Adidas AG	1,792,351	0.4
8,517	Allianz SE	2,681,194	0.5
79,326	BASF SE	3,856,240	0.8
10,470	Bayer AG	282,134	0.1
14,296	Brenntag SE	932,571	0.2
61,600	Daimler Truck Holding AG	2,547,198	0.5
170,067	Deutsche Telekom AG, Reg	5,141,718	1.0
15,329	Evonik Industries AG	337,838	0.1
66,900	flatexDEGIRO AG	982,761	0.2
56,910 (1)	Fresenius SE & Co. KGaA	2,077,819	0.4
15,113	Hannover Rueck SE	3,968,579	0.8
3,934	Henkel AG & Co. KGaA	306,819	0.1
56,727	Infineon Technologies AG	1,793,969	0.4
2,870	Linde PLC DE	1,312,424	0.3
41,583	Mercedes-Benz Group AG	2,526,193	0.5
6,205	Merck KGaA	1,025,843	0.2

See Accompanying Notes to Financial Statements

29

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
4,849	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	$2,479,680	0.5
28,690	SAP SE	6,698,679	1.3
27,727 (2)	Scout24 SE	2,395,204	0.5
10,819	Siemens AG, Reg	2,104,832	0.4
65,830 (1)	Siemens Energy AG	2,703,839	0.5
		47,947,885	9.7
	Hong Kong: 2.7%
426,314	AIA Group Ltd.	3,364,606	0.7
81,000	CK Asset Holdings Ltd.	331,125	0.1
379,500	CK Hutchison Holdings Ltd.	1,995,839	0.4
101,444	Hong Kong Exchanges & Clearing Ltd.	4,061,855	0.8
87,700	Hongkong Land Holdings Ltd.	376,022	0.1
8,600	Jardine Matheson Holdings Ltd.	331,100	0.1
69,100	Link REIT	321,966	0.0
34,547	Prudential PLC	287,600	0.0
217,500	Sun Hung Kai Properties Ltd.	2,355,082	0.5
		13,425,195	2.7
	India: 1.6%
138,555	Axis Bank Ltd.	1,903,352	0.4
50,922	HDFC Bank Ltd., ADR	3,209,614	0.6
29,211	Larsen & Toubro Ltd.	1,254,809	0.3
96,462	Reliance Industries Ltd.	1,525,255	0.3
		7,893,030	1.6
	Indonesia: 0.3%
2,007,469	Bank Central Asia Tbk PT	1,311,026	0.3

	Ireland: 1.6%
10,126	Accenture PLC - Class A	3,491,647	0.7
65,263	Experian PLC	3,185,232	0.6
504,228 (1)	Greencore Group PLC	1,352,376	0.3
		8,029,255	1.6
	Israel: 1.0%
17,451 (1)	Check Point Software Technologies Ltd.	3,022,688	0.6
2,676 (1)	CyberArk Software Ltd.	739,967	0.1
70,281 (1)	Teva Pharmaceutical Industries Ltd., ADR	1,295,982	0.3
		5,058,637	1.0
	Italy: 1.8%
163,200	Eni SpA	2,486,053	0.5
2,623	Ferrari NV	1,252,138	0.2
23,323 (2)	Poste Italiane SpA	327,952	0.1
474,507 (1)	Saipem SpA	1,128,185	0.2
397,355	Snam SpA	1,908,855	0.4
137,907 (1)	TREVI - Finanziaria Industriale SpA	41,702	0.0
45,457	UniCredit SpA	2,010,980	0.4
		9,155,865	1.8
	Japan: 13.8%
28,900	AGC, Inc.	885,644	0.2
80,200	Aisin Corp.	833,870	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
98,800	Asahi Group Holdings Ltd.	$1,186,121	0.2
61,000	Asahi Kasei Corp.	420,820	0.1
48,500	Bandai Namco Holdings, Inc.	1,016,857	0.2
104,700	Bridgestone Corp.	3,730,997	0.7
13,900	Central Japan Railway Co.	287,858	0.0
147,200	Daicel Corp.	1,299,197	0.3
8,300	Daikin Industries Ltd.	996,471	0.2
35,300	FANUC Corp.	936,556	0.2
4,200	Fast Retailing Co. Ltd.	1,342,830	0.3
18,400	Hoya Corp.	2,461,810	0.5
93,509	ITOCHU Corp.	4,625,687	0.9
11,100	Japan Tobacco, Inc.	309,884	0.1
77,100	KDDI Corp.	2,403,931	0.5
9,126	Keyence Corp.	4,119,601	0.8
286,600	Kyocera Corp.	2,906,614	0.6
165,900	M3, Inc.	1,705,044	0.3
33,300	Macnica Holdings, Inc.	379,831	0.1
159,000	Marubeni Corp.	2,376,928	0.5
45,500	Mitsubishi HC Capital, Inc.	304,679	0.1
253,400	Mitsubishi UFJ Financial Group, Inc.	2,670,898	0.5
33,300	Nomura Research Institute Ltd.	996,117	0.2
164,500	Ono Pharmaceutical Co. Ltd.	2,054,637	0.4
113,900	ORIX Corp.	2,399,859	0.5
20,300	Otsuka Holdings Co. Ltd.	1,226,339	0.2
22,500	Recruit Holdings Co. Ltd.	1,373,907	0.3
69,900	Renesas Electronics Corp.	936,543	0.2
6,500	Shimano, Inc.	954,913	0.2
134,400	SMS Co. Ltd.	1,506,687	0.3
21,600	SoftBank Group Corp.	1,287,759	0.3
253,700	Sony Group Corp.	4,464,490	0.9
18,600	Subaru Corp.	332,182	0.1
76,000	Sumitomo Corp.	1,603,328	0.3
46,600	Sumitomo Mitsui Trust Holdings, Inc.	1,021,953	0.2
70,700	T&D Holdings, Inc.	1,128,531	0.2
231,500	Takeda Pharmaceutical Co. Ltd.	6,459,131	1.3
74,700	Toei Animation Co. Ltd.	1,696,597	0.3
54,700	Toray Industries, Inc.	297,463	0.1
40,600	Unicharm Corp.	1,309,146	0.3
		68,251,710	13.8
	Netherlands: 4.8%
62,506	Aegon Ltd.	394,526	0.1
7,256	ASML Holding NV	4,884,237	1.0
8,775	EXOR NV	926,808	0.2
13,356	IMCD NV	2,123,484	0.4
75,800	Koninklijke Ahold Delhaize NV	2,499,100	0.5
123,413 (1)	Koninklijke Philips, N.V.	3,246,847	0.7
89,789	Shell PLC - EUR	3,022,013	0.6
81,956	Universal Music Group NV	2,062,518	0.4
27,960	Wolters Kluwer NV	4,699,615	0.9
		23,859,148	4.8

See Accompanying Notes to Financial Statements

30

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	New Zealand: 0.2%
224,441	Auckland International Airport Ltd.	$979,283	0.2

	Norway: 2.4%
216,092	DNB Bank ASA	4,478,071	0.9
106,180	Gjensidige Forsikring ASA	1,916,031	0.4
158,965	SpareBank 1 SR-Bank ASA	2,106,422	0.4
79,476	Sparebanken Vest	976,381	0.2
79,547	Yara International ASA	2,392,152	0.5
		11,869,057	2.4
	Puerto Rico: 0.5%
25,666	Popular, Inc.	2,290,177	0.5

	Russia: —%
1,561,600 (3)	Alrosa PJSC	—	—

	Singapore: 1.4%
153,600	CapitaLand Ascendas REIT	311,272	0.1
1,061,300	CapitaLand Integrated Commercial Trust	1,612,412	0.3
516,000	Genting Singapore Ltd.	324,981	0.1
28,900	Oversea-Chinese Banking Corp. Ltd.	331,573	0.1
532,600	Singapore Telecommunications Ltd.	1,256,527	0.2
120,453	United Overseas Bank Ltd.	2,928,098	0.6
		6,764,863	1.4
	South Africa: 0.7%
166,520	Clicks Group Ltd.	3,554,631	0.7

	South Korea: 2.7%
15,700	F&F Co. Ltd.	707,113	0.1
37,721	Kia Corp.	2,494,450	0.5
34,100	LG Electronics, Inc.	2,195,978	0.4
52,966	Samsung Electronics Co. Ltd.	2,248,989	0.5
92,026	Shinhan Financial Group Co. Ltd.	3,427,987	0.7
17,500	SK Hynix, Inc.	2,290,992	0.5
		13,365,509	2.7
	Spain: 2.0%
1,698 (2)	Aena SME SA	376,311	0.1
47,535	Amadeus IT Group SA	3,445,966	0.7
136,990	Iberdrola SA	2,034,921	0.4
65,036	Industria de Diseno Textil SA	3,708,002	0.7
17,542	Red Electrica Corp. SA	324,802	0.1
		9,890,002	2.0
	Sweden: 2.6%
96,750	Assa Abloy AB - Class B	3,030,475	0.6
56,524	Duni AB	517,252	0.1
184,926	Hexagon AB - Class B	1,728,897	0.3
9,204	L E Lundbergforetagen AB - Class B	455,689	0.1
45,613	Loomis AB	1,429,017	0.3
132,060	Skandinaviska Enskilda Banken AB - Class A	1,865,119	0.4
127,200	SKF AB - Class B	2,412,721	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
3,251 (1)	Spotify Technology SA	$1,251,960	0.2
16,469	Swedbank AB - Class A	334,165	0.1
		13,025,295	2.6
	Switzerland: 4.9%
1,380	Barry Callebaut AG	2,420,366	0.5
8,205	Cie Financiere Richemont SA	1,194,652	0.2
7,859 (1)	Galderma Group AG	735,436	0.1
3,195	Nestle SA	301,904	0.1
22,768	Novartis AG, Reg	2,470,471	0.5
3,831	Partners Group Holding AG	5,270,800	1.1
5,853	Sandoz Group AG	266,828	0.0
5,690	Sonova Holding AG, Reg	2,082,185	0.4
1,498	Swatch Group AG - Class BR	307,394	0.1
30,080	Swiss Re AG	3,840,835	0.8
25,336	Temenos AG	1,754,903	0.3
4,509 (2)	VAT Group AG	1,877,522	0.4
3,171	Zurich Insurance Group AG	1,869,638	0.4
		24,392,934	4.9
	Taiwan: 2.6%
292,000	Chailease Holding Co. Ltd.	1,367,373	0.3
23,000	Lotes Co. Ltd.	1,169,744	0.2
182,831	Taiwan Semiconductor Manufacturing Co. Ltd.	5,733,487	1.2
22,988	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,380,133	0.9
		12,650,737	2.6
	Thailand: 0.4%
255,571	Kasikornbank PCL	1,107,695	0.2
228,500	Tisco Financial Group PCL	653,437	0.2
		1,761,132	0.4
	United Kingdom: 13.7%
65,457	Anglo American PLC	2,029,206	0.4
12,318	Ashtead Group PLC	921,486	0.2
17,904	AstraZeneca PLC	2,547,639	0.5
373,301	BAE Systems PLC	6,016,642	1.2
486,283	Barclays PLC	1,490,711	0.3
61,443	Bellway PLC	2,246,910	0.5
120,375	British American Tobacco PLC	4,209,431	0.9
8,175	Bunzl PLC	359,903	0.1
80,287	Diageo PLC	2,479,420	0.5
33,642	Diploma PLC	1,849,436	0.4
203,024	GSK PLC	3,666,345	0.7
431,356	Haleon PLC	2,073,137	0.4
117,186	Halma PLC	3,743,607	0.8
66,919	Imperial Brands PLC	2,019,495	0.4
154,319	Inchcape PLC	1,427,334	0.3
48,054	London Stock Exchange Group PLC	6,513,079	1.3
1,074,027	M&G PLC	2,690,719	0.5
52,647	Melrose Industries PLC	322,433	0.1
18,500	Next PLC	2,340,532	0.5
52,000	Nomad Foods Ltd.	912,600	0.2

See Accompanying Notes to Financial Statements

31

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
174,885	Phoenix Group Holdings PLC	$1,110,990	0.2
26,871	Reckitt Benckiser Group PLC	1,630,113	0.3
76,901	RELX PLC - EUR	3,553,125	0.7
23,345	RELX PLC - GBP	1,070,601	0.2
246,107	Schroders PLC	1,090,466	0.2
122,646	Standard Chartered PLC	1,422,258	0.3
59,039	Unilever PLC	3,601,520	0.7
52,821	Unilever PLC - NL	3,225,333	0.7
79,484	United Utilities Group PLC	1,048,992	0.2
		67,613,463	13.7
	United States: 2.8%
9,975	Aon PLC - Class A	3,659,528	0.7
23,855	BRP, Inc.	1,176,174	0.2
20,574	GFL Environmental, Inc.	859,993	0.2
22,800 (1)	Jazz Pharmaceuticals PLC	2,508,684	0.5
5,505	Linde PLC US	2,511,106	0.5
57,821	Smurfit WestRock PLC	2,977,782	0.6
5,600	Tecnoglass, Inc.	383,768	0.1
		14,077,035	2.8
	Uruguay: 0.1%
352 (1)	MercadoLibre, Inc.	717,087	0.1
	Total Common Stock (Cost $455,504,518)	479,731,992	96.9

PREFERRED STOCK: 0.4%
	Germany: 0.4%
3,417	Henkel AG & Co. KGaA	295,888	0.1
6,174	Sartorius AG	1,599,410	0.3
		1,895,298	0.4
	Total Preferred Stock (Cost $2,492,199)	1,895,298	0.4

WARRANTS: —%
	Canada: —%
794 (3)	Constellation Software, Inc.	—	—
	Total Warrants (Cost $–)	—	—
	Total Long-Term Investments (Cost $457,996,717)	481,627,290	97.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
5,044,593 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.760% (Cost $5,044,593)	$5,044,593	1.0

	Total Short-Term Investments (Cost $5,044,593)	$5,044,593	1.0
	Total Investments in Securities (Cost $463,041,310)	$486,671,883	98.3
	Assets in Excess of Other Liabilities	8,273,342	1.7
	Net Assets	$494,945,225	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Rate shown is the 7-day yield as of October 31, 2024.

Sector Diversification	Percentage of Net Assets
Financials	18.8%
Industrials	17.7
Consumer Discretionary	12.5
Information Technology	12.3
Health Care	10.3
Consumer Staples	8.3
Communication Services	6.5
Materials	5.3
Energy	2.5
Real Estate	1.8
Utilities	1.3
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

32

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at October 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$13,600,649	$—	$13,600,649
Austria	—	2,395,979	—	2,395,979
Belgium	—	2,968,553	—	2,968,553
Brazil	3,210,271	—	—	3,210,271
Canada	26,092,804	—	—	26,092,804
Chile	3,915,936	—	—	3,915,936
China	1,215,097	9,374,009	—	10,589,106
Denmark	—	5,703,439	—	5,703,439
Finland	—	314,023	—	314,023
France	—	43,058,276	—	43,058,276
Germany	306,819	47,641,066	—	47,947,885
Hong Kong	331,100	13,094,095	—	13,425,195
India	3,209,614	4,683,416	—	7,893,030
Indonesia	1,311,026	—	—	1,311,026
Ireland	4,844,023	3,185,232	—	8,029,255
Israel	5,058,637	—	—	5,058,637
Italy	41,702	9,114,163	—	9,155,865
Japan	—	68,251,710	—	68,251,710
Netherlands	2,499,100	21,360,048	—	23,859,148
New Zealand	979,283	—	—	979,283
Norway	5,284,564	6,584,493	—	11,869,057
Puerto Rico	2,290,177	—	—	2,290,177
Russia	—	—	—	—
Singapore	—	6,764,863	—	6,764,863
South Africa	3,554,631	—	—	3,554,631
South Korea	—	13,365,509	—	13,365,509
Spain	—	9,890,002	—	9,890,002
Sweden	1,769,212	11,256,083	—	13,025,295
Switzerland	735,436	23,657,498	—	24,392,934
Taiwan	4,380,133	8,270,604	—	12,650,737
Thailand	653,437	1,107,695	—	1,761,132
United Kingdom	3,159,510	64,453,953	—	67,613,463
United States	14,077,035	—	—	14,077,035
Uruguay	717,087	—	—	717,087
Total Common Stock	89,636,634	390,095,358	—	479,731,992
Preferred Stock	—	1,895,298	—	1,895,298
Warrants	—	—	—	—
Short-Term Investments	5,044,593	—	—	5,044,593
Total Investments, at fair value	$94,681,227	$391,990,656	$—	$486,671,883
Other Financial Instruments+
Forward Foreign Currency Contracts	—	129	—	129
Total Assets	$94,681,227	$391,990,785	$—	$486,672,012
Liabilities Table
Other Financial Instruments+
Futures	$(100,606)	$—	$—	$(100,606)
Total Liabilities	$(100,606)	$—	$—	$(100,606)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

33

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At October 31, 2024, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	7,381,422	USD	48,453	State Street Bank and Trust Co.	11/05/24	$129
						$129

At October 31, 2024, the following futures contracts were outstanding for Voya Multi-Manager International Equity Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
MSCI EAFE Index	23	12/20/24	$2,702,730	$(100,606)
			$2,702,730	$(100,606)

Currency Abbreviations:

JPY     —    Japanese Yen

USD    —    United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$129
Total Asset Derivatives		$129

Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$100,606
Total Liability Derivatives		$100,606

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended October 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$45,007	$45,007
Foreign exchange contracts	50,660	—	50,660
Total	$50,660	$45,007	$95,667

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

34

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(100,606)	$(100,606)
Foreign exchange contracts	129	—	129
Total	$129	$(100,606)	$(100,477)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at October 31, 2024:

	State Street Bank and Trust Co.	Total
Assets:
Forward foreign currency contracts	$129	$129
Total Assets	$129	$129
Liabilities:
Total Liabilities	$—	$—
Net OTC derivative instruments by counterparty, at fair value	$129	$129
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—
Net Exposure(1)	$129	$129

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At October 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $467,906,461.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$44,237,577
Gross Unrealized Depreciation	(25,522,887)
Net Unrealized Appreciation	$18,714,690

See Accompanying Notes to Financial Statements

35

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended October 31, 2024 were as follows:

Fund Name	Type	Per Share Amount
Voya Multi-Manager Emerging Markets Equity Fund
Class A	NII	$0.1592
Class C	NII	$0.0718
Class I	NII	$0.1929
Class R	NII	$0.1400
Class W	NII	$0.1772
Voya Multi-Manager International Equity Fund
Class I	NII	$0.1776

NII - Net investment income

For the year ended October 31, 2024, the following are percentages of ordinary income dividends paid by the Funds (including creditable foreign taxes paid) that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Multi-Manager Emerging Markets Equity Fund	58.22%
Voya Multi-Manager International Equity Fund	100.00%

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended October 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Derived from Foreign Sourced Income*
Voya Multi-Manager Emerging Markets Equity Fund	$1,447,298	$0.0727	21.48%
Voya Multi-Manager International Equity Fund	$987,877	$0.0213	93.70%

*None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

36

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

166210 (1024)

Annual Financial Statements and Other Information

October 31, 2024

Classes A, C, I, R, R6 and W

Global and International Funds

■	Voya Global Bond Fund
■	Voya Global High Dividend Low Volatility Fund
■	Voya Multi-Manager International Small Cap Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Global Bond Fund, Voya Global High Dividend Low Volatility Fund and Voya Multi-Manager International Small Cap Fund and the Board of Trustees of Voya Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Global Bond Fund, Voya Global High Dividend Low Volatility Fund and Voya Multi-Manager International Small Cap Fund (collectively referred to as the “Funds”) (three of the funds constituting Voya Mutual Funds (the “Trust”)), including the portfolios of investments, as of October 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting Voya Mutual Funds) at October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

December 23, 2024

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2024

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Multi-Manager International Small Cap Fund
ASSETS:
Investments in securities at fair value+*	$174,590,605	$250,344,570	$280,668,863
Short-term investments at fair value†	16,590,400	916,894	1,883,656
Cash	208,445	24,415	—
Cash collateral for futures contracts	1,366,154	—	—
Cash pledged for centrally cleared swaps (Note 2)	2,886,000	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	60,000	—	—
Foreign currencies at value‡	592,478	2,427	354,811
Receivables:
Investment securities and currencies sold	903,758	37,865	1,335,849
Investment securities sold on a delayed-delivery or when-issued basis	5,559,404	—	—
Fund shares sold	33,001	2,710	113,021
Dividends	1,857	452,256	779,901
Interest	1,613,678	28	46
Foreign tax reclaims	14,507	619,999	393,079
Variation margin on centrally cleared swaps	961	—	—
Unrealized appreciation on forward foreign currency contracts	322,351	—	15
Unrealized appreciation on forward premium swaptions	232,958	—	—
Unrealized appreciation on OTC swap agreements	4,088	—	—
Prepaid expenses	32,008	19,018	31,723
Reimbursement due from Investment Adviser	29,975	31,792	143,658
Other assets	16,122	47,601	13,173
Total assets	205,058,750	252,499,575	285,717,795

LIABILITIES:
Income distribution payable	5,670	—	—
Payable for investment securities and currencies purchased	1,823,197	37,941	647,977
Payable for investment securities purchased on a delayed-delivery or when-issued basis	10,663,209	—	—
Payable for fund shares redeemed	94,262	263,630	265,002
Payable upon receipt of securities loaned	4,151,263	260,894	1,525,159
Unrealized depreciation on forward foreign currency contracts	302,797	—	—
Unrealized depreciation on forward premium swaptions	76,203	—	—
Unrealized depreciation on OTC swap agreements	93,727	—	—
Variation margin payable on futures contracts	52,170	—	—
Cash received as collateral for OTC derivatives (Note 2)	140,000	—	—
Payable for investment management fees	85,656	107,297	239,579
Payable for distribution and shareholder service fees	6,545	48,058	13,337
Payable to custodian due to bank overdraft	—	—	362,854
Payable to trustees under the deferred compensation plan (Note 6)	16,122	47,601	13,173
Payable for trustee fees	636	614	693
Other accrued expenses and liabilities	152,502	143,824	200,141
Written options, at fair value^	307	—	—
Total liabilities	17,664,266	909,859	3,267,915
NET ASSETS	$187,394,484	$251,589,716	$282,449,880

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2024 (continued)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Multi-Manager International Small Cap Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$228,224,962	$232,065,274	$255,061,050
Total distributable earnings (loss)	(40,830,478)	19,524,442	27,388,830
NET ASSETS	$187,394,484	$251,589,716	$282,449,880

+ Including securities loaned at value	$4,026,494	$246,990	$1,447,714
* Cost of investments in securities	$181,419,920	$215,362,131	$253,201,840
† Cost of short-term investments	$16,591,749	$916,894	$1,883,656
‡ Cost of foreign currencies	$595,702	$2,436	$360,710
^ Premiums received on written options	$43,958	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2024 (continued)

	Voya Global Bond Fund		Voya Global High Dividend Low Volatility Fund	Voya Multi-Manager International Small Cap Fund
Class A
Net assets	$19,297,580		$214,850,122	$53,340,757
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	2,656,983		4,686,650	872,455
Net asset value and redemption price per share†	$7.26		$45.84	$61.14
Maximum offering price per share (5.75%)(1)	$7.45	(2)	$48.64	$64.87

Class C
Net assets	$634,539		$2,158,131	$2,468,870
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	87,784		51,012	45,121
Net asset value and redemption price per share†	$7.23		$42.31	$54.72

Class I
Net assets	$113,000,811		$31,021,677	$200,776,159
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	15,632,322		669,788	3,287,768
Net asset value and redemption price per share	$7.23		$46.32	$61.07

Class R
Net assets	$4,684,993		n/a	n/a
Shares authorized	unlimited		n/a	n/a
Par value	—		n/a	n/a
Shares outstanding	643,190		n/a	n/a
Net asset value and redemption price per share	$7.28		n/a	n/a

Class R6
Net assets	$13,377,531		$142,616	$107,070
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	1,845,667		3,081	1,752
Net asset value and redemption price per share	$7.25		$46.29	$61.10

Class W
Net assets	$36,399,030		$3,417,170	$25,757,024
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	5,099,145		73,847	328,013
Net asset value and redemption price per share	$7.14		$46.27	$78.52

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)	Maximum offering price is 2.50% and is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended October 31, 2024

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Multi-Manager International Small Cap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$38,415	$7,924,280	$8,153,368
Interest, net of foreign taxes withheld*	12,423,771	2,320	155
Securities lending income, net	17,503	1,251	29,850
Other	1,410	1,323	1,475
Total investment income	12,481,099	7,929,174	8,184,848

EXPENSES:
Investment management fees	1,271,301	1,228,001	2,771,585
Distribution and shareholder service fees:
Class A	52,283	521,502	127,595
Class C	6,331	24,146	24,380
Class R	21,579	—	—
Transfer agent fees:
Class A	43,168	280,530	73,660
Class C	1,308	3,256	3,521
Class I	126,456	12,784	289,920
Class R	8,914	—	—
Class R6	662	47	223
Class W	88,084	4,450	37,843
Shareholder reporting expense	76,930	36,545	38,535
Registration fees	95,757	70,340	96,377
Professional fees	67,587	60,182	97,127
Custody and accounting expense	105,691	41,266	290,765
Trustee fees	6,357	6,142	6,932
Miscellaneous expense	35,561	35,134	39,063
Interest expense	—	6,723	7,415
Total expenses	2,007,969	2,331,048	3,904,941
Waived and reimbursed fees	(267,262)	(288,128)	(341,749)
Brokerage commission recapture	—	—	(2,173)
Net expenses	1,740,707	2,042,920	3,561,019
Net investment income	10,740,392	5,886,254	4,623,829
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld)	(2,682,371)	16,513,293	12,911,501
Forward foreign currency contracts	(871,509)	—	212
Foreign currency related transactions	(306,534)	45,809	(84,152)
Futures	2,265,991	—	—
Swaps	(26,243)	—	—
Written options	1,058,315	—	—
Net realized gain (loss)	(562,351)	16,559,102	12,827,561
Net change in unrealized appreciation (depreciation) on:
Investments	21,598,304	31,648,779	40,935,761
Forward foreign currency contracts	990,227	—	15
Foreign currency related transactions	(4,162)	12,015	(1,271)
Futures	(640,527)	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended October 31, 2024 (continued)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Multi-Manager International Small Cap Fund
Swaps	(897,239)	—	—
Written options	257,247	—	—
Net change in unrealized appreciation (depreciation)	21,303,850	31,660,794	40,934,505
Net realized and unrealized gain	20,741,499	48,219,896	53,762,066
Increase in net assets resulting from operations	$31,481,891	$54,106,150	$58,385,895
* Foreign taxes withheld	$10,004	$341,553	$1,065,767

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Fund		Voya Global High Dividend Low Volatility Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
FROM OPERATIONS:
Net investment income	$10,740,392	$10,458,794	$5,886,254	$7,232,073
Net realized gain (loss)	(562,351)	(14,962,631)	16,559,102	382,352
Net change in unrealized appreciation(depreciation)	21,303,850	8,952,175	31,660,794	(1,839,743)
Increase in net assets resulting from operations	31,481,891	4,448,338	54,106,150	5,774,682

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(881,311)	(671,197)	(5,244,643)	(6,856,674)
Class C	(22,179)	(14,462)	(44,294)	(117,309)
Class I	(5,366,365)	(3,605,829)	(821,039)	(1,648,074)
Class P3(1)	—	(32,016)	—	—
Class R	(172,783)	(120,330)	—	—
Class R6	(2,940,258)	(2,487,494)	(3,578)	(3,940)
Class W	(1,914,331)	(1,685,779)	(90,494)	(113,162)
Return of capital:
Class A	(28,576)	(241,604)	—	—
Class C	(879)	(6,997)	—	—
Class I	(164,200)	(1,271,722)	—	—
Class R	(5,954)	(49,521)	—	—
Class R6	(80,831)	(852,688)	—	—
Class W	(53,921)	(604,814)	—	—
Total distributions	(11,631,588)	(11,644,453)	(6,204,048)	(8,739,159)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,496,729	120,111,818	21,507,593	15,022,296
Reinvestment of distributions	11,362,300	11,581,035	5,325,349	7,600,904
	54,859,029	131,692,853	26,832,942	22,623,200
Cost of shares redeemed	(169,482,067)	(111,761,425)	(61,922,870)	(39,090,306)
Net increase (decrease) in net assets resulting from capital share transactions	(114,623,038)	19,931,428	(35,089,928)	(16,467,106)
Net increase (decrease) in net assets	(94,772,735)	12,735,313	12,812,174	(19,431,583)

NET ASSETS:
Beginning of year or period	282,167,219	269,431,906	238,777,542	258,209,125
End of year or period	$187,394,484	$282,167,219	$251,589,716	$238,777,542

(1)	Class P3 was fully redeemed on close of business January 10, 2023.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi-Manager International Small Cap Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
FROM OPERATIONS:
Net investment income	$4,623,829	$4,351,978
Net realized gain (loss)	12,827,561	(8,646,263)
Net change in unrealized appreciation (depreciation)	40,934,505	20,476,703
Increase in net assets resulting from operations	58,385,895	16,182,418

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(823,531)	(1,086,329)
Class C	(29,371)	(57,732)
Class I	(3,750,363)	(3,207,907)
Class R6(1)	(63)	—
Class W	(398,223)	(478,762)
Total distributions	(5,001,551)	(4,830,730)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	68,264,403	102,221,420
Reinvestment of distributions	4,792,898	4,563,321
	73,057,301	106,784,741
Cost of shares redeemed	(80,548,919)	(79,512,540)
Net increase (decrease) in net assets resulting from capital share transactions	(7,491,618)	27,272,201
Net increase in net assets	45,892,726	38,623,889

NET ASSETS:
Beginning of year or period	236,557,154	197,933,265
End of year or period	$282,449,880	$236,557,154

(1)	Commencement of operations was February 28, 2023.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Global Bond Fund
Class A
10-31-24	6.81	0.29	•	0.48	0.77	0.31		—	0.01	0.32	—	7.26	11.35	1.11	0.90	0.90	4.00	19,298	177
10-31-23	6.98	0.25	•	(0.13)	0.12	0.21		—	0.08	0.29	—	6.81	1.51	1.09	0.90	0.90	3.47	20,493	292
10-31-22	9.34	0.17	•	(2.21)	(2.04)	0.00	*	—	0.32	0.32	—	6.98	(22.22)	1.05	0.90	0.90	2.04	23,251	218
10-31-21	9.77	0.18	•	(0.19)	(0.01)	0.04		—	0.38	0.42	—	9.34	(0.18)	1.02	0.90	0.90	1.90	34,657	191
10-31-20	9.74	0.26		0.20	0.46	0.32		0.06	0.05	0.43	—	9.77	4.88	1.02	0.90	0.90	2.67	34,928	208
Class C
10-31-24	6.78	0.24	•	0.47	0.71	0.25		—	0.01	0.26	—	7.23	10.58	1.86	1.65	1.65	3.25	635	177
10-31-23	6.95	0.19	•	(0.13)	0.06	0.15		—	0.08	0.23	—	6.78	0.68	1.84	1.65	1.65	2.69	615	292
10-31-22	9.29	0.10	•	(2.18)	(2.08)	0.00	*	—	0.26	0.26	—	6.95	(22.73)	1.80	1.65	1.65	1.27	1,139	218
10-31-21	9.71	0.11	•	(0.18)	(0.07)	0.03		—	0.32	0.35	—	9.29	(0.85)	1.77	1.65	1.65	1.18	3,262	191
10-31-20	9.69	0.19	•	0.18	0.37	0.24		0.06	0.05	0.35	—	9.71	4.00	1.77	1.65	1.65	1.94	4,709	208
Class I
10-31-24	6.78	0.31	•	0.48	0.79	0.33		—	0.01	0.34	—	7.23	11.69	0.76	0.65	0.65	4.25	113,001	177
10-31-23	6.95	0.27	•	(0.14)	0.13	0.22		—	0.08	0.30	—	6.78	1.68	0.73	0.65	0.65	3.75	117,805	292
10-31-22	9.29	0.19	•	(2.19)	(2.00)	0.00	*	—	0.34	0.34	—	6.95	(21.94)	0.71	0.65	0.65	2.29	107,231	218
10-31-21	9.72	0.20	•	(0.19)	0.01	0.04		—	0.40	0.44	—	9.29	0.05	0.67	0.65	0.65	2.05	160,932	191
10-31-20	9.69	0.28	•	0.20	0.48	0.34		0.06	0.05	0.45	—	9.72	5.15	0.67	0.65	0.65	2.90	36,988	208
Class R
10-31-24	6.83	0.27	•	0.48	0.75	0.29		—	0.01	0.30	—	7.28	11.08	1.36	1.15	1.15	3.75	4,685	177
10-31-23	7.00	0.24	•	(0.15)	0.09	0.19		—	0.08	0.27	—	6.83	1.18	1.34	1.15	1.15	3.23	4,303	292
10-31-22	9.35	0.15	•	(2.21)	(2.06)	0.00	*	—	0.29	0.29	—	7.00	(22.39)	1.30	1.15	1.15	1.79	4,449	218
10-31-21	9.77	0.16	•	(0.20)	(0.04)	0.03		—	0.35	0.38	—	9.35	(0.44)	1.27	1.15	1.15	1.65	6,170	191
10-31-20	9.73	0.23		0.20	0.43	0.28		0.06	0.05	0.39	—	9.77	4.60	1.27	1.15	1.15	2.43	6,249	208
Class R6
10-31-24	6.80	0.31	•	0.48	0.79	0.33		—	0.01	0.34	—	7.25	11.70	0.65	0.65	0.65	4.26	13,378	177
10-31-23	6.97	0.27	•	(0.14)	0.13	0.23		—	0.08	0.31	—	6.80	1.72	0.65	0.65	0.65	3.73	80,638	292
10-31-22	9.32	0.19	•	(2.19)	(2.00)	0.00	*	—	0.35	0.35	—	6.97	(21.94)	0.62	0.62	0.62	2.32	76,691	218
10-31-21	9.75	0.21	•	(0.20)	0.01	0.04		—	0.40	0.44	—	9.32	0.08	0.61	0.61	0.61	2.19	103,575	191
10-31-20	9.72	0.28		0.20	0.48	0.34		0.06	0.05	0.45	—	9.75	5.17	0.62	0.62	0.62	2.93	116,095	208
Class W
10-31-24	6.70	0.30	•	0.47	0.77	0.32		—	0.01	0.33	—	7.14	11.62	0.86	0.65	0.65	4.25	36,399	177
10-31-23	6.86	0.27	•	(0.14)	0.13	0.22		—	0.08	0.30	—	6.70	1.78	0.84	0.65	0.65	3.73	58,313	292
10-31-22	9.17	0.19	•	(2.17)	(1.98)	0.00	*	—	0.33	0.33	—	6.86	(22.04)	0.80	0.65	0.65	2.30	53,389	218
10-31-21	9.57	0.21	•	(0.18)	0.03	0.04		—	0.39	0.43	—	9.17	0.18	0.77	0.65	0.65	2.19	90,343	191
10-31-20	9.53	0.27	•	0.20	0.47	0.32		0.06	0.05	0.43	—	9.57	5.14	0.77	0.65	0.65	2.85	133,137	208
Voya Global High Dividend Low Volatility Fund
Class A
10-31-24	37.74	1.02	•	8.17	9.19	1.09		—	—	1.09	—	45.84	24.55	0.99	0.86	0.86	2.37	214,850	70
10-31-23	38.32	1.08	•	(0.34)	0.74	1.32		—	—	1.32	—	37.74	1.84	0.97	0.85	0.85	2.74	190,280	69
10-31-22	41.58	1.23	•	(3.53)	(2.30)	0.96		—	—	0.96	—	38.32	(5.56)	1.00	0.85	0.85	3.06	205,989	67
10-31-21	32.14	0.82	•	9.46	10.28	0.84		—	—	0.84	—	41.58	32.16	1.01	0.85	0.85	2.10	230,663	75
10-31-20	36.30	0.75	•	(4.16)	(3.41)	0.73		—	0.02	0.75	—	32.14	(9.35)	1.03	0.85	0.85	2.20	191,019	61
Class C
10-31-24	34.87	0.65	•	7.55	8.20	0.76		—	—	0.76	—	42.31	23.67	1.74	1.61	1.61	1.64	2,158	70
10-31-23	35.51	0.73	•	(0.32)	0.41	1.05		—	—	1.05	—	34.87	1.06	1.72	1.60	1.60	1.99	3,099	69
10-31-22	38.61	0.84	•	(3.25)	(2.41)	0.69		—	—	0.69	—	35.51	(6.28)	1.75	1.60	1.60	2.25	4,208	67
10-31-21	29.90	0.48	•	8.81	9.29	0.58		—	—	0.58	—	38.61	31.17	1.76	1.60	1.60	1.33	6,174	75

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Global High Dividend Low Volatility Fund (continued)
Class C (continued)
10-31-20	33.77	0.46	•	(3.84)	(3.38)	0.47	—	0.02	0.49	—	29.90	(9.99)	1.78	1.60	1.60	1.41	5,795	61
Class I
10-31-24	38.11	1.12	•	8.28	9.40	1.19	—	—	1.19	—	46.32	24.90	0.64	0.61	0.61	2.59	31,022	70
10-31-23	38.68	1.20	•	(0.35)	0.85	1.42	—	—	1.42	—	38.11	2.10	0.62	0.60	0.60	2.99	42,281	69
10-31-22	41.96	1.37	•	(3.59)	(2.22)	1.06	—	—	1.06	—	38.68	(5.33)	0.65	0.60	0.60	3.36	44,628	67
10-31-21	32.43	0.93	•	9.54	10.47	0.94	—	—	0.94	—	41.96	32.47	0.67	0.60	0.60	2.36	58,145	75
10-31-20	36.63	0.85		(4.21)	(3.36)	0.82	—	0.02	0.84	—	32.43	(9.13)	0.69	0.60	0.60	2.45	45,136	61
Class R6
10-31-24	38.09	1.15	•	8.26	9.41	1.21	—	—	1.21	—	46.29	24.94	0.64	0.58	0.58	2.64	143	70
10-31-23	38.66	1.20	•	(0.34)	0.86	1.43	—	—	1.43	—	38.09	2.12	0.68	0.57	0.57	3.00	102	69
10-31-22	41.94	1.35	•	(3.56)	(2.21)	1.07	—	—	1.07	—	38.66	(5.30)	0.63	0.57	0.57	3.33	118	67
10-31-21	32.41	1.01	•	9.48	10.49	0.96	—	—	0.96	—	41.94	32.57	1.27	0.57	0.57	2.49	126	75
02-28-20(4) - 10-31-20	34.25	0.59	•	(1.75)	(1.16)	0.67	—	0.01	0.68	—	32.41	(3.26)	2.03	0.57	0.57	2.68	3	61
Class W
10-31-24	38.08	1.14	•	8.25	9.39	1.20	—	—	1.20	—	46.27	24.87	0.74	0.61	0.61	2.62	3,417	70
10-31-23	38.65	1.19	•	(0.34)	0.85	1.42	—	—	1.42	—	38.08	2.10	0.72	0.60	0.60	2.99	3,017	69
10-31-22	41.93	1.35	•	(3.57)	(2.22)	1.06	—	—	1.06	—	38.65	(5.33)	0.75	0.60	0.60	3.33	3,266	67
10-31-21	32.40	0.92	•	9.55	10.47	0.94	—	—	0.94	—	41.93	32.51	0.76	0.60	0.60	2.35	3,745	75
10-31-20	36.60	0.83	•	(4.19)	(3.36)	0.82	—	0.02	0.84	—	32.40	(9.14)	0.78	0.60	0.60	2.42	3,117	61
Voya Multi-Manager International Small Cap Fund
Class A
10-31-24	49.96	0.82	•	11.30	12.12	0.94	—	—	0.94	—	61.14	24.53	1.60	1.54	1.54	1.40	53,341	85
10-31-23	46.91	0.80	•	3.40	4.20	1.15	—	—	1.15	—	49.96	8.93	1.57	1.53	1.53	1.51	44,397	90
10-31-22	72.04	1.02	•	(18.33)	(17.31)	0.97	6.85	—	7.82	—	46.91	(26.58)	1.57	1.53	1.53	1.82	44,707	72
10-31-21	52.86	0.55	•	19.43	19.98	0.80	—	—	0.80	—	72.04	38.09	1.60	1.53	1.53	0.81	65,656	79
10-31-20	51.61	0.31	•	2.06	2.37	1.12	—	—	1.12	—	52.86	4.56	1.67	1.53	1.53	0.62	46,220	91
Class C
10-31-24	44.84	0.34	•	10.16	10.50	0.62	—	—	0.62	—	54.72	23.60	2.35	2.29	2.29	0.65	2,469	85
10-31-23	42.49	0.36	•	3.12	3.48	1.13	—	—	1.13	—	44.84	8.15	2.32	2.28	2.28	0.74	2,139	90
10-31-22	66.20	0.57	•	(16.72)	(16.15)	0.71	6.85	—	7.56	—	42.49	(27.12)	2.32	2.28	2.28	1.13	2,217	72
10-31-21	48.57	0.02	•	17.93	17.95	0.32	—	—	0.32	—	66.20	37.07	2.35	2.28	2.28	0.03	2,864	79
10-31-20	47.47	(0.35	)•	2.20	1.85	0.75	—	—	0.75	—	48.57	3.86	2.42	2.28	2.28	(0.73)	978	91
Class I
10-31-24	49.92	1.02	•	11.26	12.28	1.13	—	—	1.13	—	61.07	24.93	1.35	1.21	1.21	1.75	200,776	85
10-31-23	46.73	1.00	•	3.35	4.35	1.16	—	—	1.16	—	49.92	9.30	1.33	1.20	1.20	1.89	165,079	90
10-31-22	71.82	1.23	•	(18.27)	(17.04)	1.20	6.85	—	8.05	—	46.73	(26.33)	1.29	1.20	1.20	2.25	126,178	72
10-31-21	52.68	0.78	•	19.34	20.12	0.98	—	—	0.98	—	71.82	38.54	1.30	1.20	1.20	1.14	121,433	79
10-31-20	51.44	0.44	•	2.10	2.54	1.30	—	—	1.30	—	52.68	4.91	1.35	1.20	1.20	0.88	54,488	91
Class R6
10-31-24	49.94	1.03	•	11.27	12.30	1.14	—	—	1.14	—	61.10	24.96	2.06	1.21	1.21	1.67	107	85
02-28-23(4) - 10-31-23	53.20	0.70	•	(3.96)	(3.26)	—	—	—	—	—	49.94	(6.13)	2.41	1.20	1.20	1.93	3	90
Class W
10-31-24	63.88	1.22	•	14.49	15.71	1.07	—	—	1.07	—	78.52	24.82	1.35	1.29	1.29	1.63	25,757	85
10-31-23	59.54	1.19	•	4.30	5.49	1.15	—	—	1.15	—	63.88	9.22	1.32	1.28	1.28	1.75	24,940	90
10-31-22	89.20	1.47	•	(23.16)	(21.69)	1.12	6.85	—	7.97	—	59.54	(26.40)	1.32	1.28	1.28	2.07	24,831	72
10-31-21	65.22	0.89	•	24.00	24.89	0.91	—	—	0.91	—	89.20	38.44	1.35	1.28	1.28	1.06	34,019	79
10-31-20	63.40	0.50	•	2.57	3.07	1.25	—	—	1.25	—	65.22	4.82	1.42	1.28	1.28	0.80	25,810	91

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series, three of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Global Bond Fund (“Global Bond”), Voya Global High Dividend Low Volatility Fund (“Global High Dividend Low Volatility”), and Voya Multi-Manager International Small Cap Fund (“Multi-Manager International Small Cap”). Each Fund is a diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to all Funds except Multi-Manager International Small Cap. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which certain Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds and Underlying Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has experienced a rising market interest rate environment, which may increase the Funds’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part,

from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At October 31, 2024, the maximum amount of loss that Global Bond and Multi-Manager International Small Cap

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

would incur if its counterparties failed to perform would be $577,018 and $15, respectively, which represents the gross payments to be received on open OTC purchased options, forward premium swaptions, cross-currency swaps, and forward foreign currency contracts were they to be unwound as of October 31, 2024. To reduce the amount of potential loss, Global Bond received $140,000 in cash collateral from certain counterparties at October 31, 2024. There was no cash collateral received for Multi-Manager International Small Cap as of October 31, 2024.

The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

Global Bond had a liability position of $473,034 on forward foreign currency contracts, forward premium swaptions, OTC total return swaps, volatility swaps and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of October 31, 2024, Global Bond could have been required to pay this amount in cash to its counterparties. At October 31, 2024, Global Bond pledged $60,000 in cash collateral to certain counterparties for its open OTC derivative transactions.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund and Underlying Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds and Underlying Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Multi-Manager International Small Cap used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. Global Bond used forward foreign currency contracts primarily to gain currency exposure and to protect its non-U.S. dollar denominated holdings from adverse currency movements. The Funds had an average contract amount on forward foreign currency contracts to buy and sell as follows:

	Buy	Sell
Global Bond	$233,379,316	$121,909,576
Multi-Manager International Small Cap	76,517	10,559

Please refer to the tables within the Portfolio of Investments for Global Bond and Multi-Manager International Small Cap for open forward foreign currency contracts at October 31, 2024.

Each Fund and Underlying Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund and Underlying Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into such a contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

October 31, 2024, Global Bond had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended October 31, 2024, Global Bond had an average notional value of $107,740,374 and $22,337,029 on futures contracts purchased and sold, respectively. Please refer to the table for Global Bond within the Portfolio of Investments for open futures contracts at October 31, 2024.

F. Options Contracts. The Funds may write call and put options on futures, interest rate caps and floors, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss

During the year ended October 31, 2024, Global Bond had purchased and written exchange-traded options to gain additional exposure to interest rates and to generate income. Global Bond had an average notional amount of $49,006,772 and $48,888,241 on purchased and written exchange-traded options, respectively. There were no open purchased or written exchange-traded options at October 31, 2024.

During the year ended October 31, 2024, Global Bond had purchased and written interest rate swaptions to gain additional exposure to interest rates and to generate income. Global Bond had an average notional amount of $11,429,412 and $39,516,158 on purchased and written interest rate swaptions, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at October 31, 2024.

During the year ended October 31, 2024, Global Bond had purchased and written foreign currency options to gain additional exposure to foreign currencies and to generate income. Global Bond had an average notional amount of $8,804,008 and $10,358,830 on purchased and written foreign currency options, respectively. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at October 31, 2024. There were no open written foreign currency options at October 31, 2024.

During the year ended October 31, 2024, Global Bond had purchased and written forward premium swaptions to manage duration and yield curve exposures. Global Bond had and average notional amount of $12,576,132 and $64,959,797 on purchased and written forward premium swaptions, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at October 31, 2024.

G. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate,

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statements of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the year ended October 31, 2024, Global Bond had sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $7,269,500 to gain additional exposure with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to sell protections at October 31, 2024.

Interest Rate Swap Agreements. Certain Funds may enter into interest rate swaps. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

For the year ended October 31, 2024, Global Bond has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $55,269,522.

For the year ended October 31, 2024, Global Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $132,766,952.

Global Bond entered into interest rate swaps to manage its duration. Please refer to the table within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at October 31, 2024.

At October 31, 2024, Global Bond had pledged $2,886,000 for open centrally cleared swaps.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended October 31, 2024, Global Bond had an average notional amount of $21,060,944 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total returns swaps at October 31, 2024.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

For the year ended October 31, 2024, Global Bond had an average notional amount of $2,313,827 on cross-currency swaps in which the Fund receives the floating rate. Please refer to the table within the Portfolio of Investments for Global Bond for open cross-currency swaps at October 31, 2024.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

For the year ended October 31, 2024, Global Bond entered into receiver volatility swaps on foreign currencies with an average notional amount of $73,860. Please refer to the tables within the Portfolio of Investments for open volatility swaps at October 31, 2024.

H. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund, except for Global Bond and Global High Dividend Low Volatility, declares and pays dividends, if any, annually. Global Bond declares dividends daily and pays dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

I. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

As a result of several court cases, in certain countries across the European Union, Global High Dividend Low Volatility filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by Global High Dividend Low Volatility, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by Global High Dividend Low Volatility during the fiscal year exceed foreign withholding taxes paid, and Global High Dividend Low Volatility previously passed foreign tax credit on to its shareholders, Global High Dividend Low Volatility will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the Fund’s shareholders.

J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 ⅓% of its total assets (except Multi-Manager International Small Cap and Global High Dividend Low Volatility, which can each lend up to 30% of its total assets) to brokers, dealers or

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

L. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery or When-Issued Transactions. Each Fund may purchase or sell securities on a when issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statements of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

There was no cash collateral received or pledged for delayed-delivery or when-issued transactions as of October 31, 2024.

N. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended October 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global Bond	$113,140,491	$171,632,391
Global High Dividend Low Volatility	171,409,011	206,569,034
Multi-Manager International Small Cap	232,673,527	240,010,276

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$320,935,042	$382,895,283

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi- Manager International Small Cap, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets
Global Bond	0.50%
Global High Dividend Low Volatility	0.50%
Multi-Manager International	1.00% on first $500 million;
Small Cap	0.95% on next $500 million; and
0.90% in excess of $1 billion

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Global Bond	Voya IM*
Global High Dividend Low Volatility	Voya IM*
Multi-Manager International Small Cap	Acadian Asset Management LLC and Victory Capital Management Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
Global Bond	0.25%	1.00%	0.50%
Global High Dividend Low Volatility	0.25%	1.00%	N/A
Multi-Manager International Small Cap	0.25%	1.00%	N/A

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended October 31, 2024, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Global Bond	$234	$—
Global High Dividend Low Volatility	3,630	—
Multi-Manager International Small Cap	1,134	—

Contingent Deferred Sales Charges:
Global Bond	$—	$3
Global High Dividend Low Volatility	—	37
Multi-Manager International Small Cap	—	39

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At October 31, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Fund:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	Global Bond	8.82%

The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended October 31, 2024, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Global Bond	$21,640
Global High Dividend Low Volatility	5,929
Multi-Manager International Small Cap	45,913

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
Global Bond	0.90%	1.65%	0.65%	1.15%	0.65%	0.65%
Global High Dividend Low Volatility	0.85%	1.60%	0.60%	N/A	0.57%	0.60%
Multi-Manager International Small Cap	1.95%	2.60%	1.40%	N/A	1.40%	1.60%

Pursuant to a side letter agreement, through March 1, 2025, the Investment Adviser has further lowered the expense limits Multi-Manager International Small Cap to the levels listed below. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class	Class
Fund	A	C	I	R6	W
Multi-Manager International Small Cap(1)	1.53%	2.28%	1.20%	1.20%	1.28%

(1)	Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of October 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	October 31,
	2025	2026	2027	Total
Global High Dividend Low Volatility	$148,254	$57,160	$61,247	$266,661

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of October 31, 2024, are as follows:

	October 31,
	2025	2026	2027	Total
Global Bond
Class A	$42,810	$42,134	$43,168	$128,112
Class C	1,584	1,250	1,313	4,147
Class I	70,042	90,073	126,449	286,564
Class R	7,811	8,564	8,914	25,289
Class W	106,241	100,617	87,418	294,276
Global High Dividend Low Volatility
Class A	$196,196	$191,837	$217,971	$606,004
Class C	4,018	3,640	2,515	10,173
Class I	—	—	2,888	2,888
Class R6	13	95	45	153
Class W	3,164	2,904	3,462	9,530

The Expense Limitation Agreement is contractual through March 1, 2025, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, entered agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 8 — LINE OF CREDIT (continued)

available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the year ended October 31, 2024:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global High Dividend Low Volatility	12	$3,186,083	6.33%
Multi-Manager International Small Cap	24	1,768,167	6.29

NOTE 9 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Global Bond
Class A
10/31/2024	276,999	—	117,851	(746,630)	—	(351,780)	2,031,079	—	858,860	(5,432,319)	—	(2,542,380)
10/31/2023	169,418	—	118,802	(609,483)	—	(321,263)	1,235,522	—	862,030	(4,400,787)	—	(2,303,235)
Class C
10/31/2024	2,460	—	3,168	(8,538)	—	(2,910)	18,049	—	23,008	(62,481)	—	(21,424)
10/31/2023	2,837	—	2,889	(79,046)	—	(73,320)	20,628	—	20,846	(568,913)	—	(527,439)
Class I
10/31/2024	2,886,901	—	757,836	(5,387,427)	—	(1,742,690)	20,850,247	—	5,500,784	(38,993,677)	—	(12,642,646)
10/31/2023	5,049,791	—	675,250	(3,788,169)	—	1,936,872	36,582,615	—	4,870,173	(27,441,664)	—	14,011,124
Class R
10/31/2024	114,014	—	24,418	(125,031)	—	13,401	836,565	—	178,661	(921,834)	—	93,392
10/31/2023	73,790	—	23,354	(102,972)	—	(5,828)	550,339	—	169,851	(754,130)	—	(33,940)
Class R6
10/31/2024	2,252,953	—	390,204	(12,659,106)	—	(10,015,949)	16,279,222	—	2,833,271	(92,555,878)	—	(73,443,385)
10/31/2023	5,313,067	—	461,331	(4,922,100)	—	852,298	38,458,576	—	3,340,134	(35,923,522)	—	5,875,188
Class W
10/31/2024	487,500	—	274,432	(4,371,343)	—	(3,609,411)	3,481,567	—	1,967,716	(31,515,878)	—	(26,066,595)
10/31/2023	6,041,781	—	320,929	(5,438,412)	—	924,298	42,910,221	—	2,290,190	(38,796,941)	—	6,403,470
Global High Dividend Low Volatility
Class A
10/31/2024	119,433	—	102,775	(578,082)	—	(355,874)	5,132,513	—	4,443,381	(24,822,677)	—	(15,246,783)
10/31/2023	93,360	—	146,741	(573,578)	—	(333,477)	3,682,609	—	5,771,822	(22,677,182)	—	(13,222,751)
Class C
10/31/2024	2,212	—	1,110	(41,178)	—	(37,856)	89,133	—	44,294	(1,581,122)	—	(1,447,695)
10/31/2023	12,108	—	3,193	(44,920)	—	(29,619)	445,171	—	116,488	(1,644,293)	—	(1,082,634)
Class I
10/31/2024	378,559	—	17,302	(835,585)	—	(439,724)	16,211,975	—	754,874	(35,147,604)	—	(18,180,755)
10/31/2023	273,432	—	40,509	(358,142)	—	(44,201)	10,782,445	—	1,608,592	(14,322,236)	—	(1,931,199)
Class R6
10/31/2024	429	—	82	(97)	—	414	17,735	—	3,578	(4,208)	—	17,105
10/31/2023	537	—	99	(1,009)	—	(373)	21,561	—	3,940	(41,025)	—	(15,524)
Class W
10/31/2024	1,272	—	1,815	(8,463)	—	(5,376)	56,237	—	79,222	(367,259)	—	(231,800)
10/31/2023	2,303	—	2,523	(10,098)	—	(5,272)	90,510	—	100,062	(405,570)	—	(214,998)
Multi-Manager International Small Cap
Class A
10/31/2024	100,049	—	14,398	(130,575)	—	(16,128)	5,820,648	—	772,576	(7,598,198)	—	(1,004,974)
10/31/2023	66,291	—	20,279	(151,005)	—	(64,435)	3,536,800	—	1,019,127	(8,015,308)	—	(3,459,381)
Class C
10/31/2024	3,836	—	559	(6,975)	—	(2,580)	201,619	—	27,008	(367,956)	—	(139,329)
10/31/2023	4,474	—	1,175	(10,131)	—	(4,482)	208,984	—	53,352	(477,694)	—	(215,358)

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Multi-Manager International Small Cap (continued)
Class I
10/31/2024	1,065,200	—	67,287	(1,151,353)	—	(18,866)	61,019,877	—	3,595,827	(66,512,147)	—	(1,896,443)
10/31/2023	1,805,580	—	60,177	(1,259,237)	—	606,520	96,059,785	—	3,012,782	(66,350,416)	—	32,722,151
Class R6
10/31/2024	2,146	—	1	(450)	—	1,697	133,599	—	63	(28,409)	—	105,253
2/28/2023(1)-
10/31/2023	55	—	—	—	—	55	3,000	—	—	—	—	3,000
Class W
10/31/2024	14,484	—	5,780	(82,653)	—	(62,389)	1,088,660	—	397,424	(6,042,209)	—	(4,556,125)
10/31/2023	35,530	—	7,457	(69,622)	—	(26,635)	2,412,851	—	478,060	(4,669,122)	—	(1,778,211)

(1)	Commencement of operations.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of October 31, 2024:

Global Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$30,939	$(30,939)	$—
BNP Paribas	298,634	(298,634)	—
Citadel Clearing LLC	32,438	(32,438)	—
Citigroup Global Markets Inc.	419,904	(419,904)	—
Deutsche Bank Securities Inc.	111,881	(111,881)	—
Goldman, Sachs & Co. LLC	1,163,964	(1,163,964)	—
HSBC Securities (USA) Inc.	65,900	(65,900)	—
J.P. Morgan Securities LLC	29,908	(29,908)	—
Mizuho Securities USA LLC.	230,510	(230,510)	—
Morgan Stanley & Co. LLC	342,745	(342,745)	—

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank Financial Inc	$461,769	$(461,769)	$—
National Financial Services LLC	128,232	(128,232)	—
State Street Bank and Trust Company	18,310	(18,310)	—
TD Securities (USA) Inc.	297,552	(297,552)	—
TD Securities Inc	209,704	(209,704)	—
Truist Securities INC	101,894	(101,894)	—
US Bancorp Investments	82,210	(82,210)	—
Total	$4,026,494	$(4,026,494)	$—

(1)	Cash collateral with a fair value of $4,151,263 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Securities Plc.	$246,990	$(246,990)	$—
Total	$246,990	$(246,990)	$—

(1)	Cash collateral with a fair value of $260,894 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Small Cap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$130,969	$(130,969)	$—
Citigroup Global Markets Limited	14,513	(14,513)	—
Goldman Sachs International	64,167	(64,167)	—
Goldman, Sachs & Co. LLC	114,541	(114,541)	—
JP Morgan Securities Plc.	73,810	(73,810)	—
Merrill Lynch International	148,525	(148,525)	—
Morgan Stanley & Co. LLC	717,857	(717,857)	—
Nomura International PLC	95,074	(95,074)	—
Nomura Securities International, Inc.	46,980	(46,980)	—
Societe Generale	28,181	(28,181)	—
UBS AG	13,097	(13,097)	—
Total	$1,447,714	$(1,447,714)	$—

(1)	Cash collateral with a fair value of $1,525,159 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, swaps, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	October 31, 2024		October 31, 2023
	Ordinary	Return of	Ordinary	Return of
	Income	Capital	Income	Capital
Global Bond	$11,297,227	$334,361	$8,617,108	$3,027,346
Global High Dividend Low Volatility	6,204,048	—	8,739,159	—
Multi-Manager International Small Cap	5,001,551	—	4,830,730	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2024 were:

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed	Unrealized				Total
	Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Global Bond	$—	$(8,445,390)	$(6,633,461)	Short-term	$(5,669)	$(40,830,478)
			(25,745,958)	Long-term
$(32,379,419)
Global High Dividend Low Volatility	220,499	34,287,987	(13,343,627)	Short-term	(142,056)	19,524,442
			(1,498,361)	Long-term
$(14,841,988)*
Multi-Manager International Small Cap	6,026,547	24,806,574	(3,244,850)	Short-term	(199,441)	27,388,830
			—	Long-term
$(3,244,850)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of October 31, 2024, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers.

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to October 31, 2024, the following Funds paid dividends and distributions per share of:

	Net
	Investment	Payable	Record
	Income	Date	Date
Global Bond
Class A	$0.0316	December 2, 2024	Daily
Class C	$0.0271	December 2, 2024	Daily
Class I	$0.0330	December 2, 2024	Daily
Class R	$0.0302	December 2, 2024	Daily
Class R6	$0.0332	December 2, 2024	Daily
Class W	$0.0326	December 2, 2024	Daily

Multi-Manager International

Small Cap

Class A	$1.3580	December 13, 2024	December 11, 2024
Class C	$0.9711	December 13, 2024	December 11, 2024
Class I	$1.5540	December 13, 2024	December 11, 2024
Class R6	$1.5573	December 13, 2024	December 11, 2024
Class W	$1.4926	December 13, 2024	December 11, 2024

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.2%
	Australia: 0.2%
39,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	$40,012	0.0
18,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	18,310	0.0
10,000 (1)	CIMIC Finance USA Pty Ltd., 7.000%, 03/25/2034	10,505	0.0
271,000 (1)(2)	NBN Co. Ltd., 2.500%, 01/08/2032	230,838	0.2
		299,665	0.2

	Brazil: 0.1%
200,000 (1)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	191,860	0.1

	Canada: 0.8%
32,000 (3)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	32,194	0.0
124,000 (2)(3)	Bank of Montreal, 4.640%, 09/10/2030	122,547	0.1
58,000	Bank of Montreal, 5.511%, 06/04/2031	59,415	0.0
75,000 (2)(3)	Bank of Nova Scotia, 4.740%, 11/10/2032	73,185	0.1
29,000	Bank of Nova Scotia, 4.850%, 02/01/2030	28,959	0.0
32,000	Brookfield Finance, Inc., 5.675%, 01/15/2035	32,648	0.0
26,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	23,779	0.0
120,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	118,164	0.1
40,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	40,497	0.0
75,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	76,054	0.1
238,000 (1)(2)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	240,350	0.1
115,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	111,456	0.1
253,000 (2)	National Bank of Canada, 5.600%, 12/18/2028	259,953	0.1
25,000	Nutrien Ltd., 5.400%, 06/21/2034	25,172	0.0
4,000	Nutrien Ltd., 5.875%, 12/01/2036	4,164	0.0
18,000	Nutrien Ltd., 5.950%, 11/07/2025	18,237	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
120,000 (1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	$107,879	0.1
62,000 (3)	Royal Bank of Canada, 4.650%, 10/18/2030	61,360	0.0
28,000 (3)	Royal Bank of Canada, 4.969%, 08/02/2030	28,071	0.0
35,000	Royal Bank of Canada, 5.200%, 08/01/2028	35,575	0.0
39,000	Toronto-Dominion Bank, 5.523%, 07/17/2028	39,908	0.0
		1,539,567	0.8

	Cayman Islands: 0.1%
89,750	Seagate HDD Cayman, 9.625%, 12/01/2032	102,367	0.1

	Chile: 0.3%
200,000 (1)(3)	Banco del Estado de Chile, 7.950%, 12/31/2199	211,500	0.1
200,000 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	199,190	0.1
200,000 (1)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	193,100	0.1
		603,790	0.3

	Colombia: 0.2%
135,000	Ecopetrol SA, 7.750%, 02/01/2032	132,101	0.1
180,000	Ecopetrol SA, 8.375%, 01/19/2036	176,040	0.1
		308,141	0.2

	Denmark: 0.1%
215,000 (1)(3)	Danske Bank A/S, 3.244%, 12/20/2025	214,301	0.1

	Dominican Republic: 0.1%
225,000 (1)	Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/2034	230,625	0.1

	France: 0.0%
10,000	TotalEnergies Capital SA, 5.150%, 04/05/2034	10,098	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Germany: 0.7%
175,000	Deutsche Bank AG/New York NY, 5.414%, 05/10/2029	$177,701	0.1
150,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	149,297	0.1
290,000 (1)	Siemens Financiering Smaatschappij NV, 2.350%, 10/15/2026	278,860	0.2
215,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	213,960	0.1
205,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	206,147	0.1
200,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	209,305	0.1
		1,235,270	0.7

	Guatemala: 0.2%
325,000	CT Trust, 5.125%, 02/03/2032	295,750	0.2

	India: 0.1%
200,000 (2)	JSW Steel Ltd., 5.050%, 04/05/2032	181,680	0.1

	Indonesia: 0.1%
250,000	Medco Maple Tree Pte Ltd., 8.960%, 04/27/2029	263,281	0.1

	Ireland: 0.3%
220,000	Icon Investments Six DAC, 5.849%, 05/08/2029	226,210	0.1
202,000 (1)	SMBC Aviation Capital Finance DAC, 5.700%, 07/25/2033	206,822	0.1
99,000 (1)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	100,023	0.1
		533,055	0.3

	Jamaica: 0.1%
225,000 (1)	Kingston Airport Revenue Finance Ltd., 6.750%, 12/15/2036	228,627	0.1

	Japan: 0.2%
215,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	219,792	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Japan: (continued)
215,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 4.850%, 09/10/2034	$210,659	0.1
		430,451	0.2

	Luxembourg: 0.2%
13,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	12,697	0.0
275,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	288,406	0.2
30,000	Schlumberger Investment SA, 2.650%, 06/26/2030	26,954	0.0
8,000	Schlumberger Investment SA, 4.850%, 05/15/2033	7,911	0.0
		335,968	0.2

	Mexico: 0.4%
300,000 (3)	Cemex SAB de CV, 5.125%, 12/31/2199	292,308	0.2
425,000	Petroleos Mexicanos, 6.500%, 03/13/2027	417,091	0.2
		709,399	0.4

	Morocco: 0.1%
250,000 (1)	OCP SA, 6.750%, 05/02/2034	261,563	0.1

	Netherlands: 0.3%
260,000 (1)(2)(3)	Cooperatieve Rabobank UA, 5.447%, 03/05/2030	264,711	0.1
355,000	ING Groep NV, 4.050%, 04/09/2029	343,726	0.2
		608,437	0.3

	Norway: 0.0%
56,000	Equinor ASA, 3.125%, 04/06/2030	51,932	0.0

	Panama: 0.1%
241,283 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	214,111	0.1

	Peru: 0.3%
250,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	274,375	0.2
225,000 (1)	Niagara Energy SAC, 5.746%, 10/03/2034	221,625	0.1
		496,000	0.3

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Singapore: 0.0%
33,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	$32,954	0.0
47,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	46,321	0.0
		79,275	0.0

	Switzerland: 0.3%
250,000	Credit Suisse AG/New York NY, 1.250%, 08/07/2026	236,039	0.1
200,000	UBS AG/London, 5.650%, 09/11/2028	206,250	0.1
200,000 (1)(3)	UBS Group AG, 4.751%, 05/12/2028	199,015	0.1
		641,304	0.3

	United Kingdom: 1.5%
200,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	182,820	0.1
69,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	69,733	0.1
205,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	207,014	0.1
16,000	BAT Capital Corp., 5.834%, 02/20/2031	16,513	0.0
46,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	44,748	0.1
217,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	215,268	0.1
220,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	222,540	0.1
200,000 (3)	Lloyds Banking Group PLC, 5.871%, 03/06/2029	205,202	0.1
200,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	208,932	0.1
200,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	203,285	0.1
31,000	National Grid PLC, 5.418%, 01/11/2034	31,348	0.0
200,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	199,485	0.1
200,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	203,998	0.1
391,000	Royalty Pharma PLC, 1.200%, 09/02/2025	379,254	0.2
239,000	Royalty Pharma PLC, 1.750%, 09/02/2027	220,446	0.1
123,000	Unilever Capital Corp., 4.625%, 08/12/2034	120,635	0.1
		2,731,221	1.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: 17.4%
391,000	AbbVie, Inc., 3.800%, 03/15/2025	$389,537	0.2
13,000	AbbVie, Inc., 4.050%, 11/21/2039	11,431	0.0
69,000	AbbVie, Inc., 4.950%, 03/15/2031	69,728	0.1
20,000	AbbVie, Inc., 5.050%, 03/15/2034	20,156	0.0
105,000	Accenture Capital, Inc., 4.250%, 10/04/2031	101,803	0.1
18,000	Adobe, Inc., 4.950%, 04/04/2034	18,134	0.0
199,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	197,056	0.1
58,000	AEP Texas, Inc., 5.450%, 05/15/2029	59,247	0.0
15,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	15,076	0.0
78,000	AES Corp., 2.450%, 01/15/2031	65,642	0.0
46,000	AES Corp., 5.450%, 06/01/2028	46,460	0.0
35,000	AGCO Corp., 5.450%, 03/21/2027	35,394	0.0
42,000	Air Lease Corp., 5.200%, 07/15/2031	41,863	0.0
12,000	Alabama Power Co., 5.850%, 11/15/2033	12,701	0.0
145,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	134,109	0.1
120,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	118,974	0.1
43,000	Altria Group, Inc., 6.200%, 11/01/2028	45,007	0.0
19,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	19,290	0.0
54,000	Ameren Corp., 5.000%, 01/15/2029	54,299	0.0
34,687	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	33,470	0.0
9,128	American Airlines Pass Through Trust 2016-2, A, 3.650%, 12/15/2029	8,473	0.0
221,403	American Airlines Pass Through Trust 2021-1, A, 2.875%, 01/11/2036	192,926	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
12,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	$12,260	0.0
21,000 (3)	American Express Co., 4.990%, 05/01/2026	20,994	0.0
42,000 (3)	American Express Co., 5.098%, 02/16/2028	42,338	0.0
48,000 (3)	American Express Co., 5.532%, 04/25/2030	49,236	0.0
12,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	10,844	0.0
42,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	42,248	0.0
52,000 (2)	American Honda Finance Corp., 4.700%, 01/12/2028	52,203	0.0
80,000	American Honda Finance Corp., 4.850%, 10/23/2031	79,037	0.1
6,000	American Honda Finance Corp., 4.900%, 01/10/2034	5,919	0.0
32,000	American Honda Finance Corp., 5.650%, 11/15/2028	33,108	0.0
53,000	American International Group, Inc., 3.400%, 06/30/2030	49,162	0.0
70,000	American International Group, Inc., 4.200%, 04/01/2028	68,886	0.1
315,000	American Tower Corp., 2.750%, 01/15/2027	302,092	0.2
38,000	American Tower Corp., 3.650%, 03/15/2027	37,066	0.0
34,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	29,084	0.0
35,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	36,505	0.0
80,000	Amphenol Corp., 5.000%, 01/15/2035	79,509	0.1
115,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	116,377	0.1
19,000	Aon North America, Inc., 5.125%, 03/01/2027	19,244	0.0
47,000	Aon North America, Inc., 5.150%, 03/01/2029	47,547	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
82,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	$81,657	0.1
125,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	117,735	0.1
124,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	125,026	0.1
20,000	AutoZone, Inc., 6.250%, 11/01/2028	21,044	0.0
18,000 (2)	Avnet, Inc., 5.500%, 06/01/2032	17,887	0.0
32,000	Avnet, Inc., 6.250%, 03/15/2028	33,070	0.0
191,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	181,349	0.1
45,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	40,829	0.0
117,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	98,321	0.1
63,000 (3)	Bank of America Corp., 2.551%, 02/04/2028	59,979	0.0
60,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	51,035	0.0
89,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	78,663	0.1
107,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	92,816	0.1
74,000 (3)	Bank of America Corp., 2.884%, 10/22/2030	67,199	0.1
74,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	68,484	0.1
146,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	140,029	0.1
49,000 (3)	Bank of America Corp., 3.593%, 07/21/2028	47,477	0.0
24,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	24,241	0.0
25,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	25,122	0.0
32,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	32,487	0.0
235,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	233,331	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
63,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	$65,683	0.0
80,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	69,347	0.1
8,000 (3)	Bank of New York Mellon Corp., 4.967%, 04/26/2034	7,930	0.0
58,000 (3)	Bank of New York Mellon Corp., 4.975%, 03/14/2030	58,443	0.0
55,000 (3)	Bank of New York Mellon Corp., 5.060%, 07/22/2032	55,250	0.0
7,000 (3)	Bank of New York Mellon Corp., 5.188%, 03/14/2035	7,025	0.0
9,000 (3)	Bank of New York Mellon Corp., 5.834%, 10/25/2033	9,478	0.0
22,000	BAT Capital Corp., 4.390%, 08/15/2037	19,187	0.0
110,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	110,732	0.1
52,000	Becton Dickinson & Co., 4.693%, 02/13/2028	51,992	0.0
289,000	Berry Global, Inc., 1.650%, 01/15/2027	269,550	0.2
10,000	Black Hills Corp., 6.000%, 01/15/2035	10,387	0.0
25,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	20,500	0.0
42,000 (1)	Blackstone Private Credit Fund, 5.950%, 07/16/2029	42,225	0.0
48,000	Blackstone Secured Lending Fund, 5.875%, 11/15/2027	48,606	0.0
26,000 (1)	Blue Owl Credit Income Corp., 5.800%, 03/15/2030	25,249	0.0
19,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	19,140	0.0
18,000	Boeing Co., 5.705%, 05/01/2040	17,326	0.0
75,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	71,962	0.1
82,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	78,377	0.1
37,000	BorgWarner, Inc., 5.400%, 08/15/2034	36,820	0.0
10,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	9,836	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
7,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	$6,919	0.0
55,000 (1)	Brink’s Co., 6.500%, 06/15/2029	56,140	0.0
55,000 (1)	Brink’s Co., 6.750%, 06/15/2032	56,059	0.0
29,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	29,519	0.0
75,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	60,967	0.0
35,000	Broadcom, Inc., 4.800%, 10/15/2034	33,860	0.0
74,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	71,007	0.1
110,000 (1)(2)	Builders FirstSource, Inc., 6.375%, 03/01/2034	111,024	0.1
47,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	45,786	0.0
62,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	60,828	0.0
130,000 (1)	Calpine Corp., 5.000%, 02/01/2031	122,826	0.1
27,000 (2)	Camden Property Trust, 4.900%, 01/15/2034	26,433	0.0
53,000	Camden Property Trust, 5.850%, 11/03/2026	54,339	0.0
45,000	Campbell Soup Co., 5.200%, 03/21/2029	45,643	0.0
6,000	Cardinal Health, Inc., 5.450%, 02/15/2034	6,107	0.0
24,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	19,991	0.0
23,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	20,257	0.0
43,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	36,106	0.0
10,000	Carrier Global Corp., 2.722%, 02/15/2030	8,992	0.0
8,000	Carrier Global Corp., 5.900%, 03/15/2034	8,409	0.0
43,000	Caterpillar Financial Services Corp., 4.375%, 08/16/2029	42,646	0.0
43,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	42,778	0.0
21,000	Cencora, Inc., 5.125%, 02/15/2034	20,870	0.0
136,000	Centene Corp., 3.000%, 10/15/2030	117,895	0.1
66,000	Centene Corp., 4.625%, 12/15/2029	63,119	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
49,000	CenterPoint Energy, Inc., 4.250%, 11/01/2028	$47,667	0.0
23,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	23,438	0.0
26,000 (3)	Charles Schwab Corp. H, 4.000%, 12/31/2199	22,684	0.0
44,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	38,662	0.0
58,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	59,256	0.0
26,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	26,497	0.0
32,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	30,831	0.0
139,000	Cigna Group, 2.375%, 03/15/2031	118,822	0.1
233,000	Cigna Group, 3.050%, 10/15/2027	223,131	0.1
20,000	Cigna Group, 5.250%, 02/15/2034	19,944	0.0
10,000	Cigna Group, 5.400%, 03/15/2033	10,127	0.0
47,000	Cisco Systems, Inc., 4.950%, 02/26/2031	47,630	0.0
22,000	Cisco Systems, Inc., 5.050%, 02/26/2034	22,342	0.0
53,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	46,490	0.0
12,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	11,676	0.0
155,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	147,288	0.1
110,000 (1)(2)	Cleveland-Cliffs, Inc., 6.750%, 04/15/2030	110,025	0.1
110,000 (1)(2)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	110,262	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
55,000 (1)	Cloud Software Group, Inc., 8.250%, 06/30/2032	$56,570	0.0
55,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	55,453	0.0
58,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	59,363	0.0
29,000	CNO Financial Group, Inc., 6.450%, 06/15/2034	29,884	0.0
63,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	64,245	0.0
26,000	Coca-Cola Co., 4.650%, 08/14/2034	25,612	0.0
42,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	42,686	0.0
33,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	32,276	0.0
78,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	80,325	0.1
18,000	Comcast Corp., 1.500%, 02/15/2031	14,788	0.0
17,000	Comcast Corp., 1.950%, 01/15/2031	14,392	0.0
45,000	Comcast Corp., 3.750%, 04/01/2040	37,192	0.0
23,000	Comcast Corp., 4.250%, 01/15/2033	21,879	0.0
16,000 (2)	Comcast Corp., 5.300%, 06/01/2034	16,288	0.0
18,000	Comcast Corp., 5.650%, 06/15/2035	18,747	0.0
59,000 (2)	Concentrix Corp., 6.600%, 08/02/2028	59,806	0.0
89,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	81,408	0.1
19,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	19,459	0.0
50,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	51,921	0.0
31,000 (3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	31,745	0.0
120,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	118,579	0.1
119,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	119,127	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
27,000	Crown Castle, Inc., 2.900%, 03/15/2027	$25,849	0.0
56,000	Crown Castle, Inc., 3.300%, 07/01/2030	51,029	0.0
14,000	Crown Castle, Inc., 4.800%, 09/01/2028	13,941	0.0
82,000	Crown Castle, Inc., 4.900%, 09/01/2029	81,461	0.1
21,000	Crown Castle, Inc., 5.200%, 09/01/2034	20,626	0.0
32,000	Crown Castle, Inc., 5.600%, 06/01/2029	32,817	0.0
21,000	Crown Castle, Inc., 5.800%, 03/01/2034	21,605	0.0
59,000	Cummins, Inc., 1.500%, 09/01/2030	49,694	0.0
3,000	CVS Health Corp., 3.250%, 08/15/2029	2,755	0.0
10,000 (2)	CVS Health Corp., 5.700%, 06/01/2034	10,050	0.0
130,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	113,157	0.1
120,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	110,549	0.1
53,000	Deere & Co., 3.100%, 04/15/2030	49,028	0.0
40,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	40,689	0.0
43,000	Devon Energy Corp., 5.200%, 09/15/2034	41,413	0.0
56,000	Discovery Communications LLC, 3.625%, 05/15/2030	49,594	0.0
15,000	Dollar General Corp., 3.500%, 04/03/2030	13,824	0.0
125,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	115,085	0.1
149,000	DTE Electric Co., 2.250%, 03/01/2030	131,929	0.1
18,000	DTE Energy Co., 4.950%, 07/01/2027	18,103	0.0
94,000	DTE Energy Co., 5.100%, 03/01/2029	94,783	0.1
481,000	Duke Energy Corp., 2.650%, 09/01/2026	464,383	0.3
28,000 (3)	Duke Energy Corp., 6.450%, 09/01/2054	28,528	0.0
36,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	30,653	0.0
10,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	10,602	0.0
8,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	8,123	0.0
22,000	Elevance Health, Inc., 4.900%, 02/08/2026	21,968	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
80,000	Elevance Health, Inc., 4.950%, 11/01/2031	$79,456	0.1
45,000 (2)	Elevance Health, Inc., 5.200%, 02/15/2035	44,845	0.0
13,000	Eli Lilly & Co., 4.700%, 02/09/2034	12,823	0.0
115,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	117,101	0.1
87,000	Enact Holdings, Inc., 6.250%, 05/28/2029	88,746	0.1
130,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	121,719	0.1
56,000	Energy Transfer L.P., 3.750%, 05/15/2030	52,254	0.0
93,000 (1)	EnLink Midstream LLC, 6.500%, 09/01/2030	98,021	0.1
88,000	Entergy Corp., 2.800%, 06/15/2030	78,781	0.1
10,000 (3)	Entergy Corp., 7.125%, 12/01/2054	10,249	0.0
20,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	19,858	0.0
26,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	25,590	0.0
56,000	Equifax, Inc., 3.100%, 05/15/2030	51,012	0.0
40,000	Essent Group Ltd., 6.250%, 07/01/2029	40,958	0.0
149,000	Essential Utilities, Inc., 2.704%, 04/15/2030	133,228	0.1
11,000	Essential Utilities, Inc., 5.375%, 01/15/2034	11,080	0.0
10,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	10,523	0.0
56,000	Eversource Energy, 2.550%, 03/15/2031	48,327	0.0
63,000	Eversource Energy, 2.900%, 03/01/2027	60,446	0.0
11,000	Eversource Energy, 5.125%, 05/15/2033	10,857	0.0
35,000	Eversource Energy, 5.450%, 03/01/2028	35,711	0.0
15,000	Eversource Energy, 5.500%, 01/01/2034	15,113	0.0
43,000	Eversource Energy, 5.950%, 02/01/2029	44,677	0.0
54,000	Eversource Energy U, 1.400%, 08/15/2026	50,922	0.0
57,000	Exelon Corp., 5.150%, 03/15/2028	57,629	0.0
46,000	Exelon Corp., 5.150%, 03/15/2029	46,650	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
44,000	Extra Space Storage L.P., 2.350%, 03/15/2032	$36,242	0.0
46,000	Extra Space Storage L.P., 3.900%, 04/01/2029	44,135	0.0
26,000	Extra Space Storage L.P., 5.350%, 01/15/2035	25,840	0.0
15,000	Exxon Mobil Corp., 2.995%, 08/16/2039	11,625	0.0
20,000	Fifth Third Bancorp, 8.250%, 03/01/2038	24,205	0.0
42,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	41,028	0.0
44,000	Fiserv, Inc., 5.150%, 03/15/2027	44,481	0.0
21,000	Fiserv, Inc., 5.150%, 08/12/2034	20,880	0.0
54,000	Flex Ltd., 5.250%, 01/15/2032	53,485	0.0
28,000	Florida Power & Light Co., 4.625%, 05/15/2030	27,963	0.0
21,000	FMC Corp., 5.150%, 05/18/2026	21,059	0.0
120,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	119,297	0.1
55,000	Ford Motor Co., 3.250%, 02/12/2032	46,031	0.0
200,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	193,335	0.1
200,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	194,737	0.1
200,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	200,289	0.1
56,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	52,075	0.0
15,000 (2)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	15,764	0.0
127,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	121,631	0.1
56,000	GATX Corp., 4.000%, 06/30/2030	53,027	0.0
115,000 (1)	GCI LLC, 4.750%, 10/15/2028	108,650	0.1
139,000	General Mills, Inc., 2.875%, 04/15/2030	125,904	0.1
56,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	47,154	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
82,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	$80,884	0.1
180,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	180,560	0.1
115,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	116,551	0.1
14,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	14,283	0.0
12,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	12,333	0.0
43,000	Genuine Parts Co., 4.950%, 08/15/2029	42,697	0.0
23,000	Georgia Power Co., 4.650%, 05/16/2028	23,034	0.0
73,000	Global Payments, Inc., 3.200%, 08/15/2029	67,212	0.1
42,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	42,280	0.0
21,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	21,205	0.0
39,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	34,067	0.0
73,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	71,305	0.1
137,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	136,897	0.1
23,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	23,653	0.0
23,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	24,272	0.0
10,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	10,978	0.0
120,000 (1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	110,915	0.1
49,000	Hartford Financial Services Group, Inc., 2.900%, 09/15/2051	31,489	0.0
5,000	Hartford Financial Services Group, Inc., 3.600%, 08/19/2049	3,747	0.0
21,000	Hartford Financial Services Group, Inc., 4.400%, 03/15/2048	18,018	0.0
25,000	HCA, Inc., 2.375%, 07/15/2031	21,067	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
14,000	HCA, Inc., 3.125%, 03/15/2027	$13,471	0.0
149,000	HCA, Inc., 4.125%, 06/15/2029	143,556	0.1
86,000	HCA, Inc., 5.250%, 04/15/2025	86,083	0.1
128,000	HCA, Inc., 5.375%, 09/01/2026	128,758	0.1
39,000	HCA, Inc., 5.450%, 04/01/2031	39,446	0.0
58,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	58,688	0.0
86,000	Healthpeak OP LLC, 3.000%, 01/15/2030	78,589	0.1
27,000	Healthpeak OP LLC, 5.250%, 12/15/2032	27,216	0.0
66,000	HEICO Corp., 5.250%, 08/01/2028	67,039	0.1
76,000	Hess Corp., 4.300%, 04/01/2027	75,211	0.1
71,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	69,616	0.1
59,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	57,276	0.0
115,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	109,159	0.1
105,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	109,860	0.1
44,000	Home Depot, Inc., 2.700%, 04/15/2030	39,893	0.0
42,000	Honeywell International, Inc., 4.750%, 02/01/2032	42,038	0.0
16,000	Honeywell International, Inc., 5.000%, 03/01/2035	16,081	0.0
35,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	34,357	0.0
24,000	HP, Inc., 2.650%, 06/17/2031	20,742	0.0
41,000	Humana, Inc., 5.375%, 04/15/2031	41,137	0.0
23,000 (3)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	23,274	0.0
56,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	53,437	0.0
19,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	19,119	0.0
14,000 (1)	Hyundai Capital America, 5.400%, 01/08/2031	14,136	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
48,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	$49,027	0.0
128,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	132,661	0.1
49,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	51,524	0.0
147,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	146,895	0.1
120,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	116,117	0.1
16,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	16,236	0.0
22,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	22,504	0.0
8,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	8,167	0.0
6,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	6,237	0.0
65,000 (1)	Insight Enterprises, Inc., 6.625%, 05/15/2032	66,503	0.1
68,000	Intel Corp., 2.450%, 11/15/2029	59,862	0.0
33,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	28,642	0.0
22,000	Intuit, Inc., 5.200%, 09/15/2033	22,434	0.0
59,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	48,372	0.0
15,000	Invitation Homes Operating Partnership L.P., 4.875%, 02/01/2035	14,352	0.0
110,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	104,253	0.1
145,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	145,184	0.1
62,000	John Deere Capital Corp., 4.400%, 09/08/2031	60,543	0.0
103,000	John Deere Capital Corp., 4.700%, 06/10/2030	103,211	0.1
39,000	John Deere Capital Corp., 4.850%, 06/11/2029	39,380	0.0
70,000	John Deere Capital Corp., 4.900%, 03/07/2031	70,421	0.1
31,000	Johnson & Johnson, 3.625%, 03/03/2037	27,404	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
11,000	Johnson & Johnson, 4.950%, 06/01/2034	$11,253	0.0
93,000	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	99,184	0.1
160,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	150,553	0.1
126,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	120,253	0.1
120,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	109,096	0.1
120,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	112,420	0.1
29,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	28,774	0.0
33,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	29,856	0.0
201,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	192,987	0.1
479,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	465,325	0.3
56,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	53,266	0.0
360,000 (3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	352,371	0.2
6,000 (3)	JPMorgan Chase & Co., 4.005%, 04/23/2029	5,883	0.0
28,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	27,555	0.0
60,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	59,190	0.0
33,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	33,116	0.0
32,000 (3)	JPMorgan Chase & Co., 5.294%, 07/22/2035	32,191	0.0
23,000 (3)	JPMorgan Chase & Co., 5.336%, 01/23/2035	23,207	0.0
59,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	60,064	0.0
56,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	57,459	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
29,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	$30,192	0.0
36,000 (3)	JPMorgan Chase & Co., 6.254%, 10/23/2034	38,698	0.0
7,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	7,202	0.0
27,000	Kenvue, Inc., 4.900%, 03/22/2033	27,016	0.0
25,000	Kenvue, Inc., 5.050%, 03/22/2028	25,450	0.0
21,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	21,230	0.0
12,000 (3)	KeyCorp, 4.789%, 06/01/2033	11,450	0.0
42,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	41,456	0.0
10,000 (2)	KLA Corp., 4.700%, 02/01/2034	9,860	0.0
163,000	Kroger Co., 4.900%, 09/15/2031	162,689	0.1
56,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	51,100	0.0
30,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	30,253	0.0
41,000 (2)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	39,387	0.0
120,000 (1)(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	114,440	0.1
56,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	56,647	0.0
40,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	40,552	0.0
115,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	119,739	0.1
15,000	Lockheed Martin Corp., 4.800%, 08/15/2034	14,836	0.0
10,000	Lockheed Martin Corp., 5.250%, 01/15/2033	10,293	0.0
7,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	7,196	0.0
30,000	LPL Holdings, Inc., 5.700%, 05/20/2027	30,465	0.0
140,000 (2)	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	117,105	0.1
51,000	Marriott International, Inc., 4.800%, 03/15/2030	50,678	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
31,000 (2)	Marriott International, Inc., 5.350%, 03/15/2035	$30,856	0.0
35,000 (1)	Mars, Inc., 2.375%, 07/16/2040	24,033	0.0
100,000	Marsh & McLennan Cos., Inc., 4.650%, 03/15/2030	99,807	0.1
34,000	Marsh & McLennan Cos., Inc., 4.850%, 11/15/2031	33,909	0.0
169,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	168,371	0.1
13,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/2044	13,002	0.0
72,000	Marsh & McLennan Cos., Inc., 5.400%, 03/15/2055	71,703	0.1
29,000	Marvell Technology, Inc., 5.750%, 02/15/2029	29,870	0.0
130,000 (1)(2)	Match Group Holdings II LLC, 3.625%, 10/01/2031	114,011	0.1
45,000	McKesson Corp., 4.250%, 09/15/2029	44,100	0.0
105,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	98,310	0.1
8,000 (2)	Merck & Co., Inc., 4.500%, 05/17/2033	7,860	0.0
174,000	Meta Platforms, Inc., 4.750%, 08/15/2034	172,177	0.1
224,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	222,505	0.1
120,000	MGM Resorts International, 6.500%, 04/15/2032	120,103	0.1
23,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	23,320	0.0
11,000 (2)	Mohawk Industries, Inc., 5.850%, 09/18/2028	11,363	0.0
32,000 (2)	Mondelez International, Inc., 4.750%, 02/20/2029	32,093	0.0
20,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	20,632	0.0
32,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	30,656	0.0
39,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	36,911	0.0
227,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	216,466	0.1
24,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	19,580	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
407,000	Morgan Stanley, 3.125%, 07/27/2026	$397,067	0.2
24,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	23,268	0.0
33,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	33,113	0.0
67,000 (3)	Morgan Stanley, 5.164%, 04/20/2029	67,586	0.1
35,000 (3)	Morgan Stanley, 5.250%, 04/21/2034	35,064	0.0
37,000 (3)	Morgan Stanley, 5.320%, 07/19/2035	37,153	0.0
12,000 (3)	Morgan Stanley, 5.466%, 01/18/2035	12,161	0.0
14,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	14,556	0.0
146,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	152,135	0.1
30,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	30,235	0.0
107,000	MPLX L.P., 2.650%, 08/15/2030	94,198	0.1
86,000	MPLX L.P., 4.000%, 03/15/2028	83,789	0.1
11,000	MPLX L.P., 5.500%, 06/01/2034	10,984	0.0
120,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	85,109	0.1
140,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	136,232	0.1
22,000 (2)	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	20,858	0.0
32,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 02/07/2031	32,435	0.0
39,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	38,613	0.0
2,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	2,104	0.0
120,000 (1)(2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	112,463	0.1
115,000 (1)	Nationstar Mortgage Holdings, Inc., 6.500%, 08/01/2029	115,088	0.1
20,000	Newell Brands, Inc., 6.375%, 05/15/2030	20,141	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
105,000	Newell Brands, Inc., 6.625%, 05/15/2032	$105,566	0.1
58,000	Nordson Corp., 4.500%, 12/15/2029	56,850	0.0
15,000	Norfolk Southern Corp., 2.550%, 11/01/2029	13,582	0.0
26,000	Norfolk Southern Corp., 5.050%, 08/01/2030	26,373	0.0
11,000	Norfolk Southern Corp., 5.550%, 03/15/2034	11,399	0.0
58,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	55,734	0.0
115,000 (1)	Novelis Corp., 4.750%, 01/30/2030	107,828	0.1
11,000	NSTAR Electric Co., 5.400%, 06/01/2034	11,247	0.0
53,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	54,313	0.0
14,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	13,833	0.0
51,000 (2)	Occidental Petroleum Corp., 6.125%, 01/01/2031	52,600	0.0
21,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	20,976	0.0
14,000	OGE Energy Corp., 5.450%, 05/15/2029	14,292	0.0
5,000	Old Republic International Corp., 5.750%, 03/28/2034	5,083	0.0
115,000 (2)	Olin Corp., 5.000%, 02/01/2030	109,857	0.1
28,000 (2)	ONE Gas, Inc., 5.100%, 04/01/2029	28,461	0.0
152,000	Oracle Corp., 2.800%, 04/01/2027	145,669	0.1
263,000	Oracle Corp., 2.950%, 05/15/2025	260,280	0.2
38,000	Oracle Corp., 3.800%, 11/15/2037	32,272	0.0
13,000	Oracle Corp., 5.375%, 09/27/2054	12,377	0.0
35,000	Oracle Corp., 6.150%, 11/09/2029	37,045	0.0
23,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	22,378	0.0
54,000 (2)	O’Reilly Automotive, Inc., 4.350%, 06/01/2028	53,411	0.0
33,000	O’Reilly Automotive, Inc., 5.000%, 08/19/2034	32,358	0.0
18,000	Ovintiv, Inc., 5.650%, 05/15/2028	18,258	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
105,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	$103,401	0.1
115,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	117,844	0.1
3,000 (2)	PayPal Holdings, Inc., 4.400%, 06/01/2032	2,916	0.0
39,000	PayPal Holdings, Inc., 5.150%, 06/01/2034	39,317	0.0
9,000	PECO Energy Co., 4.900%, 06/15/2033	8,987	0.0
30,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	30,031	0.0
69,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	69,708	0.1
126,000 (1)(2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	127,553	0.1
31,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.200%, 06/15/2030	32,753	0.0
110,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	110,598	0.1
70,000	Philip Morris International, Inc., 4.750%, 11/01/2031	68,953	0.1
46,000	Philip Morris International, Inc., 4.875%, 02/13/2029	46,142	0.0
15,000	Philip Morris International, Inc., 5.250%, 02/13/2034	15,045	0.0
44,000	Phillips 66, 3.850%, 04/09/2025	43,802	0.0
157,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	157,000	0.1
2,000 (3)	PNC Financial Services Group, Inc., 5.068%, 01/24/2034	1,973	0.0
21,000 (3)	PNC Financial Services Group, Inc., 5.401%, 07/23/2035	21,166	0.0
31,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	32,574	0.0
7,000 (3)	PNC Financial Services Group, Inc., 6.875%, 10/20/2034	7,782	0.0
105,000 (1)(2)	Post Holdings, Inc., 4.625%, 04/15/2030	98,219	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
105,000 (1)(2)	Post Holdings, Inc., 5.500%, 12/15/2029	$102,499	0.1
25,000 (1)(2)	Post Holdings, Inc., 6.375%, 03/01/2033	24,796	0.0
115,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	108,460	0.1
14,000	Prologis L.P., 2.250%, 01/15/2032	11,782	0.0
81,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	82,139	0.1
10,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	10,120	0.0
18,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	18,370	0.0
13,000	Public Service Electric and Gas Co., 5.200%, 03/01/2034	13,206	0.0
59,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	50,383	0.0
88,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	89,354	0.1
43,000	Quanta Services, Inc., 5.250%, 08/09/2034	42,716	0.0
16,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	14,051	0.0
14,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	12,663	0.0
82,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	81,189	0.1
31,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	30,392	0.0
16,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	17,358	0.0
24,000	Realty Income Corp., 5.125%, 02/15/2034	23,880	0.0
61,000 (3)	Regions Financial Corp., 5.502%, 09/06/2035	60,470	0.0
40,000 (3)	Regions Financial Corp., 5.722%, 06/06/2030	40,624	0.0
21,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	17,337	0.0
11,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	11,233	0.0
215,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	223,690	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
66,000	Roper Technologies, Inc., 1.750%, 02/15/2031	$54,673	0.0
16,000	Ross Stores, Inc., 4.700%, 04/15/2027	15,935	0.0
56,000	Royalty Pharma PLC, 2.200%, 09/02/2030	47,850	0.0
28,000	Royalty Pharma PLC, 5.150%, 09/02/2029	28,179	0.0
32,000	Ryder System, Inc., 4.950%, 09/01/2029	31,986	0.0
37,000	Ryder System, Inc., 5.250%, 06/01/2028	37,474	0.0
7,000	Ryder System, Inc., 5.375%, 03/15/2029	7,121	0.0
43,000	Ryder System, Inc., 5.500%, 06/01/2029	43,975	0.0
21,000 (2)	Ryder System, Inc., 6.600%, 12/01/2033	22,826	0.0
14,000	S&P Global, Inc., 1.250%, 08/15/2030	11,611	0.0
53,000	S&P Global, Inc., 2.700%, 03/01/2029	48,992	0.0
225,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	227,996	0.1
35,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	35,342	0.0
65,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	60,745	0.0
110,000 (1)(2)	Sealed Air Corp/Sealed Air Corp. US, 7.250%, 02/15/2031	114,343	0.1
59,000 (3)	Sempra, 6.400%, 10/01/2054	58,940	0.0
105,000 (1)	Sensata Technologies, Inc., 6.625%, 07/15/2032	106,473	0.1
120,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	116,497	0.1
39,000 (1)	Solventum Corp., 5.450%, 03/13/2031	39,339	0.0
21,000 (1)	Solventum Corp., 5.600%, 03/23/2034	21,171	0.0
43,000	Sonoco Products Co., 4.600%, 09/01/2029	41,958	0.0
28,000	Southern California Edison Co., 5.450%, 06/01/2031	28,708	0.0
23,000	Southern California Gas Co., 5.200%, 06/01/2033	23,337	0.0
44,000	Southern Co., 5.113%, 08/01/2027	44,376	0.0
44,000	Southern Co. Gas Capital Corp., 4.950%, 09/15/2034	43,059	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
10,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	$10,041	0.0
110,000	Sprint Capital Corp., 6.875%, 11/15/2028	118,070	0.1
91,000	Sprint Capital Corp., 8.750%, 03/15/2032	110,164	0.1
130,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	112,971	0.1
125,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	114,962	0.1
100,000 (2)(3)	State Street Corp., 4.675%, 10/22/2032	98,443	0.1
46,000 (3)	State Street Corp., 5.684%, 11/21/2029	47,528	0.0
51,000 (3)	State Street Corp., 6.123%, 11/21/2034	53,826	0.0
110,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 7.250%, 01/15/2031	114,402	0.1
56,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	56,539	0.0
32,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	32,538	0.0
8,000	Targa Resources Corp., 4.200%, 02/01/2033	7,357	0.0
9,000	Targa Resources Corp., 5.500%, 02/15/2035	8,984	0.0
56,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	49,215	0.0
35,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	30,483	0.0
95,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	87,633	0.1
91,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	92,500	0.1
3,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,757	0.0
2,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	1,939	0.0
26,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	24,701	0.0
47,000 (2)	Toyota Motor Credit Corp., 4.350%, 10/08/2027	46,828	0.0
51,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	50,666	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
56,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	$58,166	0.0
14,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	12,795	0.0
95,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	94,236	0.1
115,000 (1)	TransDigm, Inc., 7.125%, 12/01/2031	119,143	0.1
14,000 (3)	Truist Financial Corp., 4.916%, 07/28/2033	13,358	0.0
11,000 (3)	Truist Financial Corp., 5.122%, 01/26/2034	10,785	0.0
79,000 (3)	Truist Financial Corp., 5.435%, 01/24/2030	79,973	0.1
72,000 (3)	Truist Financial Corp., 5.867%, 06/08/2034	74,067	0.1
8,000 (3)	Truist Financial Corp., 6.123%, 10/28/2033	8,383	0.0
77,000	Tucson Electric Power Co., 5.200%, 09/15/2034	76,650	0.1
35,000	Tyson Foods, Inc., 5.400%, 03/15/2029	35,612	0.0
53,000	Uber Technologies, Inc., 4.300%, 01/15/2030	51,569	0.0
11,000	Union Pacific Corp., 3.750%, 02/05/2070	7,814	0.0
105,000 (1)(2)	United Airlines, Inc., 4.625%, 04/15/2029	100,569	0.1
42,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	30,497	0.0
42,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	42,110	0.0
16,000	UnitedHealth Group, Inc., 5.000%, 04/15/2034	15,945	0.0
18,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	18,143	0.0
32,000	Universal Health Services, Inc., 4.625%, 10/15/2029	31,096	0.0
4,742	US Airways Pass Through Trust 2012-2, A, 4.625%, 12/03/2026	4,722	0.0
90,000 (3)	US Bancorp, 4.839%, 02/01/2034	87,146	0.1
49,000 (3)	US Bancorp, 5.384%, 01/23/2030	49,797	0.0
95,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	93,491	0.1
210,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	218,283	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
5,000	Verizon Communications, Inc., 1.750%, 01/20/2031	$4,148	0.0
2,000	Verizon Communications, Inc., 2.550%, 03/21/2031	1,737	0.0
3,000	Verizon Communications, Inc., 4.400%, 11/01/2034	2,819	0.0
35,000	Verizon Communications, Inc., 4.812%, 03/15/2039	32,809	0.0
120,000 (1)(2)	Viasat, Inc., 5.625%, 04/15/2027	112,161	0.1
86,000	Viatris, Inc., 2.700%, 06/22/2030	74,657	0.1
10,000	Viatris, Inc., 3.850%, 06/22/2040	7,504	0.0
230,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	219,120	0.1
107,000	VMware, Inc., 1.400%, 08/15/2026	100,901	0.1
54,000	Walmart, Inc., 4.000%, 04/15/2030	53,145	0.0
87,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	83,803	0.1
12,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	12,014	0.0
16,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	16,251	0.0
32,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	31,731	0.0
49,000	Wells Fargo & Co., 3.000%, 10/23/2026	47,464	0.0
20,000 (3)	Wells Fargo & Co., 3.526%, 03/24/2028	19,416	0.0
15,000 (3)	Wells Fargo & Co., 3.584%, 05/22/2028	14,545	0.0
31,000 (3)	Wells Fargo & Co., 4.540%, 08/15/2026	30,881	0.0
33,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	33,236	0.0
11,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	10,736	0.0
56,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	55,768	0.0
30,000	Weyerhaeuser Co., 4.750%, 05/15/2026	30,000	0.0
15,000 (2)	Williams Cos., Inc., 4.900%, 03/15/2029	14,984	0.0
115,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	116,836	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
13,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	$13,176	0.0
21,000	WW Grainger, Inc., 4.450%, 09/15/2034	20,380	0.0
120,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	119,525	0.1
125,000 (1)	XHR LP, 4.875%, 06/01/2029	117,448	0.1
50,000 (1)	Zebra Technologies Corp., 6.500%, 06/01/2032	51,194	0.0
40,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	40,804	0.0
		32,558,948	17.4

	Total Corporate Bonds/Notes (Cost $45,495,970)	45,356,686	24.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.3%
	United States: 21.3%
210,936 (3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.789%, 05/25/2036	183,917	0.1
60,294 (3)	Alternative Loan Trust 2005-53T2 2A6, 5.352%, (TSFR1M + 0.614%), 11/25/2035	32,312	0.0
101,222	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	49,898	0.0
144,777 (3)	Alternative Loan Trust 2007-23CB A3, 5.352%, (TSFR1M + 0.614%), 09/25/2037	52,831	0.0
316,482	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	151,971	0.1
236,939	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	213,508	0.1
926,849 (1)(3)	COLT Mortgage Loan Trust 2021-1 A1, 0.910%, 06/25/2066	780,400	0.4
670,633 (1)(3)	COLT Mortgage Loan Trust 2021-2 A1, 0.924%, 08/25/2066	547,667	0.3
261,483 (1)(3)	COLT Mortgage Loan Trust 2021-3 A1, 0.956%, 09/27/2066	210,740	0.1
136,638 (1)(3)	CSMC Trust 2015-2 B3, 3.884%, 02/25/2045	128,394	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
87,848 (1)(3)	CSMC Trust 2015-3 B1, 3.806%, 03/25/2045	$83,496	0.1
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020- SBT1 2M2, 8.621%, (SOFR30A + 3.764%), 02/25/2040	1,057,567	0.6
80,009	Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	81,919	0.1
2,102,540 (3)(4)	Fannie Mae REMIC Trust 2005- 18 SC, 1.064%, (-1.000*SOFR30A + 4.536%), 03/25/2035	61,471	0.0
65,909 (3)	Fannie Mae REMIC Trust 2005- 74 DK, 4.115%, (-1.000*SOFR30A + 23.542%), 07/25/2035	65,809	0.0
58,317 (3)	Fannie Mae REMIC Trust 2006- 104 ES, 8.594%, (-1.000*SOFR30A + 32.878%), 11/25/2036	75,022	0.1
754,964 (3)(4)	Fannie Mae REMIC Trust 2007- 36 SN, 1.799%, (-1.000*SOFR30A + 6.656%), 04/25/2037	68,377	0.0
45,985 (3)	Fannie Mae REMIC Trust 2007- 55 DS, 2.572%, (-1.000*SOFR30A + 14.714%), 06/25/2037	41,025	0.0
319,087 (3)(4)	Fannie Mae REMIC Trust 2007- 9 SE, 1.109%, (-1.000*SOFR30A + 5.966%), 03/25/2037	21,328	0.0
489,292 (3)(4)	Fannie Mae REMIC Trust 2008- 41 S, 1.829%, (-1.000*SOFR30A + 6.686%), 11/25/2036	46,412	0.0
398,794 (3)(4)	Fannie Mae REMIC Trust 2008- 53 FI, 1.129%, (-1.000*SOFR30A + 5.986%), 07/25/2038	29,242	0.0
271,894 (3)(4)	Fannie Mae REMIC Trust 2008- 58 SM, 1.129%, (-1.000*SOFR30A + 5.986%), 07/25/2038	21,170	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
1,495,396 (3)(4)	Fannie Mae REMIC Trust 2009-106 SA, 1.279%, (-1.000*SOFR30A + 6.136%), 01/25/2040	$105,527	0.1
147,528 (3)	Fannie Mae REMIC Trust 2009-66 SL, 5.407%, (-1.000*SOFR30A + 15.452%), 09/25/2039	126,581	0.1
93,200 (3)	Fannie Mae REMIC Trust 2009-66 SW, 5.574%, (-1.000*SOFR30A + 15.618%), 09/25/2039	68,861	0.0
1,966,575 (3)(4)	Fannie Mae REMIC Trust 2010-123 SL, 1.099%, (-1.000*SOFR30A + 5.956%), 11/25/2040	130,197	0.1
2,083,212 (3)(4)	Fannie Mae REMIC Trust 2011-55 SK, 1.589%, (-1.000*SOFR30A + 6.446%), 06/25/2041	202,041	0.1
813,364 (3)(4)	Fannie Mae REMIC Trust 2011-86 NS, 0.979%, (-1.000*SOFR30A + 5.836%), 09/25/2041	51,527	0.0
135,891 (3)(4)	Fannie Mae REMIC Trust 2012-10 US, 1.479%, (-1.000*SOFR30A + 6.336%), 02/25/2042	15,232	0.0
321,758 (3)(4)	Fannie Mae REMIC Trust 2012-24 HS, 1.579%, (-1.000*SOFR30A + 6.436%), 09/25/2040	6,585	0.0
326,136 (4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	19,483	0.0
506,662 (4)	Fannie Mae REMIC Trust 2013-44 DI, 3.000%, 05/25/2033	41,192	0.0
3,690,276 (4)	Fannie Mae REMIC Trust 2015-34 DI, 6.500%, 06/25/2045	861,869	0.5
10,176,395 (4)	Fannie Mae REMIC Trust 2015-58 KI, 6.000%, 03/25/2037	1,739,403	0.9
5,503,608 (3)(4)	Fannie Mae REMIC Trust 2015-59 SK, 0.679%, (-1.000*SOFR30A + 5.536%), 08/25/2045	416,525	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
9,977,697 (3)(4)	Fannie Mae REMIC Trust 2016-54 SL, 1.029%, (-1.000*SOFR30A + 5.886%), 08/25/2046	$1,059,937	0.6
3,807,673 (4)	Fannie Mae REMIC Trust 2017-15 GI, 4.500%, 03/25/2047	540,949	0.3
4,737,329 (4)	Fannie Mae REMIC Trust 2020-49 PI, 2.000%, 07/25/2050	586,132	0.3
66,286 (3)(4)	Freddie Mac REMIC Trust 2303 SY, 3.576%, (-1.000*SOFR30A + 8.586%), 04/15/2031	6,180	0.0
481,362 (3)(4)	Freddie Mac REMIC Trust 2989 GU, 1.876%, (-1.000*SOFR30A + 6.886%), 02/15/2033	29,237	0.0
556,435 (3)(4)	Freddie Mac REMIC Trust 3271 SB, 0.926%, (-1.000*SOFR30A + 5.936%), 02/15/2037	39,227	0.0
1,565,561 (3)(4)	Freddie Mac REMIC Trust 3424 HI, 0.776%, (-1.000*SOFR30A + 5.786%), 04/15/2038	110,162	0.1
250,990 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	27,500	0.0
1,169,557 (3)(4)	Freddie Mac REMIC Trust 3693 SC, 1.376%, (-1.000*SOFR30A + 6.386%), 07/15/2040	125,000	0.1
1,862,190 (3)(4)	Freddie Mac REMIC Trust 3856 KS, 1.426%, (-1.000*SOFR30A + 6.436%), 05/15/2041	183,827	0.1
240,365 (3)(4)	Freddie Mac REMIC Trust 3925 SD, 0.926%, (-1.000*SOFR30A + 5.936%), 07/15/2040	5,400	0.0
4,115,140 (3)(4)	Freddie Mac REMIC Trust 3988 NS, 1.351%, (-1.000*SOFR30A + 6.361%), 01/15/2042	472,842	0.3
819,714 (3)(4)	Freddie Mac REMIC Trust 4040 SW, 1.506%, (-1.000*SOFR30A + 6.516%), 05/15/2032	52,465	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
3,184,053 (4)	Freddie Mac REMIC Trust 4091 IK, 5.000%, 10/15/2041	$659,040	0.4
7,632,036 (3)(4)	Freddie Mac REMIC Trust 4096 SB, 0.876%, (-1.000*SOFR30A + 5.886%), 08/15/2042	753,298	0.4
359,619 (4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	25,853	0.0
576,326 (4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	54,798	0.0
4,836,301 (3)(4)	Freddie Mac REMIC Trust 4480 WS, 1.056%, (-1.000*SOFR30A + 6.066%), 06/15/2045	551,391	0.3
7,525,182 (3)(4)	Freddie Mac REMIC Trust 4623 MS, 0.876%, (-1.000*SOFR30A + 5.886%), 10/15/2046	815,956	0.4
11,042,463 (4)	Freddie Mac REMIC Trust 4695 IO, 4.500%, 10/15/2041	2,131,076	1.1
1,065,733	Freddie Mac REMIC Trust 4800 MZ, 4.000%, 06/15/2048	995,424	0.5
1,151,809	Freddie Mac REMIC Trust 4879 ZA, 4.000%, 05/15/2049	1,075,160	0.6
8,731,469 (3)(4)	Freddie Mac REMIC Trust 4938 ES, 1.029%, (-1.000*SOFR30A + 5.886%), 12/25/2049	840,624	0.5
11,842,187 (4)	Freddie Mac REMIC Trust 5046 IO, 2.000%, 11/25/2040	1,130,583	0.6
700,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021- HQA3 M2, 6.957%, (SOFR30A + 2.100%), 09/25/2041	706,447	0.4
600,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- DNA2 M1B, 7.257%, (SOFR30A + 2.400%), 02/25/2042	614,119	0.3
500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- DNA2 M2, 8.607%, (SOFR30A + 3.750%), 02/25/2042	524,075	0.3

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
950,000 (1)(3)	Freddie Mac STACR REMIC Trust 2023-HQA2 M1B, 8.207%, (SOFR30A + 3.350%), 06/25/2043	$994,226	0.5
6,944,992 (4)	Freddie Mac Strips 324 C21, 6.000%, 06/15/2039	1,466,580	0.8
108,682 (3)(4)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	8,161	0.0
411,606 (3)(4)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	54,323	0.0
2,214,191 (4)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	153,144	0.1
6,885,171 (4)	Freddie Mac Strips 351 C22, 3.500%, 02/15/2046	1,310,236	0.7
5,147,077 (4)	Freddie Mac Strips 351 C23, 4.000%, 02/15/2046	1,103,516	0.6
879,469 (3)(4)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	34,303	0.0
1,084,791 (3)(4)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	57,498	0.0
715,782 (3)(4)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	47,086	0.0
2,760,844 (3)(4)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	466,648	0.3
5,507,765 (3)(4)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	1,002,160	0.5
6,706,838 (4)	Freddie Mac Strips 390 C5, 2.000%, 04/15/2042	643,864	0.4
162,587 (1)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	154,775	0.1
126,870 (3)	Ginnie Mae 2007-8 SP, 6.246%, (-1.000*TSFR1M + 21.677%), 03/20/2037	147,807	0.1
6,440,177 (3)(4)	Ginnie Mae 2009-106 CM, 1.700%, (-1.000*TSFR1M + 6.486%), 01/16/2034	175,075	0.1
618,011 (3)(4)	Ginnie Mae 2010-116 NS, 1.750%, (-1.000*TSFR1M + 6.536%), 09/16/2040	44,723	0.0
51,555 (4)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	1,685	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
108,711 (4)	Ginnie Mae 2011-116 BI, 4.000%, 08/16/2026	$1,054	0.0
613,794 (4)	Ginnie Mae 2013-115 NI, 4.500%, 01/16/2043	67,760	0.0
180,320 (4)	Ginnie Mae 2013-5 NI, 3.000%, 01/20/2028	4,748	0.0
7,905,991 (4)	Ginnie Mae 2015-10 IX, 4.500%, 01/20/2045	1,733,162	0.9
641,553 (4)	Ginnie Mae 2015-178 GI, 4.000%, 05/20/2044	57,237	0.0
3,004,481 (4)	Ginnie Mae 2016-161 CI, 5.500%, 11/20/2046	507,722	0.3
5,214,636 (4)	Ginnie Mae 2019-89 QI, 4.000%, 04/20/2046	930,961	0.5
139,235 (3)	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 5.272%, (TSFR1M + 0.534%), 04/25/2036	121,688	0.1
8,590 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	8,015	0.0
7,970 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	7,390	0.0
752,296 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	604,944	0.3
339,261 (1)(3)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	271,540	0.2
1,322,584 (1)(3)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	1,102,729	0.6
425,321 (1)(3)	J.P. Morgan Mortgage Trust 2022-4 A17A, 3.000%, 10/25/2052	354,619	0.2
687,730 (1)(3)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	582,368	0.3
297,123 (1)(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	265,193	0.2
47,480 (1)(3)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	42,293	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
79,134 (1)(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	$70,489	0.0
6,674 (1)(3)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.498%, 03/25/2050	6,482	0.0
63,131 (1)(3)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	53,187	0.0
153,725 (1)(3)	JP Morgan Trust 2015-3 A3, 3.500%, 05/25/2045	140,367	0.1
296,729 (1)(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	290,656	0.2
300,000 (1)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	286,716	0.2
276,424 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	221,584	0.1
47,356 (1)(3)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	43,770	0.0
142,431 (1)(3)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	126,699	0.1
515,597 (1)(3)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	412,677	0.2
15,625 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	14,476	0.0
300,000 (1)(3)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	213,156	0.1
1,352 (3)	Structured Asset Securities Corp. 2004-4XS 1A6, 4.822%, 02/25/2034	1,329	0.0
1,000,000 (1)(3)	Verus Securitization Trust 2021-1 M1, 1.968%, 01/25/2066	759,767	0.4
5,164,342 (3)(4)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	5,456	0.0
34,868 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.863%, 10/25/2036	31,535	0.0
250,443 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.311%, 12/25/2036	222,392	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
60,563 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.282%, (TSFR1M + 0.544%), 06/25/2037	$49,680	0.0
348,555 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2021-1 A17, 2.500%, 12/25/2050	279,405	0.2
256,066 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.755%, 08/20/2045	231,772	0.1
		39,897,029	21.3
	Total Collateralized Mortgage Obligations (Cost $43,374,393)	39,897,029	21.3
SOVEREIGN BONDS: 17.6%
	Australia: 0.2%
AUD837,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	405,762	0.2

	Belgium: 1.0%
1,954,000 (1)	Kingdom of Belgium Government International Bond, 4.875%, 06/10/2055	1,913,106	1.0

	Brazil: 0.5%
BRL1,310,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	913,520	0.5

	Canada: 1.1%
CAD1,100,000	Canadian Government Bond 0004, 2.000%, 12/01/2051	606,159	0.3
1,501,000	Province of British Columbia Canada, 4.200%, 07/06/2033	1,458,700	0.8
		2,064,859	1.1

	China: 9.2%
CNY21,900,000	China Government Bond INBK, 2.520%, 08/25/2033	3,165,265	1.7
CNY4,050,000	China Government Bond INBK, 2.690%, 08/12/2026	580,970	0.3
CNY5,650,000	China Government Bond INBK, 2.800%, 11/15/2032	834,044	0.5
CNY31,470,000	China Government Bond INBK, 2.850%, 06/04/2027	4,562,804	2.4

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	China: (continued)
CNY1,600,000	China Government Bond INBK, 2.880%, 02/25/2033	$238,704	0.1
CNY3,400,000	China Government Bond INBK, 3.120%, 10/25/2052	552,422	0.3
CNY26,170,000	China Government Bond INBK, 3.250%, 06/06/2026	3,782,255	2.0
CNY1,010,000	China Government Bond INBK, 3.290%, 05/23/2029	151,914	0.1
CNY2,970,000	China Government Bond INBK, 3.320%, 04/15/2052	498,963	0.3
CNY9,950,000	China Government Bond INBK, 4.080%, 10/22/2048	1,836,732	1.0
CNY6,950,000	China Government Bond SH, 2.690%, 08/15/2032	1,017,562	0.5
		17,221,635	9.2

	Colombia: 0.5%
325,000	Colombia Government International Bond, 8.375%, 11/07/2054	317,006	0.2
COP2,551,900,000	Colombian TES B, 7.750%, 09/18/2030	515,577	0.3
		832,583	0.5

	Czechia: 0.2%
CZK9,220,000	Czech Republic Government Bond 105, 2.750%, 07/23/2029	379,250	0.2

	Germany: 0.1%
EUR60,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	61,935	0.1
EUR40,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	43,003	0.0
EUR30,000	Bundesrepublik Deutschland Bundesanleihe, 2.730%, 08/15/2026	31,366	0.0
		136,304	0.1

	Indonesia: 0.5%
IDR13,833,000,000	Indonesia Treasury Bond FR79, 8.375%, 04/15/2039	994,178	0.5
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Italy: 0.8%
EUR641,000 (1)	Italy Buoni Poliennali Del Tesoro 30Y, 3.850%, 09/01/2049	$672,645	0.4
EUR641,000 (1)	Italy Buoni Poliennali Del Tesoro 31Y, 5.000%, 08/01/2034	780,951	0.4
		1,453,596	0.8
	Malaysia: 0.4%
MYR3,642,000	Malaysia Government Bond 0419, 3.828%, 07/05/2034	825,875	0.4

	Peru: 0.6%
PEN4,000,000	Peru Government Bond, 6.350%, 08/12/2028	1,106,731	0.6

	Poland: 0.2%
PLN1,525,000	Republic of Poland Government Bond 0728, 7.500%, 07/25/2028	407,300	0.2

	Romania: 0.1%
194,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	194,121	0.1

	Russian Federation: —%
RUB47,938,000 (5)(6)	Russian Federal Bond - OFZ 6224, 6.900%, 05/23/2029	—	—

	South Africa: 0.1%
275,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	259,703	0.1

	Spain: 0.7%
EUR1,284,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	1,327,524	0.7

	Supranational: 0.5%
800,000 (5)	European Bank for Reconstruction & Development, 20.000%, 03/19/2025	876,736	0.5

	Thailand: 0.8%
THB41,793,000	Thailand Government Bond, 2.875%, 12/17/2028	1,272,646	0.7

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Thailand: (continued)
THB8,250,000	Thailand Government Bond, 3.350%, 06/17/2033	$262,371	0.1
		1,535,017	0.8

	Ukraine: 0.1%
243,989 (1)(7)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 01/08/2025), 02/01/2035	112,540	0.1
185,707 (1)(7)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 01/08/2025), 02/01/2036	84,265	0.0
		196,805	0.1
	Total Sovereign Bonds (Cost $35,120,807)	33,044,605	17.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.2%
	United States: 10.2%
500,000 (3)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	419,317	0.2
5,765,908 (3)(4)	BANK 2017- BNK5 XA, 0.945%, 06/15/2060	111,314	0.1
919,206 (3)(4)	BANK 2019- BN16 XA, 0.935%, 02/15/2052	29,238	0.0
8,660,418 (3)(4)	BBCMS Mortgage Trust 2022-C17 XA, 1.150%, 09/15/2055	601,709	0.3
280,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	171,068	0.1
1,354,396 (3)(4)	Benchmark Mortgage Trust 2019-B9 XA, 1.014%, 03/15/2052	48,460	0.0
10,300,990 (3)(4)	Benchmark Mortgage Trust 2020-B21 XA, 1.439%, 12/17/2053	604,468	0.3
6,382,563 (3)(4)	Benchmark Mortgage Trust 2021-B23 XA, 1.261%, 02/15/2054	335,593	0.2
175,000 (1)(3)	BX 2021-MFM1 D, 6.418%, (TSFR1M + 1.614%), 01/15/2034	173,585	0.1
700,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 7.089%, (TSFR1M + 2.285%), 10/15/2036	689,586	0.4
1,888,000 (1)(3)	BX Commercial Mortgage Trust 2021- IRON E, 7.268%, (TSFR1M + 2.464%), 02/15/2038	1,809,353	1.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
875,000 (1)(3)	BX Commercial Mortgage Trust 2024-AIRC A, 6.495%, (TSFR1M + 1.691%), 08/15/2039	$877,877	0.5
500,000 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 6.345%, (TSFR1M + 1.541%), 05/15/2034	500,768	0.3
500,000 (1)(3)	BX Trust 2021-LBA EJV, 6.918%, (TSFR1M + 2.114%), 02/15/2036	492,432	0.3
395,405 (1)(3)	BX Trust 2021-LBA EV, 6.918%, (TSFR1M + 2.114%), 02/15/2036	387,725	0.2
600,000 (1)(3)	BX Trust 2021-LGCY D, 6.220%, (TSFR1M + 1.416%), 10/15/2036	590,879	0.3
750,000 (1)(3)	BX Trust 2023-DELC A, 7.494%, (TSFR1M + 2.690%), 05/15/2038	757,086	0.4
2,636,919 (3)(4)	CD Mortgage Trust 2016-CD1 XA, 1.343%, 08/10/2049	35,753	0.0
8,581,000 (3)(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.793%, 08/10/2049	108,785	0.1
1,400,000 (3)	Citigroup Commercial Mortgage Trust 2016-P4 C, 3.938%, 07/10/2049	1,218,787	0.7
2,729,898 (3)(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 0.979%, 10/12/2050	60,801	0.0
5,109,675 (3)(4)	COMM Mortgage Trust 2016-CR28 XA, 0.619%, 02/10/2049	22,476	0.0
10,282,872 (1)(3)(4)	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.788%, 10/05/2030	38,632	0.0
500,000 (3)	CSAIL Commercial Mortgage Trust 2018-C14 B, 4.877%, 11/15/2051	459,895	0.2
750,000 (1)	ELM Trust 2024-ELM C15, 6.189%, 06/10/2039	758,174	0.4
7,012,033 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.875%, 11/25/2030	292,887	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
24,591,036 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.347%, 04/25/2030	$391,144	0.2
3,515,994 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.323%, 07/25/2035	344,002	0.2
5,472,650 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.862%, 10/25/2035	346,818	0.2
1,800,000 (1)(8)	FREMF Mortgage Trust 2019-KG01 C, 0.000%, 05/25/2029	1,200,036	0.6
50,408,079 (1)(4)	FREMF Mortgage Trust 2019-KG01 X2A, 0.100%, 04/25/2029	106,338	0.1
5,680,000 (1)(4)	FREMF Mortgage Trust 2019-KG01 X2B, 0.100%, 05/25/2029	19,109	0.0
557,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.988%, 11/27/2050	467,977	0.2
10,043 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	9,988	0.0
220,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	209,430	0.1
215,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	213,678	0.1
173,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	172,112	0.1
220,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	206,887	0.1
7,267,399 (3)(4)	GS Mortgage Securities Trust 2017-GS6 XA, 0.998%, 05/10/2050	140,422	0.1
750,000 (3)	GS Mortgage Securities Trust 2018-GS9 A4, 3.992%, 03/10/2051	723,267	0.4
300,000 (1)(3)	GSMS Trustair 2024-FAIR A, 5.876%, 07/15/2029	304,731	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
979,514 (1)(3)	KSL Commercial Mortgage Trust 2023-HT A, 7.094%, (TSFR1M + 2.290%), 12/15/2036	$982,713	0.5
3,485,638 (1)(3)(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.834%, 03/10/2050	44,219	0.0
21,550,000 (1)(3)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 2014-C19 XB, 0.506%, 12/15/2047	8,577	0.0
150,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.379%, 11/08/2049	134,655	0.1
230,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.232%, 03/01/2050	204,673	0.1
70,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	57,953	0.0
500,000 (1)(3)	WCORE Commercial Mortgage Trust 2024-CORE C, 6.941%, (TSFR1M + 2.241%), 11/15/2041	500,597	0.3
350,000	Wells Fargo Commercial Mortgage Trust 2014-LC18 B, 3.959%, 12/15/2047	346,194	0.2
5,039,765 (3)(4)	Wells Fargo Commercial Mortgage Trust 2020-C55 XA, 1.287%, 02/15/2053	261,290	0.1
		18,993,458	10.2
	Total Commercial Mortgage-Backed Securities (Cost $19,219,681)	18,993,458	10.2
ASSET-BACKED SECURITIES: 9.4%
	Cayman Islands: 2.8%
750,000 (1)(3)	Barings Clo Ltd. 2019-4A CR, 6.856%, (TSFR3M + 2.200%), 07/15/2037	758,998	0.4
850,000 (1)(3)	Barings CLO Ltd. 2024-1A A, 6.247%, (TSFR3M + 1.630%), 01/20/2037	853,825	0.5
500,000 (1)(3)	Madison Park Funding XXXI Ltd. 2018-31A CR, 6.876%, (TSFR3M + 2.250%), 07/23/2037	502,708	0.3

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
450,000 (1)(3)	Mountain View CLO XVIII Ltd. 2024-1A C, 6.737%, (TSFR3M + 2.200%), 10/16/2037	$450,913	0.2
300,000 (1)(3)	Oaktree CLO Ltd. 2022-3A CR, 6.756%, (TSFR3M + 2.100%), 10/15/2037	300,751	0.2
1,350,000 (1)(3)	Octagon Investment Partners 43 Ltd. 2019-1A CR, 7.076%, (TSFR3M + 2.450%), 10/25/2032	1,358,128	0.7
460,000 (1)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 5.906%, (TSFR3M + 1.250%), 07/15/2032	460,175	0.2
500,000 (1)(3)	Wind River CLO Ltd. 2022-1A AR, 5.967%, (TSFR3M + 1.350%), 07/20/2035	500,173	0.3
		5,185,671	2.8

	United States: 6.6%
250,000 (1)(3)	AIG CLO LLC 2021- 1A C, 6.643%, (TSFR3M + 2.012%), 04/22/2034	250,618	0.1
400,000 (1)(3)	Apidos CLO XXIV 2016-24A BRR, 6.929%, (TSFR3M + 2.312%), 10/20/2030	402,165	0.2
843,926 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 6.268%, (TSFR1M + 1.464%), 11/15/2036	843,276	0.5
500,000 (1)(3)	BlueMountain CLO Ltd. 2013-2A CR, 6.843%, (TSFR3M + 2.212%), 10/22/2030	501,282	0.3
250,000 (1)(3)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 6.918%, (TSFR3M + 2.262%), 04/15/2034	250,187	0.1
500,000 (1)(3)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.279%, (TSFR3M + 1.662%), 04/19/2034	500,858	0.3
450,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.359%, (TSFR3M + 1.712%), 10/17/2034	450,719	0.3
750,000 (1)(3)	CIFC Funding Ltd. 2013-1A BR, 7.309%, (TSFR3M + 2.662%), 07/16/2030	751,997	0.4
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States: (continued)
332,145 (3)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.553%, 03/25/2036	$157,492	0.1
1,000,000 (1)(3)	Dryden 49 Senior Loan Fund 2017-49A CR, 6.944%, (TSFR3M + 2.312%), 07/18/2030	1,002,511	0.5
1,000,000 (1)(3)	Galaxy XV CLO Ltd. 2013-15A CRR, 6.768%, (TSFR3M + 2.112%), 10/15/2030	1,003,565	0.5
600,000 (1)(3)	Galaxy XXI CLO Ltd. 2015-21A CR, 6.629%, (TSFR3M + 2.012%), 04/20/2031	601,918	0.3
400,000 (1)(3)	LCM XXIV Ltd. 24A CR, 6.779%, (TSFR3M + 2.162%), 03/20/2030	401,632	0.2
600,000 (1)(3)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 6.659%, (TSFR3M + 2.012%), 04/16/2033	600,485	0.3
250,000 (1)(3)	OHA Credit Funding 8 Ltd. 2021-8A C, 6.794%, (TSFR3M + 2.162%), 01/18/2034	250,847	0.1
250,000 (1)(3)	Rad CLO 10 Ltd. 2021-10A C, 6.638%, (TSFR3M + 2.012%), 04/23/2034	248,759	0.1
650,000 (1)(3)	Shackleton CLO Ltd. 2019-15A CR, 7.068%, (TSFR3M + 2.412%), 01/15/2032	653,374	0.4
1,000,000 (1)(3)	Sound Point CLO IX Ltd. 2015-2A ARRR, 6.089%, (TSFR3M + 1.472%), 07/20/2032	1,001,006	0.5
768,153 (1)(3)	Sound Point Clo XV Ltd. 2017-1A CR, 6.938%, (TSFR3M + 2.312%), 01/23/2029	772,414	0.4
300,000 (1)(3)	Symphony CLO XXVI Ltd. 2021-26A CR, 6.879%, (TSFR3M + 2.262%), 04/20/2033	300,679	0.2
350,000 (1)(3)	TCI-Flatiron Clo Ltd. 2018-1A CR, 6.616%, (TSFR3M + 2.012%), 01/29/2032	350,708	0.2
450,000 (1)(3)	TCW CLO Ltd. 2021-1A C, 6.779%, (TSFR3M + 2.162%), 03/18/2034	450,768	0.3

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States: (continued)
600,000 (1)(3)	Venture XXVII CLO Ltd. 2017-27A CR, 7.179%, (TSFR3M + 2.562%), 07/20/2030	$598,412	0.3
		12,345,672	6.6
	Total Asset-Backed Securities (Cost $17,534,850)	17,531,343	9.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.9%
	Federal Home Loan Mortgage Corporation: 0.2%(9)
391,788 (9)	3.500%, 01/01/2048	355,880	0.2
40,014 (9)	4.000%, 09/01/2045	37,624	0.0
41,085 (9)	4.000%, 09/01/2045	38,533	0.0
63,628 (9)	4.000%, 05/01/2046	59,932	0.0
		491,969	0.2

	Federal National Mortgage Association: 1.0%(9)
2,140,000 (9)(10)	3.000%, 11/01/2054	1,842,585	1.0

	Government National Mortgage Association: 2.3%
1,939,107	2.500%, 05/20/2051	1,645,552	0.9
331,911	2.500%, 05/20/2052	281,437	0.2
190,449	2.500%, 08/20/2052	161,557	0.1
800,000 (10)	3.000%, 11/20/2054	701,567	0.4
68,643	4.500%, 08/20/2041	67,257	0.0
1,461,764	4.500%, 05/20/2053	1,397,056	0.7
9,073	5.500%, 03/20/2039	9,409	0.0
		4,263,835	2.3
	Uniform Mortgage-Backed Securities: 4.4%
4,792,172	2.000%, 02/01/2052	3,828,026	2.0
19,737	2.500%, 06/01/2030	18,850	0.0
27,270	2.500%, 06/01/2030	26,028	0.0
11,391	2.500%, 07/01/2030	10,866	0.0
2,953,000 (10)	2.500%, 11/01/2054	2,443,369	1.3
83,514	3.500%, 06/01/2034	80,140	0.1
819,629	3.500%, 03/01/2043	750,348	0.4
39,680	4.000%, 05/01/2045	37,339	0.0
736,699	4.000%, 04/01/2049	690,264	0.4
66,746	4.500%, 12/01/2040	65,308	0.0
122,287	4.500%, 12/01/2040	119,652	0.1
177,548	5.000%, 05/01/2042	178,105	0.1
		8,248,295	4.4

	Total U.S. Government Agency Obligations (Cost $15,632,875)	14,846,684	7.9
U.S. TREASURY OBLIGATIONS: 2.6%
	United States Treasury Bonds: 0.5%
1,002,100	4.125%, 08/15/2044	941,191	0.5

	United States Treasury Notes: 2.1%
445,900	3.500%, 09/30/2029	433,115	0.2
49,700	3.625%, 09/30/2031	47,934	0.0
2,036,600	3.875%, 08/15/2034	1,970,729	1.1
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: (continued)
1,475,400	4.625%, 05/15/2054	$1,510,210	0.8
		3,961,988	2.1

	Total U.S. Treasury Obligations (Cost $4,969,423)	4,903,179	2.6
PURCHASED OPTIONS(11): 0.0%
	Total Purchased Options (Cost $71,921)	17,621	0.0
	Total Long-Term Investments (Cost $181,419,920)	174,590,605	93.2

SHORT-TERM INVESTMENTS: 8.8%
	Repurchase Agreements: 2.2%
1,000,000 (12)	Bethesda Securities, Repurchase Agreement dated 10/31/2024, 4.950%, due 11/01/2024 (Repurchase Amount $1,000,136, collateralized by various U.S. Government Agency Obligations, 2.500%-7.311%, Market Value plus accrued interest $1,020,147, due 10/01/27-01/01/57)	1,000,000	0.5
1,000,000 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 10/31/2024, 4.930%, due 11/01/2024 (Repurchase Amount $1,000,135, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $1,020,000, due 02/25/25-02/01/57)	1,000,000	0.5

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (12)	Citigroup Global Markets, Inc., Repurchase Agreement dated 10/31/2024, 4.860%, due 11/01/2024 (Repurchase Amount $1,000,133, collateralized by various U.S. Government Agency Obligations, 2.000%-7.964%, Market Value plus accrued interest $1,020,000, due 02/01/36-08/20/67)	$1,000,000	0.6
151,263 (12)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 10/31/2024, 4.890%, due 11/01/2024 (Repurchase Amount $151,283, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-7.500%, Market Value plus accrued interest $154,288, due 05/15/25-11/01/54)	151,263	0.1
1,000,000 (12)	HSBC Securities (USA), Inc., Repurchase Agreement dated 10/31/2024, 4.860%, due 11/01/2024 (Repurchase Amount $1,000,133, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $1,020,000, due 05/01/28-10/01/54)	1,000,000	0.5
	Total Repurchase Agreements (Cost $4,151,263)	4,151,263	2.2
	Commercial Paper: 6.4%
1,900,000	AT&T, Inc., 5.010%, 11/06/2024	1,898,440	1.0
1,500,000	BASF SE, 4.850%, 12/30/2024	1,488,175	0.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,700,000	Duke Energy Corp., 4.940%, 11/01/2024	$1,699,770	0.9
2,650,000	Fiserv, Inc., 5.020%, 11/01/2024	2,649,637	1.4
1,900,000	Keurig Dr Pepper, Inc., 5.010%, 11/06/2024	1,898,440	1.0
2,405,000	Sysco Corp., 4.940%, 11/01/2024	2,404,675	1.3
	Total Commercial Paper (Cost $12,040,486)	12,039,137	6.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
400,000 (13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.780% (Cost $400,000)	$400,000	0.2
	Total Short-Term Investments (Cost $16,591,749)	16,590,400	8.8
	Total Investments in Securities (Cost $198,011,669)	$191,181,005	102.0
	Liabilities in Excess of Other Assets	(3,786,521)	(2.0)
	Net Assets	$187,394,484	100.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of October 31, 2024.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Defaulted security.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of October 31, 2024.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(10)	Represents or includes a TBA transaction.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of October 31, 2024.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	EU Euro
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	21.3%
Sovereign Bonds	17.6
Commercial Mortgage-Backed Securities	10.2
Asset-Backed Securities	9.4
U.S. Government Agency Obligations	7.9
Financial	7.8
Sector Diversification	Percentage of Net Assets
Consumer, Non-cyclical	3.7%
Industrial	2.8
U.S. Treasury Obligations	2.6
Utilities	2.6
Consumer, Cyclical	2.4
Energy	1.9
Technology	1.2
Communications	1.0
Basic Materials	0.8
Purchased Options	0.0
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at October 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$45,356,686	$—	$45,356,686
Collateralized Mortgage Obligations	—	39,897,029	—	39,897,029
Sovereign Bonds	—	32,167,869	876,736	33,044,605
Commercial Mortgage-Backed Securities	—	18,993,458	—	18,993,458
Asset-Backed Securities	—	17,531,343	—	17,531,343
U.S. Government Agency Obligations	—	14,846,684	—	14,846,684
U.S. Treasury Obligations	—	4,903,179	—	4,903,179
Purchased Options	—	17,621	—	17,621
Short-Term Investments	400,000	16,190,400	—	16,590,400
Total Investments, at fair value	$400,000	$189,904,269	$876,736	$191,181,005
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	2,262,748	—	2,262,748
Forward Foreign Currency Contracts	—	322,351	—	322,351
Forward Premium Swaptions	—	232,958	—	232,958
Futures	387,731	—	—	387,731
OTC Cross-Currency Swaps	—	4,088	—	4,088
Total Assets	$787,731	$192,726,414	$876,736	$194,390,881
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(2,078,904)	$—	$(2,078,904)
Forward Foreign Currency Contracts	—	(302,797)	—	(302,797)
Forward Premium Swaptions	—	(76,203)	—	(76,203)
Futures	(1,639,303)	—	—	(1,639,303)
OTC Total Return Swaps	—	(92,122)	—	(92,122)
OTC volatility swaps	—	(1,605)	—	(1,605)
Written Options	—	(307)	—	(307)
Total Liabilities	$(1,639,303)	$(2,551,938)	$—	$(4,191,241)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At October 31, 2024, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	934,898	CHF	807,275	Bank of America N.A.	12/13/24	$(4,075)
USD	203,542	TRY	9,424,000	Bank of America N.A.	04/03/25	(32,800)
NOK	1,801,156	USD	164,948	Barclays Bank PLC	12/13/24	(1,175)
SEK	6,863,614	USD	653,027	Barclays Bank PLC	12/13/24	(7,486)
CAD	6,115,217	USD	4,430,654	Barclays Bank PLC	12/13/24	(32,876)
DKK	2,657,022	USD	386,115	BNP Paribas	12/13/24	2,145
SGD	804,587	USD	614,305	Brown Brothers Harriman & Co.	12/06/24	(4,114)
JPY	3,006,709	USD	19,769	Brown Brothers Harriman & Co.	12/13/24	124
JPY	2,712,674,288	USD	18,075,433	Brown Brothers Harriman & Co.	12/13/24	(128,058)
USD	466,236	COP	2,009,383,674	Citibank N.A.	12/06/24	14,255
USD	988,141	BRL	5,679,145	Citibank N.A.	12/06/24	9,526
CNY	5,111,430	USD	717,151	Citibank N.A.	12/06/24	4,565
USD	126,296	CZK	2,938,397	Deutsche Bank AG	12/06/24	(17)
CHF	803,086	USD	927,994	Deutsche Bank AG	12/13/24	6,106
NZD	609,194	USD	368,581	Deutsche Bank AG	12/13/24	(4,341)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2024 (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	9,880,169	USD	489,695	Goldman Sachs International	12/06/24	$1,329
CLP	122,648,921	USD	128,515	Goldman Sachs International	12/06/24	(984)
TRY	9,424,000	USD	203,323	Goldman Sachs International	04/03/25	33,020
PLN	169,733	USD	42,602	JPMorgan Chase Bank N.A.	12/06/24	(241)
USD	1,162,807	PEN	4,369,132	Morgan Stanley Capital Services LLC	12/06/24	5,436
USD	291,572	IDR	4,531,727,940	Morgan Stanley Capital Services LLC	12/06/24	3,377
ILS	1,073,195	USD	284,779	Morgan Stanley Capital Services LLC	12/06/24	2,807
HUF	53,585,311	USD	144,486	Morgan Stanley Capital Services LLC	12/06/24	(1,932)
EUR	36,251,091	USD	39,269,418	Morgan Stanley Capital Services LLC	12/13/24	228,842
RON	1,509,325	USD	329,040	Standard Chartered Bank	12/06/24	736
CNY	52,803	USD	7,426	State Street Bank and Trust Co.	12/06/24	29
CHF	884,950	USD	1,027,967	State Street Bank and Trust Co.	12/13/24	1,352
GBP	6,733,779	USD	8,732,028	The Bank of Montreal	12/13/24	(49,790)
USD	5,727	ZAR	101,147	Toronto Dominion Securities	12/06/24	5
USD	745,665	THB	24,888,520	UBS AG	12/06/24	6,574
KRW	2,963,912,327	USD	2,155,774	UBS AG	12/06/24	2,123
HKD	547,037	USD	70,434	UBS AG	12/06/24	(20)
AUD	3,386,080	USD	2,264,156	UBS AG	12/13/24	(34,888)
						$19,554

At October 31, 2024, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 3-Year Bond	27	12/16/24	$1,875,881	$(30,394)
Australia 10-Year Bond	12	12/16/24	883,257	(41,847)
Canada 10-Year Bond	39	12/18/24	3,416,964	(53,797)
Euro-Bobl 5-Year	91	12/06/24	11,695,093	(80,439)
Euro-Bund	3	12/06/24	430,096	(5,197)
Euro-Buxl 30-year German Government Bond	25	12/06/24	3,599,360	(74,804)
Euro-OAT	55	12/06/24	7,457,931	(86,503)
Euro-Schatz	98	12/06/24	11,357,097	(18,794)
Long Gilt	21	12/27/24	2,546,472	(149,050)
Long-Term Euro-BTP	30	12/06/24	3,901,211	24,364
U.S. Treasury 2-Year Note	324	12/31/24	66,726,281	(604,541)
U.S. Treasury 5-Year Note	52	12/31/24	5,576,187	(62,912)
U.S. Treasury 10-Year Note	3	12/19/24	331,406	(100)
U.S. Treasury Long Bond	13	12/19/24	1,533,594	(42,403)
U.S. Treasury Ultra Long Bond	48	12/19/24	6,030,000	(388,515)
			$127,360,830	$(1,614,932)
Short Contracts:
Japanese Government Bonds 10-Year Mini	(4)	12/12/24	(379,123)	(7)
U.S. Treasury Ultra 10-Year Note	(80)	12/19/24	(9,100,000)	363,367
			$(9,479,123)	$363,360

At October 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	3.904%	Annual	10/17/27	GBP	2,000,000	$(19,202)	$(19,202)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP	2,400,000	(1,235,066)	(1,235,066)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	2.169	Annual	04/14/25	GBP	3,500,000	(50,204)	(50,204)
Pay	3-month KRW-CD-KSDA-Bloomberg	Quarterly	2.935	Quarterly	07/31/34	KRW	3,586,082,000	(13,670)	(13,670)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.320	Monthly	10/07/26	MXN	26,246,500	(11,728)	(11,728)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058	Monthly	08/08/29	USD	1,200,000	(35,617)	(35,635)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.150	Monthly	10/27/47	USD	1,465,000	(124,698)	(124,637)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2024 (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.098%	Monthly	08/08/32	USD	1,600,000	$(66,412)	$(72,135)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.040	Monthly	05/08/31	USD	2,500,000	(97,742)	(97,051)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	200,000	17,811	17,811
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	2.999	Annual	09/13/52	GBP	500,000	116,034	116,034
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.803	Annual	09/13/25	GBP	800,000	6,026	6,026
Receive	1-day Overnight Tokyo Average Rate	Annual	1.487	Annual	08/08/54	JPY	75,000,000	27,648	27,648
Receive	1-day Overnight Tokyo Average Rate	Annual	1.678	Annual	10/21/54	JPY	80,000,000	5,801	5,801
Receive	1-day Overnight Tokyo Average Rate	Annual	1.440	Annual	06/19/44	JPY	90,000,000	4,281	4,281
Receive	28-day MXN TIIE-BANXICO	Monthly	9.780	Monthly	10/20/26	MXN	27,317,000	847	847
Receive	1-day Secured Overnight Financing Rate	Annual	3.759	Annual	08/16/44	USD	1,183,700	5,894	5,894
Receive	1-day Secured Overnight Financing Rate	Annual	1.847	Annual	02/17/32	USD	2,000,000	244,251	244,251
Receive	1-day Secured Overnight Financing Rate	Monthly	3.562	Monthly	11/03/26	USD	4,000,000	24,210	24,185
Receive	1-day Secured Overnight Financing Rate	Annual	3.860	Annual	06/26/34	USD	4,000,000	(26,087)	(26,087)
Receive	1-day Secured Overnight Financing Rate	Annual	2.188	Annual	03/24/27	USD	5,000,000	195,105	195,105
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	5,000,000	114,879	114,879
Receive	1-day Secured Overnight Financing Rate	Monthly	3.121	Monthly	02/08/28	USD	5,000,000	102,352	103,778
Receive	1-day Secured Overnight Financing Rate	Annual	3.605	Annual	01/08/31	USD	5,000,000	47,494	47,494
Receive	1-day Secured Overnight Financing Rate	Annual	4.006	Annual	06/26/29	USD	7,000,000	(60,493)	(60,493)
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD	7,000,000	146,681	146,681
Receive	1-day Secured Overnight Financing Rate	Annual	3.956	Annual	02/01/27	USD	10,000,000	(7,172)	(7,172)
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	12,000,000	1,053,230	1,053,230
Receive	1-day Secured Overnight Financing Rate	Monthly	4.068	Monthly	05/03/25	USD	13,000,000	20,067	19,763
Receive	1-day Secured Overnight Financing Rate	Annual	2.590	Annual	04/13/25	USD	15,000,000	129,040	129,040
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	27,049,700	(215,611)	(215,611)
Receive	1-day Secured Overnight Financing Rate	Annual	4.241	Annual	07/22/26	USD	27,160,000	(110,213)	(110,213)
								$187,736	$183,844

At October 31, 2024, Voya Global Bond Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pays	Fund Receives	Maturity Date	Counter party		Notional Amount of Currency Received(1)		Notional Amount of Currency Delivered(1)	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 1-day Secured Overnight Financing Rate based on the notional amount of currency received	Floating rate equal to 28-day MXN TIIE-BANXICO based on the notional amount of currency delivered	12/15/2027	BNP Paribas	USD	2,335,360	MXN	46,298,512	$4,088	$—	$4,088
								$4,088	$—	$4,088

(1)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At October 31, 2024, the following OTC total return swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date		Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 20-Year Treasury Bond	At Termination Date	1.90%	At Termination Date	Goldman Sachs International	12/12/24	JPY	1,000,000,000	$(12,011)	$—	$(12,011)
Receive	Japanese Government 2-Year Treasury Bond	At Termination Date	0.40%	At Termination Date	Nomura Global	11/21/24	JPY	1,000,000,000	(4,469)	—	(4,469)
Receive	Japanese Government 5-Year Treasury Bond	At Termination Date	0.60%	At Termination Date	Nomura Global	11/21/24	JPY	400,000,000	(7,613)	—	(7,613)
Receive	Japanese Government 20-Year Treasury Bond	At Termination Date	0.70%	At Termination Date	Nomura Global	11/21/24	JPY	800,000,000	(68,029)	—	(68,029)
									$(92,122)	$—	$(92,122)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2024 (continued)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At October 31, 2024, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	EUR vs. USD Spot Exchange Rate	6.550%	Deutsche Bank AG	02/03/25	USD	13,580	$(1,605)	$(1,605)
							$(1,605)	$(1,605)

At October 31, 2024, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put CHF	Deutsche Bank AG	12/20/24	0.896	USD	132,690	$16,918	$8,401
Call USD vs. Put CNH	BNP Paribas	02/14/25	7.500	USD	126,000	11,045	8,568
						$27,963	$16,969

At October 31, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Cost	Fair Value
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.100%	6-month EUR-EURIBOR	12/20/24	EUR	13,872,000	$43,958	$652
								$43,958	$652

At October 31, 2024, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premiums Received	Fair Value
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.280%	6-month EUR-EURIBOR	12/20/24	EUR	13,872,000	$27,325	$(224)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.453%	6-month EUR-EURIBOR	12/20/24	EUR	13,872,000	16,633	(83)
								$43,958	$(307)

At October 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	2,367,400	$(99,431)	$(10,126)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	3,136,000	(548,800)	70,952
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	7,382,300	(1,328,814)	137,896
								$(1,977,045)	$198,722

At October 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Pay	1-day Secured Overnight Financing Rate	09/19/28	USD	12,473,000	$97,367	$24,110
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	2,367,400	99,431	(12,924)
Put on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Receive	1-day Secured Overnight Financing Rate	09/19/28	USD	12,473,000	97,367	(33,255)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2024 (continued)

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Put on 2-Year Interest Rate Swap	UBS AG	2.300%	Receive	6-month EUR-EURIBOR	10/19/26	EUR	12,473,000	$107,862	$(19,898)
								$402,027	$(41,967)

(1)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

AUD	—	Australian Dollar	ILS	—	Israeli New Shekel
BRL	—	Brazilian Real	JPY	—	Japanese Yen
CAD	—	Canadian Dollar	KRW	—	South Korean Won
CHF	—	Swiss Franc	MXN	—	Mexican Peso
CLP	—	Chilean Peso	NOK	—	Norwegian Krone
CNY	—	Chinese Yuan	NZD	—	New Zealand Dollar
COP	—	Colombian Peso	PEN	—	Peruvian Nuevo Sol
CZK	—	Czech Koruna	PLN	—	Polish Zloty
DKK	—	Danish Krone	RON	—	Romanian New Leu
EUR	—	EU Euro	SEK	—	Swedish Krona
GBP	—	British Pound	SGD	—	Singapore Dollar
HKD	—	Hong Kong Sar Dollar	THB	—	Thai Baht
HUF	—	Hungarian Forint	TRY	—	Turkish Lira
IDR	—	Indonesian Rupiah	USD	—	United States Dollar
			ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$16,969
Interest rate contracts	Investments in securities at value*	652
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	322,351
Interest rate contracts	Unrealized appreciation on forward premium swaptions	232,958
Interest rate contracts	Variation margin receivable on futures contracts**	387,731
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	2,262,748
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	4,088
Total Asset Derivatives		$3,227,497
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$302,797
Interest rate contracts	Unrealized depreciation on forward premium swaptions	76,203
Interest rate contracts	Variation margin payable on futures contracts**	1,639,303
Interest rate contracts	Variation margin payable on centrally cleared swaps**	2,078,904
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	1,605
Interest rate contracts	Unrealized depreciation on OTC swap agreements	92,122
Interest rate contracts	Written options, at fair value	307
Total Liability Derivatives		$4,191,241

*	Includes purchased options.

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2024 (continued)

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended October 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$560,592	$—	$560,592
Equity contracts	—	—	47,865	—	—	47,865
Foreign exchange contracts	(270,327)	(871,509)	—	(131,766)	9,049	(1,264,553)
Interest rate contracts	(251,228)	—	2,218,126	(455,069)	1,049,266	2,561,095
Total	$(521,555)	$(871,509)	$2,265,991	$(26,243)	$1,058,315	$1,904,999

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$69,675	$—	$69,675
Foreign exchange contracts	152,968	990,227	—	2,483	2,155	1,147,834
Interest rate contracts	247,589	—	(640,527)	(969,397)	255,092	(1,107,243)
Total	$400,557	$990,227	$(640,527)	$(897,239)	$257,247	$110,266

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at October 31, 2024:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura Global	Standard Chartered Bank
Assets:
Purchased options	$—	$—	$8,568	$—	$—	$8,401	$652	$—	$—	$—	$—
Forward foreign currency
contracts	—	—	2,145	124	28,346	6,106	34,349	—	240,462	—	736
Forward premium swaptions	24,110	208,848	—	—	—	—	—	—	—	—	—
Cross-Currency Swaps	—	—	4,088	—	—	—	—	—	—	—	—
Total Assets	$24,110	$208,848	$14,801	$124	$28,346	$14,507	$35,001	$—	$240,462	$—	$736
Liabilities:
Forward foreign currency
contracts	$36,875	$41,537	$—	$132,172	$—	$4,358	$984	$241	$1,932	$—	$—
Forward premium swaptions	33,255	—	—	—	—	—	—	23,050	—	—	—
OTC total return swaps	—	—	—	—	—	—	12,011	—	—	80,111	—
Volatility Swaps	—	—	—	—	—	1,605	—	—	—	—	—
Written options	—	—	—	—	—	—	307	—	—	—	—
Total Liabilities	$70,130	$41,537	$—	$132,172	$—	$5,963	$13,302	$23,291	$1,932	$80,111	$—
Net OTC derivative
instruments by
counterparty, at fair value	$(46,020)	$167,311	$14,801	$(132,048)	$28,346	$8,544	$21,699	$(23,291)	$238,530	$(80,111)	$736
Total collateral pledged by
the Fund/(Received from
counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$(140,000)	$—	$—
Net Exposure(1)(2)	$(46,020)	$167,311	$14,801	$(132,048)	$28,346	$8,544	$21,699	$(23,291)	$98,530	$(80,111)	$736

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2024 (continued)

	State Street Bank and Trust Co.	The Bank of Montreal	Toronto Dominion Securities	UBS AG	Total
Assets:
Purchased options	$—	$—	$—	$—	$17,621
Forward foreign currency contracts	1,381	—	5	8,697	322,351
Forward premium swaptions	—	—	—	—	232,958
Cross-Currency Swaps	—	—	—	—	4,088
Total Assets	$1,381	$—	$5	$8,697	$577,018
Liabilities:
Forward foreign currency contracts	$—	$49,790	$—	$34,908	$302,797
Forward premium swaptions	—	—	—	19,898	76,203
OTC total return swaps	—	—	—	—	92,122
Volatility Swaps	—	—	—	—	1,605
Written options	—	—	—	—	307
Total Liabilities	$—	$49,790	$—	$54,806	$473,034
Net OTC derivative instruments by counterparty, at fair value	$1,381	$(49,790)	$5	$(46,109)	$103,984
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$46,109	$(93,891)
Net Exposure(1)(2)	$1,381	$(49,790)	$5	$—	$10,093

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At October 31, 2024, the Fund had pledged $10,000 and $50,000 in cash collateral to State Street Bank and Trust Co. and UBS AG, respectively. In addition, the Fund had received $140,000 in cash collateral from Morgan Stanley Capital Services LLC. Excess cash collateral is not shown for financial reporting purposes.

At October 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $199,241,970.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$7,536,379
Gross Unrealized Depreciation	(15,981,769)
Net Unrealized Depreciation	$(8,445,390)

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund
PORTFOLIO OF INVESTMENTS as of October 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Australia: 1.9%
27,818	Ampol Ltd.	$509,306	0.2
56,806	Computershare Ltd.	982,028	0.4
217,902	Medibank Pvt Ltd.	512,108	0.2
102,502	QBE Insurance Group Ltd.	1,157,257	0.5
104,374	Scentre Group	239,294	0.1
492,799	Telstra Group Ltd.	1,233,682	0.5
		4,633,675	1.9
	Bermuda: 0.6%
17,987	Axis Capital Holdings Ltd.	1,407,663	0.6

	Canada: 3.7%
8,404	Canadian Imperial Bank of Commerce	525,782	0.2
44,086	Cenovus Energy, Inc.	708,935	0.3
16,151	iA Financial Corp., Inc.	1,315,883	0.5
48,238	Keyera Corp.	1,481,421	0.6
24,256	Parkland Corp.	564,438	0.2
33,836	Pembina Pipeline Corp.	1,415,554	0.5
6,140	Rogers Communications, Inc. - Class B	223,004	0.1
38,558	Suncor Energy, Inc.	1,455,531	0.6
7,550	Thomson Reuters Corp.	1,235,839	0.5
15,355	TMX Group Ltd.	479,613	0.2
		9,406,000	3.7
	Denmark: 0.8%
48,040	Danske Bank A/S	1,420,498	0.5
1,447	Pandora A/S	218,781	0.1
18,609	Tryg A/S	439,186	0.2
		2,078,465	0.8
	France: 2.1%
4,659	BNP Paribas SA	318,181	0.1
16,624 (1)	Carrefour SA	264,004	0.1
13,746	Cie Generale des Etablissements Michelin SCA	464,553	0.2
19,231	Credit Agricole SA	294,774	0.1
11,941	Danone SA	853,047	0.4
2,658	Eiffage SA	247,390	0.1
30,147	Getlink SE	512,337	0.2
2,126	Ipsen SA	259,175	0.1
115,799	Orange SA	1,272,132	0.5
7,577	Sanofi	800,735	0.3
		5,286,328	2.1
	Germany: 1.7%
3,062	Allianz SE	963,933	0.4
71,702	Deutsche Telekom AG, Reg	2,167,801	0.8
6,445 (2)	Scout24 SE	556,753	0.2
5,750	Symrise AG	691,901	0.3
		4,380,388	1.7
	Hong Kong: 1.0%
353,000	BOC Hong Kong Holdings Ltd.	1,152,450	0.5
46,500	CK Hutchison Holdings Ltd.	244,549	0.1
9,500	Jardine Matheson Holdings Ltd.	357,913	0.1
88,500	Power Assets Holdings Ltd.	589,522	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
31,500	Swire Pacific Ltd. - Class A	$263,834	0.1
		2,608,268	1.0
	Ireland: 0.1%
3,089	Medtronic PLC	275,693	0.1

	Israel: 0.2%
52,413	Bank Leumi Le-Israel BM	532,492	0.2

	Italy: 1.7%
415,806	Intesa Sanpaolo SpA	1,779,653	0.7
49,507 (2)	Poste Italiane SpA	696,134	0.3
41,563	UniCredit SpA	1,838,712	0.7
		4,314,499	1.7
	Japan: 4.9%
64,500	Central Japan Railway Co.	1,335,746	0.5
50,100	Chubu Electric Power Co., Inc.	575,907	0.2
23,600	Dai-ichi Life Holdings, Inc.	588,355	0.2
7,100	Daito Trust Construction Co. Ltd.	784,575	0.3
27,800	Daiwa House Industry Co. Ltd.	829,237	0.3
1,100	Disco Corp.	312,988	0.1
48,500	ENEOS Holdings, Inc.	244,661	0.1
1,900	Hoya Corp.	254,209	0.1
17,300	Japan Airlines Co. Ltd.	277,459	0.1
25,900	Japan Post Holdings Co. Ltd.	238,956	0.1
53,100	Japan Tobacco, Inc.	1,482,417	0.6
19,100	JFE Holdings, Inc.	229,952	0.1
16,600	Kirin Holdings Co. Ltd.	244,396	0.1
39,500	Nitto Denko Corp.	649,923	0.3
22,200	Ono Pharmaceutical Co. Ltd.	277,282	0.1
5,600	Otsuka Holdings Co. Ltd.	338,300	0.2
23,200	Secom Co. Ltd.	825,059	0.3
50,700	Sekisui Chemical Co. Ltd.	715,524	0.3
20,400	Shionogi & Co. Ltd.	291,368	0.1
12,300	Sumitomo Corp.	259,486	0.1
23,900	Takeda Pharmaceutical Co. Ltd.	666,839	0.3
17,400	Trend Micro, Inc./Japan	910,410	0.4
		12,333,049	4.9
	Netherlands: 1.3%
2,084	BE Semiconductor Industries NV	221,834	0.1
267,564	Koninklijke KPN NV	1,045,715	0.4
30,719	NN Group NV	1,508,064	0.6
2,132	Wolters Kluwer NV	358,354	0.2
		3,133,967	1.3
	Norway: 0.7%
51,301	DNB Bank ASA	1,063,110	0.4
52,291	Telenor ASA	642,217	0.3
		1,705,327	0.7
	Singapore: 0.8%
42,500	DBS Group Holdings Ltd.	1,232,279	0.5
27,400	Singapore Exchange Ltd.	234,791	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund
PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore (continued)
167,300	Singapore Technologies Engineering Ltd.	$573,588	0.2
		2,040,658	0.8
	Spain: 1.6%
17,267	ACS Actividades de Construccion y Servicios SA	828,045	0.3
3,676 (2)	Aena SME SA	814,675	0.3
24,297	Industria de Diseno Textil SA	1,385,284	0.6
72,910	Repsol SA	912,714	0.4
		3,940,718	1.6
	Sweden: 0.6%
23,612	Essity AB - Class B	666,616	0.3
19,121	SKF AB - Class B	362,686	0.1
28,577	Swedbank AB - Class A	579,842	0.2
		1,609,144	0.6
	Switzerland: 1.9%
200	Givaudan SA, Reg	949,490	0.4
18,706	Holcim AG	1,836,943	0.7
18,046	Novartis AG, Reg	1,958,104	0.8
		4,744,537	1.9
	United Kingdom: 3.2%
68,466 (2)	Auto Trader Group PLC	739,265	0.3
70,504	Aviva PLC	413,177	0.2
80,294	BAE Systems PLC	1,294,131	0.5
118,147	BP PLC	577,839	0.2
49,973	British American Tobacco PLC	1,747,521	0.7
198,977	Centrica PLC	301,209	0.1
22,574	Informa PLC	235,829	0.1
85,897	NatWest Group PLC	407,004	0.2
37,470	Pearson PLC	550,225	0.2
43,276	Sage Group PLC	540,857	0.2
29,037	Smiths Group PLC	572,986	0.2
16,977	Whitbread PLC	660,526	0.3
		8,040,569	3.2
	United States: 69.6%
20,620	AbbVie, Inc.	4,203,799	1.7
3,202	Acuity Brands, Inc.	962,809	0.4
8,796	AECOM	939,413	0.4
5,214	Allison Transmission Holdings, Inc.	557,168	0.2
5,389	Allstate Corp.	1,005,156	0.4
4,209	Alphabet, Inc. - Class A	720,202	0.3
35,657	Altria Group, Inc.	1,941,880	0.8
15,929	Amdocs Ltd.	1,397,690	0.6
56	Amdocs Ltd.	4,914	0.0
3,372	American Financial Group, Inc.	434,752	0.2
28,942	American Homes 4 Rent - Class A	1,019,916	0.4
714	Ameriprise Financial, Inc.	364,354	0.1
7,216	AmerisourceBergen Corp.	1,645,825	0.7
7,400	AMETEK, Inc.	1,356,716	0.5
3,748	Aon PLC - Class A	1,375,029	0.5
4,296	Applied Materials, Inc.	780,068	0.3
6,953	Assurant, Inc.	1,332,890	0.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
117,110	AT&T, Inc.	$2,639,659	1.0
8,262	Automatic Data Processing, Inc.	2,389,701	1.0
30,675	Baker Hughes Co.	1,168,104	0.5
11,828	Black Hills Corp.	700,099	0.3
45,276	Bristol-Myers Squibb Co.	2,525,043	1.0
46,778	Brixmor Property Group, Inc.	1,260,667	0.5
7,011	Broadridge Financial Solutions, Inc.	1,478,339	0.6
8,021	Brown & Brown, Inc.	839,317	0.3
2,873	Cabot Corp.	309,796	0.1
2,121	Capital One Financial Corp.	345,278	0.1
13,819	Cardinal Health, Inc.	1,499,638	0.6
8,281	Cboe Global Markets, Inc.	1,768,573	0.7
2,556	Chevron Corp.	380,384	0.2
5,999	Cigna Group	1,888,545	0.8
7,532	Cintas Corp.	1,550,161	0.6
58,099	Cisco Systems, Inc.	3,182,082	1.3
23,306	Citigroup, Inc.	1,495,546	0.6
9,157	CME Group, Inc.	2,063,622	0.8
3,826	Coca-Cola Co.	249,876	0.1
16,615	Colgate-Palmolive Co.	1,556,992	0.6
19,506	Commerce Bancshares, Inc.	1,219,125	0.5
18,345	ConocoPhillips	2,009,511	0.8
8,433	COPT Defense Properties	271,543	0.1
65,075	Coterra Energy, Inc.	1,556,594	0.6
9,248	CSX Corp.	311,103	0.1
30,299	CVS Health Corp.	1,710,682	0.7
5,582	Delta Air Lines, Inc.	319,402	0.1
3,047	Diamondback Energy, Inc.	538,618	0.2
30,022	Dow, Inc.	1,482,486	0.6
15,706	DT Midstream, Inc.	1,415,896	0.6
10,919	DTE Energy Co.	1,356,358	0.5
20,968	Edison International	1,727,763	0.7
4,243	Elevance Health, Inc.	1,721,640	0.7
13,500	Entergy Corp.	2,089,530	0.8
19,402	Equitable Holdings, Inc.	879,687	0.4
20,274	Equity Residential	1,426,681	0.6
19,646	Essent Group Ltd.	1,178,956	0.5
2,590	Essex Property Trust, Inc.	735,197	0.3
26,755	Evergy, Inc.	1,617,072	0.6
10,919	Fortive Corp.	779,944	0.3
25,725	Gaming and Leisure Properties, Inc.	1,291,138	0.5
23,024	General Mills, Inc.	1,566,092	0.6
38,087	Genpact Ltd.	1,453,781	0.6
6,846	Genuine Parts Co.	785,236	0.3
28,981	Gilead Sciences, Inc.	2,574,092	1.0
21,601	H&R Block, Inc.	1,290,228	0.5
5,098	Hancock Whitney Corp.	265,504	0.1
2,923	Hanover Insurance Group, Inc.	433,569	0.2
15,450	Hartford Financial Services Group, Inc.	1,706,298	0.7
22,360	Hewlett Packard Enterprise Co.	435,796	0.2

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund
PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
2,868	Hilton Worldwide Holdings, Inc.	$673,550	0.3
2,404	Humana, Inc.	619,823	0.2
10,006	Ingredion, Inc.	1,328,397	0.5
9,557	International Bancshares Corp.	585,462	0.2
31,998	Invitation Homes, Inc.	1,005,057	0.4
7,127	Jack Henry & Associates, Inc.	1,296,615	0.5
26,758	Johnson & Johnson	4,277,534	1.7
12,279	Kimberly-Clark Corp.	1,647,596	0.7
80,235	Kinder Morgan, Inc.	1,966,560	0.8
829	KLA Corp.	552,305	0.2
31,323	Kraft Heinz Co.	1,048,068	0.4
11,140	Leidos Holdings, Inc.	2,040,402	0.8
2,755	Lockheed Martin Corp.	1,504,368	0.6
19,572	Loews Corp.	1,545,405	0.6
8,556	LyondellBasell Industries NV - Class A	743,089	0.3
5,417	ManpowerGroup, Inc.	340,458	0.1
8,338	Marsh & McLennan Cos., Inc.	1,819,685	0.7
2,664	McKesson Corp.	1,333,572	0.5
21,341	Merck & Co., Inc.	2,183,611	0.9
18,004	MetLife, Inc.	1,411,874	0.6
55,764	MGIC Investment Corp.	1,396,331	0.6
6,560	Molson Coors Beverage Co. - Class B	357,323	0.1
17,266	National Fuel Gas Co.	1,045,111	0.4
12,352	NetApp, Inc.	1,424,309	0.6
13,940	New Jersey Resources Corp.	639,707	0.3
993	NewMarket Corp.	521,295	0.2
35,864	NiSource, Inc.	1,260,978	0.5
12,933	NorthWestern Corp.	691,398	0.3
5,294	NVIDIA Corp.	702,831	0.3
34,048	OGE Energy Corp.	1,361,580	0.5
5,919	ONE Gas, Inc.	421,847	0.2
9,628	OneMain Holdings, Inc.	478,223	0.2
20,418	ONEOK, Inc.	1,978,096	0.8
18,298	PepsiCo, Inc.	3,038,932	1.2
12,580	PG&E Corp.	254,368	0.1
22,502	Philip Morris International, Inc.	2,986,015	1.2
13,347	Phillips 66	1,625,932	0.6
11,623	Procter & Gamble Co.	1,919,887	0.8
5,143	Prosperity Bancshares, Inc.	376,468	0.2
14,392	Prudential Financial, Inc.	1,762,732	0.7
7,542	Qualcomm, Inc.	1,227,611	0.5
2,070	Ralph Lauren Corp.	409,715	0.2
4,651	Raytheon Technologies Corp.	562,724	0.2
17,459	Regency Centers Corp.	1,247,271	0.5
7,150	Reinsurance Group of America, Inc.	1,509,222	0.6
7,464	Republic Services, Inc.	1,477,872	0.6
28,469	Rithm Capital Corp.	301,487	0.1
28,282	Rollins, Inc.	1,333,213	0.5
12,702	RPM International, Inc.	1,614,551	0.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
5,475	Ryder System, Inc.	$800,883	0.3
10,653	Sempra Energy	888,141	0.4
2,427	Sherwin-Williams Co.	870,735	0.3
5,796	Skyworks Solutions, Inc.	507,614	0.2
18,716	SLM Corp.	412,313	0.2
4,991	Snap-on, Inc.	1,647,679	0.7
21,219	SS&C Technologies Holdings, Inc.	1,483,845	0.6
20,076	Synchrony Financial	1,106,991	0.4
11,071	Tapestry, Inc.	525,319	0.2
8,342	Texas Roadhouse, Inc.	1,594,323	0.6
2,098	TJX Cos., Inc.	237,137	0.1
3,715	Tradeweb Markets, Inc. - Class A	471,805	0.2
7,633	Travelers Cos., Inc.	1,877,260	0.7
7,655	UnitedHealth Group, Inc.	4,321,247	1.7
28,263	Unum Group	1,813,919	0.7
67,770	Verizon Communications, Inc.	2,855,150	1.1
4,683	Visa, Inc. - Class A	1,357,368	0.5
2,488	Watts Water Technologies, Inc. - Class A	474,188	0.2
43,606	Wells Fargo & Co.	2,830,902	1.1
78,539	Wendy's Co.	1,500,880	0.6
4,468	Xcel Energy, Inc.	298,507	0.1
		175,210,191	69.6
	Total Common Stock (Cost $212,659,080)	247,681,631	98.4

EXCHANGE-TRADED FUNDS: 0.4%
5,191	iShares MSCI EAFE Value ETF	284,882	0.1
3,854	iShares Russell 1000 Value ETF	723,319	0.3
		1,008,201	0.4
	Total Exchange-Traded Funds (Cost $943,902)	1,008,201	0.4

PREFERRED STOCK: 0.7%
	Germany: 0.7%
13,598	Henkel AG & Co. KGaA	1,177,490	0.5
11,488	Porsche Automobil Holding SE	477,248	0.2
		1,654,738	0.7
	Total Preferred Stock (Cost $1,759,149)	1,654,738	0.7
	Total Long-Term Investments (Cost $215,362,131)	250,344,570	99.5

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund
PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.1%
260,894 (3)	Bank of Montreal, Repurchase Agreement dated 10/31/2024, 4.860%, due 11/01/2024 (Repurchase Amount $260,929, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 1.713%- 7.623%, Market Value plus accrued interest $266,112, due 01/01/26-12/01/52)	$260,894	0.1
	Total Repurchase Agreements (Cost $260,894)	260,894	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
656,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.780% (Cost $656,000)	$656,000	0.3

	Total Short-Term Investments (Cost $916,894)	916,894	0.4
	Total Investments in Securities (Cost $216,279,025)	$251,261,464	99.9
	Assets in Excess of Other Liabilities	328,252	0.1
	Net Assets	$251,589,716	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of October 31, 2024.

Sector Diversification	Percentage of Net Assets
Financials	22.8%
Health Care	14.2
Industrials	13.3
Consumer Staples	9.6
Energy	8.1
Information Technology	6.5
Utilities	6.3
Communication Services	5.7
Consumer Discretionary	4.6
Real Estate	4.1
Materials	3.9
Exchange-Traded Funds	0.4
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund
PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at October 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$4,633,675	$—	$4,633,675
Bermuda	1,407,663	—	—	1,407,663
Canada	9,406,000	—	—	9,406,000
Denmark	—	2,078,465	—	2,078,465
France	—	5,286,328	—	5,286,328
Germany	—	4,380,388	—	4,380,388
Hong Kong	357,913	2,250,355	—	2,608,268
Ireland	275,693	—	—	275,693
Israel	—	532,492	—	532,492
Italy	—	4,314,499	—	4,314,499
Japan	—	12,333,049	—	12,333,049
Netherlands	1,045,715	2,088,252	—	3,133,967
Norway	642,217	1,063,110	—	1,705,327
Singapore	—	2,040,658	—	2,040,658
Spain	—	3,940,718	—	3,940,718
Sweden	666,616	942,528	—	1,609,144
Switzerland	—	4,744,537	—	4,744,537
United Kingdom	—	8,040,569	—	8,040,569
United States	175,210,191	—	—	175,210,191
Total Common Stock	189,012,008	58,669,623	—	247,681,631
Exchange-Traded Funds	1,008,201	—	—	1,008,201
Preferred Stock	—	1,654,738	—	1,654,738
Short-Term Investments	656,000	260,894	—	916,894
Total Investments, at fair value	$190,676,209	$60,585,255	$—	$251,261,464

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At October 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $216,926,378.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$40,934,895
Gross Unrealized Depreciation	(6,646,908)
Net Unrealized Appreciation	$34,287,987

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Australia: 5.8%
44,316	Accent Group Ltd.	$68,498	0.0
152,603 (1)(2)	Aeris Resources Ltd.	22,415	0.0
70,065	AGL Energy Ltd.	481,066	0.2
118,743	AMP Ltd.	110,923	0.1
36,600	Australian Clinical Labs Ltd.	87,024	0.0
1,114,951	Beacon Minerals Ltd.	17,610	0.0
10,009	Bega Cheese Ltd.	33,735	0.0
4,490	Breville Group Ltd.	93,327	0.0
95,911 (1)	Capricorn Metals Ltd.	388,812	0.1
16,160	Challenger Ltd.	64,002	0.0
85,747	Champion Iron Ltd.	329,102	0.1
54,959	Charter Hall Group	542,324	0.2
7,216	Clinuvel Pharmaceuticals Ltd.	67,189	0.0
5,774	Codan Ltd.	59,740	0.0
6,962 (1)	DGL Group Ltd./Au	2,886	0.0
106,485	Downer EDI Ltd.	390,165	0.1
69,787 (1)	Emeco Holdings Ltd.	35,364	0.0
379,699	Gold Road Resources Ltd.	495,230	0.2
16,365	GR Engineering Services Ltd.	22,697	0.0
32,679	Helia Group Ltd.	86,828	0.0
22,825	Helloworld Travel Ltd.	26,907	0.0
156,949	Horizon Oil Ltd.	19,625	0.0
25,880	HUB24 Ltd.	1,164,787	0.4
62,362	Humm Group Ltd.	29,063	0.0
95,622	Iluka Resources Ltd.	367,497	0.1
97,586 (1)	Image Resources NL	5,908	0.0
20,134	Infomedia Ltd.	18,815	0.0
14,541	JB Hi-Fi Ltd.	780,301	0.3
2,942	Jumbo Interactive Ltd.	24,825	0.0
264,387	Karoon Energy Ltd.	240,997	0.1
352,652	Macmahon Holdings Ltd.	88,190	0.0
117,656	Magellan Financial Group Ltd.	824,298	0.3
82,435 (1)	Metals X Ltd.	26,257	0.0
84,053 (1)	Nanosonics Ltd.	175,287	0.1
27,563	Netwealth Group Ltd.	497,308	0.2
186,118	New Hope Corp. Ltd.	594,237	0.2
18,573 (1)	Nuix Ltd.	93,801	0.0
1,805	Objective Corp. Ltd.	19,136	0.0
272,830	OceanaGold Corp.	774,000	0.3
18,504 (1)	OFX Group Ltd.	17,747	0.0
59,220 (1)	Ora Banda Mining Ltd.	36,148	0.0
48,019 (1)	Paladin Energy Ltd.	316,137	0.1
63,070	Perenti Ltd.	48,454	0.0
399,504	Perseus Mining Ltd.	746,925	0.3
55,885	PointsBet Holdings Ltd.	28,945	0.0
698,350	Ramelius Resources Ltd.	1,089,582	0.4
365,148 (1)	Regis Resources Ltd.	643,207	0.2
359,555 (1)	Resolute Mining Ltd.	192,250	0.1
12,107	SKS Technologies Group Ltd.	11,553	0.0
45,523	SmartGroup Corp. Ltd.	230,965	0.1
74,962	Southern Cross Electrical Engineering Ltd.	80,128	0.0
46,114	Super Retail Group Ltd.	437,275	0.2
57,882	Technology One Ltd.	922,521	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
19,105 (1)	Temple & Webster Group Ltd.	$144,341	0.1
280,023	Ventia Services Group Pty Ltd.	840,993	0.3
108,701 (1)	West African Resources Ltd.	130,495	0.1
338,729 (1)	Westgold Resources Ltd.	712,997	0.3
346,919 (1)	Zip Co. Ltd.	676,313	0.3
		16,477,152	5.8
	Austria: 0.0%
2,728 (2)	Kontron AG	45,938	0.0
1,609	Palfinger AG	35,760	0.0
2,747	Porr AG	43,431	0.0
		125,129	0.0
	Belgium: 0.4%
533	Cie d'Entreprises CFE	3,544	0.0
19,204	Colruyt Group N.V	896,143	0.4
11,865	Deceuninck NV	29,835	0.0
478	Sipef NV	29,429	0.0
489	Wereldhave Belgium Comm VA	25,266	0.0
		984,217	0.4
	Bermuda: 0.1%
11,931	DHT Holdings, Inc.	123,128	0.1
1,809	Ocean Wilsons Holdings Ltd.	32,307	0.0
		155,435	0.1
	Brazil: 0.2%
23,100	Bemobi Mobile Tech S.A.	61,857	0.0
159,200 (1)	C&A MODAS SA	356,354	0.1
21,100	Cury Construtora e Incorporadora SA	89,314	0.1
32,587	Guararapes Confeccoes S.A.	47,802	0.0
6,245 (1)	VTEX - Class A	42,216	0.0
		597,543	0.2
	Burkina Faso: 0.2%
24,940	Endeavour Mining PLC	552,232	0.2

	Canada: 9.5%
7,810	ADENTRA, Inc.	215,338	0.1
15,057	Aecon Group, Inc.	250,779	0.1
4,300	AGF Management Ltd. - Class B	32,180	0.0
20,300	AirBoss of America Corp.	60,943	0.0
52,231	Alamos Gold, Inc. - Class A	1,055,236	0.4
18,000 (1)	Aritzia, Inc.	579,553	0.2
148,900 (1)	Athabasca Oil Corp.	552,888	0.2
11,209	AtkinsRealis Group, Inc.	539,378	0.2
19,409	Bird Construction, Inc.	422,514	0.2
22,700	Black Diamond Group Ltd.	147,546	0.1
15,381	Boardwalk Real Estate Investment Trust	798,683	0.3
14,817 (1)	Bombardier, Inc. - Class B	1,089,925	0.4
22,745	Boralex, Inc. - Class A	546,756	0.2
13,100	Canaccord Genuity Group, Inc.	94,274	0.0
39,100	Cascades, Inc.	294,580	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued)
40,190 (1)	Celestica, Inc.	$2,750,245	1.0
25,939	Centerra Gold, Inc.	183,316	0.1
63,178	CES Energy Solutions Corp.	362,093	0.1
33,200 (1)	Chorus Aviation, Inc.	71,772	0.0
115,918	CI Financial Corp.	1,906,505	0.7
2,047	Colliers International Group, Inc.	312,454	0.1
5,500 (1)	Coveo Solutions, Inc.	20,738	0.0
7,913 (1)	Docebo, Inc.	360,428	0.1
7,433	DREAM Unlimited Corp. - Class A	152,947	0.1
120,523	Dundee Precious Metals, Inc.	1,225,702	0.4
7,450	Enerflex Ltd.	49,226	0.0
14,613	Enghouse Systems Ltd.	309,294	0.1
15,600 (1)	Ensign Energy Services, Inc.	31,371	0.0
9,108	EQB, Inc.	698,759	0.2
10,508	Exco Technologies Ltd.	63,319	0.0
29,600	Extendicare, Inc.	195,583	0.1
16,846	Fiera Capital Corp.	117,481	0.0
38,931	Finning International, Inc.	1,136,320	0.4
91,000 (1)	Fortuna Mining Corp.	452,925	0.2
2,459	Hammond Power Solutions, Inc.	213,113	0.1
125,818	Headwater Exploration, Inc.	619,895	0.2
3,614	High Arctic Energy Services, Inc.	2,933	0.0
1,852	Information Services Corp.	38,840	0.0
17,500	Killam Apartment Real Estate Investment Trust	235,034	0.1
600 (1)	Kinaxis, Inc.	66,638	0.0
400	Lassonde Industries, Inc. - Class A	50,688	0.0
3,400	Leon's Furniture Ltd.	65,517	0.0
10,289	Linamar Corp.	420,989	0.2
19,475	Martinrea International, Inc.	144,068	0.1
2,200	Melcor Developments Ltd.	20,525	0.0
1,400	Morguard Corp.	117,683	0.0
10,159	Mullen Group Ltd.	109,882	0.0
4,400	Neo Performance Materials, Inc.	24,839	0.0
27,200	Nexus Industrial REIT	160,580	0.1
3,100	North West Co., Inc.	116,688	0.0
58,011 (1)	NuVista Energy Ltd.	465,805	0.2
200 (1)	O3 Mining, Inc.	158	0.0
29,758	Paramount Resources Ltd. - Class A	574,065	0.2
25,315	Pason Systems, Inc.	244,905	0.1
23,900	PHX Energy Services Corp.	160,152	0.1
2,200	Pollard Banknote Ltd.	37,542	0.0
7,067 (1)	Repare Therapeutics, Inc.	23,674	0.0
29,234	Russel Metals, Inc.	814,021	0.3
74,263	Secure Energy Services, Inc.	827,248	0.3
23,220	Silvercorp Metals, Inc.	109,067	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued)
1,900	Softchoice Corp.	$28,657	0.0
10,000	Sprott, Inc.	442,489	0.2
11,964	Stella-Jones, Inc.	723,331	0.3
2,000	TECSYS, Inc.	57,600	0.0
10,900 (1)	Thinkific Labs, Inc.	20,197	0.0
40,700 (1)	Torex Gold Resources, Inc.	877,812	0.3
15,400	Total Energy Services, Inc.	106,401	0.0
26,600	TransAlta Corp.	278,160	0.1
5,900	Transcontinental, Inc. - Class A	72,884	0.0
33,929 (1)	Valeura Energy, Inc.	110,144	0.0
48,036	Vermilion Energy, Inc.	447,809	0.2
2,200	VersaBank	33,071	0.0
20,900 (1)	Vitalhub Corp.	153,108	0.1
1,100	Wajax Corp.	19,522	0.0
78,568	Whitecap Resources, Inc.	586,290	0.2
		26,703,075	9.5
	China: 0.9%
236,700	Beijing WKW Automotive Parts Co. Ltd. - Class A	111,756	0.0
78,400	Central China Land Media Co. Ltd. - Class A	119,040	0.1
55,300	Changhua Holding Group Co. Ltd. - Class A	63,505	0.0
11,693	Chengdu XGimi Technology Co. Ltd. - Class A	119,153	0.1
346,000 (1)	China Kepei Education Group Ltd.	56,969	0.0
177,200	Daheng New Epoch Technology, Inc. - Class A	225,981	0.1
284,000	Ever Sunshine Services Group Ltd.	91,713	0.0
263,700 (1)	Fanli Digital Technology Co. Ltd. - Class A	218,144	0.1
566,996 (1)	Greenland Hong Kong Holdings Ltd.	22,672	0.0
38,913	Hello Group, Inc., ADR	275,115	0.1
90,200	Joyoung Co. Ltd. - Class A	127,831	0.1
11,000	KHGEARS International Ltd.	55,223	0.0
36,469	Leedarson IoT Technology, Inc. - Class A	84,822	0.0
31,758	Pacific Online Ltd.	1,368	0.0
300,213	Ten Pao Group Holdings Ltd.	55,995	0.0
140,800 (1)	Tongdao Liepin Group	41,279	0.0
96,600 (1)	XD, Inc.	259,350	0.1
70,300	Xiamen Jihong Technology Co. Ltd. - Class A	124,407	0.1
19,318	Yiren Digital Ltd., ADR	108,954	0.0
63,121	Youcare Pharmaceutical Group Co. Ltd. - Class A	202,357	0.1
30,400	Zhejiang Meida Industrial Co. Ltd. - Class A	30,636	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
38,486	Zhiou Home Furnishing Technology Co. Ltd. - Class A	$102,412	0.0
		2,498,682	0.9
	Colombia: 0.0%
6,600 (1)	Aris Mining Corp.	30,622	0.0

	Denmark: 3.7%
25,512 (1)	ALK-Abello A/S	597,374	0.2
3,487 (1)	Ascendis Pharma A/S, ADR	428,273	0.2
28,552 (1)(2)	Bavarian Nordic A/S	898,939	0.3
20,085	ISS A/S	388,195	0.1
9,007	Jyske Bank A/S, Reg	631,849	0.2
10,904 (1)(3)	Netcompany Group A/S	520,441	0.2
4,448 (1)	NKT A/S	417,031	0.2
82	North Media A/S	653	0.0
20,913	Pandora A/S	3,161,967	1.1
1,801	Per Aarsleff Holding A/S	106,231	0.0
7,031	Rockwool A/S - Class B	3,042,667	1.1
1,323	Skjern Bank	31,253	0.0
4,135	Sparekassen Sjaelland- Fyn A/S	124,631	0.1
		10,349,504	3.7
	Egypt: 0.0%
7,129	Orascom Construction PLC	43,402	0.0

	Finland: 1.4%
30	Alandsbanken Abp - Class B	1,093	0.0
4,809	Cargotec Oyj - Class B	290,738	0.1
2,791 (1)	Incap Oyj	32,029	0.0
4,809 (1)	Kalmar Oyj - Class B	149,757	0.1
27,385	Konecranes Oyj	1,890,532	0.7
694	Olvi Oyj - Class A	22,420	0.0
35,682	Oriola Oyj - Class B	35,281	0.0
24,118	Orion Oyj - Class B	1,171,363	0.4
39	Ponsse Oyj	967	0.0
3	Relais Group Oyj	46	0.0
4,221	Scanfil Oyj	36,545	0.0
1,217	Vaisala Oyj - Class A	59,107	0.0
13,138	Valmet Oyj	336,614	0.1
		4,026,492	1.4
	France: 6.7%
17,323	Accor SA	785,895	0.3
9,804	Arkema SA	863,949	0.3
5,282	CBo Territoria	20,705	0.0
21,348 (1)	Criteo SA, ADR	719,001	0.3
8,105	Eiffage SA	754,361	0.3
36,123	Elis SA	821,771	0.3
293	Esso SA Francaise	33,106	0.0
4,792 (2)	GL Events	100,790	0.0
268	Groupe Crit	21,281	0.0
14,054	Ipsen SA	1,713,286	0.6
2,691	Kaufman & Broad SA	99,669	0.0
135,516	Klepierre SA	4,332,659	1.5
30,942 (3)	La Francaise des Jeux SAEM	1,322,623	0.5
698	Neurones	35,381	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
6,343	Nexans SA	$882,962	0.3
15,798	Renault SA	722,828	0.3
32,711	Rexel SA	901,235	0.3
446	Societe BIC SA	32,631	0.0
492	Societe LDC SADIR	35,894	0.0
3,883	Sopra Steria Group SACA	746,794	0.3
29,545	SPIE SA	1,069,337	0.4
1,221 (1)	Synergie SE	40,508	0.0
47,982	Technip Energies NV	1,197,981	0.4
2,455	Television Francaise 1 SA	20,369	0.0
19,328 (1)	Ubisoft Entertainment SA	291,264	0.1
41,741 (1)	Vallourec SA	687,234	0.2
240	Vetoquinol SA	20,867	0.0
4,398	Vicat SACA	162,949	0.1
1,113	Virbac SA	423,017	0.2
		18,860,347	6.7
	Germany: 5.3%
18,952	Aixtron SE	300,929	0.1
540	Amadeus Fire AG	46,120	0.0
1,910	Atoss Software AG	251,231	0.1
12,091	Bechtle AG	412,839	0.2
528	Bijou Brigitte AG	20,102	0.0
1,043	CANCOM SE	27,852	0.0
25,343	CTS Eventim AG & Co. KGaA	2,661,398	1.0
16,145	Duerr AG	374,145	0.1
5,151	Ernst Russ AG	31,489	0.0
18,170	Evonik Industries AG	400,452	0.1
862	Fielmann AG	43,358	0.0
1,411	flatexDEGIRO AG	20,728	0.0
23,372	Freenet AG	694,624	0.3
1,995	Friedrich Vorwerk Group SE	64,993	0.0
17,183	GEA Group AG	846,363	0.3
5,608	Gerresheimer AG	472,304	0.2
2,629	HOCHTIEF AG	321,957	0.1
3,455	Hornbach Holding AG & Co. KGaA	302,285	0.1
1,828	Indus Holding AG	40,699	0.0
1,382 (1)	Ionos SE	37,740	0.0
750	Krones AG	97,692	0.0
1,363	M1 Kliniken AG	24,834	0.0
18,257	Nemetschek SE	1,967,230	0.7
26,017 (1)	Nordex SE	370,756	0.1
6,251	ProCredit Holding AG & Co. KGaA	55,076	0.0
1,609	Rational AG	1,575,695	0.6
7,334 (3)	Scout24 SE	633,550	0.2
9,277	SUSS MicroTec SE	555,090	0.2
59,534 (1)	TAG Immobilien AG	989,680	0.4
28,146 (1)(3)	TeamViewer SE	405,479	0.2
9,724	Trivago NV, ADR	16,045	0.0
75,627 (1)	TUI AG	630,432	0.2
13,147 (1)(3)	Zalando SE	397,994	0.1
		15,091,161	5.3
	Greece: 0.2%
713	Euroseas Ltd.	29,525	0.0
4,643	Kri-Kri Milk Industry SA	70,415	0.0
3,638	Piraeus Port Authority SA	109,417	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Greece (continued)
3,999	Sarantis SA	$47,859	0.0
29,864 (1)	StealthGas, Inc.	172,017	0.1
7,911	Thrace Plastics Holding and Co.	31,667	0.0
		460,900	0.2
	Guatemala: 0.2%
20,377 (1)	Millicom International Cellular SA, SDR	565,340	0.2

	Guernsey: 0.1%
101,586 (1)	Chrysalis Investments Ltd.	111,735	0.1
2,940	Pollen Street Group Ltd.	25,551	0.0
		137,286	0.1
	Hong Kong: 0.8%
204,478	Build King Holdings Ltd.	25,740	0.0
127,600	China Leon Inspection Holding Ltd.	29,012	0.0
24,903	China Merchants Land Ltd.	964	0.0
80,000	Computer & Technologies Holdings Ltd.	19,038	0.0
1,703	Computime Group Ltd.	120	0.0
111,072 (1)(4)	Ever Reach Group Holdings Co. Ltd.	3,715	0.0
691,406	Fountain SET Holdings Ltd.	57,922	0.0
9,771 (1)	Futu Holdings Ltd., ADR	928,147	0.3
32,276 (1)	Henan Jinma Energy Co. Ltd. - Class H	2,740	0.0
232,000 (1)	Hop Fung Group Holdings Ltd.	2,686	0.0
102,000	IVD Medical Holding Ltd.	21,386	0.0
14,087	Johnson Electric Holdings Ltd.	21,384	0.0
153,500	Kerry Properties Ltd.	324,226	0.1
33,822	Lung Kee Bermuda Holdings	5,003	0.0
60,000	Media Chinese International Ltd.	1,814	0.0
223,367 (1)	Midland Holdings Ltd.	24,997	0.0
66,878	Niraku GC Holdings, Inc.	1,591	0.0
94,851 (1)	Road King Infrastructure Ltd.	14,761	0.0
1,211,244	Singamas Container Holdings Ltd.	107,256	0.1
321,180	Tang Palace China Holdings Ltd.	10,329	0.0
3,031,176 (1)	Tongda Group Holdings Ltd.	36,833	0.0
476,000	United Laboratories International Holdings Ltd.	646,117	0.3
175,138	Vedan International Holdings Ltd.	11,049	0.0
15,840 (1)	Wai Kee Holdings Ltd.	1,545	0.0
22,239	Xingfa Aluminium Holdings Ltd.	21,026	0.0
319,000 (1)(4)	Xiwang Special Steel Co. Ltd.	—	—

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
119,814	Zengame Technology Holding Ltd.	$42,355	0.0
		2,361,756	0.8
	India: 0.2%
25,620 (4)	Geodesic Ltd.	—	—
9,641	Great Eastern Shipping Co. Ltd.	147,241	0.1
111,740	Indiabulls Housing Finance Ltd.	190,785	0.1
46,885	Manappuram Finance Ltd.	87,188	0.0
8,520	Pearl Global Industries Ltd.	97,671	0.0
31,087	Pudumjee Paper Products Ltd.	44,582	0.0
21,379 (4)	Varun Industries Ltd.	—	—
		567,467	0.2
	Indonesia: 0.1%
2,468,300 (1)	Alam Sutera Realty Tbk PT	32,712	0.0
406,900 (1)	Champ Resto Indonesia Tbk PT	14,389	0.0
672,600	IMC Pelita Logistik Tbk PT	18,427	0.0
24,432 (1)	Indo-Rama Synthetics Tbk PT	4,670	0.0
270,721 (1)	Mitrabahtera Segara Sejati Tbk PT	19,146	0.0
2,195,300 (1)	TBS Energi Utama Tbk PT	79,727	0.1
		169,071	0.1
	Ireland: 0.8%
8,768	Bank of Ireland Group PLC	81,263	0.0
2,588	COSMO Pharmaceuticals NV	200,329	0.1
101,551	Dalata Hotel Group PLC	476,318	0.2
5,342	DCC PLC	337,958	0.1
22,865	Dole PLC	369,270	0.1
42,116	Glanbia PLC	698,627	0.3
		2,163,765	0.8
	Israel: 0.8%
4,917 (1)	Brainsway Ltd., ADR	49,170	0.0
37,721 (1)	Ceragon Networks Ltd.	93,548	0.0
62,556 (1)	Cognyte Software Ltd.	405,988	0.2
148,417 (1)	El Al Israel Airlines	288,258	0.1
2,327	Ituran Location and Control Ltd.	62,201	0.0
790	M Yochananof & Sons Ltd.	46,887	0.0
39,900 (1)	Nexxen International Ltd.	156,406	0.1
145,725	Oil Refineries Ltd.	37,159	0.0
17,629 (1)	Radware Ltd.	396,829	0.1
31,093 (1)	SimilarWeb Ltd.	270,820	0.1
146,138 (1)	Taboola.com Ltd.	485,178	0.2
7,854	Tel Aviv Stock Exchange Ltd.	78,745	0.0
		2,371,189	0.8
	Italy: 5.4%
590,518	A2A SpA	1,349,831	0.5
28,228	Arnoldo Mondadori Editore SpA	74,920	0.0
5,271	Avio SpA	68,114	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
17,789	Azimut Holding SpA	$440,001	0.2
12,672	Banca Generali SpA	561,566	0.2
6,083	Banca IFIS SpA	145,787	0.1
248,441	Banca Monte dei Paschi di Siena SpA	1,363,446	0.5
83,971	Banca Popolare di Sondrio SpA	626,287	0.2
415,032	BPER Banca	2,526,962	0.9
4,135	Brunello Cucinelli SpA	409,037	0.1
35,086	Buzzi Unicem SpA	1,374,589	0.5
20,013	Cairo Communication SpA	47,783	0.0
135,364 (1)	CIR SpA-Compagnie Industriali	85,253	0.0
26,281	Coca-Cola HBC AG - Class DI	919,658	0.3
25,026	d'Amico International Shipping SA	134,477	0.0
4,166	Danieli & C Officine Meccaniche SpA	84,213	0.0
18,332	Datalogic SpA	118,010	0.0
6,320	De' Longhi SpA	197,531	0.1
28,430	Fiera Milano SpA	127,787	0.0
254,754	Hera SpA	974,574	0.3
200,025	Iren SpA	433,219	0.2
37,510	Iveco Group NV	389,796	0.1
20,432	Leonardo SpA	487,013	0.2
20,107	Maire Tecnimont SpA	151,761	0.1
89,554	MFE-MediaForEurope NV - Class A	293,015	0.1
10,678	Orsero SpA	137,453	0.1
8,355	Piquadro SpA	18,722	0.0
3,087	Reply SpA	470,634	0.2
6,660	SOL SpA	258,308	0.1
22 (1)	Somec SpA	349	0.0
57,261	Unipol Gruppo SpA	711,638	0.3
109,254 (2)	Webuild SpA	309,818	0.1
		15,291,552	5.4
	Japan: 20.5%
4,900	77 Bank Ltd.	126,144	0.1
26,400	ABC-Mart, Inc.	517,276	0.2
24,300	Adastria Co. Ltd.	561,604	0.2
1,800	Ad-sol Nissin Corp.	21,262	0.0
5,800	Adways, Inc.	12,535	0.0
1,000	Aeon Delight Co. Ltd.	28,405	0.0
1,900	AEON Financial Service Co. Ltd.	15,299	0.0
9,100	Aichi Steel Corp.	256,535	0.1
786	Aichi Tokei Denki Co. Ltd.	10,207	0.0
700	Ain Holdings, Inc.	23,117	0.0
1,000	Aiphone Co. Ltd.	19,390	0.0
10,300	Aisan Industry Co. Ltd.	91,128	0.1
5,400	AIT Corp.	62,779	0.0
2,900	Akatsuki, Inc.	40,136	0.0
1,900	Akita Bank Ltd.	25,939	0.0
2,300	Almado, Inc.	15,331	0.0
1,200	Alpha Systems, Inc.	25,106	0.0
1,200 (1)	AlphaPolis Co. Ltd.	17,281	0.0
5,100	Amano Corp.	147,096	0.1
1,800	Amiyaki Tei Co. Ltd.	19,598	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
6,300	Anest Iwata Corp.	$58,025	0.0
6,000	Anicom Holdings, Inc.	26,380	0.0
3,900	AOKI Holdings, Inc.	30,237	0.0
2,800	Aoyama Zaisan Networks Co. Ltd.	24,469	0.0
8,000	Arealink Co. Ltd.	95,548	0.1
1,000	Argo Graphics, Inc.	34,386	0.0
2,000	Artience Co. Ltd.	47,936	0.0
5,900	Artner Co. Ltd.	68,104	0.0
9,800	Asahi Diamond Industrial Co. Ltd.	54,482	0.0
2,600	ASAHI YUKIZAI Corp.	69,365	0.0
20,300	Asics Corp.	354,578	0.1
1,400	ASKA Pharmaceutical Holdings Co. Ltd.	19,863	0.0
3,100	Ateam, Inc.	12,428	0.0
12,500	Atrae, Inc.	63,445	0.0
2,200	Aucnet, Inc.	34,337	0.0
16,600	Avant Group Corp.	233,804	0.1
6,700	Avex, Inc.	65,933	0.0
6,400	Axial Retailing, Inc.	37,331	0.0
6,000	Bando Chemical Industries Ltd.	71,111	0.0
1,500	Bank of Iwate Ltd.	22,500	0.0
1,700	Bank of Saga Ltd.	22,882	0.0
4,600 (1)	baudroie, Inc.	139,928	0.1
25,400	BrainPad, Inc.	133,901	0.1
4,100	Bunka Shutter Co. Ltd.	49,334	0.0
5,200	Business Brain Showa- Ota, Inc.	63,447	0.0
3,600	Business Engineering Corp.	95,059	0.1
400	C Uyemura & Co. Ltd.	27,801	0.0
1,600	Careerlink Co. Ltd.	26,194	0.0
5,300	Celsys, Inc.	41,988	0.0
2,000 (2)	Central Automotive Products Ltd.	60,237	0.0
3,300	Central Glass Co. Ltd.	75,172	0.0
1,500	Central Security Patrols Co. Ltd.	27,354	0.0
2,200	Chiyoda Co. Ltd.	19,171	0.0
1,300	Chiyoda Integre Co. Ltd.	28,625	0.0
2,200	Chuetsu Pulp & Paper Co. Ltd.	17,794	0.0
4,100	Chugoku Marine Paints Ltd.	58,563	0.0
70,000	Citizen Watch Co. Ltd.	416,159	0.2
2,100	CMC Corp.	16,023	0.0
19,200	Comture Corp.	290,017	0.1
5,500	Copro-Holdings Co. Ltd.	50,652	0.0
1,800	Core Corp.	21,996	0.0
5,300	Cosmos Initia Co. Ltd.	25,727	0.0
41,900	Credit Saison Co. Ltd.	942,426	0.4
6,600	Creek & River Co. Ltd.	69,248	0.0
7,700	CTS Co. Ltd.	45,845	0.0
2,800 (1)	Cyber Security Cloud, Inc.	32,874	0.0
6,300	Cybozu, Inc.	86,501	0.0
72,900	Daicel Corp.	643,420	0.2
90,600	Daido Steel Co. Ltd.	701,542	0.3

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,700	Daihatsu Diesel Manufacturing Co. Ltd.	$23,139	0.0
1,400	Daihen Corp.	58,075	0.0
7,600	Dai-Ichi Cutter Kogyo KK	72,533	0.0
1,400	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	26,853	0.0
10,100	Daishinku Corp.	39,579	0.0
2,400	Daisue Construction Co. Ltd.	26,088	0.0
2,700	Daito Pharmaceutical Co. Ltd.	39,454	0.0
5,715	Daitron Co. Ltd.	104,895	0.1
2,400	Daiwa Industries Ltd.	22,700	0.0
3,100	Densan System Holdings Co. Ltd.	53,515	0.0
29,400	Dexerials Corp.	448,867	0.2
4,900	Digital Arts, Inc.	166,771	0.1
6,600	Digital Hearts Holdings Co. Ltd.	35,190	0.0
4,400	Digital Information Technologies Corp.	58,244	0.0
6,700	dip Corp.	117,773	0.1
1,900	DMS, Inc.	21,652	0.0
9,900	Doshisha Co. Ltd.	142,817	0.1
6,300	Double Standard, Inc.	66,233	0.0
22,382	DTS Corp.	579,730	0.2
37,600	Ebara Corp.	565,068	0.2
6,600	Ebase Co. Ltd.	27,854	0.0
1,500	Eco's Co. Ltd./Japan	20,137	0.0
3,600	Ehime Bank Ltd.	24,437	0.0
27,000	Eiken Chemical Co. Ltd.	437,001	0.2
4,600	Elematec Corp.	71,692	0.0
6,800	EM Systems Co. Ltd.	23,799	0.0
19,400	en Japan, Inc.	308,975	0.1
26,000	Enigmo, Inc.	51,601	0.0
4,700	Entrust, Inc.	23,446	0.0
4,100	ERI Holdings Co. Ltd.	49,645	0.0
4,400	eSOL Co. Ltd.	20,387	0.0
3,600	Fast Fitness Japan, Inc.	31,115	0.0
8,000 (2)	Fibergate, Inc./Japan	52,381	0.0
1,600 (1)	FLECT Co. Ltd.	19,202	0.0
5,000	Forum Engineering, Inc.	28,559	0.0
2,400	FTGroup Co. Ltd.	17,209	0.0
1,700	Fudo Tetra Corp.	23,559	0.0
1,900	Fuji Corp./Aichi	27,958	0.0
3,700	Fuji Corp./Miyagi	44,054	0.0
8,000	Fuji Media Holdings, Inc.	90,435	0.1
22,100	Fuji Oil Co. Ltd.	48,609	0.0
2,300	Fuji Seal International, Inc.	39,059	0.0
7,900	Fujikura Kasei Co. Ltd.	24,529	0.0
33,100	Fujikura Ltd.	1,216,533	0.4
2,000	Fujimori Kogyo Co. Ltd.	56,409	0.0
2,200	Fukuda Denshi Co. Ltd.	110,804	0.1
1,500	Fukushima Galilei Co. Ltd.	54,170	0.0
7,900	FULLCAST Holdings Co. Ltd.	79,451	0.0
1,800	Furukawa Electric Co. Ltd.	44,269	0.0
9,200	Furuno Electric Co. Ltd.	148,336	0.1
15,500	Furyu Corp.	111,833	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
5,200	Fuso Pharmaceutical Industries Ltd.	$86,531	0.0
7,300	Futaba Corp.	24,342	0.0
8,500	Futaba Industrial Co. Ltd.	36,264	0.0
13,700	Future Corp.	175,419	0.1
5,600	Fuyo General Lease Co. Ltd.	396,274	0.2
13,200	Gakken Holdings Co. Ltd.	86,012	0.0
3,500 (2)	Gamecard-Joyco Holdings, Inc.	45,319	0.0
3,200	Gecoss Corp.	20,209	0.0
3,000	GLOBERIDE, Inc.	38,924	0.0
14,000	Glory Ltd.	227,073	0.1
2,309 (2)	GLTECHNO HOLDINGS, Inc.	41,578	0.0
1,500	GMO GlobalSign Holdings KK	27,420	0.0
19,700	GS Yuasa Corp.	348,529	0.1
13,900	GungHo Online Entertainment, Inc.	309,613	0.1
2,600	Hanwa Co. Ltd.	86,147	0.0
4,500	Heiwa Corp.	61,450	0.0
16,700 (1)(2)	Hennge KK	120,545	0.1
1,400	Hioki EE Corp.	75,183	0.0
2,300	Hirano Tecseed Co. Ltd./ Kinzoku	25,203	0.0
10,100	Hisamitsu Pharmaceutical Co., Inc.	296,953	0.1
56,200	Hitachi Zosen Corp.	384,151	0.2
4,000	Hito Communications Holdings, Inc.	21,398	0.0
1,600	Hochiki Corp.	22,249	0.0
2,200	Hodogaya Chemical Co. Ltd.	62,093	0.0
24,500	Hokkaido Gas Co. Ltd.	94,075	0.1
2,400	Hokkan Holdings Ltd.	27,069	0.0
5,100	Hokuhoku Financial Group, Inc.	53,303	0.0
10,000	Horiba Ltd.	614,740	0.2
1,900	Hyakujushi Bank Ltd.	31,530	0.0
6,500 (2)	I K K Holdings, Inc.	31,405	0.0
6,200	IBJ, Inc.	26,228	0.0
19,100	Ichikoh Industries Ltd.	56,768	0.0
3,100	ID Holdings Corp.	29,827	0.0
1,700	IDEA Consultants, Inc.	27,054	0.0
1,700	I'll, Inc.	34,740	0.0
6,000	IMAGICA GROUP, Inc.	21,068	0.0
5,300	I-Net Corp./Kanagawa	53,283	0.0
59,700	INFRONEER Holdings, Inc.	448,782	0.2
3,500	Intelligent Wave, Inc.	20,293	0.0
1,276	Invincible Investment Corp.	519,739	0.2
5,900	I-PEX, Inc.	60,658	0.0
2,100	ISB Corp.	19,101	0.0
900	Itochu-Shokuhin Co. Ltd.	40,506	0.0
2,000	Itoki Corp.	19,039	0.0
4,300	IwaiCosmo Holdings, Inc.	58,487	0.0
4,200	Iwaki Co. Ltd.	78,614	0.0
44,400	J Trust Co. Ltd.	131,079	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
8,400	JAC Recruitment Co. Ltd.	$40,250	0.0
11,700	JAFCO Group Co. Ltd.	157,223	0.1
2,000	Japan Aviation Electronics Industry Ltd.	37,102	0.0
2,200	Japan Elevator Service Holdings Co. Ltd.	42,124	0.0
16,000	Japan Lifeline Co. Ltd.	125,691	0.1
16,500	Japan Medical Dynamic Marketing, Inc.	67,311	0.0
8,000	Japan Pulp & Paper Co. Ltd.	34,960	0.0
18,000	Japan System Techniques Co. Ltd.	216,545	0.1
3,400	JBCC Holdings, Inc.	98,062	0.1
7,100	JCR Pharmaceuticals Co. Ltd.	31,749	0.0
2,400	JCU Corp.	55,320	0.0
14,700	Jeol Ltd.	545,304	0.2
1,400	JFE Systems, Inc.	27,632	0.0
1,200	JINS Holdings, Inc.	48,911	0.0
6,600	JK Holdings Co. Ltd.	44,525	0.0
3,200	J-Lease Co. Ltd.	28,933	0.0
1,400	JSB Co. Ltd.	24,742	0.0
5,500	J-Stream, Inc.	13,205	0.0
3,700	Justsystems Corp.	82,730	0.0
400	JUTEC Holdings Corp.	2,755	0.0
3,100	Kakaku.com, Inc.	47,601	0.0
243	Kamei Corp.	3,129	0.0
3,600	Kanamoto Co. Ltd.	65,064	0.0
13,300	Kaneka Corp.	325,999	0.1
3,100	Kanematsu Corp.	47,192	0.0
4,600 (1)	Kaonavi, Inc.	70,976	0.0
2,500	Katakura Industries Co. Ltd.	32,599	0.0
5,700	Kato Works Co. Ltd.	45,931	0.0
4,800	KAWADA TECHNOLOGIES, Inc.	74,842	0.0
258	Kenedix Office Investment Corp.	245,424	0.1
3,000	Kenko Mayonnaise Co. Ltd.	42,763	0.0
1,200	KFC Ltd.	9,984	0.0
2,260	Kimura Unity Co. Ltd.	21,505	0.0
20,100	Kinden Corp.	416,597	0.2
2,200	Kitagawa Corp.	17,497	0.0
5,300	Kita-Nippon Bank Ltd.	87,104	0.0
11,100	Kitz Corp.	76,571	0.0
2,000 (1)	KNT-CT Holdings Co. Ltd.	16,749	0.0
800	Koike Sanso Kogyo Co. Ltd.	31,610	0.0
2,800	Komatsu Wall Industry Co. Ltd.	27,561	0.0
4,500	Komori Corp.	32,544	0.0
123,700	Konica Minolta, Inc.	516,381	0.2
2,300	Konishi Co. Ltd.	19,768	0.0
3,900	Konoike Transport Co. Ltd.	63,777	0.0
6,500	KPP Group Holdings Co. Ltd.	27,896	0.0
16,400	K's Holdings Corp.	156,825	0.1
1,100	Kurimoto Ltd.	27,321	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
3,100	Kuriyama Holdings Corp.	$24,892	0.0
1,100	Kyodo Printing Co. Ltd.	24,501	0.0
2,200	Kyowa Electronic Instruments Co. Ltd.	6,073	0.0
5,100	Kyushu Leasing Service Co. Ltd.	32,701	0.0
21,600	Kyushu Railway Co.	568,307	0.2
12,000	LAC Co. Ltd.	57,800	0.0
74,600 (1)	LIFULL Co. Ltd.	71,382	0.0
500	Linical Co. Ltd.	1,182	0.0
7,800	Link And Motivation, Inc.	28,350	0.0
1,400	Look Holdings, Inc.	23,077	0.0
9,500	M&A Capital Partners Co. Ltd.	134,748	0.1
5,900	Maezawa Industries, Inc.	46,473	0.0
2,900	Makino Milling Machine Co. Ltd.	108,869	0.1
1,500	Makiya Co. Ltd.	9,683	0.0
13,100	Management Solutions Co. Ltd.	162,189	0.1
1,300	Maruzen Showa Unyu Co. Ltd.	50,138	0.0
2,600	Marvelous, Inc.	9,947	0.0
12,800	Matching Service Japan Co. Ltd.	87,294	0.0
2,100	Matsuoka Corp.	24,682	0.0
8,000	Maxell Ltd.	97,660	0.1
209,400	Mebuki Financial Group, Inc.	783,241	0.3
4,500	Media Do Co. Ltd.	39,481	0.0
4,800	Megachips Corp.	171,178	0.1
8,300	Meidensha Corp.	217,826	0.1
2,000	Meiji Electric Industries Co. Ltd.	17,847	0.0
9,500	MEITEC Group Holdings, Inc.	182,051	0.1
3,400	Melco Holdings, Inc.	54,332	0.0
4,000	Mimaki Engineering Co. Ltd.	35,244	0.0
9,600	Mitani Sangyo Co. Ltd.	19,820	0.0
15,800	Mito Securities Co. Ltd.	48,851	0.0
5,200	Mitsuba Corp.	29,621	0.0
21,000	Mitsubishi Gas Chemical Co., Inc.	364,968	0.1
1,200	Mitsubishi Kakoki Kaisha Ltd.	28,030	0.0
3,600	Mitsubishi Logisnext Co. Ltd.	26,771	0.0
3,100	Mitsubishi Shokuhin Co. Ltd.	98,361	0.1
17,100	Miura Co. Ltd.	399,297	0.2
1,800	Mizuno Corp.	95,540	0.1
14,600	Monex Group, Inc.	68,508	0.0
22,800	Morinaga Milk Industry Co. Ltd.	530,207	0.2
1,400	Moriroku Holdings Co. Ltd.	21,485	0.0
4,900	Morita Holdings Corp.	65,395	0.0
700	Mory Industries, Inc.	23,018	0.0
7,700	Mugen Estate Co. Ltd.	78,562	0.0
2,000	Murakami Corp.	65,716	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
1,900	Mutoh Holdings Co. Ltd.	$28,891	0.0
1,900	Naigai Trans Line Ltd.	34,683	0.0
7,800	Nakanishi, Inc.	132,638	0.1
10,287	Nakano Corp./Tokyo	32,978	0.0
2,400	Nanyo Corp.	17,160	0.0
2,900	NEOJAPAN, Inc.	35,456	0.0
49,500	NET One Systems Co. Ltd.	1,201,803	0.4
33,400	NHK Spring Co. Ltd.	408,811	0.2
3,000	Nicca Chemical Co. Ltd.	24,992	0.0
1,100	Nichias Corp.	39,395	0.0
5,200	Nichiban Co. Ltd.	66,671	0.0
4,400 (2)	Nihon Chouzai Co. Ltd.	40,215	0.0
3,200	Nihon Denkei Co. Ltd.	35,468	0.0
1,600	Nihon Falcom Corp.	11,311	0.0
3,900	Nihon Flush Co. Ltd.	22,706	0.0
32,000	Nihon M&A Center Holdings, Inc.	138,523	0.1
2,700	Nihon Trim Co. Ltd.	61,977	0.0
78	Nippon Accommodations Fund, Inc.	312,354	0.1
5,200	Nippon Ceramic Co. Ltd.	87,877	0.0
2,000	Nippon Chemical Industrial Co. Ltd.	35,181	0.0
1,700	Nippon Concept Corp.	20,069	0.0
1,400	Nippon Dry-Chemical Co. Ltd.	31,088	0.0
15,500	Nippon Electric Glass Co. Ltd.	352,729	0.1
6,800	Nippon Kayaku Co. Ltd.	53,790	0.0
13,000	Nippon Thompson Co. Ltd.	40,700	0.0
54,818	Nissan Tokyo Sales Holdings Co. Ltd.	155,181	0.1
1,800	Nissei ASB Machine Co. Ltd.	54,628	0.0
8,531	Nisshin Group Holdings Co. Ltd.	27,821	0.0
8,000	Nisshinbo Holdings, Inc.	50,797	0.0
13,900	Nisso Holdings Co. Ltd.	75,049	0.0
108,900	Nissui Corp.	661,505	0.3
3,300	Nitta Gelatin, Inc.	19,785	0.0
10,800	Nitto Boseki Co. Ltd.	517,560	0.2
1,300	Nitto Kogyo Corp.	25,109	0.0
13,000	Nitto Seiko Co. Ltd.	49,850	0.0
6,800	Nittoku Co. Ltd.	75,080	0.0
3,400	NJS Co. Ltd.	90,258	0.1
5,000	Nomura Co. Ltd.	25,336	0.0
7,200	Noritz Corp.	83,428	0.0
2,900	NSD Co. Ltd.	62,634	0.0
2,100	NSW, Inc./Japan	40,757	0.0
26,400	NTN Corp.	43,496	0.0
1,200	Ochi Holdings Co. Ltd.	10,187	0.0
4,600	Ohba Co. Ltd.	30,371	0.0
1,600	OIE Sangyo Co. Ltd.	19,801	0.0
1,800	Oiles Corp.	23,427	0.0
1,300	Oita Bank Ltd.	26,390	0.0
14,300	Okabe Co. Ltd.	72,548	0.0
1,000	Okamoto Industries, Inc.	34,668	0.0
1,700	Okinawa Financial Group, Inc.	25,020	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
1,800	OKUMA Corp.	$36,389	0.0
4,100	Okura Industrial Co. Ltd.	72,622	0.0
2,800	Onamba Co. Ltd.	21,597	0.0
1,300 (1)	One Career, Inc.	35,269	0.0
4,700 (1)	Optim Corp.	18,237	0.0
12,000	Optorun Co. Ltd.	149,852	0.1
500	Origin Co. Ltd.	3,900	0.0
7,800	Oro Co. Ltd.	121,741	0.1
5,800	Osaki Electric Co. Ltd.	30,014	0.0
6,800	PAL GROUP Holdings Co. Ltd.	136,785	0.1
1,600	PALTAC Corp.	43,177	0.0
43,700	Park24 Co. Ltd.	543,140	0.2
16,000	Parker Corp.	80,240	0.0
2,200	PCA Corp.	27,678	0.0
5,700	Pegasus Co. Ltd.	17,436	0.0
3,000	Pickles Holdings Co. Ltd.	20,924	0.0
6,900	Pilot Corp.	214,473	0.1
10,900	Pole To Win Holdings, Inc.	32,438	0.0
2,100 (1)	PR Times Corp.	21,775	0.0
4,900	Prestige International, Inc.	21,904	0.0
100	Pronexus, Inc.	849	0.0
7,300	QB Net Holdings Co. Ltd.	48,232	0.0
2,600	Rasa Corp.	23,964	0.0
3,600	Rasa Industries Ltd.	65,006	0.0
91,600	Rengo Co. Ltd.	554,817	0.2
26,400	Resorttrust, Inc.	479,695	0.2
2,400	Rheon Automatic Machinery Co. Ltd.	22,304	0.0
11,500	Riken Technos Corp.	78,261	0.0
2,500	Riken Vitamin Co. Ltd.	43,768	0.0
4,100	Riso Kagaku Corp.	94,493	0.1
107,700	Round One Corp.	681,633	0.3
4,500	Sac's Bar Holdings, Inc.	26,782	0.0
1,000	Saison Information Systems Co. Ltd.	11,847	0.0
10,400	Sakata INX Corp.	104,551	0.1
2,800	San Holdings, Inc.	20,292	0.0
2,000	San ju San Financial Group, Inc.	22,008	0.0
61,200	Sankyo Co. Ltd.	812,880	0.3
3,038	Sankyo Frontier Co. Ltd.	39,428	0.0
12,400 (1)	Sansan, Inc.	180,376	0.1
2,400	Sansei Technologies, Inc.	21,082	0.0
18,100	Sansha Electric Manufacturing Co. Ltd.	118,393	0.1
63,500	Santen Pharmaceutical Co. Ltd.	759,387	0.3
45,000	Sanwa Holdings Corp.	1,140,033	0.4
700	Sanyo Denki Co. Ltd.	40,640	0.0
1,800	Sanyo Shokai Ltd.	30,423	0.0
2,800	Sanyo Trading Co. Ltd.	26,858	0.0
2,400	Sato Shoji Corp.	21,465	0.0
44,100	Sawai Group Holdings Co. Ltd.	590,747	0.2
1,900	Saxa Holdings, Inc.	29,962	0.0
6,100	SBI Global Asset Management Co. Ltd.	24,170	0.0
20,500	SBI RHEOS HIFUMI, Inc.	23,304	0.0
5,400	Scroll Corp.	33,724	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
3,600	Seed Co. Ltd./Tokyo	$11,732	0.0
1,500	Seika Corp.	37,853	0.0
6,600	Sekisui Kasei Co. Ltd.	16,043	0.0
2,100	SEMITEC Corp.	24,779	0.0
44,700	Senko Group Holdings Co. Ltd.	420,239	0.2
16,300	SERAKU Co. Ltd.	141,112	0.1
2,100 (1)	Serverworks Co. Ltd.	32,203	0.0
1,900	Shibaura Machine Co. Ltd.	46,251	0.0
1,100	Shibuya Corp.	26,495	0.0
3,100	Shikoku Bank Ltd.	18,977	0.0
2,800	Shimojima Co. Ltd.	24,185	0.0
2,100 (2)	Shin Maint Holdings Co. Ltd.	20,345	0.0
5,500	Shinagawa Refractories Co. Ltd.	64,033	0.0
6,100	Shinmaywa Industries Ltd.	54,094	0.0
7,900	Ship Healthcare Holdings, Inc.	120,130	0.1
7,400	Shizuoka Gas Co. Ltd.	49,636	0.0
15,800	SIGMAXYZ Holdings, Inc.	176,870	0.1
3,700	Sinfonia Technology Co. Ltd.	124,942	0.1
5,200	Sinko Industries Ltd.	148,589	0.1
1,700	SK-Electronics Co. Ltd.	26,089	0.0
900	SMK Corp.	13,996	0.0
14,000	SMS Co. Ltd.	156,947	0.1
16,400	Socionext, Inc.	305,321	0.1
4,800	Sodick Co. Ltd.	24,195	0.0
7,700	Softcreate Holdings Corp.	109,111	0.1
5,569	Soken Chemical & Engineering Co. Ltd.	116,311	0.1
8,100	Solasto Corp.	25,892	0.0
4,600	Soliton Systems KK	38,386	0.0
4,400	SPK Corp.	58,771	0.0
45,900	S-Pool, Inc.	108,862	0.1
2,400	Sprix, Inc.	12,384	0.0
5,800	Star Mica Holdings Co. Ltd.	24,285	0.0
3,300	Star Micronics Co. Ltd.	42,270	0.0
3,200	Startia Holdings, Inc.	40,684	0.0
2,600	St-Care Holding Corp.	12,625	0.0
2,700	Strike Co. Ltd.	65,655	0.0
17,800	Sumitomo Bakelite Co. Ltd.	464,840	0.2
15,800	Sumitomo Forestry Co. Ltd.	608,677	0.2
34,700 (1)	Sumitomo Pharma Co. Ltd.	119,034	0.1
4,800	Sumitomo Riko Co. Ltd.	48,875	0.0
1,800	Sumitomo Seika Chemicals Co. Ltd.	59,762	0.0
5,300	Sun Frontier Fudousan Co. Ltd.	62,921	0.0
7,100 (1)	Sun*, Inc.	24,412	0.0
3,200	Sun-Wa Technos Corp.	45,177	0.0
2,200	System Research Co. Ltd.	20,688	0.0
4,200	System Support, Inc.	50,243	0.0
4,200	Syuppin Co. Ltd.	28,881	0.0
1,100	T. RAD Co. Ltd.	23,930	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,690	Tachikawa Corp.	$23,188	0.0
1,000	Taihei Dengyo Kaisha Ltd.	33,626	0.0
8,500	Takaoka Toko Co. Ltd.	108,340	0.1
7,200	Takara & Co. Ltd.	126,419	0.1
1,500	Takasago International Corp.	50,881	0.0
62,400	Takashimaya Co. Ltd.	494,056	0.2
13,600	Takeuchi Manufacturing Co. Ltd.	423,825	0.2
2,400	Tanabe Consulting Group Co. Ltd.	18,084	0.0
4,200	TDC Soft, Inc.	33,936	0.0
9,100	TechMatrix Corp.	132,085	0.1
800	Techno Medica Co. Ltd.	9,470	0.0
4,300	Tecnos Japan, Inc.	18,085	0.0
2,900	Teikoku Electric Manufacturing Co. Ltd.	53,709	0.0
2,200	Temairazu, Inc.	46,186	0.0
1,800	Tenma Corp.	34,432	0.0
2,000	Terasaki Electric Co. Ltd.	30,647	0.0
99,600	TOA ROAD Corp.	821,785	0.3
3,700	Tocalo Co. Ltd.	43,040	0.0
22,900	Tochigi Bank Ltd.	38,724	0.0
2,700	Togami Electric Manufacturing Co. Ltd.	57,252	0.0
53,300	Tohoku Electric Power Co., Inc.	522,814	0.2
33,000	Tokai Tokyo Financial Holdings, Inc.	101,046	0.1
3,600	Tokyo Energy & Systems, Inc.	26,662	0.0
2,500	Tokyo Rope Manufacturing Co. Ltd.	18,426	0.0
11,100	Tokyo Seimitsu Co. Ltd.	597,283	0.2
34,900	Tokyo Tatemono Co. Ltd.	569,910	0.2
70,600	Tokyu Fudosan Holdings Corp.	440,573	0.2
11,100	Toli Corp.	29,924	0.0
15,300	TOMONY Holdings, Inc.	39,616	0.0
11,200	Tomy Co. Ltd.	295,666	0.1
1,800	Tonami Holdings Co. Ltd.	69,188	0.0
2,500	Topy Industries Ltd.	31,681	0.0
1,900	Torishima Pump Manufacturing Co. Ltd.	34,428	0.0
5,700	Toshiba TEC Corp.	129,627	0.1
13,600	Towa Bank Ltd.	51,286	0.0
10,600	Towa Pharmaceutical Co. Ltd.	217,231	0.1
3,700	Toyo Denki Seizo KK	26,458	0.0
12,300	Toyo Engineering Corp.	59,699	0.0
1,200	Toyo Kanetsu KK	35,041	0.0
11,500	Toyo Suisan Kaisha Ltd.	675,554	0.3
35,300	Toyo Tire Corp.	500,832	0.2
25,100	Toyoda Gosei Co. Ltd.	426,457	0.2
2,500	TPR Co. Ltd.	37,634	0.0
19,700	Traders Holdings Co. Ltd.	103,582	0.1
9,000	Transcosmos, Inc.	196,459	0.1
2,200	TRE Holdings Corp.	25,802	0.0
6,900	Trusco Nakayama Corp.	101,924	0.1
12,000	Tsubakimoto Chain Co.	151,093	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,400	Tsubakimoto Kogyo Co. Ltd.	$29,662	0.0
7,100	Tsugami Corp.	65,769	0.0
7,300	Tsukada Global Holdings, Inc.	18,814	0.0
16,100	Tsumura & Co.	526,217	0.2
7,800	TYK Corp./Tokyo	21,013	0.0
11,800	Ubicom Holdings, Inc.	102,772	0.1
1,100	Uchida Yoko Co. Ltd.	46,979	0.0
1,900	ULS Group, Inc.	67,123	0.0
8,500	Ulvac, Inc.	397,438	0.2
1,100	Union Tool Co.	51,436	0.0
5,500	Unipres Corp.	39,977	0.0
1,500	UNIRITA, Inc.	19,517	0.0
12,300	United Arrows Ltd.	175,241	0.1
11,200 (2)	UNITED, Inc./Japan	55,608	0.0
3,300	V Technology Co. Ltd.	51,766	0.0
6,600	ValueCommerce Co. Ltd.	47,065	0.0
3,800	Vector, Inc.	23,631	0.0
2,200	Vertex Corp./Japan	29,234	0.0
7,500	Vision, Inc./Tokyo Japan	51,584	0.0
900 (1)	Visional, Inc.	48,158	0.0
2,724	Vital KSK Holdings, Inc.	22,806	0.0
600	WDB coco Co. Ltd.	14,947	0.0
800	Weathernews, Inc.	31,535	0.0
5,500	Will Group, Inc.	35,308	0.0
4,600	WingArc1st, Inc.	97,992	0.1
3,000	World Holdings Co. Ltd.	37,445	0.0
3,400	Wowow, Inc.	22,584	0.0
3,500	Xebio Holdings Co. Ltd.	26,456	0.0
8,000	YAMABIKO Corp.	129,967	0.1
2,300	YAMADA Consulting Group Co. Ltd.	31,644	0.0
3,500	Yamagata Bank Ltd.	22,098	0.0
72,200	Yamaguchi Financial Group, Inc.	706,969	0.3
2,300	Yamaichi Electronics Co. Ltd.	38,425	0.0
10,700	Yamashin-Filter Corp.	32,593	0.0
17,800	Yokowo Co. Ltd.	177,528	0.1
900	Yorozu Corp.	6,927	0.0
3,000	Yossix Holdings Co. Ltd.	64,261	0.0
3,400	Yushin Precision Equipment Co. Ltd.	14,792	0.0
4,700	Yutaka Giken Co. Ltd.	59,349	0.0
1,100	Zaoh Co. Ltd.	17,547	0.0
7,100	Zenrin Co. Ltd.	37,585	0.0
4,900	Zeon Corp.	45,622	0.0
16,700	ZIGExN Co. Ltd.	62,969	0.0
		57,921,651	20.5
	Jordan: 0.4%
48,211	Hikma Pharmaceuticals PLC	1,154,650	0.4

	Liechtenstein: 0.0%
1,145	Liechtensteinische Landesbank AG	93,610	0.0

	Luxembourg: 0.0%
2,165	Eurofins Scientific SE	106,782	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Macao: 0.2%
465,200	MGM China Holdings Ltd.	$603,713	0.2

	Malaysia: 0.1%
137,300	Aeon Co. M Bhd	45,537	0.0
249,300	CCK Consolidated Holdings BHD	88,973	0.1
24,100	CSC Steel Holdings Bhd	6,518	0.0
825,500	Datasonic Group Bhd	72,233	0.0
405,700	Malayan Flour Mills Bhd	60,436	0.0
30,600	MBM Resources BHD	43,185	0.0
3,414	MKH Oil Palm East Kalimantan Bhd	475	0.0
98,300	Spritzer BHD	61,400	0.0
37,200	Uchi Technologies Bhd	32,791	0.0
		411,548	0.1
	Mexico: 0.0%
353	Corporativo Fragua SAB de CV	15,525	0.0

	Netherlands: 2.5%
12,957	Arcadis NV	897,191	0.3
14,392	ASR Nederland NV	682,166	0.3
5,321	BE Semiconductor Industries NV	566,399	0.2
7,494 (3)	Euronext NV	826,846	0.3
38,694	Fugro NV	889,714	0.3
258,307	Koninklijke BAM Groep NV	1,192,192	0.4
33,629	NN Group NV	1,650,923	0.6
1,409	NSI NV	30,346	0.0
15,162	OCI NV	184,599	0.1
8,436 (1)	ProQR Therapeutics NV	29,526	0.0
2,219	Van Lanschot Kempen NV	101,426	0.0
51	Vastned Retail NV	1,368	0.0
		7,052,696	2.5
	New Zealand: 0.0%
8,037	Scales Corp. Ltd.	19,239	0.0
51,430	SKY Network Television Ltd.	84,227	0.0
		103,466	0.0
	Norway: 1.0%
13,511	2020 Bulkers Ltd.	161,515	0.1
29,187	ABG Sundal Collier Holding ASA	18,334	0.0
22,613	Belships ASA	36,510	0.0
170	Bouvet ASA	1,049	0.0
85,045	DNO ASA	83,346	0.0
30,435 (1)	DOF Group ASA	243,007	0.1
11,158	Elopak ASA	45,189	0.0
66,575	Hoegh Autoliners ASA	700,651	0.3
242,488	MPC Container Ships ASA	477,931	0.2
2,740	Odfjell SE - Class A	31,335	0.0
8,076 (2)	Opera Ltd., ADR	145,126	0.1
1,223	Protector Forsikring ASA	31,832	0.0
50,921	Reach Subsea ASA	43,983	0.0
65,478 (1)	SATS ASA	128,573	0.1
14,989	Sea1 offshore, Inc.	37,419	0.0
1,938	SpareBank 1 Nord Norge	20,757	0.0
3,785	Sparebanken More	30,637	0.0
3,897	Stolt-Nielsen Ltd.	110,885	0.0
34,760	Wallenius Wilhelmsen ASA	345,597	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway (continued)
2,084	Wilh Wilhelmsen Holding ASA - Class A	$77,296	0.0
		2,770,972	1.0
	Papua New Guinea: 0.0%
52,912	Kina Securities Ltd.	36,682	0.0

	Peru: 0.0%
41,854	Ferreycorp SAA	33,275	0.0

	Philippines: 0.1%
18,300	Ginebra San Miguel, Inc.	78,667	0.1
1,430,000	Megaworld Corp.	56,740	0.0
		135,407	0.1
	Poland: 0.4%
14,461	Arctic Paper SA	62,886	0.0
19,769	Asseco Poland SA	443,467	0.2
1,875	Asseco South Eastern Europe SA	23,374	0.0
1,206	BNPP Bank Polska SA	26,032	0.0
116,962 (1)	Enea SA	325,515	0.1
5,039	LiveChat Software SA	74,652	0.1
102 (1)	Stalprodukt SA	6,116	0.0
3,626 (1)(2)	TEN Square Games SA	72,214	0.0
8,629	Wittchen SA	55,619	0.0
		1,089,875	0.4
	Portugal: 0.5%
2,515,419	Banco Comercial Portugues SA - Class R	1,268,898	0.5
56,765	Sonae SGPS SA	56,127	0.0
		1,325,025	0.5
	Singapore: 0.7%
83,400	Aztech Global Ltd.	47,135	0.0
38,400	China Sunsine Chemical Holdings Ltd.	13,260	0.0
29,800	CSE Global Ltd.	9,659	0.0
553,000	IGG, Inc.	292,417	0.1
232,300	Keppel DC REIT	400,129	0.1
1,710,000	Keppel Pacific Oak US REIT	419,350	0.2
114,100	Pacific Century Regional Developments Ltd.	27,218	0.0
52,600	Samudera Shipping Line Ltd.	31,340	0.0
14,000	Sarine Technologies Ltd.	2,492	0.0
189,300	Sembcorp Industries Ltd.	718,175	0.3
22,700	Sing Holdings Ltd.	5,931	0.0
19,950	Sing Investments & Finance Ltd.	15,701	0.0
31,892	Tai Sin Electric Ltd.	9,781	0.0
53,000	Tiong Woon Corp. Holding Ltd.	21,072	0.0
		2,013,660	0.7
	South Africa: 0.3%
102,043	Investec PLC - ZAR	793,423	0.3
17,785	Reunert Ltd.	81,260	0.0
		874,683	0.3
	South Korea: 4.2%
10,841	AfreecaTV Co. Ltd.	751,004	0.3
1,307	AK Holdings, Inc.	11,803	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
2	ASIA Holdings Co. Ltd.	$366	0.0
4,710	Asia Paper Manufacturing Co. Ltd.	27,599	0.0
16,487	Atinum Investment Co. Ltd.	30,457	0.0
10,795	Baiksan Co. Ltd.	102,269	0.1
19,669	Classys, Inc.	717,699	0.3
3,629	CLIO Cosmetics Co. Ltd.	57,814	0.0
1,534 (1)	Com2uS Holdings Corp.	25,877	0.0
10,119	Com2uSCorp	316,977	0.1
2,725	Cuckoo Holdings Co. Ltd.	47,979	0.0
1,482 (1)	D&C Media Co. Ltd.	19,199	0.0
20,803	Dae Hyun Co. Ltd.	30,559	0.0
6,682	Daesang Corp.	99,479	0.1
6,145	Daewon San Up Co. Ltd.	26,447	0.0
2,978	Daihan Pharmaceutical Co. Ltd.	54,170	0.0
2,024	Daou Technology, Inc.	26,795	0.0
11,558	DGB Financial Group, Inc.	68,198	0.0
4,561	DMS Co. Ltd.	18,118	0.0
1,584	Dongwon F&B Co. Ltd.	36,328	0.0
3,519 (1)	DoubleDown Interactive Co. Ltd., ADR	47,753	0.0
4,236	DoubleUGames Co. Ltd.	162,872	0.1
935	E1 Corp.	50,409	0.0
2,477	Eugene Technology Co. Ltd.	66,148	0.0
8,077	Eusu Holdings Co. Ltd.	29,920	0.0
3,407	Fila Holdings Corp.	98,332	0.1
1,300	Fursys, Inc.	39,384	0.0
3,062	Gabia, Inc.	29,854	0.0
9,983	Golfzon Newdin Holdings Co. Ltd.	27,315	0.0
21,215	H.PIO Co. Ltd.	45,224	0.0
1,970	Hanmi Pharm Co. Ltd.	454,748	0.2
26,682	Hanwha General Insurance Co. Ltd.	92,213	0.0
4,150	Hanyang Securities Co. Ltd.	37,038	0.0
1,886	HD Hyundai Electric Co. Ltd.	441,425	0.2
10,142	HD Hyundai Infracore Co. Ltd.	48,540	0.0
4,254	Hyundai Motor Securities Co. Ltd.	26,986	0.0
7,858	HyVision System, Inc.	97,632	0.1
2,040	IDIS Holdings Co. Ltd.	13,437	0.0
8,332	Iljin Holdings Co. Ltd.	24,006	0.0
14,039	IsuPetasys Co. Ltd.	357,651	0.1
28,970	JB Financial Group Co. Ltd.	375,830	0.2
4,964 (1)	Jin Air Co. Ltd.	40,252	0.0
16,512 (1)	JoyCity Corp.	19,307	0.0
4,796	KC Tech Co. Ltd./New	123,398	0.1
4,072	KEPCO Plant Service & Engineering Co. Ltd.	131,567	0.1
8,307	Kolmar Korea Co. Ltd.	422,386	0.2
19,207	Korea Asset In Trust Co. Ltd.	40,582	0.0
396	KPX Chemical Co. Ltd.	13,498	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
35,244	KTCS Corp.	$72,626	0.0
2,727	LEENO Industrial, Inc.	355,315	0.1
73	LF Corp.	790	0.0
2,874	LIG Nex1 Co. Ltd.	511,527	0.2
7,130	LOT Vacuum Co. Ltd.	51,158	0.0
8,846	LOTTE Fine Chemical Co. Ltd.	296,115	0.1
3,276	LOTTE Himart Co. Ltd.	18,954	0.0
895	Lotte Wellfood Co. Ltd.	84,563	0.0
3,501	LS Electric Co. Ltd.	366,925	0.1
1,941	LX Hausys Ltd.	55,498	0.0
2,617	LX Semicon Co. Ltd.	115,611	0.1
2,831	Maeil Dairies Co. Ltd.	78,715	0.0
2,411	MegaStudy Co. Ltd.	19,588	0.0
3,939	Modetour Network, Inc.	28,364	0.0
18,130 (1)	MONAYONGPYONG	49,284	0.0
3,086	NeoPharm Co. Ltd.	28,657	0.0
3,564	Neowiz	53,582	0.0
613 (1)	NEOWIZ HOLDINGS Corp.	9,094	0.0
7,895	NHN KCP Corp.	41,327	0.0
2,214	NICE Holdings Co. Ltd.	18,059	0.0
349	Nice Information & Telecommunication, Inc.	4,722	0.0
13,277	NICE Information Service Co. Ltd.	106,582	0.1
979	NongShim Co. Ltd.	264,960	0.1
6,191	NOROO Paint & Coatings Co. Ltd.	37,561	0.0
3,140	PHA Co. Ltd.	22,380	0.0
3,503	PharmaResearch Co. Ltd.	568,866	0.2
16,591	Poongsan Corp.	709,502	0.3
3,023	Rayence Co. Ltd.	15,315	0.0
9,090 (1)	Refine Co. Ltd.	89,811	0.0
87,913 (4)	S&C Engine Group Ltd.	—	—
1,737	S-1 Corp.	81,245	0.0
8,006	Sam Young Electronics Co. Ltd.	56,598	0.0
3,844	Sambo Corrugated Board Co. Ltd.	25,263	0.0
976	Samchully Co. Ltd.	63,795	0.0
2,982	Sammok S-Form Co. Ltd.	46,603	0.0
23,656 (1)	Samsung Engineering Co. Ltd.	304,451	0.1
1,134	Samyang Holdings Corp.	58,255	0.0
3,307	SeAH Besteel Holdings Corp.	47,334	0.0
127	SeAH Holdings Corp.	9,304	0.0
19,401	Sebang Co. Ltd.	167,474	0.1
1,306	Seoul City Gas Co. Ltd.	49,811	0.0
8,661	Seoyon Co. Ltd.	45,104	0.0
5,556	Shinsegae International, Inc.	52,537	0.0
1,735	SJ Group Co. Ltd.	7,135	0.0
10,720	SNT Dynamics Co. Ltd.	193,682	0.1
1,330	Spigen Korea Co. Ltd.	19,643	0.0
23,993	STIC Investments, Inc.	140,022	0.1
1,953 (1)	Suprema, Inc.	35,906	0.0
126	Taekwang Industrial Co. Ltd.	59,429	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
4,766 (1)	Thinkware Systems Corp.	$36,277	0.0
24,076	Tongyang Life Insurance Co. Ltd.	106,259	0.1
2,315	Ubiquoss, Inc.	23,477	0.0
5,491	Uju Electronics Co. Ltd.	57,680	0.0
2,342	Unid Co. Ltd.	118,231	0.1
3,416	Wins Co. Ltd.	30,878	0.0
4,222	WiSoL Co. Ltd.	18,656	0.0
		11,757,344	4.2
	Spain: 1.7%
49,783	Acerinox SA	456,166	0.2
161,262	Bankinter SA	1,315,640	0.5
19,738	Cia de Distribucion Integral Logista Holdings SA	604,724	0.2
33,649	Indra Sistemas SA	593,214	0.2
346	Laboratorios Farmaceuticos Rovi SA	29,393	0.0
238,073	Mapfre SA	680,557	0.2
75,368	Merlin Properties Socimi SA	840,978	0.3
7,389	Naturhouse Health SAU	13,382	0.0
3,639	Pharma Mar SA	280,301	0.1
		4,814,355	1.7
	Sweden: 2.6%
9,767	AddLife AB - Class B	124,118	0.1
29,643	AFRY AB	446,021	0.2
10,943	Alleima AB	66,870	0.0
17,284	Alligo AB - Class B	204,399	0.1
7,852	Arise AB	30,161	0.0
10,765	Arjo AB - Class B	35,506	0.0
34,559	Avanza Bank Holding AB	719,862	0.3
15,492	Axfood AB	345,913	0.1
13,455	Bahnhof AB - Class B	66,931	0.0
96	Beijer Alma AB	1,543	0.0
14,518	Betsson AB - Class B	193,109	0.1
17,650	BioGaia AB - Class B	174,768	0.1
6,335	Biotage AB	95,074	0.0
102,505	Bredband2 i Skandinavien AB	18,882	0.0
4,973	Bufab AB	178,205	0.1
7,960	Byggmax Group AB	33,380	0.0
3,910 (1)	Camurus AB	219,876	0.1
2 (1)	Careium AB	6	0.0
1,849	Cellavision AB	40,427	0.0
3,712	Clas Ohlson AB - Class B	61,481	0.0
21,136	Dios Fastigheter AB	157,647	0.1
23,332	Electrolux Professional AB - Class B	160,848	0.1
1,265	Ependion AB	12,229	0.0
11,403	Fagerhult Group AB	64,215	0.0
2,964	G5 Entertainment AB	25,801	0.0
10,267	Granges AB	121,305	0.0
10,656	Heba Fastighets AB - Class B	32,704	0.0
4,661	Hemnet Group AB	146,289	0.1
3,411	Investment AB Oresund	36,291	0.0
5,626	Inwido AB	102,122	0.0
7,048	KAMBI GROUP PLC	89,481	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
4,657	Lagercrantz Group AB - Class B	$91,203	0.0
4,101	Lindab International AB	85,976	0.0
12,351	Loomis AB	386,946	0.1
495 (1)	Medcap AB	25,304	0.0
1,570	MIPS AB	77,006	0.0
10,648	Mycronic AB	414,818	0.2
28,846	NCC AB - Class B	429,364	0.2
53,476 (1)	Neobo Fastigheter AB	103,181	0.0
166,960 (1)	Net Insight AB - Class B	123,720	0.1
3,124	OEM International AB - Class B	36,515	0.0
6,826	Pandox AB	118,651	0.0
58,562	Ratos AB - Class B	187,168	0.1
5,165	RaySearch Laboratories AB	73,685	0.0
8,136	Scandi Standard AB	62,043	0.0
2,703 (1)	Sdiptech AB - Class B	61,036	0.0
3,204	Solid Forsakring AB	25,862	0.0
7,521	Systemair AB	57,601	0.0
14,592 (1)	Tobii Dynavox AB	84,587	0.0
3,629	VBG Group AB - Class B	105,172	0.0
67,275	Wihlborgs Fastigheter AB	707,186	0.3
16,089	Zinzino AB - Class B	139,529	0.1
		7,402,017	2.6
	Switzerland: 7.0%
33,949	Accelleron Industries AG	1,820,257	0.7
730	Allreal Holding AG	129,888	0.1
360	ALSO Holding AG	95,748	0.0
1,506 (1)	Basilea Pharmaceutica AG, Reg	74,748	0.0
1,482	Belimo Holding AG	981,725	0.4
9,842	BKW AG	1,729,239	0.6
922	Bucher Industries AG, Reg	359,100	0.1
158	Burckhardt Compression Holding AG	116,159	0.1
558	Burkhalter Holding AG	57,315	0.0
258	Cie Financiere Tradition SA - Class BR	45,142	0.0
60,994	Clariant AG	847,670	0.3
1,203	Comet Holding AG, Reg	399,110	0.2
5,163	DKSH Holding AG	368,892	0.1
2,434	Flughafen Zurich AG, Reg	573,798	0.2
327	Forbo Holding AG, Reg	321,481	0.1
8,810 (3)	Galenica AG	766,755	0.3
6,254	Helvetia Holding AG	1,056,370	0.4
1,124	Hiag Immobilien Holding AG	106,992	0.0
663	Huber + Suhner AG, Reg	62,750	0.0
203	Inficon Holding AG	243,225	0.1
336	Kardex Holding AG	102,500	0.0
7,152 (1)	Kudelski SA - Class BR	11,670	0.0
4,303	Landis+Gyr Group AG	346,628	0.1
31,251	Logitech International SA	2,558,888	0.9
17	Metall Zug AG, Reg	23,740	0.0
1,707	Mikron Holding AG, Reg	29,651	0.0
30,523 (1)	On Holding AG - Class A	1,447,401	0.5
47	Phoenix Mecano AG	24,002	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
8,701	PSP Swiss Property AG, Reg	$1,235,629	0.4
2,802	R&S Group Holding AG	67,815	0.0
762	Siegfried Holding AG, Reg	995,358	0.4
4,214 (1)	Sportradar Group AG - Class A	52,296	0.0
6,407	Sulzer AG, Reg	987,728	0.4
3,293	Swissquote Group Holding SA, Reg	1,120,179	0.4
663	Tecan Group AG, Reg	167,522	0.1
183	Vaudoise Assurances Holding SA	97,577	0.0
684	VZ Holding AG	110,416	0.0
344	Ypsomed Holding AG	152,578	0.1
		19,687,942	7.0
	Taiwan: 1.9%
40,000 (1)	ACES Electronic Co. Ltd.	67,378	0.0
61,000	Advancetek Enterprise Co. Ltd.	121,014	0.1
19,000	Arcadyan Technology Corp.	92,427	0.0
61,000	Asia Optical Co., Inc.	191,088	0.1
15,000	ASROCK, Inc.	92,641	0.0
28,000	Azurewave Technologies, Inc.	35,431	0.0
40,000	BRIGHT LED ELECTRONICS	26,174	0.0
20,000	Cenra, Inc.	24,032	0.0
62,000	CviLux Corp.	102,195	0.0
14,000	CyberPower Systems, Inc.	133,607	0.1
50,000	Darfon Electronics Corp.	75,843	0.0
38,000	Ennoconn Corp.	340,930	0.1
71,000	Everlight Electronics Co. Ltd.	184,470	0.1
19,000	Fitipower Integrated Technology, Inc.	144,684	0.1
70,000	FocalTech Systems Co. Ltd.	181,511	0.1
31,000	Foxsemicon Integrated Technology, Inc.	325,734	0.1
30,000	FSP Technology, Inc.	54,224	0.0
10,000	FY Group Ltd.	22,941	0.0
61,661 (1)	General Interface Solution Holding Ltd.	108,410	0.0
15,000	Global Lighting Technologies, Inc.	33,877	0.0
26,000	Global Mixed Mode Technology, Inc.	180,829	0.1
28,343	Himax Technologies, Inc., ADR	162,405	0.1
11,000	Insyde Software Corp.	177,598	0.1
18,000	ITE Technology, Inc.	75,050	0.0
18,000	Johnson Health Tech Co. Ltd.	83,597	0.0
3,000	Keystone Microtech Corp.	30,564	0.0
118,000	Kindom Development Co. Ltd.	165,617	0.1
20,000	Lida Holdings Ltd.	16,178	0.0
11,000	Lumax International Corp. Ltd.	37,243	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
14,000	Macnica Galaxy, Inc.	$28,802	0.0
8,000	MacroWell OMG Digital Entertainment Co. Ltd.	27,881	0.0
4,634	Major Power Technology Co. Ltd.	26,836	0.0
41,207	Merry Electronics Co. Ltd.	134,539	0.1
17,000	Niko Semiconductor Co. Ltd.	23,841	0.0
15,000	Nova Technology Corp./ Taiwan	85,991	0.0
27,000	Pixart Imaging, Inc.	201,215	0.1
10,000	Raydium Semiconductor Corp.	104,874	0.0
50,000	Rechi Precision Co. Ltd.	40,005	0.0
19,000	Rich Honour International Designs Co. Ltd.	40,762	0.0
30,000 (1)	RichWave Technology Corp.	154,297	0.1
5,000	Sinmag Equipment Corp.	22,130	0.0
69,000	Sinon Corp.	89,586	0.0
125,000 (1)	Sunplus Technology Co. Ltd.	112,486	0.1
16,000	Sunrex Technology Corp.	27,593	0.0
30,000	Sunspring Metal Corp.	30,679	0.0
45,000	Syscom Computer Engineering Co.	75,212	0.0
40,000	Systex Corp.	163,699	0.1
31,000	Taiwan Fire & Marine Insurance Co. Ltd.	27,011	0.0
26,000	Taiwan FU Hsing Industrial Co. Ltd.	42,555	0.0
61,000	Taiwan Paiho Ltd.	152,228	0.1
27,000	Taiwan Sakura Corp.	69,727	0.0
7,000	Tofu Restaurant Co. Ltd.	55,388	0.0
7,000	Topview Optronics Corp.	20,395	0.0
36,000	Ubright Optronics Corp.	73,513	0.0
10,767	Userjoy Technology Co. Ltd.	26,912	0.0
23,000	Utechzone Co. Ltd.	93,234	0.0
19,000	Weblink International, Inc.	33,482	0.0
4,000	WinWay Technology Co. Ltd.	160,333	0.1
		5,432,898	1.9
	Thailand: 0.1%
109,600	After You PCL	34,753	0.0
107,500 (2)	Bangkok Airways PCL	81,027	0.0
204,700	Ratchaphruek Hospital PCL	34,273	0.0
132,800	Regional Container Lines PCL	101,762	0.0
171,700	Rojana Industrial Park PCL	37,070	0.0
17,700 (2)	Thai Stanley Electric PCL	114,346	0.1
39,300	Zen Corp. Group PCL	8,843	0.0
		412,074	0.1
	Turkey: 0.2%
29,035 (1)	Eldorado Gold Corp.	505,065	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Arab Emirates: 0.1%
25,524	Commercial Bank of Dubai PSC	$51,284	0.0
166,088 (1)	Gulf Marine Services PLC	37,050	0.0
41,221 (1)	Yalla Group Ltd., ADR	170,655	0.1
		258,989	0.1
	United Kingdom: 9.0%
12,560	4imprint Group PLC	827,340	0.3
12,301	AG Barr PLC	98,818	0.0
12,352	AJ Bell PLC	70,797	0.0
4,660	Anglo-Eastern Plantations PLC	39,955	0.0
9,959	Animalcare Group PLC	30,050	0.0
126,683	Balfour Beatty PLC	726,591	0.3
87,297	Beazley PLC	850,999	0.3
13,938	Bellway PLC	509,699	0.2
7,660 (1)	Birkenstock Holding PLC	352,360	0.1
6,697	Breedon Group PLC	37,996	0.0
118,637	British Land Co. PLC	610,504	0.2
10,920	Bytes Technology Group PLC	63,593	0.0
29,445	Care Reit PLC	32,938	0.0
7,956	Cerillion PLC	191,842	0.1
5,100	Chesnara PLC	16,539	0.0
9,715	City of London Investment Group PLC	47,603	0.0
57,280	CLS Holdings PLC	68,468	0.0
2,109	Cohort PLC	24,149	0.0
21,967	Computacenter PLC	618,100	0.2
160,285 (3)	ConvaTec Group PLC	442,138	0.2
76,177	Costain Group PLC	102,647	0.0
106,754 (1)	Currys PLC	113,565	0.0
235,103 (1)(3)	Deliveroo PLC	417,748	0.2
23,027	dotdigital group PLC	26,337	0.0
63,212	Drax Group PLC	509,179	0.2
2,897 (1)	Eagle Eye Solutions Group PLC	17,632	0.0
63,964	easyJet PLC	421,504	0.2
250,298 (1)	EnQuest PLC	39,763	0.0
9,755	FDM Group Holdings PLC	44,528	0.0
11,757	Foresight Group Holdings Ltd.	70,495	0.0
7,555 (1)	Frontier Developments PLC	25,760	0.0
721	Fuller Smith & Turner PLC - Class A	6,582	0.0
1,030	Games Workshop Group PLC	159,217	0.1
3,379	Gamma Communications PLC	69,190	0.0
85,471 (1)	Gem Diamonds Ltd.	12,922	0.0
95,321	Harbour Energy PLC	339,162	0.1
992	Hargreaves Services PLC	7,010	0.0
13,311	Hill & Smith PLC	348,151	0.1
31,286	IG Group Holdings PLC	362,001	0.1
21,148	IMI PLC	450,440	0.2
47,227	Inchcape PLC	436,814	0.2
15,809	IntegraFin Holdings PLC	74,651	0.0
25,002	Intermediate Capital Group PLC	664,167	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
97,435	International Personal Finance PLC	$167,099	0.1
125,387	Investec PLC - GBP	962,003	0.3
9,137	J D Wetherspoon PLC	72,340	0.0
13,133	James Halstead PLC	33,022	0.0
91,952	JET2 PLC	1,708,982	0.6
5,458	Johnson Matthey PLC	105,028	0.0
112,851	Just Group PLC	194,992	0.1
10,091	Kainos Group PLC	97,199	0.0
18,667	Knights Group Holdings PLC	29,968	0.0
9,323	Liontrust Asset Management PLC	58,305	0.0
234,505	LondonMetric Property PLC	586,194	0.2
24,278	Macfarlane Group PLC	35,062	0.0
163,633	Man Group PLC/Jersey	418,771	0.2
221,077	Marks & Spencer Group PLC	1,072,648	0.4
79,548 (1)	Marston's PLC	39,440	0.0
31,691	Mears Group PLC	139,143	0.1
52,452	Mitie Group PLC	78,686	0.0
1,783	MJ Gleeson PLC	13,947	0.0
26,884	Moneysupermarket.com Group PLC	65,109	0.0
5,425	Morgan Sindall Group PLC	262,099	0.1
14,527	Ninety One PLC	31,099	0.0
19,456	Nomad Foods Ltd.	341,453	0.1
18,017	Norcros PLC	63,656	0.0
98,505	OSB Group PLC	445,893	0.2
13,323 (1)	Oxford Biomedica PLC	68,374	0.0
30,578	Oxford Metrics PLC	22,475	0.0
40,963	Pagegroup PLC	188,779	0.1
350,714	Pan African Resources PLC	163,708	0.1
77,708	Paragon Banking Group PLC	687,380	0.3
4,301 (1)	Paysafe Ltd.	91,353	0.0
76,146 (1)	Playtech PLC	712,838	0.3
27,585	Polar Capital Holdings PLC	170,023	0.1
155,403	QinetiQ Group PLC	917,348	0.3
31,855	Rightmove PLC	242,563	0.1
39,929	Safestore Holdings PLC	416,431	0.2
303,943	Serco Group PLC	686,767	0.2
69,803	Severfield PLC	77,407	0.0
9,406	Spectris PLC	306,251	0.1
226,119	Speedy Hire PLC	96,510	0.0
85,075 (1)	Spirent Communications PLC	184,297	0.1
36,216	St James's Place PLC	379,930	0.1
40,308	SThree PLC	183,733	0.1
53,688	Sylvania Platinum Ltd.	32,191	0.0
263,775	Taylor Wimpey PLC	498,718	0.2
19,912 (2)	TORM PLC - USD - Class A	517,712	0.2
35,599 (1)(3)	Trainline PLC	176,880	0.1
318,627	Tritax Big Box REIT PLC	579,718	0.2
25,786	Victorian Plumbing Group PLC	36,906	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
5,047	Volution Group PLC	$37,660	0.0
15,122	Weir Group PLC	407,239	0.2
25,028	Wickes Group PLC	51,636	0.0
41,751	XPS Pensions Group PLC	192,733	0.1
		25,529,642	9.0
	United States: 2.1%
26,717 (1)	Carnival PLC, ADR	534,340	0.2
27,825	Civeo Corp.	713,711	0.3
11,481 (1)(2)	Fiverr International Ltd.	335,934	0.1
6,026	Global Ship Lease, Inc. - Class A	143,720	0.0
4,417 (1)	Gravity Co. Ltd., ADR	280,966	0.1
35,114 (1)	IMAX Corp.	853,270	0.3
22,724 (1)	Kiniksa Pharmaceuticals International PLC	513,335	0.2
35,597	Navigator Holdings Ltd.	548,550	0.2
22,100	Primo Water Corp.	580,297	0.2
16,343 (1)	PureTech Health PLC	32,158	0.0
107,591 (1)	Riskified Ltd. - Class A	480,932	0.2
32,483	SSR Mining, Inc.	200,420	0.1
44,856 (1)	Zymeworks, Inc.	614,527	0.2
		5,832,160	2.1
	Total Common Stock (Cost $250,464,630)	277,959,025	98.4

EXCHANGE-TRADED FUNDS: 0.7%
12,317	iShares MSCI EAFE Small-Cap ETF	781,637	0.3
26,592	Vanguard FTSE Developed Markets ETF	1,332,259	0.4
		2,113,896	0.7
	Total Exchange-Traded Funds (Cost $2,210,726)	2,113,896	0.7

PREFERRED STOCK: 0.2%
	Brazil: 0.0%
51,100	Metalurgica Gerdau SA	90,781	0.0

	Germany: 0.2%
555	Einhell Germany AG	40,026	0.0
7,769	Fuchs Petrolub SE	362,594	0.2
88	KSB SE & Co. KGaA	55,710	0.0
182	STO SE & Co. KGaA	24,142	0.0
1,268	Villeroy & Boch AG	22,689	0.0
		505,161	0.2
	Total Preferred Stock (Cost $526,484)	595,942	0.2

RIGHT: —%
	Australia: —%
139,368 (4)	Beacon Minerals Ltd.	—	—

	Italy: —%
135,364 (4)	COFIDE SpA	—	—
3,087 (4)	Reply SpA	—	—
		—	—
	Total Right (Cost $–)	—	—

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
RIGHT: (continued)
	Italy (continued)
	Total Long-Term Investments (Cost $253,201,840)	$280,668,863	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.6%
1,000,000 (5)	Bank of Montreal, Repurchase Agreement dated 10/31/2024, 4.860%, due 11/01/2024 (Repurchase Amount $1,000,133, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.713%- 7.623%, Market Value plus accrued interest $1,020,000, due 01/01/26-12/01/52)	1,000,000	0.4
525,159 (5)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 10/31/2024, 4.890%, due 11/01/2024 (Repurchase Amount $525,229, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%- 7.500%, Market Value plus accrued interest $535,662, due 05/15/25-11/01/54)	525,159	0.2
	Total Repurchase Agreements (Cost $1,525,159)	1,525,159	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
358,497 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.760% (Cost $358,497)	$358,497	0.1
	Total Short-Term Investments (Cost $1,883,656)	1,883,656	0.7
	Total Investments in Securities (Cost $255,085,496)	$282,552,519	100.0
	Liabilities in Excess of Other Assets	(102,639)	0.0
	Net Assets	$282,449,880	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of October 31, 2024.

Sector Diversification	Percentage of Net Assets
Industrials	23.5%
Financials	13.5
Information Technology	13.4
Consumer Discretionary	10.7
Materials	8.9
Health Care	7.1
Real Estate	6.3
Communication Services	4.8
Energy	3.9
Consumer Staples	3.5
Utilities	2.9
Exchange-Traded Funds	0.7
Foreign Stock	0.1
Electronics-Electrical	0.0
Rights	0.0
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	0.0
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at October 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$1,449,787	$15,027,365	$—	$16,477,152
Austria	—	125,129	—	125,129
Belgium	950,838	33,379	—	984,217
Bermuda	155,435	—	—	155,435
Brazil	597,543	—	—	597,543
Burkina Faso	552,232	—	—	552,232
Canada	26,703,075	—	—	26,703,075
China	583,223	1,915,459	—	2,498,682
Colombia	30,622	—	—	30,622
Denmark	565,757	9,783,747	—	10,349,504
Egypt	43,402	—	—	43,402
Finland	1,613,044	2,413,448	—	4,026,492
France	852,065	18,008,282	—	18,860,347
Germany	212,539	14,878,622	—	15,091,161
Greece	342,626	118,274	—	460,900
Guatemala	565,340	—	—	565,340
Guernsey	137,286	—	—	137,286
Hong Kong	1,038,877	1,319,164	3,715	2,361,756
India	—	567,467	—	567,467
Indonesia	169,071	—	—	169,071
Ireland	1,067,897	1,095,868	—	2,163,765
Israel	1,920,140	451,049	—	2,371,189
Italy	429,618	14,861,934	—	15,291,552
Japan	53,962	57,867,689	—	57,921,651
Jordan	—	1,154,650	—	1,154,650
Liechtenstein	93,610	—	—	93,610
Luxembourg	—	106,782	—	106,782
Macao	—	603,713	—	603,713
Malaysia	76,451	335,097	—	411,548
Mexico	15,525	—	—	15,525
Netherlands	61,240	6,991,456	—	7,052,696
New Zealand	84,227	19,239	—	103,466
Norway	770,696	2,000,276	—	2,770,972
Papua New Guinea	—	36,682	—	36,682
Peru	33,275	—	—	33,275
Philippines	78,667	56,740	—	135,407
Poland	511,308	578,567	—	1,089,875
Portugal	56,127	1,268,898	—	1,325,025
Singapore	66,494	1,947,166	—	2,013,660
South Africa	793,423	81,260	—	874,683
South Korea	120,903	11,636,441	—	11,757,344
Spain	13,382	4,800,973	—	4,814,355
Sweden	2,096,376	5,305,641	—	7,402,017
Switzerland	2,264,780	17,423,162	—	19,687,942
Taiwan	262,280	5,170,618	—	5,432,898
Thailand	183,372	228,702	—	412,074
Turkey	505,065	—	—	505,065
United Arab Emirates	258,989	—	—	258,989
United Kingdom	9,357,880	16,171,762	—	25,529,642
United States	5,832,160	—	—	5,832,160
Total Common Stock	63,570,609	214,384,701	3,715	277,959,025
Exchange-Traded Funds	2,113,896	—	—	2,113,896
Preferred Stock	209,206	386,736	—	595,942

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at October 31, 2024
Short-Term Investments	$358,497	$1,525,159	$—	$1,883,656
Total Investments, at fair value	$66,252,208	$216,296,596	$3,715	$282,552,519
Other Financial Instruments+
Forward Foreign Currency Contracts	—	15	—	15
Total Assets	$66,252,208	$216,296,611	$3,715	$282,552,534

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At October 31, 2024, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	5,308,217	USD	34,921	Bank of America N.A.	11/05/24	$15
						$15

Currency Abbreviations:

JPY	—	Japanese Yen

USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$15
Total Asset Derivatives		$15

The effect of derivative instruments on the Fund's Statement of Operations for the year ended October 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$212
Total	$212

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$15
Total	$15

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at October 31, 2024:

	Bank of America N.A.	Total
Assets:
Forward foreign currency contracts	$15	$15
Total Assets	$15	$15
Liabilities:
Total Liabilities	$—	$—
Net OTC derivative instruments by counterparty, at fair value	$15	$15
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—
Net Exposure(1)	$15	$15

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At October 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $258,064,287.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$44,016,487
Gross Unrealized Depreciation	(19,209,913)
Net Unrealized Appreciation	$24,806,574

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended October 31, 2024 were as follows:

Fund Name	Type	Per Share Amount
Voya Global Bond Fund
Class A	NII	$0.3077
Class C	NII	$0.2538
Class I	NII	$0.3265
Class R	NII	$0.2925
Class R6	NII	$0.3296
Class W	NII	$0.3223
All Classes	ROC	$0.0101
Voya Global High Dividend Low Volatility Fund
Class A	NII	$1.0887
Class C	NII	$0.7627
Class I	NII	$1.1922
Class R6	NII	$1.2133
Class W	NII	$1.1952
Voya Multi-Manager International Small Cap Fund
Class A	NII	$0.9436
Class C	NII	$0.6185
Class I	NII	$1.1341
Class R6	NII	$1.1393
Class W	NII	$1.0679

NII - Net investment income

ROC - Return of capital

Of the ordinary distributions made during the year ended October 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Global High Dividend Low Volatility Fund	71.93%

For the year ended October 31, 2024, the following are percentages of ordinary income dividends paid by the Funds (including creditable foreign taxes paid) that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Global High Dividend Low Volatility Fund	100.00%
Voya Multi-Manager International Small Cap Fund	99.87%

The Funds designate the following amount as Section 199A dividends:

Voya Global High Dividend Low Volatility Fund	$524,783

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended October 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Derived from Foreign Sourced Income*
Voya Multi-Manager International Small Cap Fund	$ 893,392	$ 0.1970	85.56%

*None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

TAX INFORMATION (Unaudited) (continued)

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

[This Page Intentionally Left Blank]

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

166211 (1024)

Annual Financial Statements and Other Information

October 31, 2024

Voya VACS Series EME Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT voyainvestments.com

TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Portfolio of Investments	15
Tax Information	23

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180 or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya VACS Series EME Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya VACS Series EME Fund (the “Fund”) (one of the funds constituting Voya Mutual Funds (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2024 and the period from June 7, 2023 (commencement of operations) through October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Mutual Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended October 31, 2024 and the period from June 7, 2023 (commencement of operations) through October 31, 2023, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

December 23, 2024

1

STATEMENT OF ASSETS AND LIABILITIES as of October 31, 2024

ASSETS:
Investments in securities at fair value+*	$224,476,628
Short-term investments at fair value†	4,585,504
Cash	14,609
Cash collateral for futures contracts	16,332
Foreign currencies at value‡	98,704
Receivables:
Investment securities and currencies sold	132,307
Fund shares sold	55,508
Dividends	344,728
Foreign tax reclaims	12,879
Prepaid expenses	1,627
Reimbursement due from Investment Adviser	12,845
Other assets	578
Total assets	229,752,249

LIABILITIES:
Payable for investment securities and currencies purchased	132,988
Payable for fund shares redeemed	134,025
Payable upon receipt of securities loaned	654,737
Variation margin payable on futures contracts	1,784
Payable to trustees under the deferred compensation plan (Note 5)	578
Payable for trustee fees	562
Payable for foreign capital gains tax	1,297,513
Other accrued expenses and liabilities	154,671
Total liabilities	2,376,858
NET ASSETS	$227,375,391

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$205,892,588
Total distributable earnings	21,482,803
NET ASSETS	$227,375,391

+ Including securities loaned at value	$622,047
* Cost of investments in securities	$206,586,126
† Cost of short-term investments	$4,585,504
‡ Cost of foreign currencies	$98,703

Net assets	$227,375,391
Shares authorized	unlimited
Par value	—
Shares outstanding	20,085,934
Net asset value and redemption price per share	$11.32

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the year ended October 31, 2024

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,797,721
Securities lending income, net	19,914
Other	1,211
Total investment income	5,818,846
EXPENSES:
Transfer agent fees	660
Shareholder reporting expense	4,004
Registration fees	23,067
Professional fees	105,060
Custody and accounting expense	198,642
Trustee fees	5,617
Offering expense	21,000
Miscellaneous expense	31,699
Interest expense	27,665
Total expenses	417,414
Waived and reimbursed fees	(42,825)
Net expenses	374,589
Net investment income	5,444,257
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	1,156,648
Forward foreign currency contracts	341
Foreign currency related transactions	(214,246)
Futures	70,852
Net realized gain	1,013,595
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	36,621,085
Foreign currency related transactions	(5,959)
Futures	(11,050)
Net change in unrealized appreciation (depreciation)	36,604,076
Net realized and unrealized gain	37,617,671
Increase in net assets resulting from operations	$43,061,928

* Foreign taxes withheld	$698,876
^ Foreign capital gains taxes withheld	$806,812
# Change in foreign capital gains taxes accrued	$1,165,128

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	June 7, 2023(1) to October 31, 2023
FROM OPERATIONS:
Net investment income	$5,444,257	$2,046,044
Net realized gain	1,013,595	416,790
Net change in unrealized appreciation (depreciation)	36,604,076	(19,911,042)
Increase (decrease) in net assets resulting from operations	43,061,928	(17,448,208)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(4,130,918)	—
Total distributions	(4,130,918)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	73,153,456	252,114,264
Reinvestment of distributions	4,130,918	—

	77,284,374	252,114,264
Cost of shares redeemed	(107,455,211)	(16,050,838)
Net increase (decrease) in net assets resulting from capital share transactions	(30,170,837)	236,063,426
Net increase in net assets	8,760,173	218,615,218

NET ASSETS:
Beginning of year or period	218,615,218	—
End of year or period	$227,375,391	$218,615,218

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
10-31-24	9.47	0.27	•	1.75	2.02	0.13	0.04	—	0.17	—	11.32	21.62	0.19	0.17	0.17	2.42	227,375	40
06-07-23(4)- 10-31-23	10.00	0.11	•	(0.64)	(0.53)	—	—	—	—	—	9.47	(5.30)	0.17	0.15	0.15	2.61	218,615	11

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series. This report is for Voya VACS Series EME Fund (“EME” or the “Fund”), a diversified series of the Trust.

The Fund’s shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Fund does not have a share class designation. All shareholders are allocated the common expenses of the Fund and earn income and realized gains/losses from the Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as one of the multiple sub-advisers to the Fund. Voya IM serves as one of the multiple sub-advisers for the Fund. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m.

Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an

6

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding

7

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

8

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and

9

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

There were no open OTC derivatives at October 31, 2024.

H. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the year ended October 31, 2024, the Fund entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the year ended October 31, 2024, the Fund had an average contract amount on forward foreign currency contracts to buy and sell of $33,167 and $83,843, respectively.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended October 31, 2024, the Fund purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended October 31, 2024, the Fund had an average notional value on futures contracts purchased of $742,981. Please refer to the tables within the Portfolio of Investments for open futures contracts during the year ended October 31, 2024.

I. Securities Lending. The Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral.

10

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended October 31, 2024, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$87,281,962	$118,251,883

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for EME.

The Investment Adviser has entered into sub-advisory agreements with Delaware Investments Fund Advisers, Sustainable Growth Advisers, LP and Voya IM. These sub-advisers provide investment advice for the Fund and are paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At October 31, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Investment Trust Co.	88.70%

The Investment Advisor may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended October 31, 2024, there were no account fees for affiliated recordkeeping services paid by the Fund.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to 0.15% of the average net assets.

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense

11

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 6 — EXPENSE LIMITATION AGREEMENT (continued)

ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of October 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advisor and the related expiration dates are as follows:

October 31,
2025	2026	2027	Total
$—	$9,699	$42,825	$52,524

The Expense Limitation Agreement is contractual through March 1, 2025 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 10, 2024, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the year ended October 31, 2024:

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
24	$6,565,958	6.32%

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
10/31/2024	6,639,768	—	412,679	(10,041,245)	—	(2,988,798)	73,153,456	—	4,130,918	(107,455,211)	—	(30,170,837)
6/07/2023(1)- 10/31/2023	24,690,627	—	—	(1,615,896)	—	23,074,731	252,114,264	—	—	(16,050,838)	—	236,063,426

(1)      Commencement of operations.

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at its last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bear the risk of loss with respect to the investment of collateral with the following exception: BNY

12

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 9 — SECURITIES LENDING (continued)

provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of October 31, 2024:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	$506,824	$(506,824)	$—
Merrill Lynch International	115,223	(115,223)	—
Total	$622,047	$(622,047)	$—

(1) Cash Collateral with a fair value of $654,737 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended October 31, 2024	Period Ended October 31, 2023
Ordinary Income	Ordinary Income
$4,130,918	$—

The tax-basis components of distributable earnings as of October 31, 2024 were:

Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
$9,543,120	$13,104,810	$(1,165,127)	$21,482,803

At October 31, 2024, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

13

NOTES TO FINANCIAL STATEMENTS as of October 31, 2024 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

As of October 31, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 12 — SUBSEQUENT EVENTS

Registration: The Fund’s Board approved the registration of the Fund’s shares under the 1933 Act, with a proposed effectiveness date of March 1, 2025.

Dividends: Subsequent to October 31, 2024, the Fund paid dividends and distributions per share of:

Net Investment Income	Short-term Capital Gains	Payable Date	Record Date
$0.4834	$0.0468	December 13, 2024	December 11, 2024

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Brazil: 7.0%
29,602	Allos SA	$113,576	0.0
60,243	Ambev SA	131,305	0.1
235,583	Ambev SA, ADR	513,571	0.2
66,054	B3 SA - Brasil Bolsa Balcao	121,461	0.0
301,988	Banco Bradesco SA, ADR	745,910	0.3
64,528	Banco Santander Brasil SA, ADR	305,217	0.1
41,159	BB Seguridade Participacoes SA	244,068	0.1
132,975 (1)	BRF SA, ADR	607,696	0.3
8,112	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	129,463	0.1
11,203	Energisa S/A	83,525	0.0
19,093	Equatorial Energia SA	106,349	0.0
187,502	Itau Unibanco Holding SA, ADR	1,134,387	0.5
36,054	JBS S/A	225,645	0.1
39,469	Klabin SA	143,309	0.1
15,041	Petroleo Brasileiro SA	101,342	0.0
151,150	Petroleo Brasileiro SA - Foreign, ADR	2,032,968	0.9
411,367	Raia Drogasil SA	1,739,854	0.8
37,837	Rumo SA	129,791	0.1
11,540	Suzano SA	119,195	0.0
21,510	Telefonica Brasil SA	196,016	0.1
59,785	Telefonica Brasil SA, ADR	544,641	0.2
58,034	TIM SA/Brazil	166,345	0.1
32,200	TIM SA/Brazil, ADR	460,460	0.2
385,996	Totvs SA	1,992,444	0.9
56,879	Vale SA, ADR	608,605	0.3
41,302	Vale SA - Foreign	442,606	0.2
40,252	Vibra Energia SA	155,552	0.1
153,173	XP, Inc. - Class A	2,674,401	1.2
		15,969,702	7.0
	Chile: 0.3%
47,596	Cencosud SA	98,715	0.1
13,236 (2)	Sociedad Quimica y Minera de Chile SA, ADR	508,130	0.2
		606,845	0.3
	China: 13.5%
363,600	Alibaba Group Holding Ltd.	4,447,670	2.0
64,450 (1)	Baidu, Inc. - Class A	735,428	0.3
3,105 (1)	BeiGene Ltd., ADR	629,197	0.3
3,000	BYD Co. Ltd. - Class H	108,356	0.0
963,000 (3)	CGN Power Co. Ltd. - Class H	346,139	0.2
234,000	China Communications Services Corp. Ltd. - Class H	125,716	0.1
188,000	China Construction Bank Corp. - Class H	145,932	0.1
25,000	China Shenhua Energy Co. Ltd. - Class H	108,248	0.0
312,000	CSPC Pharmaceutical Group Ltd.	230,984	0.1
19,900	ENN Energy Holdings Ltd.	140,201	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
379,297	H World Group Ltd.	$1,396,117	0.6
60,200	Haier Smart Home Co. Ltd. - Class H	218,479	0.1
134,000	Hengan International Group Co. Ltd.	395,683	0.2
95,100	Inner Mongolia Yitai Coal Co. Ltd. - Class B	220,463	0.1
76,500 (1)(3)	Innovent Biologics, Inc.	332,559	0.1
23,132 (1)	iQIYI, Inc., ADR	60,375	0.0
82,700	JD.com, Inc. - Class A	1,677,092	0.7
128,000	Jiangsu Expressway Co. Ltd. - Class H	128,920	0.1
68,000	Jiangxi Copper Co. Ltd. - Class H	114,383	0.1
5,200	Kweichow Moutai Co. Ltd. - Class A	1,116,856	0.5
41,100	Lao Feng Xiang Co. Ltd. - Class B	144,677	0.1
89,400 (1)(3)	Meituan - Class B	2,112,555	0.9
8,900	NetEase, Inc.	143,190	0.1
295,000	People's Insurance Co. Group of China Ltd. - Class H	148,903	0.1
1,090,000	PetroChina Co. Ltd. - Class H	818,497	0.4
142,000	PICC Property & Casualty Co. Ltd. - Class H	215,410	0.1
139,000 (3)	Qingdao Port International Co. Ltd. - Class H	97,267	0.0
129,428	Shenzhen International Holdings Ltd.	109,881	0.0
19,400	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	726,838	0.3
105,227	Tencent Holdings Ltd.	5,486,760	2.4
324,000	Tingyi Cayman Islands Holding Corp.	472,682	0.2
3,150 (1)	Trip.com Group Ltd.	202,717	0.1
21,431 (1)	Trip.com Group Ltd., ADR	1,380,156	0.6
80,000	Tsingtao Brewery Co. Ltd. - Class H	516,073	0.2
705,000	Uni-President China Holdings Ltd.	659,846	0.3
27,500	Weibo Corp. - Class A	250,786	0.1
132,000	Weichai Power Co. Ltd. - Class H	199,460	0.1
59,400	Wuliangye Yibin Co. Ltd. - Class A	1,226,453	0.5
169,500	Yangzijiang Shipbuilding Holdings Ltd.	329,304	0.1
61,842	Yum China Holdings, Inc.	2,778,896	1.2
		30,699,149	13.5
	Czechia: 0.1%
5,472	CEZ AS	212,036	0.1

	Egypt: 0.1%
74,666	Commercial International Bank Egypt SAE	122,028	0.1

See Accompanying Notes to Financial Statements

15

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France: 0.7%
4,554	L'Oreal SA	$1,708,524	0.7

	Germany: 0.6%
5,250	Adidas AG	1,257,328	0.6

	Greece: 0.4%
5,860	GEK Terna Holding Real Estate Construction SA	110,599	0.1
18,598	Hellenic Telecommunications Organization SA	307,315	0.1
12,529	Helleniq Energy Holdings SA	94,224	0.0
6,172	Jumbo SA	164,728	0.1
10,329	OPAP SA	176,170	0.1
		853,036	0.4
	Hong Kong: 2.5%
385,459	AIA Group Ltd.	3,042,165	1.3
44,500	Beijing Enterprises Holdings Ltd.	145,797	0.1
1,169,361 (3)	Budweiser Brewing Co. APAC Ltd.	1,219,618	0.5
246,000	China Everbright Environment Group Ltd.	119,126	0.1
111,800	China Gas Holdings Ltd.	96,009	0.0
56,000	China Merchants Port Holdings Co. Ltd.	92,093	0.0
44,700	China Resources Gas Group Ltd.	172,347	0.1
52,000	China Resources Power Holdings Co. Ltd.	125,086	0.1
70,000	China State Construction International Holdings Ltd.	102,828	0.0
662,000	Kunlun Energy Co. Ltd.	627,816	0.3
		5,742,885	2.5
	Hungary: 0.4%
62,672	Magyar Telekom Telecommunications PLC	191,722	0.1
53,447	MOL Hungarian Oil & Gas PLC	370,897	0.2
9,491	Richter Gedeon Nyrt	274,156	0.1
		836,775	0.4
	Iceland: 0.1%
196,444	Hagar hf	136,335	0.1

	India: 17.4%
4,684	ACC Ltd.	128,950	0.1
1,715	AIA Engineering Ltd.	77,787	0.0
1,818	Alkem Laboratories Ltd.	124,758	0.1
12,949	Ambuja Cements Ltd.	89,270	0.0
39,592	Asian Paints Ltd.	1,378,913	0.6
8,258	Axis Bank Ltd.	113,441	0.1
1,111	Bajaj Auto Ltd.	129,758	0.1
22,994	Bajaj Finance Ltd.	1,878,165	0.8
828	Bajaj Holdings & Investment Ltd.	100,624	0.0
48,686	Bharat Electronics Ltd.	164,344	0.1
5,764	Bharat Forge Ltd.	96,480	0.0
83,681	Bharat Petroleum Corp. Ltd.	308,683	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
13,280	Bharti Airtel Ltd.	$220,410	0.1
292	Bosch Ltd.	121,805	0.1
2,813	Britannia Industries Ltd.	191,250	0.1
14,688	Cipla Ltd./India	270,211	0.1
54,904	Coal India Ltd.	294,503	0.1
1,794	Coforge Ltd.	161,750	0.1
4,516	Colgate-Palmolive India Ltd.	164,249	0.1
10,165	Container Corp. Of India Ltd.	102,214	0.0
4,817	Coromandel International Ltd.	95,439	0.0
3,791	Cummins India Ltd.	157,251	0.1
2,112	Divi's Laboratories Ltd.	147,609	0.1
18,180	Dr Reddy's Laboratories Ltd.	274,987	0.1
3,378	Eicher Motors Ltd.	196,051	0.1
23,509	Exide Industries Ltd.	127,165	0.1
43,772	GAIL India Ltd.	103,717	0.0
5,742	Havells India Ltd.	111,747	0.1
54,758	HCL Technologies Ltd.	1,145,791	0.5
3,769 (3)	HDFC Asset Management Co. Ltd.	192,337	0.1
81,961	HDFC Bank Ltd.	1,684,685	0.7
71,053	HDFC Bank Ltd., ADR	4,478,471	2.0
5,812	Hero MotoCorp Ltd.	343,666	0.2
29,494	Hindalco Industries Ltd.	239,326	0.1
1,679	Hindustan Aeronautics Ltd.	84,491	0.0
22,910	Hindustan Petroleum Corp. Ltd.	103,592	0.0
15,138	Hindustan Unilever Ltd.	454,501	0.2
3,759 (3)	ICICI Lombard General Insurance Co. Ltd.	85,394	0.0
11,618	Indian Hotels Co. Ltd.	93,174	0.0
86,523	Indian Oil Corp. Ltd.	145,824	0.1
21,341	Indraprastha Gas Ltd.	106,414	0.0
20,870 (1)	Indus Towers Ltd.	84,209	0.0
62,292	Infosys Ltd.	1,299,700	0.6
189,197	Infosys Ltd. - Foreign, ADR	3,956,109	1.7
2,320 (1)(3)	InterGlobe Aviation Ltd.	111,452	0.1
3,958	Larsen & Toubro Ltd.	170,023	0.1
7,830	Lupin Ltd.	203,163	0.1
3,106	Mahindra & Mahindra Ltd.	100,300	0.0
12,901	Marico Ltd.	98,023	0.0
950	Maruti Suzuki India Ltd.	124,690	0.1
11,726	Max Healthcare Institute Ltd.	141,549	0.1
136	MRF Ltd.	197,797	0.1
76,258	NHPC Ltd.	74,661	0.0
67,190	NMDC Ltd.	176,455	0.1
45,127	NTPC Ltd.	218,261	0.1
45,245	Oil & Natural Gas Corp. Ltd.	142,690	0.1
776	Oracle Financial Services Software Ltd.	100,151	0.0
2,996	Persistent Systems Ltd.	190,760	0.1
63,756	Petronet LNG Ltd.	251,587	0.1
4,348	Phoenix Mills Ltd.	78,543	0.0
2,884	PI Industries Ltd.	153,411	0.1
2,827	Pidilite Industries Ltd.	105,560	0.0

See Accompanying Notes to Financial Statements

16

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
66,444	Power Grid Corp. of India Ltd.	$252,752	0.1
512,438	Reliance Industries Ltd.	8,102,657	3.6
147,226 (1)	Reliance Strategic Investments Ltd.	563,113	0.3
1,282	Siemens Ltd.	106,055	0.0
10,092	Sun Pharmaceutical Industries Ltd.	221,472	0.1
1,546	Supreme Industries Ltd.	78,766	0.0
60,608	Tata Consultancy Services Ltd.	2,850,825	1.3
64,958	Tata Consumer Products Ltd.	772,819	0.3
15,059	Tata Motors Ltd.	148,949	0.1
23,217	Tata Power Co. Ltd.	121,020	0.1
75,008	Tata Steel Ltd.	131,828	0.1
14,807	Tech Mahindra Ltd.	281,837	0.1
2,588	Titan Co. Ltd.	100,246	0.0
2,577	Torrent Pharmaceuticals Ltd.	97,953	0.0
5,717	Torrent Power Ltd.	123,675	0.1
1,314	Trent Ltd.	111,037	0.1
1,353	UltraTech Cement Ltd.	177,670	0.1
5,390	United Spirits Ltd.	92,747	0.0
30,002	Vedanta Ltd.	165,151	0.1
8,478	Voltas Ltd.	165,952	0.1
24,747	Wipro Ltd.	161,089	0.1
31,930 (1)	Zomato Ltd.	91,607	0.0
8,376	Zydus Lifesciences Ltd.	99,490	0.0
		39,487,001	17.4
	Indonesia: 2.0%
478,000	Adaro Energy Indonesia Tbk PT	110,018	0.0
2,205,800	Astra International Tbk PT	716,107	0.3
4,466,578	Bank Central Asia Tbk PT	2,917,007	1.3
275,900	Bank Mandiri Persero Tbk PT	117,125	0.1
908,300	Telkom Indonesia Persero Tbk PT	162,352	0.1
2,443,100	Unilever Indonesia Tbk PT	305,776	0.1
102,400	United Tractors Tbk PT	178,741	0.1
		4,507,126	2.0
	Ireland: 0.8%
15,975 (1)	PDD Holdings, Inc., ADR	1,926,425	0.8

	Japan: 1.5%
10,976	Fast Retailing Co. Ltd.	3,509,263	1.5

	Kuwait: 0.1%
97,516	Mobile Telecommunications Co. KSCP	145,071	0.1

	Luxembourg: 0.1%
9,129	Reinet Investments SCA	253,360	0.1

	Malaysia: 1.3%
82,700	AMMB Holdings Bhd	96,009	0.0
47,900	CIMB Group Holdings Bhd	86,859	0.0
115,000	Gamuda Bhd	223,257	0.1
100,100	Genting Bhd	89,925	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
213,100	IJM Corp. Bhd	$146,138	0.1
46,900	Malaysia Airports Holdings Bhd	108,602	0.0
98,100	MISC Bhd	167,804	0.1
199,000 (3)	MR DIY Group M Bhd	99,172	0.0
45,200	Petronas Gas Bhd	178,364	0.1
620,400	Public Bank Bhd	624,298	0.3
294,300	Sime Darby Bhd	155,203	0.1
100,100	Telekom Malaysia Bhd	148,196	0.1
226,900	Tenaga Nasional Bhd	725,885	0.3
206,000	YTL Corp. Bhd	92,088	0.0
180,900	YTL Power International Bhd	126,007	0.1
		3,067,807	1.3
	Mexico: 5.7%
181,600	Alfa SAB de CV - Class A	131,053	0.1
190,497	America Movil SAB de CV	150,707	0.1
51,431	America Movil SAB de CV - Foreign, ADR	809,524	0.4
16,840	Arca Continental SAB de CV	143,653	0.1
322,694	Cemex SAB de CV	169,173	0.1
95,115	Cemex SAB de CV - Foreign, ADR	496,500	0.2
40,823	Coca-Cola Femsa SAB de CV	337,813	0.1
7,555	Coca-Cola Femsa SAB de CV - Foreign, ADR	629,860	0.3
39,223	Corp Inmobiliaria Vesta SAB de CV	102,127	0.0
25,790	El Puerto de Liverpool SAB de CV - Class C1	135,604	0.1
105,256	Fibra Uno Administracion SA de CV	121,250	0.0
54,327	Fomento Economico Mexicano SAB de CV	526,314	0.2
38,382	Fomento Economico Mexicano SAB de CV - Foreign, ADR	3,718,832	1.6
10,464	Gruma SAB de CV - Class B	179,895	0.1
11,368	Grupo Aeroportuario del Centro Norte SAB de CV	94,810	0.0
9,824	Grupo Aeroportuario del Pacifico SAB de CV - Class B	171,126	0.1
8,622	Grupo Aeroportuario del Sureste SAB de CV - Class B	229,960	0.1
24,805	Grupo Bimbo SAB de CV	76,822	0.0
18,674	Grupo Comercial Chedraui SA de CV	118,262	0.0
122,537	Grupo Financiero Banorte SAB de CV - Class O	855,208	0.4
55,474 (1)	Grupo Financiero Inbursa SAB de CV - Class O	123,316	0.1
33,683	Grupo Mexico SAB de CV	176,735	0.1
110,222	Grupo Televisa SAB, ADR	275,555	0.1
34,993 (1)	Ollamani SAB	59,460	0.0

See Accompanying Notes to Financial Statements

17

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
84,676	Prologis Property Mexico SA de CV	$283,530	0.1
16,546	Promotora y Operadora de Infraestructura SAB de CV	144,163	0.1
997,797	Wal-Mart de Mexico SAB de CV	2,755,106	1.2
		13,016,358	5.7
	Netherlands: 1.1%
29,296	Heineken NV	2,402,759	1.0
19,110	NEPI Rockcastle NV	149,986	0.1
		2,552,745	1.1
	Peru: 0.5%
29,182	Cia de Minas Buenaventura SAA, ADR	381,117	0.1
4,650	Credicorp Ltd.	856,204	0.4
		1,237,321	0.5
	Philippines: 0.2%
524,000	DMCI Holdings, Inc.	100,770	0.0
20,000	International Container Terminal Services, Inc.	136,293	0.0
18,260	Manila Electric Co.	153,973	0.1
7,165	PLDT, Inc.	176,087	0.1
		567,123	0.2
	Qatar: 0.2%
35,516	Ooredoo QPSC	111,591	0.0
38,959	Qatar Fuel QSC	164,032	0.1
73,596	Qatar Navigation QSC	231,441	0.1
		507,064	0.2
	Romania: 0.2%
1,668,375	OMV Petrom SA	270,043	0.1
5,017	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	132,869	0.1
		402,912	0.2
	Saudi Arabia: 0.6%
2,447	Astra Industrial Group	115,975	0.1
2,076	Bupa Arabia for Cooperative Insurance Co.	111,326	0.0
15,437	Etihad Etisalat Co.	212,545	0.1
33,856	Jarir Marketing Co.	119,038	0.1
2,988	Riyadh Cables Group Co.	81,090	0.0
67,000 (3)	Saudi Arabian Oil Co.	481,265	0.2
13,505	Saudi Telecom Co.	151,570	0.1
		1,272,809	0.6
	South Africa: 2.0%
12,635	Bid Corp. Ltd.	298,961	0.1
11,526	Bidvest Group Ltd.	186,515	0.1
705	Capitec Bank Holdings Ltd.	127,359	0.0
12,230	Clicks Group Ltd.	261,068	0.1
18,199	Exxaro Resources Ltd.	171,618	0.1
15,092	Foschini Group Ltd.	131,351	0.1
17,054	Mr Price Group Ltd.	248,764	0.1
51,513	OUTsurance Group Ltd.	175,460	0.1
400,008	Sanlam Ltd.	1,990,511	0.9
17,195	Shoprite Holdings Ltd.	296,965	0.1
7,587	Standard Bank Group Ltd.	104,454	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
14,018	Tiger Brands Ltd.	$187,991	0.1
22,151	Vodacom Group Ltd.	138,681	0.1
55,143	Woolworths Holdings Ltd./ South Africa	203,619	0.1
		4,523,317	2.0
	South Korea: 15.1%
1,046	CJ Corp.	77,546	0.0
1,971	Coway Co. Ltd.	90,049	0.0
1,875	DB Insurance Co. Ltd.	147,786	0.1
4,089	GS Holdings Corp.	121,795	0.1
2,320	Hana Financial Group, Inc.	100,095	0.0
8,388	Hankook Tire & Technology Co. Ltd.	213,631	0.1
2,687	HD Hyundai Co. Ltd.	155,036	0.1
1,267 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	167,638	0.1
2,363	Hyundai Glovis Co. Ltd.	207,902	0.1
2,668	Hyundai Mobis Co. Ltd.	479,527	0.2
690	Hyundai Motor Co.	106,281	0.0
43,797	Kakao Corp.	1,165,686	0.5
2,480	KB Financial Group, Inc.	161,371	0.1
9,174	Kia Corp.	606,667	0.3
6,308 (1)	Korea Electric Power Corp.	105,461	0.0
7,215	Korean Air Lines Co. Ltd.	124,544	0.1
2,895	KT&G Corp.	229,962	0.1
1,979	LG Corp.	108,144	0.1
1,368	LG Electronics, Inc.	88,097	0.0
71,979	LG Uplus Corp.	521,686	0.2
22,739	NAVER Corp.	2,781,475	1.2
2,125	S-1 Corp.	99,393	0.0
10,378	Samsung C&T Corp.	876,281	0.4
1,326	Samsung Electro- Mechanics Co. Ltd.	112,743	0.1
132,518	Samsung Electronics Co. Ltd.	5,626,846	2.5
435	Samsung Fire & Marine Insurance Co. Ltd.	105,462	0.0
15,973	Samsung Life Insurance Co. Ltd.	1,168,816	0.5
20,888	Shinhan Financial Group Co. Ltd.	778,082	0.3
59,686	SK Hynix, Inc.	7,813,723	3.4
123,163 (1)	SK Square Co. Ltd.	7,437,794	3.3
60,107	SK Telecom Co. Ltd.	2,466,748	1.1
10,453	Woori Financial Group, Inc.	116,373	0.1
		34,362,640	15.1
	Taiwan: 16.8%
7,000	Accton Technology Corp.	117,626	0.0
12,699	Advantech Co. Ltd.	124,451	0.1
88,000	ASE Technology Holding Co. Ltd.	414,990	0.2
27,000	Asustek Computer, Inc.	476,763	0.2
18,000	Catcher Technology Co. Ltd.	131,007	0.1
94,000	Cheng Shin Rubber Industry Co. Ltd.	135,008	0.1

See Accompanying Notes to Financial Statements

18

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
62,000	Chicony Electronics Co. Ltd.	$312,672	0.1
57,000	Chunghwa Telecom Co. Ltd.	216,368	0.1
97,000	Compal Electronics, Inc.	106,482	0.0
99,000	CTBC Financial Holding Co. Ltd.	109,749	0.0
28,000	Delta Electronics, Inc.	345,825	0.1
166,000	Eva Airways Corp.	191,714	0.1
146,000	Far Eastern New Century Corp.	168,473	0.1
34,000	Far EasTone Telecommunications Co. Ltd.	93,887	0.0
694,000 (1)(2)(3)	FIT Hon Teng Ltd.	234,022	0.1
130,000	Hon Hai Precision Industry Co. Ltd.	833,264	0.4
5,000	International Games System Co. Ltd.	157,761	0.1
33,000	King Yuan Electronics Co. Ltd.	124,374	0.1
2,400	Largan Precision Co. Ltd.	168,098	0.1
57,000	Lite-On Technology Corp.	178,683	0.1
3,000	Lotes Co. Ltd.	152,575	0.1
145,000	MediaTek, Inc.	5,644,589	2.5
24,000	Micro-Star International Co. Ltd.	131,283	0.1
23,000	Novatek Microelectronics Corp.	355,381	0.2
328,000	Pegatron Corp.	994,551	0.4
176,000	Pou Chen Corp.	205,773	0.1
56,000	Powertech Technology, Inc.	218,059	0.1
11,000	President Chain Store Corp.	101,000	0.0
29,000	Quanta Computer, Inc.	263,359	0.1
16,000	Realtek Semiconductor Corp.	234,760	0.1
143,350	SinoPac Financial Holdings Co. Ltd.	101,761	0.0
81,000	Synnex Technology International Corp.	177,914	0.1
109,000	Taiwan Cement Corp.	108,283	0.0
51,000	Taiwan Fertilizer Co. Ltd.	90,389	0.0
20,000	Taiwan Secom Co. Ltd.	84,674	0.0
758,575	Taiwan Semiconductor Manufacturing Co. Ltd.	23,788,524	10.5
52,000	Uni-President Enterprises Corp.	145,621	0.1
229,000	United Microelectronics Corp.	330,389	0.1
2,000	Voltronic Power Technology Corp.	131,528	0.1
39,000	WPG Holdings Ltd.	88,611	0.0
5,000	Yageo Corp.	85,042	0.0
97,980	Yuanta Financial Holding Co. Ltd.	98,271	0.0
35,000	Zhen Ding Technology Holding Ltd.	120,691	0.1
		38,294,245	16.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand: 1.8%
14,400	Advanced Info Service PCL	$117,215	0.0
191,000	Bangkok Dusit Medical Services PCL - Class F	155,692	0.1
1,809,419	CP ALL PCL - Foreign	3,391,540	1.5
22,400	Kasikornbank PCL	97,086	0.0
39,500	PTT Exploration & Production PCL	148,355	0.1
285,300	PTT PCL - Foreign	283,440	0.1
		4,193,328	1.8
	Turkey: 0.8%
687,919	Akbank TAS	1,015,868	0.5
18,362	BIM Birlesik Magazalar AS	249,989	0.1
54,151	Coca-Cola Icecek AS	80,440	0.0
36,769	KOC Holding AS	181,326	0.1
6,016	Migros Ticaret AS	71,470	0.0
12,134 (1)	Turk Hava Yollari AO	96,508	0.0
31,199	Turkiye Petrol Rafinerileri AS	131,661	0.1
		1,827,262	0.8
	United Arab Emirates: 0.6%
231,978	Air Arabia PJSC	181,401	0.1
71,205	Aldar Properties PJSC	147,594	0.1
97,097	Emaar Development PJSC	244,925	0.1
280,353	Emaar Properties PJSC	662,850	0.3
19,004	Emirates Telecommunications Group Co. PJSC	91,681	0.0
		1,328,451	0.6
	United Kingdom: 1.2%
45,057	Unilever PLC, ADR	2,744,422	1.2

	United States: 0.7%
12,804	Micron Technology, Inc.	1,275,918	0.6
6,821	Titan Cement International SA	242,180	0.1
		1,518,098	0.7
	Uruguay: 1.6%
1,739 (1)	MercadoLibre, Inc.	3,542,656	1.6
	Total Common Stock (Cost $204,911,460)	222,931,447	98.0

PREFERRED STOCK: 0.7%
	Brazil: 0.5%
160,896	Cia Energetica de Minas Gerais	315,897	0.1
42,802	Gerdau SA	135,198	0.1
315,007	Itausa SA	577,605	0.2
28,370	Petroleo Brasileiro SA	175,886	0.1
		1,204,586	0.5
	Chile: 0.1%
33,451	Embotelladora Andina SA	99,857	0.1

	South Korea: 0.1%
1,599	LG Chem Ltd.	240,738	0.1
	Total Preferred Stock (Cost $1,674,666)	1,545,181	0.7

See Accompanying Notes to Financial Statements

19

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	South Korea (continued)
	Total Long-Term Investments (Cost $206,586,126)	$224,476,628	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 0.3%
654,737 (4)	Daiwa Capital Markets America, Inc., Repurchase Agreement dated 10/31/2024, 4.890%, due 11/01/2024 (Repurchase Amount $654,825, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%- 7.500%, Market Value plus accrued interest $667,832, due 05/15/25-11/01/54)	654,737	0.3
	Total Repurchase Agreements (Cost $654,737)	654,737	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
3,460,767 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.760%	3,460,767	1.5
470,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.780%	470,000	0.2
	Total Mutual Funds (Cost $3,930,767)	3,930,767	1.7
	Total Short-Term Investments (Cost $4,585,504)	4,585,504	2.0
	Total Investments in Securities (Cost $211,171,630)	$229,062,132	100.7
	Liabilities in Excess of Other Assets	(1,686,741)	(0.7)
	Net Assets	$227,375,391	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of October 31, 2024.

Sector Diversification	Percentage of Net Assets
Information Technology	27.7%
Consumer Staples	14.0
Financials	13.7
Consumer Discretionary	13.3
Communication Services	8.3
Industrials	7.1
Energy	6.8
Materials	3.1
Utilities	2.2
Health Care	1.7
Real Estate	0.8
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

20

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at October 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil	$15,969,702	$—	$—	$15,969,702
Chile	606,845	—	—	606,845
China	2,921,869	27,777,280	—	30,699,149
Czechia	212,036	—	—	212,036
Egypt	122,028	—	—	122,028
France	—	1,708,524	—	1,708,524
Germany	—	1,257,328	—	1,257,328
Greece	176,170	676,866	—	853,036
Hong Kong	102,828	5,640,057	—	5,742,885
Hungary	465,878	370,897	—	836,775
Iceland	136,335	—	—	136,335
India	8,434,580	31,052,421	—	39,487,001
Indonesia	2,917,007	1,590,119	—	4,507,126
Ireland	1,926,425	—	—	1,926,425
Japan	—	3,509,263	—	3,509,263
Kuwait	—	145,071	—	145,071
Luxembourg	253,360	—	—	253,360
Malaysia	286,966	2,780,841	—	3,067,807
Mexico	13,016,358	—	—	13,016,358
Netherlands	149,986	2,402,759	—	2,552,745
Peru	1,237,321	—	—	1,237,321
Philippines	290,266	276,857	—	567,123
Qatar	507,064	—	—	507,064
Romania	—	402,912	—	402,912
Saudi Arabia	227,301	1,045,508	—	1,272,809
South Africa	3,248,961	1,274,356	—	4,523,317
South Korea	—	34,362,640	—	34,362,640
Taiwan	—	38,294,245	—	38,294,245
Thailand	—	4,193,328	—	4,193,328
Turkey	1,477,958	349,304	—	1,827,262
United Arab Emirates	91,681	1,236,770	—	1,328,451
United Kingdom	2,744,422	—	—	2,744,422
United States	1,275,918	242,180	—	1,518,098
Uruguay	3,542,656	—	—	3,542,656
Total Common Stock	62,341,921	160,589,526	—	222,931,447
Preferred Stock	1,304,443	240,738	—	1,545,181
Short-Term Investments	3,930,767	654,737	—	4,585,504
Total Investments, at fair value	$67,577,131	$161,485,001	$—	$229,062,132
Liabilities Table
Other Financial Instruments+
Futures	$(24,583)	$—	$—	$(24,583)
Total Liabilities	$(24,583)	$—	$—	$(24,583)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

21

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2024 (continued)

At October 31, 2024, the following futures contracts were outstanding for Voya VACS Series EME Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
MSCI Emerging Markets Index	11	12/20/24	$619,575	$(24,583)
			$619,575	$(24,583)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$24,583
Total Liability Derivatives		$24,583

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended October 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$70,852	$70,852
Foreign exchange contracts	341	—	341
Total	$341	$70,852	$71,193

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(11,050)
Total	$(11,050)

At October 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $216,023,685.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$28,963,978
Gross Unrealized Depreciation	(15,859,168)
Net Unrealized Appreciation	$13,104,810

See Accompanying Notes to Financial Statements

22

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended October 31, 2024 were as follows:

Fund Name	Type	Per Share Amount
Voya VACS Series EME Fund
	NII	$ 0.1324
	STCG	$ 0.0422

NII - Net investment income

STCG - Short-term capital gain

For the year ended October 31, 2024, 57.48% of ordinary income dividends paid by the Fund (including creditable foreign taxes paid) are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

Pursuant to Section 853 of the Internal Revenue Code, Voya VACS Series EME Fund designates the following amounts as foreign taxes paid for the period ended October 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Derived From Foreign Sourced Income*
$1,349,087	$0.0672	81.19%

*None of the Fund's income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

23

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116

Placement Agent	Custodian
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

226105 (1024)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $58,980 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: January 6, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: January 6, 2025